    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014.

                                                              FILE NO. 333-69489

                                                                       811-04732

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 23                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 658                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

NATIONS VARIABLE ANNUITY


HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
PO BOX 14293
LEXINGTON, KY 40512-4293



TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM
("OUR WEBSITE")



                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The variable annuity product(s) described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company's long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.



Nations Variable Annuity is a contract between you and Hartford Life Insurance Company where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchased your Contract, you allocated your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: AIM Variable Insurance Funds, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Hartford HLS Series Fund II, Inc., and Hartford Series Fund, Inc.



At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.



You should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (SEC). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.


Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured


-   Endorsed by any bank or governmental agency


--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2014



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2014

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   10
PERFORMANCE RELATED INFORMATION                                               12
FIXED ACCUMULATION FEATURE                                                    12
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            17
  The Hartford's Principal First                                              20
  Death Benefit                                                               22
  Surrenders                                                                  26
ANNUITY PAYOUTS                                                               28
OTHER PROGRAMS AVAILABLE                                                      30
OTHER INFORMATION                                                             32
  Legal Proceedings                                                           35
  More Information                                                            35
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      36
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING       APP TAX-1
TAX-QUALIFIED RETIREMENT PLANS
APPENDIX I -- THE FUNDS                                                  APP-I-1
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                      APP-II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP-III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP-IV-1

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.


ANNUAL WITHDRAWAL AMOUNT (AWA): This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.


ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartfords Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartfords Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.


CONTINGENT DEFERRED SALES CHARGE ("CDSC"): The deferred sales charge that may apply when you make a full or partial Surrender.


CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

4

-------------------------------------------------------------------------------

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.


OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford/annuities prior to December 31, 2014.


PAYEE: The person or party you designate to receive Annuity Payouts.


PREMIUM PAYMENT: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any Contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).


THE HARTFORD'S PRINCIPAL FIRST: An option that was available at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

-------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THE TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                          7%
  Second Year                                                                                             6%
  Third Year                                                                                              6%
  Fourth Year                                                                                             5%
  Fifth Year                                                                                              4%
  Sixth Year                                                                                              3%
  Seventh Year                                                                                            2%
  Eighth Year                                                                                             0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge (4)                                                                               0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)                                     0.75%
 The Hartfords Principal First Charge (5)
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges (6)                                    2.50%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

(4) The Administrative Charge only applies to Contracts issued on or after May 1, 2002 (Series IIR Contracts).

(5) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

(6) Total Separate Account Annual Expenses with all optional charges for Contracts issues before May 1, 2002 (Series II Contracts) is 2.10%.

6

-------------------------------------------------------------------------------

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.70%              1.29%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DID NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,060
3 years                                                                   $1,825
5 years                                                                   $2,505
10 years                                                                  $4,332

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $312
3 years                                                                   $1,157
5 years                                                                   $2,015
10 years                                                                  $4,219

(3)  If you do not Surrender your Contract:

1 year                                                                      $418
3 years                                                                   $1,265
5 years                                                                   $2,124
10 years                                                                  $4,332

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

8

-------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?


This Contract is closed to new investors. In addition, effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.



WHAT TYPE OF SALES CHARGES APPLY?



You didn't pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.


The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                 NUMBER OF YEARS FROM                     CONTINGENT DEFERRED
                   PREMIUM PAYMENT                            SALES CHARGE
--------------------------------------------------------------------------------
                          1                                         7%
                          2                                         6%
                          3                                         6%
                          4                                         5%
                          5                                         4%
                          6                                         3%
                          7                                         2%
                      8 or more                                     0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.


- THE HARTFORDS PRINCIPAL FIRST CHARGE -- This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartfords Principal First, we deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



- OPTIONAL DEATH BENEFIT CHARGE -- If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.



- EARNINGS PROTECTION BENEFIT CHARGE -- If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.


Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Account. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation

-------------------------------------------------------------------------------

Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.


If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:


- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.


If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:


- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


OPTIONAL DEATH BENEFIT -- If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:


- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.


If you elected the Optional Death Benefit, you cannot cancel it.



EARNINGS PROTECTION BENEFIT -- You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.


If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take payments by the Annuity Commencement Date, which is before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later. Effective October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.


Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   Fixed dollar amount Automatic Annuity Payouts,

-   Variable dollar amount Automatic Annuity Payouts, or

- A combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

10

-------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

THE COMPANY


We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS


The Funds available for investment are described in Appendix I. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

-------------------------------------------------------------------------------

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2013, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, American Century Investment Services Inc., BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

12

-------------------------------------------------------------------------------


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2013, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2013, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $95.7 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

-------------------------------------------------------------------------------

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- Effective October 4, 2013, the DCA Plus program is no longer available and we are no longer accepting subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 can complete their current program, but will not be allowed to elect a new program.


You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.


If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?


This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.



If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series II of the Contract was sold before May 1, 2002. Series IIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?


The Contract was only available for purchase through a Financial Intermediary.



Premium Payments sent to us must be made payable in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We

14

-------------------------------------------------------------------------------

reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.


Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.


For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


If we receive a subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.



It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.



DESCRIPTION OF RIGHT TO CANCEL PROVISION YOU HAD WHEN YOU PURCHASED YOUR
CONTRACT.


If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.


WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

-------------------------------------------------------------------------------

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a

16

-------------------------------------------------------------------------------

Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract

-------------------------------------------------------------------------------

  Anniversary. The 30% does not include Contract Value in any DCA Plus Program;
  or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney
(POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.


CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

18

-------------------------------------------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Representative or Hartford.


THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:



- AWA -- Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.


UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:


- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.


- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

-------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES


The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE


The Hartford's Principal First is closed to new investors and post-issue election. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time.


OPTIONAL DEATH BENEFIT CHARGE


If you elected the Optional Death Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your

20

-------------------------------------------------------------------------------


Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


EARNINGS PROTECTION BENEFIT CHARGE


If you elected the Earnings Protection Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.



If you elected The Hartford's Principal First when you purchased your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elected this option at a later date, your Contract Value on the date we added the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.


Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

-------------------------------------------------------------------------------

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up, we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


If you elected The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The

22

-------------------------------------------------------------------------------

Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartfords Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see Appendix III.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.


If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:


- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.


If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:


- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


OPTIONAL DEATH BENEFIT -- You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.


The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."


If you elected the Optional Death Benefit, you cannot cancel it.

-------------------------------------------------------------------------------


EARNINGS PROTECTION BENEFIT -- You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.


If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

-   Plus Premium Payments made since that date ($0),

-   Minus Premium Payments made in the 12 months prior to death ($0),

-   Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

24

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS


For more information on how these optional benefits may affect your taxes, please see Appendix Tax the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."


The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of our receipt of complete instructions, except when we are permitted to defer such payment under the Investment Company Act of 1940. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.



If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiarys remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

-------------------------------------------------------------------------------

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.


THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS, INCLUDING THOSE THAT MAY NOT

26

-------------------------------------------------------------------------------


RESULT IN A PAYOUT AT DEATH, PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS" AND THE "DEATH BENEFIT" SECTION OF YOUR CONTRACT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.


Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).



FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?


Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.



We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in

-------------------------------------------------------------------------------


connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.



We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.



WRITTEN REQUESTS -- Complete a Surrender form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



-   your tax withholding amount or percentage, if any, and



-   your disbursement instructions, including your mailing address.



You may submit this form via mail, fax or a request via the internet.



Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.



If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.



TELEPHONE OR INTERNET REQUESTS -- To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE AND/OR INTERNET REDEMPTIONS AT ANY TIME.



Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE AND INTERNET.


WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE APPENDIX TAX "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

28

-------------------------------------------------------------------------------

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.


Effective October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.



PROOF OF SURVIVAL



The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-------------------------------------------------------------------------------

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION


If you elected The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   Monthly,

-   Quarterly,

-   Semi-annually, or

-   Annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If

30

-------------------------------------------------------------------------------

the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   The Annuity Payout Option chosen,

-   The Annuitant's attained age and gender (if applicable),

- The applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   The Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

-------------------------------------------------------------------------------


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Appendix Tax for more information regarding the tax consequences associated with your Contract.


STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging


We offered three dollar cost averaging programs:



       -   DCA Plus



       -   Fixed Amount DCA


       -   Earnings/Interest DCA


DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days

32

-------------------------------------------------------------------------------

after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.


SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme. When you purchased this Contract you represented and

-------------------------------------------------------------------------------


warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.


We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.


Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

34

-------------------------------------------------------------------------------

ADDITIONAL PAYMENTS


Subject to FINRA and Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to, among other things, encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.



ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Inforce Contract Owner Support    Support for such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2013, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:



AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks,
LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2013, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

-------------------------------------------------------------------------------


For the fiscal year ended December 31, 2013, Additional Payments did not in the aggregate exceed approximately $21 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period.


LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293.

Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

36

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                   APP TAX-1

-------------------------------------------------------------------------------


APPENDIX TAX



FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including

APP TAX-2

-------------------------------------------------------------------------------

assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

                                                                   APP TAX-3

-------------------------------------------------------------------------------

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.


      APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER PPA DESCRIBED IN THIS PROSPECTUS)


      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.


      When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.


       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the

APP TAX-4

-------------------------------------------------------------------------------

contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code
Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the

                                                                   APP TAX-5

-------------------------------------------------------------------------------

           Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

APP TAX-6

-------------------------------------------------------------------------------

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

                                                                   APP TAX-7

-------------------------------------------------------------------------------

5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse

APP TAX-8

-------------------------------------------------------------------------------

beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

                                                                   APP TAX-9

-------------------------------------------------------------------------------

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow

APP TAX-10

-------------------------------------------------------------------------------

each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

                                                                  APP TAX-11

-------------------------------------------------------------------------------

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

APP TAX-12

-------------------------------------------------------------------------------

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

                                                                  APP TAX-13

-------------------------------------------------------------------------------

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

APP TAX-14

-------------------------------------------------------------------------------

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a

                                                                  APP TAX-15

-------------------------------------------------------------------------------

"conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

                                                                     APP I-1

-------------------------------------------------------------------------------


APPENDIX I -- THE FUNDS



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Core Equity Fund --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I
 Invesco V.I. High Yield -- Series I     Seeks total return, comprised of current     Invesco Advisers, Inc.
                                         income and capital appreciation
 Invesco V.I. Money Market Fund --       Seeks to provide current income consistent   Invesco Advisers, Inc.
  Series II*                             with preservation of capital and liquidity
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
 Columbia Variable Portfolio -- Small    Seeks long-term capital appreciation         Columbia Management Investment Advisers,
  Company Growth Fund -- Class 1 (1)                                                  LLC
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
I
 Columbia Variable Portfolio -- Asset    Seeks total return consisting of current     Columbia Management Investment Advisers,
  Allocation Fund -- Class 1 (2)         income and long-term capital appreciation    LLC
 Columbia Variable Portfolio -- Marisco  Seeks long-term growth of capital with       Columbia Management Investment Advisers,
  21st Century Fund -- Class 1 (3)       current income as a secondary consideration  LLC
                                                                                      Sub-advised by Marsico Capital Management,
                                                                                      LLC
 Columbia Variable Portfolio -- Marsico  Seeks long-term growth of capital with       Columbia Management Investment Advisers,
  Focused Equities Fund -- Class 1 (4)   current income as a secondary consideration  LLC
                                                                                      Sub-advised by Marsico Capital Management,
                                                                                      LLC
 Columbia Variable Portfolio -- Marsico  Seeks long-term growth of capital with       Columbia Management Investment Advisers,
  Growth Fund -- Class 1 (5)             current income as a secondary consideration  LLC
                                                                                      Sub-advised by Marsico Capital Management,
                                                                                      LLC
 Columbia Variable Portfolio -- Marsico  Seeks long-term growth of capital with       Columbia Management Investment Advisers,
  International Opportunities Fund --    current income as a secondary consideration  LLC
  Class 2 (6)                                                                         Sub-advised by Marsico Capital Management,
                                                                                      LLC
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
II
 Columbia Variable Portfolio --          Primarily seeks a high level of current      Columbia Management Investment Advisers,
  Dividend Opportunity Fund -- Class 1   income and secondarily capital growth        LLC
  (7)
 Columbia Variable Portfolio -- Income   Seeks high total return through current      Columbia Management Investment Advisers,
  Opportunities Class 1                  income and capital appreciation              LLC
 Columbia Variable Portfolio -- Mid Cap
  Growth Opportunity Fund Class 1
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   Hartford Funds Management Company, LLC
  -- Class IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP

APP I-2

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Small/Mid Cap Equity HLS Fund  Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  -- Class IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund -- Class IB  Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      Hartford Funds Management Company, LLC
  -- Class IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         Hartford Funds Management Company, LLC
  -- Class IB                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund (a)     Seeks growth of capital                      Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund --    Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB (b)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford International Opportunities    Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  HLS Fund -- Class IB                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap Value HLS Fund --       Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB+                                                                           Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small Company HLS Fund --      Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund -- Class IB     Seeks long-term growth of capital            Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --  Seeks a competitive total return, with       Hartford Funds Management Company, LLC
  Class IB                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Ultrashort Bond HLS Fund --    Seeks total return and income consistent     Hartford Investment Financial Services, LLC
  Class IB (8)                           with preserving capital and maintaining      Sub-advised by Wellington Management
                                         liquidity                                    Company, LLP



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.

                                                                     APP I-3

-------------------------------------------------------------------------------


* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract
       Value may decrease in value.
(a)    Available on or about June 19, 2014.
(b)    Closed to new and subsequent Premium Payments and transfers of Contract
       Value effective at the close of business on or about June 19, 2014.



NOTES



(1)  Formerly Columbia Small Company Growth Fund, Variable Series -- Class A



(2)  Formerly Columbia Asset Allocation Fund, Variable Series -- Class A



(3)  Formerly Columbia Marsico 21st Century Fund, Variable Series -- Class A



(4)  Formerly Columbia Marsico Focused Equities Fund, Variable Series -- Class A



(5)  Formerly Columbia Marsico Growth Fund, Variable Series -- Class A



(6) Formerly Columbia Marsico International Opportunities Fund, Variable Series -- Class B



(7) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund -- Class 1



(8)  Formerly Hartford Money Market HLS Fund -- Class IB

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES


EXAMPLE 1:



Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.



Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.



EXAMPLE 2:



Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.



Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.



EXAMPLE 3:



Your Contract DOES NOT have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.



Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.



You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.



Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.



EXAMPLE 4:



Your Contract DOES have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,00.0



Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.



Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.



    $ 20,000  partial Surrender divided by
   $ 100,000  Contract Value prior to Surrender equals
         .02  multiplied by
   $ 105,000  Maximum Anniversary Value for a total of
    $ 21,000 to be deducted from the Interest Accumulation Value equals $ 84,000 the new Maximum Anniversary Value




You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.



Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.



EXAMPLE 5



YOU ELECTED THE OPTIONAL DEATH BENEFIT RIDER



Your Contract DOES NOT have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



   $ 100,000  Premium Payment
     $ 5,000  Interest of 5%
   $ 105,000  Interest Accumulation Value

APP II-2

-------------------------------------------------------------------------------


If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



    $ 10,000  partial Surrender divided by
   $ 108,000  Contract Value prior to Surrender equals
      .09259  multiplied by
   $ 105,000  Interest Accumulation Value for a total of
     $ 9,722  to be deducted from the Interest Accumulation Value equals
    $ 95,278  the new Interest Accumulation Value



The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.



The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.



Your maximum death benefit is $98,000.



EXAMPLE 6



YOU HAVE ELECTED THE OPTIONAL DEATH BENEFIT



Your Contract DOES NOT have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



   $ 100,000  Premium Payment
     $ 5,000  Interest of 5%
   $ 105,000  Interest Accumulation Value




If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



    $ 10,000  partial Surrender divided by
    $ 92,000  Contract Value prior to Surrender equals
      .10870  multiplied by
   $ 105,000  Interest Accumulation Value for a total of
    $ 11,413 to be deducted from the Interest Accumulation Value equals $ 93,587 the New Interest Accumulation Value




The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals
$82,000.



The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.



Your maximum death benefit is $93,587.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appears in the Statement of Additional Information, which you may obtain free of charge by contacting us.

There is no information for Hartford Global Equity HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund or Hartford SmallCap Value HLS Fund because as of December 31, 2007, the Funds had not commenced operations.


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO --
 ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.308         $1.174         $1.200         $1.073         $0.878
  Accumulation Unit Value at
   end of period                   $1.524         $1.308         $1.174         $1.200         $1.073
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     335            565            641            598            608
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.719        $13.352        $13.807        $12.480        $10.319
  Accumulation Unit Value at
   end of period                  $16.964        $14.719        $13.352        $13.807        $12.480
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 DIVIDEND OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.722         $8.640         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $12.157         $9.722         $8.640             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      76             95            108             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.545         $8.577         $9.978             --             --
  Accumulation Unit Value at
   end of period                  $11.806         $9.545         $8.577             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 INCOME OPPORTUNITIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.169             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.201             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.157             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.114             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO --
 ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.242         $1.153         $1.098             --             --
  Accumulation Unit Value at
   end of period                   $0.878         $1.242         $1.153             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     839            904            959             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 DIVIDEND OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 INCOME OPPORTUNITIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO --
 MARISCO 21ST CENTURY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.089         $0.991         $1.141         $0.986         $0.787
  Accumulation Unit Value at
   end of period                   $1.529         $1.089         $0.991         $1.141         $0.986
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     210            234            285            385            488
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.720        $12.630        $14.704        $12.840        $10.361
  Accumulation Unit Value at
   end of period                  $19.060        $13.720        $12.630        $14.704        $12.840
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARSICO FOCUSED EQUITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.850         $1.674         $1.744         $1.489         $1.174
  Accumulation Unit Value at
   end of period                   $2.519         $1.850         $1.674         $1.744         $1.489
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     922          1,084          1,296          1,659          1,986
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.376        $14.071        $14.814        $12.794        $10.194
  Accumulation Unit Value at
   end of period                  $20.711        $15.376        $14.071        $14.814        $12.794
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARSICO GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.855         $1.676         $1.745         $1.456         $1.166
  Accumulation Unit Value at
   end of period                   $2.481         $1.855         $1.676         $1.745         $1.456
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     809            937          1,153          1,293          1,481
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.405        $14.073        $14.821        $12.502        $10.120
  Accumulation Unit Value at
   end of period                  $20.381        $15.405        $14.073        $14.821        $12.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.913         $1.649         $1.996         $1.780         $1.308
  Accumulation Unit Value at
   end of period                   $2.271         $1.913         $1.649         $1.996         $1.780
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     498            582            651            818            926
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.263        $13.304        $16.276        $14.673        $10.906
  Accumulation Unit Value at
   end of period                  $17.922        $15.263        $13.304        $16.276        $14.673
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO --
 MARISCO 21ST CENTURY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.414         $1.202         $1.018         $0.957         $0.793
  Accumulation Unit Value at
   end of period                   $0.787         $1.414         $1.202         $1.018         $0.957
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     679            755            592            573            538
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARSICO FOCUSED EQUITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.028         $1.811         $1.696         $1.559         $1.420
  Accumulation Unit Value at
   end of period                   $1.174         $2.028         $1.811         $1.696         $1.559
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,353          2,874          3,899          4,815          6,035
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARSICO GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.952         $1.685         $1.611         $1.520         $1.364
  Accumulation Unit Value at
   end of period                   $1.166         $1.952         $1.685         $1.611         $1.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,682          2,139          2,697          3,557          4,457
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.575         $2.182         $1.796         $1.524         $1.325
  Accumulation Unit Value at
   end of period                   $1.308         $2.575         $2.182         $1.796         $1.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,149          1,336          1,709          1,749          1,551
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO --
 MID CAP GROWTH OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.154             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.093             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.142             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.990             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 SMALL COMPANY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.329         $1.203         $1.292         $1.020         $0.823
  Accumulation Unit Value at
   end of period                   $1.840         $1.329         $1.203         $1.292         $1.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     324            354            416            529            609
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.260        $14.885        $16.158        $12.905        $10.530
  Accumulation Unit Value at
   end of period                  $22.278        $16.260        $14.885        $16.158        $12.905
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.413         $1.282         $1.280         $1.160         $0.905
  Accumulation Unit Value at
   end of period                   $1.684         $1.413         $1.282         $1.280         $1.160
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,388          2,620          3,322          4,158          4,655
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.464        $14.189        $14.319        $13.125        $10.355
  Accumulation Unit Value at
   end of period                  $18.232        $15.464        $14.189        $14.319        $13.125
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.414         $2.074         $2.380         $2.077         $1.449
  Accumulation Unit Value at
   end of period                   $3.303         $2.414         $2.074         $2.380         $2.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,339          2,861          3,474          4,203          5,210
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.637        $14.451        $16.766        $14.792        $10.438
  Accumulation Unit Value at
   end of period                  $22.509        $16.637        $14.451        $16.766        $14.792
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO --
 MID CAP GROWTH OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 SMALL COMPANY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.411         $1.261         $1.331             --             --
  Accumulation Unit Value at
   end of period                   $0.823         $1.411         $1.261             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     723            886          1,127             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.346         $1.284         $1.179         $1.117         $1.095
  Accumulation Unit Value at
   end of period                   $0.905         $1.346         $1.284         $1.179         $1.117
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,182          8,123         10,126         12,412         13,340
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.709         $2.357         $2.055         $1.808         $1.540
  Accumulation Unit Value at
   end of period                   $1.449         $2.709         $2.357         $2.055         $1.808
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,270          7,968          9,490         10,829         11,059
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.699         $1.520         $1.525         $1.370         $1.117
  Accumulation Unit Value at
   end of period                   $2.204         $1.699         $1.520         $1.525         $1.370
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,584          3,142          3,736          4,341          5,192
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.044        $13.613        $13.811        $12.538        $10.337
  Accumulation Unit Value at
   end of period                  $19.307        $15.044        $13.613        $13.811        $12.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.193         $8.752         $9.809         $8.595         $6.148
  Accumulation Unit Value at
   end of period                  $12.930        $10.193         $8.752         $9.809         $8.595
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              8              9             11             12
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.619        $14.428        $16.349        $14.485        $10.475
  Accumulation Unit Value at
   end of period                  $20.852        $16.619        $14.428        $16.349        $14.485
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              5              6              2              2
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.770         $1.419         $1.583         $1.368         $1.073
  Accumulation Unit Value at
   end of period                   $2.364         $1.770         $1.419         $1.583         $1.368
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     173            218            252            259            391
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.633        $13.477        $15.202        $13.290        $10.540
  Accumulation Unit Value at
   end of period                  $21.969        $16.633        $13.477        $15.202        $13.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             16             16              5             --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.572         $1.329         $1.571         $1.395         $1.063
  Accumulation Unit Value at
   end of period                   $1.880         $1.572         $1.329         $1.571         $1.395
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     945          1,087          1,210          1,388          1,367
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.134        $12.942        $15.464        $13.884        $10.693
  Accumulation Unit Value at
   end of period                  $17.901        $15.134        $12.942        $15.464        $13.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.681         $1.578         $1.333         $1.279         $1.157
  Accumulation Unit Value at
   end of period                   $1.117         $1.681         $1.578         $1.333         $1.279
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,381          8,654          9,704         10,493          8,926
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.477             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.148             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.871         $1.492         $1.219         $1.081         $0.931
  Accumulation Unit Value at
   end of period                   $1.063         $1.871         $1.492         $1.219         $1.081
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,635          2,160          2,587          2,803          1,923
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.943         $1.581         $1.758         $1.470             --
  Accumulation Unit Value at
   end of period                   $2.575         $1.943         $1.581         $1.758             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     259            399            372            429             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $20.247        $16.656        $18.723        $15.730             --
  Accumulation Unit Value at
   end of period                  $26.534        $20.247        $16.656        $18.723             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             25             28              9             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.962         $1.725         $1.815         $1.486         $1.168
  Accumulation Unit Value at
   end of period                   $2.785         $1.962         $1.725         $1.815         $1.486
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     385            437            526            599            747
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.797        $14.930        $15.884        $13.151        $10.452
  Accumulation Unit Value at
   end of period                  $23.585        $16.797        $14.930        $15.884        $13.151
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.817        $10.368        $10.659         $8.611         $5.920
  Accumulation Unit Value at
   end of period                  $15.974        $11.817        $10.368        $10.659         $8.611
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             16             21             20             10
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.686        $17.463        $18.153        $14.828        $10.306
  Accumulation Unit Value at
   end of period                  $26.321        $19.686        $17.463        $18.153        $14.828
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.230         $1.093         $1.123         $0.995         $0.715
  Accumulation Unit Value at
   end of period                   $1.600         $1.230         $1.093         $1.123         $0.995
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,732          1,974          2,325          2,712          3,427
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.007        $15.283        $15.883        $14.221        $10.328
  Accumulation Unit Value at
   end of period                  $21.883        $17.007        $15.283        $15.883        $14.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.999         $1.779         $1.581         $1.328         $1.204
  Accumulation Unit Value at
   end of period                   $1.168         $1.999         $1.779         $1.581         $1.328
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     811            990          1,290          1,403          1,718
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.578             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.920             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.277         $1.226         $1.087         $1.008         $0.984
  Accumulation Unit Value at
   end of period                   $0.715         $1.277         $1.226         $1.087         $1.008
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,091          5,217          6,140          6,942          6,255
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.827         $1.727         $1.641         $1.552         $1.372
  Accumulation Unit Value at
   end of period                   $1.772         $1.827         $1.727         $1.641         $1.552
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,411          4,206          4,712          5,694          6,742
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.068        $12.491        $12.000        $11.472        $10.253
  Accumulation Unit Value at
   end of period                  $12.534        $13.068        $12.491        $12.000        $11.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.139         $1.155         $1.171         $1.187         $1.204
  Accumulation Unit Value at
   end of period                   $1.122         $1.139         $1.155         $1.171         $1.187
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     834            959          1,093          1,585          1,835
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.033         $9.262         $9.497         $9.737         $9.978
  Accumulation Unit Value at
   end of period                   $8.802         $9.033         $9.262         $9.497         $9.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.865        $10.144             --             --             --
  Accumulation Unit Value at
   end of period                  $13.632         $9.865             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             24             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.774        $10.126             --             --             --
  Accumulation Unit Value at
   end of period                  $13.360         $9.774             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.131         $1.007         $1.022         $0.946         $0.748
  Accumulation Unit Value at
   end of period                   $1.441         $1.131         $1.007         $1.022         $0.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     595            618            746            796            891
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.728        $13.260        $13.604        $12.732        $10.175
  Accumulation Unit Value at
   end of period                  $18.567        $14.728        $13.260        $13.604        $12.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.510         $1.466         $1.422         $1.411         $1.371
  Accumulation Unit Value at
   end of period                   $1.372         $1.510         $1.466         $1.422         $1.411
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,453          9,324         10,098         10,697         10,168
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.198         $1.161         $1.127         $1.114         $1.122
  Accumulation Unit Value at
   end of period                   $1.204         $1.198         $1.161         $1.127         $1.114
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,120          2,611          2,574          2,099          2,212
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.085         $1.018         $0.940             --             --
  Accumulation Unit Value at
   end of period                   $0.748         $1.085         $1.018             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,038          1,639          2,086             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.491         $1.291         $1.297         $1.158         $0.768
  Accumulation Unit Value at
   end of period                   $1.574         $1.491         $1.291         $1.297         $1.158
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     109            121            138            152            162
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.614        $17.163        $17.430        $15.735        $10.559
  Accumulation Unit Value at
   end of period                  $20.471        $19.614        $17.163        $17.430        $15.735
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.983             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.920             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.969             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.856             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.049         $1.050         $0.962         $0.950         $0.866
  Accumulation Unit Value at
   end of period                   $0.768         $1.049         $1.050         $0.962         $0.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     202            359            467            495            681
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --



(a)  Inception date April 29, 2013.



(b) Inception date July 15, 2013.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TWO

              SERIES II AND SERIES IIR OF NATIONS VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.


Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2013: $4,800,077; 2012: $4,515,067; and 2011: $5,538,315.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Value appears in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for Hartford Global Equity HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund or Hartford SmallCap Value HLS Fund because as of December 31, 2007, the Funds had not commenced operations.


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO --ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.308         $1.174         $1.200         $1.073         $0.878
  Accumulation Unit Value at end of
   period                                 $1.524         $1.308         $1.174         $1.200         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                335            565            641            598            608
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.287         $1.157         $1.185         $1.061         $0.869
  Accumulation Unit Value at end of
   period                                 $1.498         $1.287         $1.157         $1.185         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.277         $1.148         $1.177         $1.054         $0.864
  Accumulation Unit Value at end of
   period                                 $1.485         $1.277         $1.148         $1.177         $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             35             39            108             68
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.257         $1.132         $1.162         $1.042         $0.855
  Accumulation Unit Value at end of
   period                                 $1.460         $1.257         $1.132         $1.162         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            169            230            310            371
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.257         $1.132         $1.162         $1.042         $0.855
  Accumulation Unit Value at end of
   period                                 $1.460         $1.257         $1.132         $1.162         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            169            230            310            371
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.238         $1.116         $1.147         $1.031         $0.847
  Accumulation Unit Value at end of
   period                                 $1.435         $1.238         $1.116         $1.147         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              7            193            244
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.238         $1.116         $1.147         $1.031         $0.847
  Accumulation Unit Value at end of
   period                                 $1.435         $1.238         $1.116         $1.147         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              7            193            244
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.232         $1.111         $1.143         $1.027         $0.845
  Accumulation Unit Value at end of
   period                                 $1.427         $1.232         $1.111         $1.143         $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO --ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.242         $1.153         $1.098             --             --
  Accumulation Unit Value at end of
   period                                 $0.878         $1.242         $1.153             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                839            904            959             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.231         $1.145         $1.091             --             --
  Accumulation Unit Value at end of
   period                                 $0.869         $1.231         $1.145             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              7              8             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.140         $1.086             --             --
  Accumulation Unit Value at end of
   period                                 $0.864         $1.225         $1.140             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94            211            212             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.214         $1.132         $1.080             --             --
  Accumulation Unit Value at end of
   period                                 $0.855         $1.214         $1.132             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                415            517            744             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.214         $1.132         $1.080             --             --
  Accumulation Unit Value at end of
   period                                 $0.855         $1.214         $1.132             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                415            517            744             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.204         $1.124         $1.074             --             --
  Accumulation Unit Value at end of
   period                                 $0.847         $1.204         $1.124             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                251            243             15             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.204         $1.124         $1.074             --             --
  Accumulation Unit Value at end of
   period                                 $0.847         $1.204         $1.124             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                251            243             15             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.122         $1.072             --             --
  Accumulation Unit Value at end of
   period                                 $0.845         $1.202         $1.122             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.176         $1.062         $1.093         $0.984         $0.810
  Accumulation Unit Value at
   end of period                   $1.362         $1.176         $1.062         $1.093         $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              5              6              6
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.212         $1.095         $1.128         $1.015         $0.836
  Accumulation Unit Value at
   end of period                   $1.402         $1.212         $1.095         $1.128         $1.015
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             58             64             92             61
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.212         $1.095         $1.128         $1.015         $0.836
  Accumulation Unit Value at
   end of period                   $1.402         $1.212         $1.095         $1.128         $1.015
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             58             64             92             61
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.207         $1.091         $1.124         $1.012         $0.834
  Accumulation Unit Value at
   end of period                   $1.395         $1.207         $1.091         $1.124         $1.012
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              5             17             19              3
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.152         $1.042         $1.075         $0.969         $0.800
  Accumulation Unit Value at
   end of period                   $1.331         $1.152         $1.042         $1.075         $0.969
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.840        $13.435        $13.865        $12.508        $10.321
  Accumulation Unit Value at
   end of period                  $17.137        $14.840        $13.435        $13.865        $12.508
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.809        $13.414        $13.850        $12.501        $10.321
  Accumulation Unit Value at
   end of period                  $17.094        $14.809        $13.414        $13.850        $12.501
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.719        $13.352        $13.807        $12.480        $10.319
  Accumulation Unit Value at
   end of period                  $16.964        $14.719        $13.352        $13.807        $12.480
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 DIVIDEND OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.722         $8.640         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $12.157         $9.722         $8.640             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      76             95            108             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.153         $1.078         $1.031             --             --
  Accumulation Unit Value at
   end of period                   $0.810         $1.153         $1.078             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.192         $1.115         $1.066             --             --
  Accumulation Unit Value at
   end of period                   $0.836         $1.192         $1.115             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      58             63             67             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.192         $1.115         $1.066             --             --
  Accumulation Unit Value at
   end of period                   $0.836         $1.192         $1.115             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      58             63             67             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.141         $1.069         $1.023             --             --
  Accumulation Unit Value at
   end of period                   $0.800         $1.141         $1.069             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 DIVIDEND OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.697         $8.631         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $12.109         $9.697         $8.631             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              3             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.689         $8.628         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $12.093         $9.689         $8.628             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             12             15             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.665         $8.620         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $12.044         $9.665         $8.620             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      84            112            143             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.665         $8.620         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $12.044         $9.665         $8.620             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      84            112            143             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.641         $8.611         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $11.996         $9.641         $8.611             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             55             73             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.641         $8.611         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $11.996         $9.641         $8.611             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             55             73             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.633         $8.608         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $11.980         $9.633         $8.608             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             17             17             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.617         $8.602         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $11.948         $9.617         $8.602             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.609         $8.600         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $11.932         $9.609         $8.600             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             30             29             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.609         $8.600         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $11.932         $9.609         $8.600             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             30             29             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.601         $8.597         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $11.916         $9.601         $8.597             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      44             41             48             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.585         $8.591         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $11.885         $9.585         $8.591             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             36             37             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.577         $8.588         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $11.869         $9.577         $8.588             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              2             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.569         $8.585         $9.979             --             --
  Accumulation Unit Value at
   end of period                  $11.853         $9.569         $8.585             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.545         $8.577         $9.978             --             --
  Accumulation Unit Value at
   end of period                  $11.806         $9.545         $8.577             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 INCOME OPPORTUNITIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.169             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.201             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.167             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.189             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.167             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.185             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.165             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.173             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     114             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.165             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.173             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     114             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 INCOME OPPORTUNITIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.163             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.161             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.163             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.161             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.163             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.157             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.162             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.149             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.161             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.145             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.161             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.145             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.161             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.141             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      29             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.160             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.133             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.159             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.129             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.159             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.126             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.157             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.114             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARISCO 21ST CENTURY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.089         $0.991         $1.141         $0.986         $0.787
  Accumulation Unit Value at
   end of period                   $1.529         $1.089         $0.991         $1.141         $0.986
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     210            234            285            385            488
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.071         $0.977         $1.127         $0.975         $0.779
  Accumulation Unit Value at
   end of period                   $1.503         $1.071         $0.977         $1.127         $0.975
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.063         $0.970         $1.119         $0.968         $0.774
  Accumulation Unit Value at
   end of period                   $1.490         $1.063         $0.970         $1.119         $0.968
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      63             66             71             80            165
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.046         $0.956         $1.105         $0.957         $0.767
  Accumulation Unit Value at
   end of period                   $1.464         $1.046         $0.956         $1.105         $0.957
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     189            289            413            579            682
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.046         $0.956         $1.105         $0.957         $0.767
  Accumulation Unit Value at
   end of period                   $1.464         $1.046         $0.956         $1.105         $0.957
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     189            289            413            579            682
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.030         $0.942         $1.091         $0.947         $0.759
  Accumulation Unit Value at
   end of period                   $1.439         $1.030         $0.942         $1.091         $0.947
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             64             70             64             91
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.030         $0.942         $1.091         $0.947         $0.759
  Accumulation Unit Value at
   end of period                   $1.439         $1.030         $0.942         $1.091         $0.947
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             64             70             64             91
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.025         $0.938         $1.086         $0.944         $0.757
  Accumulation Unit Value at
   end of period                   $1.432         $1.025         $0.938         $1.086         $0.944
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              5              5              8              8
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.480         $1.356         $1.572         $1.367         $1.098
  Accumulation Unit Value at
   end of period                   $2.066         $1.480         $1.356         $1.572         $1.367
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARISCO 21ST CENTURY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.414         $1.202         $1.018         $0.957         $0.793
  Accumulation Unit Value at
   end of period                   $0.787         $1.414         $1.202         $1.018         $0.957
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     679            755            592            573            538
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.402         $1.194         $1.012         $0.953         $0.791
  Accumulation Unit Value at
   end of period                   $0.779         $1.402         $1.194         $1.012         $0.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.394         $1.188         $1.008         $0.949         $0.788
  Accumulation Unit Value at
   end of period                   $0.774         $1.394         $1.188         $1.008         $0.949
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     269            316            300            260            265
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.383         $1.179         $1.002         $0.946         $0.786
  Accumulation Unit Value at
   end of period                   $0.767         $1.383         $1.179         $1.002         $0.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     776          1,099            996            922            744
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.383         $1.179         $1.002         $0.946         $0.786
  Accumulation Unit Value at
   end of period                   $0.767         $1.383         $1.179         $1.002         $0.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     776          1,099            996            922            744
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.371         $1.172         $0.997         $0.942         $0.778
  Accumulation Unit Value at
   end of period                   $0.759         $1.371         $1.172         $0.997         $0.942
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     131             61              9             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.371         $1.172         $0.997         $0.942         $0.785
  Accumulation Unit Value at
   end of period                   $0.759         $1.371         $1.172         $0.997         $0.942
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     131             61              9             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.368         $1.170         $0.996         $0.941         $0.784
  Accumulation Unit Value at
   end of period                   $0.757         $1.368         $1.170         $0.996         $0.941
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              2            316            178            324
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.986         $1.699         $1.448         $1.370         $1.133
  Accumulation Unit Value at
   end of period                   $1.098         $1.986         $1.699         $1.448         $1.370
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.009         $0.925         $1.072         $0.933         $0.750
  Accumulation Unit Value at
   end of period                   $1.407         $1.009         $0.925         $1.072         $0.933
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     159            144            190            167            124
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.009         $0.925         $1.072         $0.933         $0.750
  Accumulation Unit Value at
   end of period                   $1.407         $1.009         $0.925         $1.072         $0.933
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     159            144            190            167            124
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.004         $0.921         $1.069         $0.930         $0.748
  Accumulation Unit Value at
   end of period                   $1.400         $1.004         $0.921         $1.069         $0.930
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             39             55             56             39
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.450         $1.331         $1.546         $1.347         $1.084
  Accumulation Unit Value at
   end of period                   $2.019         $1.450         $1.331         $1.546         $1.347
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              7              8              3              3
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.833        $12.708        $14.765        $12.868        $10.363
  Accumulation Unit Value at
   end of period                  $19.255        $13.833        $12.708        $14.765        $12.868
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.805        $12.688        $14.750        $12.861        $10.362
  Accumulation Unit Value at
   end of period                  $19.206        $13.805        $12.688        $14.750        $12.861
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.720        $12.630        $14.704        $12.840        $10.361
  Accumulation Unit Value at
   end of period                  $19.060        $13.720        $12.630        $14.704        $12.840
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARSICO FOCUSED EQUITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.850         $1.674         $1.744         $1.489         $1.174
  Accumulation Unit Value at
   end of period                   $2.519         $1.850         $1.674         $1.744         $1.489
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     922          1,084          1,296          1,659          1,986
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.821         $1.650         $1.721         $1.472         $1.162
  Accumulation Unit Value at
   end of period                   $2.476         $1.821         $1.650         $1.721         $1.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             35             37             41             48

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.357         $1.161         $0.990         $0.938         $0.776
  Accumulation Unit Value at
   end of period                   $0.750         $1.357         $1.161         $0.990         $0.938
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57            191             57             57             57
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.357         $1.161         $0.990         $0.938         $0.783
  Accumulation Unit Value at
   end of period                   $0.750         $1.357         $1.161         $0.990         $0.938
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57            191             57             57             57
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.964         $1.684         $1.438         $1.364         $1.130
  Accumulation Unit Value at
   end of period                   $1.084         $1.964         $1.684         $1.438         $1.364
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARSICO FOCUSED EQUITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.028         $1.811         $1.696         $1.559         $1.420
  Accumulation Unit Value at
   end of period                   $1.174         $2.028         $1.811         $1.696         $1.559
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,353          2,874          3,899          4,815          6,035
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.011         $1.798         $1.687         $1.553         $1.416
  Accumulation Unit Value at
   end of period                   $1.162         $2.011         $1.798         $1.687         $1.553
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46            107            107            105             96

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.806         $1.638         $1.709         $1.463         $1.155
  Accumulation Unit Value at end of
   period                                 $2.455         $1.806         $1.638         $1.709         $1.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143            174            198            223            258
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.778         $1.615         $1.687         $1.446         $1.144
  Accumulation Unit Value at end of
   period                                 $2.412         $1.778         $1.615         $1.687         $1.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                654            807            983          1,370          1,964
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.778         $1.615         $1.687         $1.446         $1.144
  Accumulation Unit Value at end of
   period                                 $2.412         $1.778         $1.615         $1.687         $1.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                654            807            983          1,370          1,964
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.750         $1.592         $1.666         $1.430         $1.133
  Accumulation Unit Value at end of
   period                                 $2.371         $1.750         $1.592         $1.666         $1.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            237            316            492            668
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.750         $1.592         $1.666         $1.430         $1.133
  Accumulation Unit Value at end of
   period                                 $2.371         $1.750         $1.592         $1.666         $1.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            237            316            492            668
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.742         $1.585         $1.660         $1.425         $1.130
  Accumulation Unit Value at end of
   period                                 $2.359         $1.742         $1.585         $1.660         $1.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             28             92             91            121
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.208         $1.100         $1.153         $0.992         $0.787
  Accumulation Unit Value at end of
   period                                 $1.634         $1.208         $1.100         $1.153         $0.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.714         $1.562         $1.638         $1.409         $1.118
  Accumulation Unit Value at end of
   period                                 $2.318         $1.714         $1.562         $1.638         $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            146            213            229            179
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.714         $1.562         $1.638         $1.409         $1.118
  Accumulation Unit Value at end of
   period                                 $2.318         $1.714         $1.562         $1.638         $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            146            213            229            179
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.706         $1.556         $1.632         $1.405         $1.116
  Accumulation Unit Value at end of
   period                                 $2.306         $1.706         $1.556         $1.632         $1.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            183            171            200             32

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.000         $1.789         $1.679         $1.547         $1.412
  Accumulation Unit Value at end of
   period                                 $1.155         $2.000         $1.789         $1.679         $1.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                341            433            445            466            510
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.983         $1.777         $1.670         $1.541         $1.408
  Accumulation Unit Value at end of
   period                                 $1.144         $1.983         $1.777         $1.670         $1.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,338          3,194          4,020          4,340          4,449
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.983         $1.777         $1.670         $1.541         $1.408
  Accumulation Unit Value at end of
   period                                 $1.144         $1.983         $1.777         $1.670         $1.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,338          3,194          4,020          4,340          4,449
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.967         $1.765         $1.662         $1.535         $1.402
  Accumulation Unit Value at end of
   period                                 $1.133         $1.967         $1.765         $1.662         $1.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                835            363             56            128            143
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.967         $1.765         $1.662         $1.535         $1.405
  Accumulation Unit Value at end of
   period                                 $1.133         $1.967         $1.765         $1.662         $1.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                835            363             56            128            143
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.962         $1.762         $1.659         $1.534         $1.405
  Accumulation Unit Value at end of
   period                                 $1.130         $1.962         $1.762         $1.659         $1.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            118            129            150            146
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.368         $1.229         $1.159         $1.072         $0.981
  Accumulation Unit Value at end of
   period                                 $0.787         $1.368         $1.229         $1.159         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.946         $1.750         $1.650         $1.528         $1.398
  Accumulation Unit Value at end of
   period                                 $1.118         $1.946         $1.750         $1.650         $1.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            102            133            133            139
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.946         $1.750         $1.650         $1.528         $1.401
  Accumulation Unit Value at end of
   period                                 $1.118         $1.946         $1.750         $1.650         $1.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            102            133            133            139
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.183         $1.080         $1.134         $0.977         $0.777
  Accumulation Unit Value at end of
   period                                 $1.597         $1.183         $1.080         $1.134         $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             37             37             37             37
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.502        $14.158        $14.876        $12.822        $10.196
  Accumulation Unit Value at end of
   period                                $20.923        $15.502        $14.158        $14.876        $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.471        $14.137        $14.860        $12.815        $10.196
  Accumulation Unit Value at end of
   period                                $20.869        $15.471        $14.137        $14.860        $12.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             16             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.376        $14.071        $14.814        $12.794        $10.194
  Accumulation Unit Value at end of
   period                                $20.711        $15.376        $14.071        $14.814        $12.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --MARSICO
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.855         $1.676         $1.745         $1.456         $1.166
  Accumulation Unit Value at end of
   period                                 $2.481         $1.855         $1.676         $1.745         $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                809            937          1,153          1,293          1,481
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.825         $1.651         $1.723         $1.439         $1.154
  Accumulation Unit Value at end of
   period                                 $2.438         $1.825         $1.651         $1.723         $1.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              7              8             11
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.811         $1.639         $1.711         $1.430         $1.147
  Accumulation Unit Value at end of
   period                                 $2.417         $1.811         $1.639         $1.711         $1.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            124            222            232            321
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.782         $1.616         $1.689         $1.414         $1.136
  Accumulation Unit Value at end of
   period                                 $2.375         $1.782         $1.616         $1.689         $1.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                387            447            550            670          1,127
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.782         $1.616         $1.689         $1.414         $1.136
  Accumulation Unit Value at end of
   period                                 $2.375         $1.782         $1.616         $1.689         $1.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                387            447            550            670          1,127
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.754         $1.593         $1.668         $1.398         $1.125
  Accumulation Unit Value at end of
   period                                 $2.335         $1.754         $1.593         $1.668         $1.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133            162            218            356            459

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.353         $1.219         $1.151         $1.067         $0.978
  Accumulation Unit Value at end of
   period                                 $0.777         $1.353         $1.219         $1.151         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             42             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --MARSICO
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.952         $1.685         $1.611         $1.520         $1.364
  Accumulation Unit Value at end of
   period                                 $1.166         $1.952         $1.685         $1.611         $1.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,682          2,139          2,697          3,557          4,457
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.936         $1.674         $1.602         $1.514         $1.361
  Accumulation Unit Value at end of
   period                                 $1.154         $1.936         $1.674         $1.602         $1.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             33             30             32
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.926         $1.666         $1.595         $1.509         $1.356
  Accumulation Unit Value at end of
   period                                 $1.147         $1.926         $1.666         $1.595         $1.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                492            596            605            656            734
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.909         $1.654         $1.586         $1.503         $1.353
  Accumulation Unit Value at end of
   period                                 $1.136         $1.909         $1.654         $1.586         $1.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,616          2,194          2,515          2,624          2,677
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.909         $1.654         $1.586         $1.503         $1.353
  Accumulation Unit Value at end of
   period                                 $1.136         $1.909         $1.654         $1.586         $1.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,616          2,194          2,515          2,624          2,677
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.894         $1.643         $1.578         $1.497         $1.350
  Accumulation Unit Value at end of
   period                                 $1.125         $1.894         $1.643         $1.578         $1.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                475            301            108            107            115

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.754         $1.593         $1.668         $1.398         $1.125
  Accumulation Unit Value at end of
   period                                 $2.335         $1.754         $1.593         $1.668         $1.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133            162            218            356            459
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.746         $1.586         $1.661         $1.394         $1.122
  Accumulation Unit Value at end of
   period                                 $2.323         $1.746         $1.586         $1.661         $1.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             20             18             37            113
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.092         $1.145         $0.962         $0.775
  Accumulation Unit Value at end of
   period                                 $1.596         $1.201         $1.092         $1.145         $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.718         $1.563         $1.640         $1.378         $1.111
  Accumulation Unit Value at end of
   period                                 $2.282         $1.718         $1.563         $1.640         $1.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            132            273            222            257
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.718         $1.563         $1.640         $1.378         $1.111
  Accumulation Unit Value at end of
   period                                 $2.282         $1.718         $1.563         $1.640         $1.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            132            273            222            257
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.711         $1.557         $1.634         $1.374         $1.108
  Accumulation Unit Value at end of
   period                                 $2.271         $1.711         $1.557         $1.634         $1.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173            200            226            305            265
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.176         $1.072         $1.126         $0.947         $0.765
  Accumulation Unit Value at end of
   period                                 $1.560         $1.176         $1.072         $1.126         $0.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228            242            258            469            497
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.532        $14.160        $14.883        $12.529        $10.122
  Accumulation Unit Value at end of
   period                                $20.589        $15.532        $14.160        $14.883        $12.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.500        $14.138        $14.867        $12.522        $10.121
  Accumulation Unit Value at end of
   period                                $20.537        $15.500        $14.138        $14.867        $12.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             16              1              1             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.894         $1.643         $1.578         $1.497         $1.350
  Accumulation Unit Value at end of
   period                                 $1.125         $1.894         $1.643         $1.578         $1.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                475            301            108            107            115
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.889         $1.640         $1.576         $1.496         $1.349
  Accumulation Unit Value at end of
   period                                 $1.122         $1.889         $1.640         $1.576         $1.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            135            157            220            270
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.135         $1.092         $1.037         $0.937
  Accumulation Unit Value at end of
   period                                 $0.775         $1.306         $1.135         $1.092         $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.873         $1.629         $1.568         $1.490         $1.346
  Accumulation Unit Value at end of
   period                                 $1.111         $1.873         $1.629         $1.568         $1.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                187            183            547            596            613
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.873         $1.629         $1.568         $1.490         $1.346
  Accumulation Unit Value at end of
   period                                 $1.111         $1.873         $1.629         $1.568         $1.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                187            183            547            596            613
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.292         $1.125         $1.084         $1.032         $0.934
  Accumulation Unit Value at end of
   period                                 $0.765         $1.292         $1.125         $1.084         $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                531            558             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.405        $14.073        $14.821        $12.502        $10.120
  Accumulation Unit Value at
   end of period                  $20.381        $15.405        $14.073        $14.821        $12.502
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.913         $1.649         $1.996         $1.780         $1.308
  Accumulation Unit Value at
   end of period                   $2.271         $1.913         $1.649         $1.996         $1.780
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     498            582            651            818            926
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.883         $1.626         $1.970         $1.759         $1.295
  Accumulation Unit Value at
   end of period                   $2.232         $1.883         $1.626         $1.970         $1.759
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             10             12             11             22
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.868         $1.614         $1.957         $1.748         $1.288
  Accumulation Unit Value at
   end of period                   $2.213         $1.868         $1.614         $1.957         $1.748
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     148            165            188            218            278
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.838         $1.591         $1.931         $1.728         $1.275
  Accumulation Unit Value at
   end of period                   $2.175         $1.838         $1.591         $1.931         $1.728
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     425            537            748            945          1,417
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.838         $1.591         $1.931         $1.728         $1.275
  Accumulation Unit Value at
   end of period                   $2.175         $1.838         $1.591         $1.931         $1.728
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     425            537            748            945          1,417
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.810         $1.568         $1.907         $1.709         $1.263
  Accumulation Unit Value at
   end of period                   $2.138         $1.810         $1.568         $1.907         $1.709
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     180            265            342            404            511
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.810         $1.568         $1.907         $1.709         $1.263
  Accumulation Unit Value at
   end of period                   $2.138         $1.810         $1.568         $1.907         $1.709
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     180            265            342            404            511
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.801         $1.562         $1.900         $1.703         $1.259
  Accumulation Unit Value at
   end of period                   $2.127         $1.801         $1.562         $1.900         $1.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             29             49             65             75
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.486         $1.290         $1.571         $1.409         $1.043
  Accumulation Unit Value at
   end of period                   $1.753         $1.486         $1.290         $1.571         $1.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.575         $2.182         $1.796         $1.524         $1.325
  Accumulation Unit Value at
   end of period                   $1.308         $2.575         $2.182         $1.796         $1.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,149          1,336          1,709          1,749          1,551
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.554         $2.167         $1.786         $1.518         $1.322
  Accumulation Unit Value at
   end of period                   $1.295         $2.554         $2.167         $1.786         $1.518
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             39             54             59             48
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.540         $2.157         $1.778         $1.512         $1.318
  Accumulation Unit Value at
   end of period                   $1.288         $2.540         $2.157         $1.778         $1.512
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     389            444            359            330            370
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.518         $2.142         $1.769         $1.506         $1.314
  Accumulation Unit Value at
   end of period                   $1.275         $2.518         $2.142         $1.769         $1.506
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,726          2,411          2,870          2,868          2,845
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.518         $2.142         $1.769         $1.506         $1.314
  Accumulation Unit Value at
   end of period                   $1.275         $2.518         $2.142         $1.769         $1.506
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,726          2,411          2,870          2,868          2,845
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.498         $2.127         $1.760         $1.500         $1.349
  Accumulation Unit Value at
   end of period                   $1.263         $2.498         $2.127         $1.760         $1.500
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     571            279             73            104            132
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.498         $2.127         $1.760         $1.500         $1.311
  Accumulation Unit Value at
   end of period                   $1.263         $2.498         $2.127         $1.760         $1.500
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     571            279             73            104            132
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.492         $2.124         $1.757         $1.499         $1.311
  Accumulation Unit Value at
   end of period                   $1.259         $2.492         $2.124         $1.757         $1.499
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      81             86            229            302            319
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.067         $1.763         $1.460         $1.247         $1.122
  Accumulation Unit Value at
   end of period                   $1.043         $2.067         $1.763         $1.460         $1.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.773         $1.539         $1.875         $1.684         $1.247
  Accumulation Unit Value at
   end of period                   $2.090         $1.773         $1.539         $1.875         $1.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     212            221            281            262            367
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.773         $1.539         $1.875         $1.684         $1.247
  Accumulation Unit Value at
   end of period                   $2.090         $1.773         $1.539         $1.875         $1.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     212            221            281            262            367
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.765         $1.533         $1.869         $1.679         $1.243
  Accumulation Unit Value at
   end of period                   $2.079         $1.765         $1.533         $1.869         $1.679
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     133            104            151            272            162
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.455         $1.266         $1.544         $1.389         $1.030
  Accumulation Unit Value at
   end of period                   $1.713         $1.455         $1.266         $1.544         $1.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              8             31             33
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.388        $13.387        $16.344        $14.705        $10.908
  Accumulation Unit Value at
   end of period                  $18.106        $15.388        $13.387        $16.344        $14.705
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.357        $13.366        $16.327        $14.697        $10.907
  Accumulation Unit Value at
   end of period                  $18.060        $15.357        $13.366        $16.327        $14.697
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.263        $13.304        $16.276        $14.673        $10.906
  Accumulation Unit Value at
   end of period                  $17.922        $15.263        $13.304        $16.276        $14.673
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MID CAP GROWTH OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.154             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.093             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.152             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.079             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.152             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.074             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.471         $2.109         $1.748         $1.493         $1.345
  Accumulation Unit Value at
   end of period                   $1.247         $2.471         $2.109         $1.748         $1.493
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93            163            126            109            108
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.471         $2.109         $1.748         $1.493         $1.308
  Accumulation Unit Value at
   end of period                   $1.247         $2.471         $2.109         $1.748         $1.493
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93            163            126            109            108
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.044         $1.747         $1.450         $1.241         $1.119
  Accumulation Unit Value at
   end of period                   $1.030         $2.044         $1.747         $1.450         $1.241
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37             37             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 MID CAP GROWTH OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.150             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.060             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      76             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.150             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.060             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      76             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.148             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.046             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.148             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.046             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.148             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.041             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.147             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.032             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.146             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.027             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.146             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.027             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.146             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.023             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      73             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.145             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.013             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.144             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.008             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.144             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.004             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.142             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.990             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 SMALL COMPANY GROWTH
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.329         $1.203         $1.292         $1.020         $0.823
  Accumulation Unit Value at
   end of period                   $1.840         $1.329         $1.203         $1.292         $1.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     324            354            416            529            609
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.308         $1.186         $1.275         $1.009         $0.815
  Accumulation Unit Value at
   end of period                   $1.809         $1.308         $1.186         $1.275         $1.009
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              8             13             18             22
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.297         $1.177         $1.266         $1.002         $0.810
  Accumulation Unit Value at
   end of period                   $1.794         $1.297         $1.177         $1.266         $1.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52             65            102            111            154
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.277         $1.160         $1.250         $0.991         $0.802
  Accumulation Unit Value at
   end of period                   $1.762         $1.277         $1.160         $1.250         $0.991
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     383            474            619            945          1,475
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.277         $1.160         $1.250         $0.991         $0.802
  Accumulation Unit Value at
   end of period                   $1.762         $1.277         $1.160         $1.250         $0.991
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     383            474            619            945          1,475
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.257         $1.144         $1.234         $0.980         $0.795
  Accumulation Unit Value at
   end of period                   $1.732         $1.257         $1.144         $1.234         $0.980
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     143            229            287            436            568
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.257         $1.144         $1.234         $0.980         $0.795
  Accumulation Unit Value at
   end of period                   $1.732         $1.257         $1.144         $1.234         $0.980
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     143            229            287            436            568

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
COLUMBIA VARIABLE PORTFOLIO --
 SMALL COMPANY GROWTH
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.411         $1.261         $1.331             --             --
  Accumulation Unit Value at
   end of period                   $0.823         $1.411         $1.261             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     723            886          1,127             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.399         $1.252         $1.323             --             --
  Accumulation Unit Value at
   end of period                   $0.815         $1.399         $1.252             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             53             55             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.392         $1.246         $1.317             --             --
  Accumulation Unit Value at
   end of period                   $0.810         $1.392         $1.246             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     183            250            291             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.380         $1.238         $1.309             --             --
  Accumulation Unit Value at
   end of period                   $0.802         $1.380         $1.238             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,715          2,220          2,712             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.380         $1.238         $1.309             --             --
  Accumulation Unit Value at
   end of period                   $0.802         $1.380         $1.238             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,715          2,220          2,712             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.369         $1.230         $1.302             --             --
  Accumulation Unit Value at
   end of period                   $0.795         $1.369         $1.230             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     650            349             66             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.369         $1.230         $1.302             --             --
  Accumulation Unit Value at
   end of period                   $0.795         $1.369         $1.230             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     650            349             66             --             --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.251         $1.139         $1.229         $0.976         $0.792
  Accumulation Unit Value at
   end of period                   $1.723         $1.251         $1.139         $1.229         $0.976
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             26             66             90            138
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.206         $1.099         $1.188         $0.945         $0.767
  Accumulation Unit Value at
   end of period                   $1.660         $1.206         $1.099         $1.188         $0.945
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             11             12             13
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.231         $1.122         $1.214         $0.965         $0.785
  Accumulation Unit Value at
   end of period                   $1.693         $1.231         $1.122         $1.214         $0.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     142            160            181            668            154
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.231         $1.122         $1.214         $0.965         $0.785
  Accumulation Unit Value at
   end of period                   $1.693         $1.231         $1.122         $1.214         $0.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     142            160            181            668            154
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.225         $1.118         $1.209         $0.962         $0.783
  Accumulation Unit Value at
   end of period                   $1.685         $1.225         $1.118         $1.209         $0.962
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     368            352            419            565            214
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.182         $1.079         $1.168         $0.931         $0.758
  Accumulation Unit Value at
   end of period                   $1.623         $1.182         $1.079         $1.168         $0.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52             55             58             58             61
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.394        $14.978        $16.226        $12.933        $10.532
  Accumulation Unit Value at
   end of period                  $22.506        $16.394        $14.978        $16.226        $12.933
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.361        $14.954        $16.209        $12.926        $10.532
  Accumulation Unit Value at
   end of period                  $22.449        $16.361        $14.954        $16.209        $12.926
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.260        $14.885        $16.158        $12.905        $10.530
  Accumulation Unit Value at
   end of period                  $22.278        $16.260        $14.885        $16.158        $12.905
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.366         $1.227         $1.300             --             --
  Accumulation Unit Value at
   end of period                   $0.792         $1.366         $1.227             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     144            249            338             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.324         $1.191         $1.262             --             --
  Accumulation Unit Value at
   end of period                   $0.767         $1.324         $1.191             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.354         $1.219         $1.292             --             --
  Accumulation Unit Value at
   end of period                   $0.785         $1.354         $1.219             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     133            191            221             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.354         $1.219         $1.292             --             --
  Accumulation Unit Value at
   end of period                   $0.785         $1.354         $1.219             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     133            191            221             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.309         $1.180         $1.253             --             --
  Accumulation Unit Value at
   end of period                   $0.758         $1.309         $1.180             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67            104             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.413         $1.282         $1.280         $1.160         $0.905
  Accumulation Unit Value at
   end of period                   $1.684         $1.413         $1.282         $1.280         $1.160
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,388          2,620          3,322          4,158          4,655
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.390         $1.264         $1.263         $1.147         $0.896
  Accumulation Unit Value at
   end of period                   $1.655         $1.390         $1.264         $1.263         $1.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      64             84             85            103            118
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.176         $1.069         $1.069         $0.971         $0.760
  Accumulation Unit Value at
   end of period                   $1.399         $1.176         $1.069         $1.069         $0.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     813          1,095          1,187          1,407          1,494
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.157         $1.054         $1.056         $0.960         $0.752
  Accumulation Unit Value at
   end of period                   $1.375         $1.157         $1.054         $1.056         $0.960
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,873          3,914          5,664          7,364          8,974
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.157         $1.054         $1.056         $0.960         $0.752
  Accumulation Unit Value at
   end of period                   $1.375         $1.157         $1.054         $1.056         $0.960
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,873          3,914          5,664          7,364          8,974
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.139         $1.039         $1.042         $0.950         $0.745
  Accumulation Unit Value at
   end of period                   $1.351         $1.139         $1.039         $1.042         $0.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,950          5,330          7,131          8,560         11,271
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.139         $1.039         $1.042         $0.950         $0.745
  Accumulation Unit Value at
   end of period                   $1.351         $1.139         $1.039         $1.042         $0.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,950          5,330          7,131          8,560         11,271
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.134         $1.035         $1.038         $0.947         $0.743
  Accumulation Unit Value at
   end of period                   $1.344         $1.134         $1.035         $1.038         $0.947
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,087          1,488          1,671          2,499          2,610
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.119         $1.022         $1.027         $0.937         $0.736
  Accumulation Unit Value at
   end of period                   $1.325         $1.119         $1.022         $1.027         $0.937
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     292            379            510            765            859
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.116         $1.020         $1.025         $0.936         $0.735
  Accumulation Unit Value at
   end of period                   $1.321         $1.116         $1.020         $1.025         $0.936
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     267            314            514            636            472

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.346         $1.284         $1.179         $1.117         $1.095
  Accumulation Unit Value at
   end of period                   $0.905         $1.346         $1.284         $1.179         $1.117
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,182          8,123         10,126         12,412         13,340
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.335         $1.275         $1.172         $1.113         $1.092
  Accumulation Unit Value at
   end of period                   $0.896         $1.335         $1.275         $1.172         $1.113
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     120            130            167            156             94
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.132         $1.081         $0.995         $0.945         $0.928
  Accumulation Unit Value at
   end of period                   $0.760         $1.132         $1.081         $0.995         $0.945
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,789          2,093          2,378          2,981          3,388
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.122         $1.074         $0.989         $0.941         $0.926
  Accumulation Unit Value at
   end of period                   $0.752         $1.122         $1.074         $0.989         $0.941
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,876         16,419         20,677         22,502         25,407
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.122         $1.074         $0.989         $0.941         $0.926
  Accumulation Unit Value at
   end of period                   $0.752         $1.122         $1.074         $0.989         $0.941
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,876         16,419         20,677         22,502         25,407
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.113         $1.067         $0.984         $0.938         $0.927
  Accumulation Unit Value at
   end of period                   $0.745         $1.113         $1.067         $0.984         $0.938
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,500         20,257         20,632         21,499         20,026
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.113         $1.067         $0.984         $0.938         $0.924
  Accumulation Unit Value at
   end of period                   $0.745         $1.113         $1.067         $0.984         $0.938
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,500         20,257         20,632         21,499         20,026
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.111         $1.065         $0.983         $0.937         $0.923
  Accumulation Unit Value at
   end of period                   $0.743         $1.111         $1.065         $0.983         $0.937
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,074          1,671            999          1,683          1,649
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.102         $1.057         $0.977         $0.932         $0.923
  Accumulation Unit Value at
   end of period                   $0.736         $1.102         $1.057         $0.977         $0.932
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,145          1,737          1,893          2,011          2,126
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.101         $1.057         $0.978         $0.933         $0.924
  Accumulation Unit Value at
   end of period                   $0.735         $1.101         $1.057         $0.978         $0.933
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     398            355            659            715            883

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.116         $1.020         $1.025         $0.936         $0.735
  Accumulation Unit Value at end of
   period                                 $1.321         $1.116         $1.020         $1.025         $0.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                267            314            514            636            472
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.107         $1.012         $1.018         $0.930         $0.731
  Accumulation Unit Value at end of
   period                                 $1.310         $1.107         $1.012         $1.018         $0.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,552          2,505          1,521          1,215            412
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.010         $1.017         $0.930         $0.732
  Accumulation Unit Value at end of
   period                                 $1.304         $1.104         $1.010         $1.017         $0.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            300            317            323            341
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.099         $1.006         $1.013         $0.927         $0.730
  Accumulation Unit Value at end of
   period                                 $1.298         $1.099         $1.006         $1.013         $0.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            133            133            133            133
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.559        $14.255        $14.364        $13.147        $10.356
  Accumulation Unit Value at end of
   period                                $18.372        $15.559        $14.255        $14.364        $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.464        $14.189        $14.319        $13.125        $10.355
  Accumulation Unit Value at end of
   period                                $18.232        $15.464        $14.189        $14.319        $13.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.414         $2.074         $2.380         $2.077         $1.449
  Accumulation Unit Value at end of
   period                                 $3.303         $2.414         $2.074         $2.380         $2.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,339          2,861          3,474          4,203          5,210
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.376         $2.044         $2.349         $2.053         $1.435
  Accumulation Unit Value at end of
   period                                 $3.245         $2.376         $2.044         $2.349         $2.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             19             27             48             68
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.476         $1.270         $1.461         $1.277         $0.893
  Accumulation Unit Value at end of
   period                                 $2.014         $1.476         $1.270         $1.461         $1.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                830          1,029          1,157          1,307          1,624
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.452         $1.252         $1.442         $1.262         $0.884
  Accumulation Unit Value at end of
   period                                 $1.979         $1.452         $1.252         $1.442         $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,328          7,238          9,356         12,940         17,127

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.101         $1.057         $0.978         $0.933         $0.921
  Accumulation Unit Value at end of
   period                                 $0.735         $1.101         $1.057         $0.978         $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                398            355            659            715            883
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.097         $1.055         $0.977         $0.934         $0.927
  Accumulation Unit Value at end of
   period                                 $0.732         $1.097         $1.055         $0.977         $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                364            382             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.709         $2.357         $2.055         $1.808         $1.540
  Accumulation Unit Value at end of
   period                                 $1.449         $2.709         $2.357         $2.055         $1.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,270          7,968          9,490         10,829         11,059
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.686         $2.341         $2.044         $1.801         $1.536
  Accumulation Unit Value at end of
   period                                 $1.435         $2.686         $2.341         $2.044         $1.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76            142            160            155            141
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.672         $1.458         $1.274         $1.123         $0.958
  Accumulation Unit Value at end of
   period                                 $0.893         $1.672         $1.458         $1.274         $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,910          2,575          2,893          3,223          3,420
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.658         $1.448         $1.267         $1.118         $0.956
  Accumulation Unit Value at end of
   period                                 $0.884         $1.658         $1.448         $1.267         $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,997         31,341         38,894         42,364         44,980

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.452         $1.252         $1.442         $1.262         $0.884
  Accumulation Unit Value at end of
   period                                 $1.979         $1.452         $1.252         $1.442         $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,328          7,238          9,356         12,940         17,127
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.430         $1.234         $1.424         $1.248         $0.876
  Accumulation Unit Value at end of
   period                                 $1.946         $1.430         $1.234         $1.424         $1.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,497          9,116         11,669         15,158         20,843
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.430         $1.234         $1.424         $1.248         $0.876
  Accumulation Unit Value at end of
   period                                 $1.946         $1.430         $1.234         $1.424         $1.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,497          9,116         11,669         15,158         20,843
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.423         $1.229         $1.418         $1.244         $0.873
  Accumulation Unit Value at end of
   period                                 $1.936         $1.423         $1.229         $1.418         $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,479          3,479          3,887          4,950          5,746
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.404         $1.214         $1.403         $1.232         $0.865
  Accumulation Unit Value at end of
   period                                 $1.909         $1.404         $1.214         $1.403         $1.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                482            655          1,002          1,653          1,939
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.400         $1.211         $1.400         $1.230         $0.864
  Accumulation Unit Value at end of
   period                                 $1.902         $1.400         $1.211         $1.400         $1.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                603            618          1,130          1,500          1,172
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.400         $1.211         $1.400         $1.230         $0.864
  Accumulation Unit Value at end of
   period                                 $1.902         $1.400         $1.211         $1.400         $1.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                603            618          1,130          1,500          1,172
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.203         $1.390         $1.222         $0.859
  Accumulation Unit Value at end of
   period                                 $1.886         $1.389         $1.203         $1.390         $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,766          4,416          3,680          3,001          1,803
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.204         $1.393         $1.226         $0.863
  Accumulation Unit Value at end of
   period                                 $1.884         $1.389         $1.204         $1.393         $1.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                263            276            291            304            322
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.383         $1.199         $1.388         $1.222         $0.861
  Accumulation Unit Value at end of
   period                                 $1.875         $1.383         $1.199         $1.388         $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1            158            158            158            164

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.658         $1.448         $1.267         $1.118         $0.956
  Accumulation Unit Value at end of
   period                                 $0.884         $1.658         $1.448         $1.267         $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,997         31,341         38,894         42,364         44,980
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.645         $1.438         $1.260         $1.114         $0.968
  Accumulation Unit Value at end of
   period                                 $0.876         $1.645         $1.438         $1.260         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,706         31,498         33,729         35,711         32,661
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.645         $1.438         $1.260         $1.114         $0.954
  Accumulation Unit Value at end of
   period                                 $0.876         $1.645         $1.438         $1.260         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,706         31,498         33,729         35,711         32,661
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.641         $1.436         $1.259         $1.113         $0.954
  Accumulation Unit Value at end of
   period                                 $0.873         $1.641         $1.436         $1.259         $1.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,649          3,515          2,417          3,207          3,007
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.628         $1.426         $1.251         $1.108         $0.963
  Accumulation Unit Value at end of
   period                                 $0.865         $1.628         $1.426         $1.251         $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,103          2,719          3,149          3,362          3,565
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.627         $1.426         $1.252         $1.109         $0.965
  Accumulation Unit Value at end of
   period                                 $0.864         $1.627         $1.426         $1.252         $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                354            347            610            691            823
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.627         $1.426         $1.252         $1.109         $0.951
  Accumulation Unit Value at end of
   period                                 $0.864         $1.627         $1.426         $1.252         $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                354            347            610            691            823
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.626         $1.427         $1.255         $1.114         $0.970
  Accumulation Unit Value at end of
   period                                 $0.863         $1.626         $1.427         $1.255         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                347            365             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.739        $14.518        $16.819        $14.816        $10.439
  Accumulation Unit Value at end of
   period                                $22.682        $16.739        $14.518        $16.819        $14.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              4              5              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.637        $14.451        $16.766        $14.792        $10.438
  Accumulation Unit Value at end of
   period                                $22.509        $16.637        $14.451        $16.766        $14.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.699         $1.520         $1.525         $1.370         $1.117
  Accumulation Unit Value at end of
   period                                 $2.204         $1.699         $1.520         $1.525         $1.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,584          3,142          3,736          4,341          5,192
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.672         $1.498         $1.506         $1.354         $1.106
  Accumulation Unit Value at end of
   period                                 $2.166         $1.672         $1.498         $1.506         $1.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             47             61             88            121
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.699         $1.523         $1.531         $1.378         $1.126
  Accumulation Unit Value at end of
   period                                 $2.199         $1.699         $1.523         $1.531         $1.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                302            379            530            739            914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.672         $1.501         $1.512         $1.362         $1.115
  Accumulation Unit Value at end of
   period                                 $2.161         $1.672         $1.501         $1.512         $1.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,354          4,451          5,771          7,463          9,987
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.672         $1.501         $1.512         $1.362         $1.115
  Accumulation Unit Value at end of
   period                                 $2.161         $1.672         $1.501         $1.512         $1.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,354          4,451          5,771          7,463          9,987
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.646         $1.480         $1.493         $1.347         $1.104
  Accumulation Unit Value at end of
   period                                 $2.125         $1.646         $1.480         $1.493         $1.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,578          7,431          9,409         12,517         16,615
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.646         $1.480         $1.493         $1.347         $1.104
  Accumulation Unit Value at end of
   period                                 $2.125         $1.646         $1.480         $1.493         $1.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,578          7,431          9,409         12,517         16,615
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.638         $1.474         $1.487         $1.343         $1.101
  Accumulation Unit Value at end of
   period                                 $2.113         $1.638         $1.474         $1.487         $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,798          2,412          2,663          3,336          3,752

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.681         $1.578         $1.333         $1.279         $1.157
  Accumulation Unit Value at end of
   period                                 $1.117         $1.681         $1.578         $1.333         $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,381          8,654          9,704         10,493          8,926
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.666         $1.567         $1.326         $1.274         $1.154
  Accumulation Unit Value at end of
   period                                 $1.106         $1.666         $1.567         $1.326         $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            141            148            138             73
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.697         $1.597         $1.352         $1.300         $1.178
  Accumulation Unit Value at end of
   period                                 $1.126         $1.697         $1.597         $1.352         $1.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,050          1,362          1,652          1,715          1,526
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.683         $1.586         $1.344         $1.294         $1.175
  Accumulation Unit Value at end of
   period                                 $1.115         $1.683         $1.586         $1.344         $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,213         19,168         23,357         24,548         24,280
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.683         $1.586         $1.344         $1.294         $1.175
  Accumulation Unit Value at end of
   period                                 $1.115         $1.683         $1.586         $1.344         $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,213         19,168         23,357         24,548         24,280
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.669         $1.576         $1.338         $1.290         $1.173
  Accumulation Unit Value at end of
   period                                 $1.104         $1.669         $1.576         $1.338         $1.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,056         25,004         25,527         25,885         17,866
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.669         $1.576         $1.338         $1.290         $1.172
  Accumulation Unit Value at end of
   period                                 $1.104         $1.669         $1.576         $1.338         $1.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,056         25,004         25,527         25,885         17,866
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.665         $1.573         $1.336         $1.289         $1.172
  Accumulation Unit Value at end of
   period                                 $1.101         $1.665         $1.573         $1.336         $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,043          1,883            979          1,163          1,019

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.616         $1.456         $1.471         $1.329         $1.091
  Accumulation Unit Value at end of
   period                                 $2.084         $1.616         $1.456         $1.471         $1.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                244            331            508            634            762
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.612         $1.453         $1.468         $1.327         $1.090
  Accumulation Unit Value at end of
   period                                 $2.077         $1.612         $1.453         $1.468         $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                360            352            522            816            652
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.612         $1.453         $1.468         $1.327         $1.090
  Accumulation Unit Value at end of
   period                                 $2.077         $1.612         $1.453         $1.468         $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                360            352            522            816            652
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.599         $1.442         $1.458         $1.319         $1.084
  Accumulation Unit Value at end of
   period                                 $2.059         $1.599         $1.442         $1.458         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,152          2,783          2,774          2,035          1,055
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.330         $1.200         $1.215         $1.100         $0.905
  Accumulation Unit Value at end of
   period                                 $1.711         $1.330         $1.200         $1.215         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            191            204            463            490
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.324         $1.195         $1.210         $1.097         $0.902
  Accumulation Unit Value at end of
   period                                 $1.702         $1.324         $1.195         $1.210         $1.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             13             15             16             13
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.137        $13.676        $13.854        $12.559        $10.339
  Accumulation Unit Value at end of
   period                                $19.455        $15.137        $13.676        $13.854        $12.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.044        $13.613        $13.811        $12.538        $10.337
  Accumulation Unit Value at end of
   period                                $19.307        $15.044        $13.613        $13.811        $12.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.193         $8.752         $9.809         $8.595         $6.148
  Accumulation Unit Value at end of
   period                                $12.930        $10.193         $8.752         $9.809         $8.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              8              9             11             12
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.119         $8.702         $9.767         $8.572         $6.140
  Accumulation Unit Value at end of
   period                                $12.818        $10.119         $8.702         $9.767         $8.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.652         $1.562         $1.328         $1.282         $1.168
  Accumulation Unit Value at end of
   period                                 $1.091         $1.652         $1.562         $1.328         $1.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                907          1,205          1,489          1,585          1,539
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.651         $1.562         $1.328         $1.283         $1.170
  Accumulation Unit Value at end of
   period                                 $1.090         $1.651         $1.562         $1.328         $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                489            489            936            938            918
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.651         $1.562         $1.328         $1.283         $1.169
  Accumulation Unit Value at end of
   period                                 $1.090         $1.651         $1.562         $1.328         $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                489            489            936            938            918
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.373         $1.300         $1.107         $1.072         $0.978
  Accumulation Unit Value at end of
   period                                 $0.905         $1.373         $1.300         $1.107         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                522            518             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.477             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.148             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.474             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.140             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.094         $8.685         $9.753         $8.564         $6.137
  Accumulation Unit Value at end of
   period                                $12.780        $10.094         $8.685         $9.753         $8.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             18             18             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.021         $8.636         $9.712         $8.540         $6.130
  Accumulation Unit Value at end of
   period                                $12.669        $10.021         $8.636         $9.712         $8.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             17             26             32             48
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.021         $8.636         $9.712         $8.540         $6.130
  Accumulation Unit Value at end of
   period                                $12.669        $10.021         $8.636         $9.712         $8.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             17             26             32             48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.949         $8.586         $9.671         $8.517         $6.122
  Accumulation Unit Value at end of
   period                                $12.558         $9.949         $8.586         $9.671         $8.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             20             23             22
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.949         $8.586         $9.671         $8.517         $6.122
  Accumulation Unit Value at end of
   period                                $12.558         $9.949         $8.586         $9.671         $8.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             20             23             22
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.925         $8.570         $9.657         $8.509         $6.119
  Accumulation Unit Value at end of
   period                                $12.522         $9.925         $8.570         $9.657         $8.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             45             62             83             85
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.877         $8.537         $9.630         $8.493         $6.114
  Accumulation Unit Value at end of
   period                                $12.449         $9.877         $8.537         $9.630         $8.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              5              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.853         $8.520         $9.616         $8.486         $6.112
  Accumulation Unit Value at end of
   period                                $12.413         $9.853         $8.520         $9.616         $8.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5             10             16             18
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.853         $8.520         $9.616         $8.486         $6.112
  Accumulation Unit Value at end of
   period                                $12.413         $9.853         $8.520         $9.616         $8.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5             10             16             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.829         $8.504         $9.602         $8.478         $6.109
  Accumulation Unit Value at end of
   period                                $12.376         $9.829         $8.504         $9.602         $8.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             11              9             16             11

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.474             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.137             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.471             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.130             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.471             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.130             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.468             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.122             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.468             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.122             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.467             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.119             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.466             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.114             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.465             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.112             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.465             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.112             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.782         $8.471         $9.575         $8.462         $6.104
  Accumulation Unit Value at end of
   period                                $12.304         $9.782         $8.471         $9.575         $8.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              9             12             13
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.758         $8.455         $9.562         $8.454         $6.101
  Accumulation Unit Value at end of
   period                                $12.268         $9.758         $8.455         $9.562         $8.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.721        $14.495        $16.401        $14.509        $10.476
  Accumulation Unit Value at end of
   period                                $21.012        $16.721        $14.495        $16.401        $14.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              4              4              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.619        $14.428        $16.349        $14.485        $10.475
  Accumulation Unit Value at end of
   period                                $20.852        $16.619        $14.428        $16.349        $14.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              2              2
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.770         $1.419         $1.583         $1.368         $1.073
  Accumulation Unit Value at end of
   period                                 $2.364         $1.770         $1.419         $1.583         $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173            218            252            259            391
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.303        $11.479        $12.826        $11.107        $10.080
  Accumulation Unit Value at end of
   period                                $19.071        $14.303        $11.479        $12.826        $11.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.734         $1.392         $1.556         $1.348         $1.060
  Accumulation Unit Value at end of
   period                                 $2.310         $1.734         $1.392         $1.556         $1.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            100            135            234            319
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.371         $1.535         $1.332         $1.049
  Accumulation Unit Value at end of
   period                                 $2.269         $1.705         $1.371         $1.535         $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                380            607            697            920          1,400
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.371         $1.535         $1.332         $1.049
  Accumulation Unit Value at end of
   period                                 $2.269         $1.705         $1.371         $1.535         $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                380            607            697            920          1,400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.680         $1.353         $1.517         $1.318         $1.039
  Accumulation Unit Value at end of
   period                                 $2.232         $1.680         $1.353         $1.517         $1.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                512            723            916          1,326          2,048

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.462             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.104             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.680         $1.353         $1.517         $1.318         $1.039
  Accumulation Unit Value at end of
   period                                 $2.232         $1.680         $1.353         $1.517         $1.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                512            723            916          1,326          2,048
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.671         $1.346         $1.510         $1.313         $1.036
  Accumulation Unit Value at end of
   period                                 $2.219         $1.671         $1.346         $1.510         $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,362          2,361          2,973          4,366          5,828
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.654         $1.334         $1.498         $1.304         $1.029
  Accumulation Unit Value at end of
   period                                 $2.194         $1.654         $1.334         $1.498         $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             51             53             90            142
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.644         $1.327         $1.491         $1.298         $1.025
  Accumulation Unit Value at end of
   period                                 $2.180         $1.644         $1.327         $1.491         $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             92            129            241            322
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.644         $1.327         $1.491         $1.298         $1.025
  Accumulation Unit Value at end of
   period                                 $2.180         $1.644         $1.327         $1.491         $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             92            129            241            322
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.636         $1.321         $1.485         $1.294         $1.022
  Accumulation Unit Value at end of
   period                                 $2.169         $1.636         $1.321         $1.485         $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                634            631            728            579            387
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.621         $1.311         $1.475         $1.286         $1.017
  Accumulation Unit Value at end of
   period                                 $2.147         $1.621         $1.311         $1.475         $1.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                212            253            308            478            587
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.614         $1.305         $1.469         $1.282         $1.015
  Accumulation Unit Value at end of
   period                                 $2.136         $1.614         $1.305         $1.469         $1.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              1              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.735        $13.539        $15.249        $13.312        $10.541
  Accumulation Unit Value at end of
   period                                $22.137        $16.735        $13.539        $15.249        $13.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.633        $13.477        $15.202        $13.290        $10.540
  Accumulation Unit Value at end of
   period                                $21.969        $16.633        $13.477        $15.202        $13.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             16             16              5             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.572         $1.329         $1.571         $1.395         $1.063
  Accumulation Unit Value at end of
   period                                 $1.880         $1.572         $1.329         $1.571         $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                945          1,087          1,210          1,388          1,367
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.547         $1.310         $1.551         $1.379         $1.052
  Accumulation Unit Value at end of
   period                                 $1.847         $1.547         $1.310         $1.551         $1.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             27             27             33             38
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.100         $0.933         $1.104         $0.983         $0.750
  Accumulation Unit Value at end of
   period                                 $1.313         $1.100         $0.933         $1.104         $0.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            366            409            456            512
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.083         $0.919         $1.090         $0.971         $0.743
  Accumulation Unit Value at end of
   period                                 $1.291         $1.083         $0.919         $1.090         $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,120          1,681          2,275          3,171          2,551
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.083         $0.919         $1.090         $0.971         $0.743
  Accumulation Unit Value at end of
   period                                 $1.291         $1.083         $0.919         $1.090         $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,120          1,681          2,275          3,171          2,551
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.066         $0.906         $1.076         $0.961         $0.735
  Accumulation Unit Value at end of
   period                                 $1.269         $1.066         $0.906         $1.076         $0.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,597          4,940          6,376          8,376          7,579
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.066         $0.906         $1.076         $0.961         $0.735
  Accumulation Unit Value at end of
   period                                 $1.269         $1.066         $0.906         $1.076         $0.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,597          4,940          6,376          8,376          7,579
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.061         $0.902         $1.072         $0.957         $0.733
  Accumulation Unit Value at end of
   period                                 $1.262         $1.061         $0.902         $1.072         $0.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                461            611            807          1,021            706
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.047         $0.892         $1.061         $0.948         $0.727
  Accumulation Unit Value at end of
   period                                 $1.244         $1.047         $0.892         $1.061         $0.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            115            203            307            126

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.871         $1.492         $1.219         $1.081         $0.931
  Accumulation Unit Value at end of
   period                                 $1.063         $1.871         $1.492         $1.219         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,635          2,160          2,587          2,803          1,923
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.855         $1.482         $1.212         $1.077         $0.929
  Accumulation Unit Value at end of
   period                                 $1.052         $1.855         $1.482         $1.212         $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             65             69             66             39
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.058         $0.866         $0.769         $0.664
  Accumulation Unit Value at end of
   period                                 $0.750         $1.323         $1.058         $0.866         $0.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                721            789            859            888            181
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.312         $1.050         $0.861         $0.766         $0.662
  Accumulation Unit Value at end of
   period                                 $0.743         $1.312         $1.050         $0.861         $0.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,226          3,931          4,413          4,311          3,515
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.312         $1.050         $0.861         $0.766         $0.662
  Accumulation Unit Value at end of
   period                                 $0.743         $1.312         $1.050         $0.861         $0.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,226          3,931          4,413          4,311          3,515
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.301         $1.043         $0.856         $0.763         $0.668
  Accumulation Unit Value at end of
   period                                 $0.735         $1.301         $1.043         $0.856         $0.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,691         11,232         12,363         12,506          7,391
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.301         $1.043         $0.856         $0.763         $0.661
  Accumulation Unit Value at end of
   period                                 $0.735         $1.301         $1.043         $0.856         $0.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,691         11,232         12,363         12,506          7,391
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.298         $1.041         $0.855         $0.763         $0.660
  Accumulation Unit Value at end of
   period                                 $0.733         $1.298         $1.041         $0.855         $0.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                707            333            280            176            189
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.288         $1.034         $0.850         $0.759         $0.665
  Accumulation Unit Value at end of
   period                                 $0.727         $1.288         $1.034         $0.850         $0.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            204            298            305            307

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.044         $0.889         $1.058         $0.946         $0.726
  Accumulation Unit Value at end of
   period                                 $1.240         $1.044         $0.889         $1.058         $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            129            188            413            558
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.044         $0.889         $1.058         $0.946         $0.726
  Accumulation Unit Value at end of
   period                                 $1.240         $1.044         $0.889         $1.058         $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            129            188            413            558
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.036         $0.883         $1.051         $0.941         $0.722
  Accumulation Unit Value at end of
   period                                 $1.230         $1.036         $0.883         $1.051         $0.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,103          1,901          1,642            968            413
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.400         $1.194         $1.423         $1.274         $0.979
  Accumulation Unit Value at end of
   period                                 $1.660         $1.400         $1.194         $1.423         $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            137            142            299            314
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.393         $1.189         $1.418         $1.270         $0.977
  Accumulation Unit Value at end of
   period                                 $1.651         $1.393         $1.189         $1.418         $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             24             26             25             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.228        $13.003        $15.513        $13.907        $10.694
  Accumulation Unit Value at end of
   period                                $18.039        $15.228        $13.003        $15.513        $13.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.134        $12.942        $15.464        $13.884        $10.693
  Accumulation Unit Value at end of
   period                                $17.901        $15.134        $12.942        $15.464        $13.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.943         $1.581         $1.758         $1.470             --
  Accumulation Unit Value at end of
   period                                 $2.575         $1.943         $1.581         $1.758             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                259            399            372            429             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.522        $11.018        $12.268        $10.266             --
  Accumulation Unit Value at end of
   period                                $17.889        $13.522        $11.018        $12.268             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.900         $1.549         $1.726         $1.445             --
  Accumulation Unit Value at end of
   period                                 $2.513         $1.900         $1.549         $1.726             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                246            257            283            389             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.287         $1.034         $0.851         $0.760         $0.666
  Accumulation Unit Value at end of
   period                                 $0.726         $1.287         $1.034         $0.851         $0.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            281            356            367            126
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.287         $1.034         $0.851         $0.760         $0.659
  Accumulation Unit Value at end of
   period                                 $0.726         $1.287         $1.034         $0.851         $0.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            281            356            367            126
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.738         $1.399         $1.152         $1.031         $0.904
  Accumulation Unit Value at end of
   period                                 $0.979         $1.738         $1.399         $1.152         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            351             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.865         $1.523         $1.699         $1.423             --
  Accumulation Unit Value at end of
   period                                 $2.463         $1.865         $1.523         $1.699             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            906          1,198          1,656             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.865         $1.523         $1.699         $1.423             --
  Accumulation Unit Value at end of
   period                                 $2.463         $1.865         $1.523         $1.699             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            906          1,198          1,656             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.838         $1.503         $1.680         $1.408             --
  Accumulation Unit Value at end of
   period                                 $2.424         $1.838         $1.503         $1.680             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                268            434            530            681             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.838         $1.503         $1.680         $1.408             --
  Accumulation Unit Value at end of
   period                                 $2.424         $1.838         $1.503         $1.680             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                268            434            530            681             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.828         $1.495         $1.672         $1.401             --
  Accumulation Unit Value at end of
   period                                 $2.409         $1.828         $1.495         $1.672             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,372          2,049          2,649          3,425             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.809         $1.482         $1.658         $1.391             --
  Accumulation Unit Value at end of
   period                                 $2.382         $1.809         $1.482         $1.658             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            109            123            161             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.799         $1.474         $1.650         $1.384             --
  Accumulation Unit Value at end of
   period                                 $2.367         $1.799         $1.474         $1.650             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            293            484            704             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.799         $1.474         $1.650         $1.384             --
  Accumulation Unit Value at end of
   period                                 $2.367         $1.799         $1.474         $1.650             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            293            484            704             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.790         $1.467         $1.644         $1.379             --
  Accumulation Unit Value at end of
   period                                 $2.354         $1.790         $1.467         $1.644             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,251          1,216          1,078            993             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.774         $1.456         $1.632         $1.370             --
  Accumulation Unit Value at end of
   period                                 $2.331         $1.774         $1.456         $1.632             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            176            229            345             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.766         $1.450         $1.627         $1.365             --
  Accumulation Unit Value at end of
   period                                 $2.319         $1.766         $1.450         $1.627             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              7            123            123             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.372        $16.733        $18.782        $15.770             --
  Accumulation Unit Value at end of
   period                                $26.738        $20.372        $16.733        $18.782             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              5              6              5             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.247        $16.656        $18.723        $15.730             --
  Accumulation Unit Value at end of
   period                                $26.534        $20.247        $16.656        $18.723             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             28              9             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.962         $1.725         $1.815         $1.486         $1.168
  Accumulation Unit Value at end of
   period                                 $2.785         $1.962         $1.725         $1.815         $1.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                385            437            526            599            747
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.931         $1.700         $1.792         $1.469         $1.157
  Accumulation Unit Value at end of
   period                                 $2.737         $1.931         $1.700         $1.792         $1.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.004         $0.884         $0.932         $0.765         $0.602
  Accumulation Unit Value at end of
   period                                 $1.422         $1.004         $0.884         $0.932         $0.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            301            338            354            422
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.988         $0.871         $0.920         $0.756         $0.596
  Accumulation Unit Value at end of
   period                                 $1.397         $0.988         $0.871         $0.920         $0.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            905          1,361          1,552          2,117
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.988         $0.871         $0.920         $0.756         $0.596
  Accumulation Unit Value at end of
   period                                 $1.397         $0.988         $0.871         $0.920         $0.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            905          1,361          1,552          2,117
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.972         $0.859         $0.909         $0.748         $0.591
  Accumulation Unit Value at end of
   period                                 $1.374         $0.972         $0.859         $0.909         $0.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                456            669            864          1,048          1,522
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.972         $0.859         $0.909         $0.748         $0.591
  Accumulation Unit Value at end of
   period                                 $1.374         $0.972         $0.859         $0.909         $0.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                456            669            864          1,048          1,522

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.999         $1.779         $1.581         $1.328         $1.204
  Accumulation Unit Value at end of
   period                                 $1.168         $1.999         $1.779         $1.581         $1.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                811            990          1,290          1,403          1,718
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.982         $1.767         $1.572         $1.323         $1.201
  Accumulation Unit Value at end of
   period                                 $1.157         $1.982         $1.767         $1.572         $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             16             18             18             22
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.033         $0.921         $0.820         $0.690         $0.627
  Accumulation Unit Value at end of
   period                                 $0.602         $1.033         $0.921         $0.820         $0.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                539            672            818          1,090          1,281
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.024         $0.915         $0.816         $0.688         $0.625
  Accumulation Unit Value at end of
   period                                 $0.596         $1.024         $0.915         $0.816         $0.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,858          4,067          5,000          5,999          6,700
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.024         $0.915         $0.816         $0.688         $0.625
  Accumulation Unit Value at end of
   period                                 $0.596         $1.024         $0.915         $0.816         $0.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,858          4,067          5,000          5,999          6,700
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.016         $0.909         $0.811         $0.685         $0.648
  Accumulation Unit Value at end of
   period                                 $0.591         $1.016         $0.909         $0.811         $0.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,866          2,735          2,899          2,967          3,152
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.016         $0.909         $0.811         $0.685         $0.624
  Accumulation Unit Value at end of
   period                                 $0.591         $1.016         $0.909         $0.811         $0.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,866          2,735          2,899          2,967          3,152

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.968         $0.856         $0.905         $0.745         $0.589
  Accumulation Unit Value at end of
   period                                 $1.366         $0.968         $0.856         $0.905         $0.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                186            266            312            361            511
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.955         $0.845         $0.895         $0.738         $0.584
  Accumulation Unit Value at end of
   period                                 $1.347         $0.955         $0.845         $0.895         $0.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             23             47            103            107
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.952         $0.843         $0.893         $0.737         $0.583
  Accumulation Unit Value at end of
   period                                 $1.343         $0.952         $0.843         $0.893         $0.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            172            243          1,079            368
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.952         $0.843         $0.893         $0.737         $0.583
  Accumulation Unit Value at end of
   period                                 $1.343         $0.952         $0.843         $0.893         $0.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            172            243          1,079            368
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.945         $0.837         $0.887         $0.732         $0.580
  Accumulation Unit Value at end of
   period                                 $1.331         $0.945         $0.837         $0.887         $0.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                909            593            469            505            289
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.465         $1.299         $1.378         $1.138         $0.903
  Accumulation Unit Value at end of
   period                                 $2.062         $1.465         $1.299         $1.378         $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.458         $1.294         $1.374         $1.135         $0.900
  Accumulation Unit Value at end of
   period                                 $2.052         $1.458         $1.294         $1.374         $1.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              1             11
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.900        $15.000        $15.934        $13.173        $10.454
  Accumulation Unit Value at end of
   period                                $23.766        $16.900        $15.000        $15.934        $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.797        $14.930        $15.884        $13.151        $10.452
  Accumulation Unit Value at end of
   period                                $23.585        $16.797        $14.930        $15.884        $13.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.014         $0.907         $0.810         $0.685         $0.624
  Accumulation Unit Value at end of
   period                                 $0.589         $1.014         $0.907         $0.810         $0.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                630            344            165            149            146
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.005         $0.901         $0.805         $0.681         $0.645
  Accumulation Unit Value at end of
   period                                 $0.584         $1.005         $0.901         $0.805         $0.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            192            226            231            245
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.005         $0.901         $0.806         $0.682         $0.646
  Accumulation Unit Value at end of
   period                                 $0.583         $1.005         $0.901         $0.806         $0.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            177            177            177            177
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.005         $0.901         $0.806         $0.682         $0.622
  Accumulation Unit Value at end of
   period                                 $0.583         $1.005         $0.901         $0.806         $0.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            177            177            177            177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.557         $1.398         $1.253         $1.061         $1.008
  Accumulation Unit Value at end of
   period                                 $0.903         $1.557         $1.398         $1.253         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.817        $10.368        $10.659         $8.611         $5.920
  Accumulation Unit Value at end of
   period                                $15.974        $11.817        $10.368        $10.659         $8.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             21             20             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.733        $10.310        $10.615         $8.589         $5.913
  Accumulation Unit Value at end of
   period                                $15.837        $11.733        $10.310        $10.615         $8.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.705        $10.290        $10.601         $8.581         $5.911
  Accumulation Unit Value at end of
   period                                $15.791        $11.705        $10.290        $10.601         $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              9              5              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.622        $10.232        $10.557         $8.559         $5.905
  Accumulation Unit Value at end of
   period                                $15.655        $11.622        $10.232        $10.557         $8.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             29             34             40             38
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.622        $10.232        $10.557         $8.559         $5.905
  Accumulation Unit Value at end of
   period                                $15.655        $11.622        $10.232        $10.557         $8.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             29             34             40             38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.539        $10.175        $10.514         $8.536         $5.898
  Accumulation Unit Value at end of
   period                                $15.521        $11.539        $10.175        $10.514         $8.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             39             56             65             93
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.539        $10.175        $10.514         $8.536         $5.898
  Accumulation Unit Value at end of
   period                                $15.521        $11.539        $10.175        $10.514         $8.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             39             56             65             93
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.512        $10.156        $10.499         $8.529         $5.896
  Accumulation Unit Value at end of
   period                                $15.476        $11.512        $10.156        $10.499         $8.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             76             99            165            177
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.457        $10.118        $10.470         $8.514         $5.891
  Accumulation Unit Value at end of
   period                                $15.387        $11.457        $10.118        $10.470         $8.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.430        $10.099        $10.456         $8.506         $5.889
  Accumulation Unit Value at end of
   period                                $15.343        $11.430        $10.099        $10.456         $8.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              8             72             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.578             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.920             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.577             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.913             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.576             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.911             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.575             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.905             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.575             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.905             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.574             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.898             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.574             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.898             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.573             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.896             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.572             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.891             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.572             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.889             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.430        $10.099        $10.456         $8.506         $5.889
  Accumulation Unit Value at end of
   period                                $15.343        $11.430        $10.099        $10.456         $8.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              8             72             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.403        $10.080        $10.442         $8.499         $5.887
  Accumulation Unit Value at end of
   period                                $15.299        $11.403        $10.080        $10.442         $8.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             19             28             28             41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.349        $10.042        $10.413         $8.484         $5.882
  Accumulation Unit Value at end of
   period                                $15.211        $11.349        $10.042        $10.413         $8.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3             10             19
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.322        $10.023        $10.398         $8.477         $5.880
  Accumulation Unit Value at end of
   period                                $15.168        $11.322        $10.023        $10.398         $8.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.808        $17.545        $18.210        $14.852        $10.308
  Accumulation Unit Value at end of
   period                                $26.523        $19.808        $17.545        $18.210        $14.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.686        $17.463        $18.153        $14.828        $10.306
  Accumulation Unit Value at end of
   period                                $26.321        $19.686        $17.463        $18.153        $14.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.230         $1.093         $1.123         $0.995         $0.715
  Accumulation Unit Value at end of
   period                                 $1.600         $1.230         $1.093         $1.123         $0.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,732          1,974          2,325          2,712          3,427
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.210         $1.077         $1.109         $0.983         $0.707
  Accumulation Unit Value at end of
   period                                 $1.572         $1.210         $1.077         $1.109         $0.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             73             84             91            105
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.942         $0.839         $0.864         $0.767         $0.552
  Accumulation Unit Value at end of
   period                                 $1.223         $0.942         $0.839         $0.864         $0.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                194            338            435            589            705
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.927         $0.827         $0.853         $0.758         $0.546
  Accumulation Unit Value at end of
   period                                 $1.202         $0.927         $0.827         $0.853         $0.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,421          2,232          3,288          4,575          6,238

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.572             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.889             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.571             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.882             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.277         $1.226         $1.087         $1.008         $0.984
  Accumulation Unit Value at end of
   period                                 $0.715         $1.277         $1.226         $1.087         $1.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,091          5,217          6,140          6,942          6,255
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.267         $1.218         $1.081         $1.004         $0.982
  Accumulation Unit Value at end of
   period                                 $0.707         $1.267         $1.218         $1.081         $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            122            131            131             71
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.988         $0.951         $0.845         $0.785         $0.768
  Accumulation Unit Value at end of
   period                                 $0.552         $0.988         $0.951         $0.845         $0.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                958          1,149          1,353          1,390          1,198
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.980         $0.944         $0.840         $0.782         $0.766
  Accumulation Unit Value at end of
   period                                 $0.546         $0.980         $0.944         $0.840         $0.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,519         11,668         14,554         14,810         15,251

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.927         $0.827         $0.853         $0.758         $0.546
  Accumulation Unit Value at end of
   period                                 $1.202         $0.927         $0.827         $0.853         $0.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,421          2,232          3,288          4,575          6,238
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.913         $0.815         $0.842         $0.749         $0.541
  Accumulation Unit Value at end of
   period                                 $1.181         $0.913         $0.815         $0.842         $0.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,112          4,512          5,853          8,018         10,133
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.913         $0.815         $0.842         $0.749         $0.541
  Accumulation Unit Value at end of
   period                                 $1.181         $0.913         $0.815         $0.842         $0.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,112          4,512          5,853          8,018         10,133
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.908         $0.812         $0.839         $0.747         $0.539
  Accumulation Unit Value at end of
   period                                 $1.175         $0.908         $0.812         $0.839         $0.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                407            667            820          1,089          1,215
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.896         $0.802         $0.830         $0.739         $0.535
  Accumulation Unit Value at end of
   period                                 $1.159         $0.896         $0.802         $0.830         $0.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            209            272            369            407
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.894         $0.800         $0.828         $0.738         $0.534
  Accumulation Unit Value at end of
   period                                 $1.155         $0.894         $0.800         $0.828         $0.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            381            318            480            381
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.894         $0.800         $0.828         $0.738         $0.534
  Accumulation Unit Value at end of
   period                                 $1.155         $0.894         $0.800         $0.828         $0.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            381            318            480            381
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.887         $0.794         $0.822         $0.734         $0.531
  Accumulation Unit Value at end of
   period                                 $1.145         $0.887         $0.794         $0.822         $0.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,180          1,877          1,638          1,180            641
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.944         $0.846         $0.877         $0.783         $0.567
  Accumulation Unit Value at end of
   period                                 $1.217         $0.944         $0.846         $0.877         $0.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             18             18             18             18
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.939         $0.842         $0.874         $0.781         $0.566
  Accumulation Unit Value at end of
   period                                 $1.211         $0.939         $0.842         $0.874         $0.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             15

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.980         $0.944         $0.840         $0.782         $0.766
  Accumulation Unit Value at end of
   period                                 $0.546         $0.980         $0.944         $0.840         $0.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,519         11,668         14,554         14,810         15,251
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.972         $0.938         $0.836         $0.779         $0.767
  Accumulation Unit Value at end of
   period                                 $0.541         $0.972         $0.938         $0.836         $0.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,906         14,230         15,120         15,164         10,627
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.972         $0.938         $0.836         $0.779         $0.764
  Accumulation Unit Value at end of
   period                                 $0.541         $0.972         $0.938         $0.836         $0.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,906         14,230         15,120         15,164         10,627
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.970         $0.936         $0.835         $0.778         $0.764
  Accumulation Unit Value at end of
   period                                 $0.539         $0.970         $0.936         $0.835         $0.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,527            922            465            543            617
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.962         $0.930         $0.830         $0.774         $0.763
  Accumulation Unit Value at end of
   period                                 $0.535         $0.962         $0.930         $0.830         $0.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                540            668          1,078          1,122          1,210
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.962         $0.930         $0.830         $0.775         $0.764
  Accumulation Unit Value at end of
   period                                 $0.534         $0.962         $0.930         $0.830         $0.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                232            227            246            253            118
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.962         $0.930         $0.830         $0.775         $0.762
  Accumulation Unit Value at end of
   period                                 $0.534         $0.962         $0.930         $0.830         $0.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                232            227            246            253            118
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.023         $0.990         $0.886         $0.828         $0.818
  Accumulation Unit Value at end of
   period                                 $0.567         $1.023         $0.990         $0.886         $0.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             17             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.112        $15.354        $15.933        $14.244        $10.329
  Accumulation Unit Value at end of
   period                                $22.050        $17.112        $15.354        $15.933        $14.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.007        $15.283        $15.883        $14.221        $10.328
  Accumulation Unit Value at end of
   period                                $21.883        $17.007        $15.283        $15.883        $14.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.827         $1.727         $1.641         $1.552         $1.372
  Accumulation Unit Value at end of
   period                                 $1.772         $1.827         $1.727         $1.641         $1.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,411          4,206          4,712          5,694          6,742
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.798         $1.702         $1.620         $1.534         $1.358
  Accumulation Unit Value at end of
   period                                 $1.741         $1.798         $1.702         $1.620         $1.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            119            138            148            241
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.741         $1.649         $1.570         $1.488         $1.318
  Accumulation Unit Value at end of
   period                                 $1.685         $1.741         $1.649         $1.570         $1.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            420            502            770          1,082
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.714         $1.626         $1.550         $1.471         $1.305
  Accumulation Unit Value at end of
   period                                 $1.656         $1.714         $1.626         $1.550         $1.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,187          4,101          5,554          7,387          9,334
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.714         $1.626         $1.550         $1.471         $1.305
  Accumulation Unit Value at end of
   period                                 $1.656         $1.714         $1.626         $1.550         $1.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,187          4,101          5,554          7,387          9,334
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.687         $1.603         $1.531         $1.455         $1.292
  Accumulation Unit Value at end of
   period                                 $1.628         $1.687         $1.603         $1.531         $1.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,343          6,199          7,382          9,963         12,637
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.687         $1.603         $1.531         $1.455         $1.292
  Accumulation Unit Value at end of
   period                                 $1.628         $1.687         $1.603         $1.531         $1.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,343          6,199          7,382          9,963         12,637
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.679         $1.596         $1.525         $1.450         $1.289
  Accumulation Unit Value at end of
   period                                 $1.619         $1.679         $1.596         $1.525         $1.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                962          1,622          1,676          2,579          3,092

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.510         $1.466         $1.422         $1.411         $1.371
  Accumulation Unit Value at end of
   period                                 $1.372         $1.510         $1.466         $1.422         $1.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,453          9,324         10,098         10,697         10,168
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.497         $1.456         $1.414         $1.406         $1.368
  Accumulation Unit Value at end of
   period                                 $1.358         $1.497         $1.456         $1.414         $1.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                249            307            296            283            181
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.453         $1.414         $1.375         $1.367         $1.331
  Accumulation Unit Value at end of
   period                                 $1.318         $1.453         $1.414         $1.375         $1.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,294          1,656          1,663          1,680          1,618
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.441         $1.404         $1.367         $1.361         $1.328
  Accumulation Unit Value at end of
   period                                 $1.305         $1.441         $1.404         $1.367         $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,640         17,699         19,601         19,679         19,854
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.441         $1.404         $1.367         $1.361         $1.328
  Accumulation Unit Value at end of
   period                                 $1.305         $1.441         $1.404         $1.367         $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,640         17,699         19,601         19,679         19,854
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.429         $1.395         $1.360         $1.357         $1.334
  Accumulation Unit Value at end of
   period                                 $1.292         $1.429         $1.395         $1.360         $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,553         17,738         16,880         16,883         11,948
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.429         $1.395         $1.360         $1.357         $1.325
  Accumulation Unit Value at end of
   period                                 $1.292         $1.429         $1.395         $1.360         $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,553         17,738         16,880         16,883         11,948
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.426         $1.393         $1.358         $1.355         $1.324
  Accumulation Unit Value at end of
   period                                 $1.289         $1.426         $1.393         $1.358         $1.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,652            927            756          1,078            789

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.657         $1.577         $1.508         $1.435         $1.277
  Accumulation Unit Value at end of
   period                                 $1.597         $1.657         $1.577         $1.508         $1.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                303            328            353            415            439
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.652         $1.573         $1.505         $1.433         $1.276
  Accumulation Unit Value at end of
   period                                 $1.591         $1.652         $1.573         $1.505         $1.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                797            876          2,617          1,238            983
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.652         $1.573         $1.505         $1.433         $1.276
  Accumulation Unit Value at end of
   period                                 $1.591         $1.652         $1.573         $1.505         $1.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                797            876          2,617          1,238            983
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.639         $1.561         $1.495         $1.424         $1.268
  Accumulation Unit Value at end of
   period                                 $1.578         $1.639         $1.561         $1.495         $1.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,226          3,075          2,476          1,920          1,290
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.447         $1.380         $1.323         $1.261         $1.124
  Accumulation Unit Value at end of
   period                                 $1.392         $1.447         $1.380         $1.323         $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                294            311            330            143            147
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.441         $1.375         $1.318         $1.257         $1.122
  Accumulation Unit Value at end of
   period                                 $1.385         $1.441         $1.375         $1.318         $1.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             25             26             19             13
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.148        $12.549        $12.038        $11.491        $10.254
  Accumulation Unit Value at end of
   period                                $12.630        $13.148        $12.549        $12.038        $11.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             48              5              6             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.068        $12.491        $12.000        $11.472        $10.253
  Accumulation Unit Value at end of
   period                                $12.534        $13.068        $12.491        $12.000        $11.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.139         $1.155         $1.171         $1.187         $1.204
  Accumulation Unit Value at end of
   period                                 $1.122         $1.139         $1.155         $1.171         $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                834            959          1,093          1,585          1,835
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.121         $1.138         $1.156         $1.174         $1.192
  Accumulation Unit Value at end of
   period                                 $1.102         $1.121         $1.138         $1.156         $1.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6             11             11             11

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.415         $1.383         $1.350         $1.349         $1.328
  Accumulation Unit Value at end of
   period                                 $1.277         $1.415         $1.383         $1.350         $1.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                507            670            795            784            799
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.414         $1.383         $1.351         $1.350         $1.330
  Accumulation Unit Value at end of
   period                                 $1.276         $1.414         $1.383         $1.351         $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                605            612            796            790          1,228
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.414         $1.383         $1.351         $1.350         $1.321
  Accumulation Unit Value at end of
   period                                 $1.276         $1.414         $1.383         $1.351         $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                605            612            796            790          1,228
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.248         $1.222         $1.196         $1.197         $1.181
  Accumulation Unit Value at end of
   period                                 $1.124         $1.248         $1.222         $1.196         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            166             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.198         $1.161         $1.127         $1.114         $1.122
  Accumulation Unit Value at end of
   period                                 $1.204         $1.198         $1.161         $1.127         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,120          2,611          2,574          2,099          2,212
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.188         $1.153         $1.121         $1.110         $1.119
  Accumulation Unit Value at end of
   period                                 $1.192         $1.188         $1.153         $1.121         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             22             39             37             24

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.038         $1.055         $1.072         $1.089         $1.106
  Accumulation Unit Value at end of
   period                                 $1.020         $1.038         $1.055         $1.072         $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113            161            263            278            253
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.021         $1.039         $1.058         $1.076         $1.095
  Accumulation Unit Value at end of
   period                                 $1.003         $1.021         $1.039         $1.058         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,145          1,655          1,859          2,714          4,626
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.021         $1.039         $1.058         $1.076         $1.095
  Accumulation Unit Value at end of
   period                                 $1.003         $1.021         $1.039         $1.058         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,145          1,655          1,859          2,714          4,626
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.006         $1.025         $1.044         $1.064         $1.084
  Accumulation Unit Value at end of
   period                                 $0.986         $1.006         $1.025         $1.044         $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,419          2,361          3,046          4,821          8,241
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.006         $1.025         $1.044         $1.064         $1.084
  Accumulation Unit Value at end of
   period                                 $0.986         $1.006         $1.025         $1.044         $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,419          2,361          3,046          4,821          8,241
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.001         $1.020         $1.040         $1.061         $1.081
  Accumulation Unit Value at end of
   period                                 $0.980         $1.001         $1.020         $1.040         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            220            198            265            388
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.988         $1.008         $1.029         $1.050         $1.072
  Accumulation Unit Value at end of
   period                                 $0.967         $0.988         $1.008         $1.029         $1.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             66            257            115            323
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.985         $1.006         $1.027         $1.049         $1.071
  Accumulation Unit Value at end of
   period                                 $0.963         $0.985         $1.006         $1.027         $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            164            170            185            122
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.985         $1.006         $1.027         $1.049         $1.071
  Accumulation Unit Value at end of
   period                                 $0.963         $0.985         $1.006         $1.027         $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            164            170            185            122
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.977         $0.998         $1.020         $1.042         $1.064
  Accumulation Unit Value at end of
   period                                 $0.955         $0.977         $0.998         $1.020         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,091          1,391          1,391            784          1,106

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.103         $1.071         $1.042         $1.032         $1.041
  Accumulation Unit Value at end of
   period                                 $1.106         $1.103         $1.071         $1.042         $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                529            612            649            959            402
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.094         $1.063         $1.036         $1.028         $1.039
  Accumulation Unit Value at end of
   period                                 $1.095         $1.094         $1.063         $1.036         $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,851          5,762          4,810          4,383          4,398
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.094         $1.063         $1.036         $1.028         $1.039
  Accumulation Unit Value at end of
   period                                 $1.095         $1.094         $1.063         $1.036         $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,851          5,762          4,810          4,383          4,398
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.085         $1.056         $1.031         $1.024         $1.035
  Accumulation Unit Value at end of
   period                                 $1.084         $1.085         $1.056         $1.031         $1.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,564          4,799          3,265          2,500          2,398
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.085         $1.056         $1.031         $1.024         $1.036
  Accumulation Unit Value at end of
   period                                 $1.084         $1.085         $1.056         $1.031         $1.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,564          4,799          3,265          2,500          2,398
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.082         $1.054         $1.029         $1.023         $1.036
  Accumulation Unit Value at end of
   period                                 $1.081         $1.082         $1.054         $1.029         $1.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,249            495            120            515            161
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.074         $1.047         $1.023         $1.018         $1.030
  Accumulation Unit Value at end of
   period                                 $1.072         $1.074         $1.047         $1.023         $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356            305             97            177             88
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.073         $1.047         $1.024         $1.019         $1.032
  Accumulation Unit Value at end of
   period                                 $1.071         $1.073         $1.047         $1.024         $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,734          1,004            145            137            329
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.073         $1.047         $1.024         $1.019         $1.033
  Accumulation Unit Value at end of
   period                                 $1.071         $1.073         $1.047         $1.024         $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,734          1,004            145            137            329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.920         $0.941         $0.963         $0.985         $1.007
  Accumulation Unit Value at end of
   period                                 $0.899         $0.920         $0.941         $0.963         $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.916         $0.938         $0.959         $0.982         $1.004
  Accumulation Unit Value at end of
   period                                 $0.895         $0.916         $0.938         $0.959         $0.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             28             26             29             22
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.089         $9.305         $9.526         $9.753         $9.980
  Accumulation Unit Value at end of
   period                                 $8.869         $9.089         $9.305         $9.526         $9.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.033         $9.262         $9.497         $9.737         $9.978
  Accumulation Unit Value at end of
   period                                 $8.802         $9.033         $9.262         $9.497         $9.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.865        $10.144             --             --             --
  Accumulation Unit Value at end of
   period                                $13.632         $9.865             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             24             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.852        $10.142             --             --             --
  Accumulation Unit Value at end of
   period                                $13.595         $9.852             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.848        $10.141             --             --             --
  Accumulation Unit Value at end of
   period                                $13.582         $9.848             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.836        $10.138             --             --             --
  Accumulation Unit Value at end of
   period                                $13.545         $9.836             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.836        $10.138             --             --             --
  Accumulation Unit Value at end of
   period                                $13.545         $9.836             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.823        $10.136             --             --             --
  Accumulation Unit Value at end of
   period                                $13.508         $9.823             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.011         $0.987         $0.967         $0.964         $0.978
  Accumulation Unit Value at end of
   period                                 $1.007         $1.011         $0.987         $0.967         $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.823        $10.136             --             --             --
  Accumulation Unit Value at end of
   period                                $13.508         $9.823             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.819        $10.135             --             --             --
  Accumulation Unit Value at end of
   period                                $13.495         $9.819             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.811        $10.133             --             --             --
  Accumulation Unit Value at end of
   period                                $13.470         $9.811             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.807        $10.132             --             --             --
  Accumulation Unit Value at end of
   period                                $13.458         $9.807             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.807        $10.132             --             --             --
  Accumulation Unit Value at end of
   period                                $13.458         $9.807             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.803        $10.131             --             --             --
  Accumulation Unit Value at end of
   period                                $13.446         $9.803             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.795        $10.130             --             --             --
  Accumulation Unit Value at end of
   period                                $13.421         $9.795             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.791        $10.129             --             --             --
  Accumulation Unit Value at end of
   period                                $13.409         $9.791             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.787        $10.128             --             --             --
  Accumulation Unit Value at end of
   period                                $13.397         $9.787             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             26             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.774        $10.126             --             --             --
  Accumulation Unit Value at end of
   period                                $13.360         $9.774             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.131         $1.007         $1.022         $0.946         $0.748
  Accumulation Unit Value at end of
   period                                 $1.441         $1.131         $1.007         $1.022         $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                595            618            746            796            891
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.113         $0.993         $1.009         $0.935         $0.740
  Accumulation Unit Value at end of
   period                                 $1.416         $1.113         $0.993         $1.009         $0.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.104         $0.985         $1.002         $0.929         $0.736
  Accumulation Unit Value at end of
   period                                 $1.405         $1.104         $0.985         $1.002         $0.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            111            151            170            173
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.087         $0.971         $0.989         $0.918         $0.729
  Accumulation Unit Value at end of
   period                                 $1.380         $1.087         $0.971         $0.989         $0.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             39             46             47            141
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.087         $0.971         $0.989         $0.918         $0.729
  Accumulation Unit Value at end of
   period                                 $1.380         $1.087         $0.971         $0.989         $0.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             39             46             47            141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.070         $0.957         $0.976         $0.908         $0.722
  Accumulation Unit Value at end of
   period                                 $1.357         $1.070         $0.957         $0.976         $0.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             12             12             12             13
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.070         $0.957         $0.976         $0.908         $0.722
  Accumulation Unit Value at end of
   period                                 $1.357         $1.070         $0.957         $0.976         $0.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             12             12             12             13
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.065         $0.953         $0.973         $0.905         $0.720
  Accumulation Unit Value at end of
   period                                 $1.350         $1.065         $0.953         $0.973         $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.955         $0.856         $0.874         $0.814         $0.648
  Accumulation Unit Value at end of
   period                                 $1.209         $0.955         $0.856         $0.874         $0.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.085         $1.018         $0.940             --             --
  Accumulation Unit Value at end of
   period                                 $0.748         $1.085         $1.018             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,038          1,639          2,086             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.076         $1.011         $0.935             --             --
  Accumulation Unit Value at end of
   period                                 $0.740         $1.076         $1.011             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.070         $1.006         $0.930             --             --
  Accumulation Unit Value at end of
   period                                 $0.736         $1.070         $1.006             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                215            290            291             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.061         $0.999         $0.925             --             --
  Accumulation Unit Value at end of
   period                                 $0.729         $1.061         $0.999             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            161            152             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.061         $0.999         $0.925             --             --
  Accumulation Unit Value at end of
   period                                 $0.729         $1.061         $0.999             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            161            152             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.053         $0.992         $0.920             --             --
  Accumulation Unit Value at end of
   period                                 $0.722         $1.053         $0.992             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             10             10             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.053         $0.992         $0.920             --             --
  Accumulation Unit Value at end of
   period                                 $0.722         $1.053         $0.992             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             10             10             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.050         $0.991         $0.918             --             --
  Accumulation Unit Value at end of
   period                                 $0.720         $1.050         $0.991             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.946         $0.893         $0.829             --             --
  Accumulation Unit Value at end of
   period                                 $0.648         $0.946         $0.893             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048         $0.940         $0.960         $0.895         $0.712
  Accumulation Unit Value at end of
   period                                 $1.326         $1.048         $0.940         $0.960         $0.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048         $0.940         $0.960         $0.895         $0.712
  Accumulation Unit Value at end of
   period                                 $1.326         $1.048         $0.940         $0.960         $0.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.250         $1.121         $1.146         $1.069         $0.851
  Accumulation Unit Value at end of
   period                                 $1.581         $1.250         $1.121         $1.146         $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             11             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.935         $0.840         $0.859         $0.802         $0.639
  Accumulation Unit Value at end of
   period                                 $1.182         $0.935         $0.840         $0.859         $0.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.849        $13.342        $13.661        $12.760        $10.177
  Accumulation Unit Value at end of
   period                                $18.757        $14.849        $13.342        $13.661        $12.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.819        $13.322        $13.647        $12.753        $10.176
  Accumulation Unit Value at end of
   period                                $18.709        $14.819        $13.322        $13.647        $12.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             18             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.728        $13.260        $13.604        $12.732        $10.175
  Accumulation Unit Value at end of
   period                                $18.567        $14.728        $13.260        $13.604        $12.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.491         $1.291         $1.297         $1.158         $0.768
  Accumulation Unit Value at end of
   period                                 $1.574         $1.491         $1.291         $1.297         $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            121            138            152            162
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.468         $1.272         $1.280         $1.144         $0.761
  Accumulation Unit Value at end of
   period                                 $1.547         $1.468         $1.272         $1.280         $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              9              9              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.041         $0.984         $0.913             --             --
  Accumulation Unit Value at end of
   period                                 $0.712         $1.041         $0.984             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.041         $0.984         $0.913             --             --
  Accumulation Unit Value at end of
   period                                 $0.712         $1.041         $0.984             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.936         $0.886         $0.823             --             --
  Accumulation Unit Value at end of
   period                                 $0.639         $0.936         $0.886             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.049         $1.050         $0.962         $0.950         $0.866
  Accumulation Unit Value at end of
   period                                 $0.768         $1.049         $1.050         $0.962         $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            359            467            495            681
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.040         $1.043         $0.957         $0.946         $0.864
  Accumulation Unit Value at end of
   period                                 $0.761         $1.040         $1.043         $0.957         $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10             10             10

42                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.456         $1.263         $1.271         $1.137         $0.756
  Accumulation Unit Value at
   end of period                   $1.534         $1.456         $1.263         $1.271         $1.137
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             11             38             53             58
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.433         $1.245         $1.255         $1.124         $0.749
  Accumulation Unit Value at
   end of period                   $1.507         $1.433         $1.245         $1.255         $1.124
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     174            176            171             31             67
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.433         $1.245         $1.255         $1.124         $0.749
  Accumulation Unit Value at
   end of period                   $1.507         $1.433         $1.245         $1.255         $1.124
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     174            176            171             31             67
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.411         $1.227         $1.239         $1.112         $0.742
  Accumulation Unit Value at
   end of period                   $1.481         $1.411         $1.227         $1.239         $1.112
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      80             85             90             23             24
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.411         $1.227         $1.239         $1.112         $0.742
  Accumulation Unit Value at
   end of period                   $1.481         $1.411         $1.227         $1.239         $1.112
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      80             85             90             23             24
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.404         $1.222         $1.234         $1.108         $0.739
  Accumulation Unit Value at
   end of period                   $1.474         $1.404         $1.222         $1.234         $1.108
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             74             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.768         $1.540         $1.557         $1.399         $0.935
  Accumulation Unit Value at
   end of period                   $1.853         $1.768         $1.540         $1.557         $1.399
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.382         $1.204         $1.218         $1.095         $0.732
  Accumulation Unit Value at
   end of period                   $1.448         $1.382         $1.204         $1.218         $1.095
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             15             18             49            849
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.382         $1.204         $1.218         $1.095         $0.732
  Accumulation Unit Value at
   end of period                   $1.448         $1.382         $1.204         $1.218         $1.095
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             15             18             49            849
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $1.376         $1.200         $1.214         $1.092         $0.730
  Accumulation Unit Value at
   end of period                   $1.441         $1.376         $1.200         $1.214         $1.092
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             21             15             15             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.034         $1.038         $0.952         $0.942         $0.861
  Accumulation Unit Value at
   end of period                   $0.756         $1.034         $1.038         $0.952         $0.942
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      82            165            168            195            216
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.025         $1.031         $0.947         $0.938         $0.858
  Accumulation Unit Value at
   end of period                   $0.749         $1.025         $1.031         $0.947         $0.938
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67            192            160            159            146
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.025         $1.031         $0.947         $0.938         $0.858
  Accumulation Unit Value at
   end of period                   $0.749         $1.025         $1.031         $0.947         $0.938
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67            192            160            159            146
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.017         $1.024         $0.942         $0.935         $0.874
  Accumulation Unit Value at
   end of period                   $0.742         $1.017         $1.024         $0.942         $0.935
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24              9             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.017         $1.024         $0.942         $0.935         $0.857
  Accumulation Unit Value at
   end of period                   $0.742         $1.017         $1.024         $0.942         $0.935
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24              9             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.015         $1.022         $0.941         $0.934         $0.856
  Accumulation Unit Value at
   end of period                   $0.739         $1.015         $1.022         $0.941         $0.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --              8              8
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.284         $1.294         $1.193         $1.186         $1.110
  Accumulation Unit Value at
   end of period                   $0.935         $1.284         $1.294         $1.193         $1.186
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.006         $1.015         $0.936         $0.931         $0.871
  Accumulation Unit Value at
   end of period                   $0.732         $1.006         $1.015         $0.936         $0.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.006         $1.015         $0.936         $0.931         $0.854
  Accumulation Unit Value at
   end of period                   $0.732         $1.006         $1.015         $0.936         $0.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           43

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.731         $1.511         $1.531         $1.379         $0.923
  Accumulation Unit Value at
   end of period                   $1.811         $1.731         $1.511         $1.531         $1.379
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.775        $17.269        $17.503        $15.770        $10.561
  Accumulation Unit Value at
   end of period                  $20.680        $19.775        $17.269        $17.503        $15.770
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.735        $17.243        $17.485        $15.761        $10.561
  Accumulation Unit Value at
   end of period                  $20.628        $19.735        $17.243        $17.485        $15.761
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             34             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.614        $17.163        $17.430        $15.735        $10.559
  Accumulation Unit Value at
   end of period                  $20.471        $19.614        $17.163        $17.430        $15.735
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.983             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.920             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.981             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.911             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.981             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.908             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.979             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.899             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.979             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.899             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.977             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.891             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.270         $1.283         $1.185         $1.180         $1.106
  Accumulation Unit Value at
   end of period                   $0.923         $1.270         $1.283         $1.185         $1.180
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

44                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.977             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.891             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.976             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.888             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.975             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.882             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.974             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.879             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.974             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.879             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.974             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.876             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.972             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.870             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.972             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.867             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.971             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.864             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           45

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.969             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.856             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(b)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --



(a)  Inception date April 29, 2013.



(b) Inception date July 15, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           AMERICAN CENTURY(R) VP   ALLIANCEBERNSTEIN VPS
                                                  CAPITAL               INTERNATIONAL
                                             APPRECIATION FUND         VALUE PORTFOLIO
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  239,375                  29,739
                                                 ==========                ========
  Cost                                           $2,640,555                $589,266
                                                 ==========                ========
  Market value                                   $4,375,775                $441,922
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                       594                      15
 Other assets                                             1                      --
                                                 ----------                --------
 Total assets                                     4,376,370                 441,937
                                                 ----------                --------
LIABILITIES:
 Due to Sponsor Company                                 594                      15
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                                 ----------                --------
 Total liabilities                                      594                      15
                                                 ----------                --------
NET ASSETS:
 For contract liabilities                        $4,375,776                $441,922
                                                 ==========                ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,429,263                  52,513
 Minimum unit fair value #*                       $2.955105                $8.415534
 Maximum unit fair value #*                      $29.140946                $8.415534
 Contract liability                              $4,370,501                $441,922
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        1,785                      --
 Minimum unit fair value #*                       $2.955105                      --
 Maximum unit fair value #*                       $2.955105                      --
 Contract liability                                  $5,275                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 INVESCO V.I.      INVESCO V.I.          INVESCO V.I.       ALLIANCEBERNSTEIN VPS
                                     CORE              HIGH                  MONEY                GROWTH AND
                                 EQUITY FUND        YIELD FUND            MARKET FUND          INCOME PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT (1)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   103,383           353,516             12,062,874                 74,624
                                  ==========        ==========            ===========             ==========
  Cost                            $2,717,409        $2,509,002            $12,062,874             $1,968,561
                                  ==========        ==========            ===========             ==========
  Market value                    $3,973,014        $2,015,042            $12,062,874             $2,051,417
 Due from Sponsor Company                 --                --                199,102                     --
 Receivable from fund shares
  sold                                   155                83                     --                  3,812
 Other assets                             --                --                     --                      1
                                  ----------        ----------            -----------             ----------
 Total assets                      3,973,169         2,015,125             12,261,976              2,055,230
                                  ----------        ----------            -----------             ----------
LIABILITIES:
 Due to Sponsor Company                  155                83                     --                  3,812
 Payable for fund shares
  purchased                               --                --                199,102                     --
 Other liabilities                        --                --                      1                     --
                                  ----------        ----------            -----------             ----------
 Total liabilities                       155                83                199,103                  3,812
                                  ----------        ----------            -----------             ----------
NET ASSETS:
 For contract liabilities         $3,973,014        $2,015,042            $12,062,873             $2,051,418
                                  ==========        ==========            ===========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     2,535,019         1,255,681              1,216,050              1,146,182
 Minimum unit fair value #*        $1.239794         $1.440762              $9.855772              $1.506232
 Maximum unit fair value #*       $18.708955         $1.900813              $9.987257              $1.866400
 Contract liability               $3,942,093        $2,010,008            $12,062,873             $2,051,418
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #        20,986             3,129                     --                     --
 Minimum unit fair value #*        $1.473423         $1.608761                     --                     --
 Maximum unit fair value #*        $1.473423         $1.608761                     --                     --
 Contract liability                  $30,921            $5,034                     --                     --

                                                                                      STERLING
                                 ALLIANCEBERNSTEIN VPS                                 CAPITAL
                                      INTERMEDIATE         AMERICAN FUNDS           EQUITY INCOME
                                     BOND PORTFOLIO          GROWTH FUND       VARIABLE INSURANCE FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (2)
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        199,854                 4,173                1,275,004
                                       ==========             =========              ===========
  Cost                                 $2,277,665              $254,103              $14,530,926
                                       ==========             =========              ===========
  Market value                         $2,220,380              $325,243              $13,387,544
 Due from Sponsor Company                      --                    --                       --
 Receivable from fund shares
  sold                                      9,466                    11                    1,587
 Other assets                                   1                    --                       --
                                       ----------             ---------              -----------
 Total assets                           2,229,847               325,254               13,389,131
                                       ----------             ---------              -----------
LIABILITIES:
 Due to Sponsor Company                     9,466                    11                    1,587
 Payable for fund shares
  purchased                                    --                    --                       --
 Other liabilities                             --                    --                        3
                                       ----------             ---------              -----------
 Total liabilities                          9,466                    11                    1,590
                                       ----------             ---------              -----------
NET ASSETS:
 For contract liabilities              $2,220,381              $325,243              $13,387,541
                                       ==========             =========              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            180,102                22,150                8,048,445
 Minimum unit fair value #*            $11.824421             $14.683555               $1.492882
 Maximum unit fair value #*            $12.421058             $14.683555               $1.714255
 Contract liability                    $2,207,532              $325,243              $13,351,061
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              1,040                    --                   21,509
 Minimum unit fair value #*            $12.349341                    --                $1.696040
 Maximum unit fair value #*            $12.349341                    --                $1.696040
 Contract liability                       $12,849                    --                  $36,480

(1)  Funded as of July 15, 2013.

(2)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                STERLING              STERLING
                                            CAPITAL SPECIAL        CAPITAL TOTAL
                                           OPPORTUNITIES VIF      RETURN BOND VIF
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                415,745               219,375
                                               ==========            ==========
  Cost                                         $5,620,130            $2,264,915
                                               ==========            ==========
  Market value                                 $7,832,633            $2,143,293
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                     543                    97
 Other assets                                          --                    --
                                               ----------            ----------
 Total assets                                   7,833,176             2,143,390
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               543                    97
 Payable for fund shares purchased                     --                    --
 Other liabilities                                      1                     1
                                               ----------            ----------
 Total liabilities                                    544                    98
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                      $7,832,632            $2,143,292
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  3,156,063             1,577,242
 Minimum unit fair value #*                     $2.297312             $1.250389
 Maximum unit fair value #*                    $22.006902             $1.380512
 Contract liability                            $7,811,612            $2,073,079
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      8,287                50,860
 Minimum unit fair value #*                     $2.536345             $1.380512
 Maximum unit fair value #*                     $2.536345             $1.380512
 Contract liability                               $21,020               $70,213

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        COLUMBIA VARIABLE        WELLS FARGO
                                                           PORTFOLIO --          ADVANTAGE VT        FIDELITY(R) VIP
                                    CALVERT VP SRI        SMALL COMPANY             OMEGA             ASSET MANAGER
                                  BALANCED PORTFOLIO       GROWTH FUND           GROWTH FUND            PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       716,860               293,093               109,970               112,547
                                      ==========            ==========            ==========            ==========
  Cost                                $1,145,466            $3,940,481            $2,444,721            $1,732,861
                                      ==========            ==========            ==========            ==========
  Market value                        $1,460,962            $5,334,298            $3,604,416            $1,940,306
 Due from Sponsor Company                     --                    --                    --                    --
 Receivable from fund shares
  sold                                       262                   353                   148                    66
 Other assets                                 --                    --                    --                     1
                                      ----------            ----------            ----------            ----------
 Total assets                          1,461,224             5,334,651             3,604,564             1,940,373
                                      ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      262                   353                   148                    66
 Payable for fund shares
  purchased                                   --                    --                    --                    --
 Other liabilities                             1                     3                     1                    --
                                      ----------            ----------            ----------            ----------
 Total liabilities                           263                   356                   149                    66
                                      ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $1,460,961            $5,334,295            $3,604,415            $1,940,307
                                      ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           333,901             2,961,249             2,400,384               691,792
 Minimum unit fair value #*            $4.067299             $1.622822             $1.218955             $2.760213
 Maximum unit fair value #*           $12.130255            $22.448770            $26.134227            $16.705941
 Contract liability                   $1,370,703            $5,309,150            $3,594,090            $1,940,307
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            22,191                13,622                 7,060                    --
 Minimum unit fair value #*            $4.067299             $1.840466             $1.342585                    --
 Maximum unit fair value #*            $4.067299             $1.881439             $1.759831                    --
 Contract liability                      $90,258               $25,145               $10,325                    --


                                   FIDELITY(R) VIP     FIDELITY(R) VIP    FIDELITY(R) VIP
                                        GROWTH           CONTRAFUND           OVERSEAS
                                      PORTFOLIO           PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       132,813             367,340             99,417
                                      ==========         ===========         ==========
  Cost                                $4,141,075          $6,088,867         $1,751,830
                                      ==========         ===========         ==========
  Market value                        $7,588,915         $12,618,131         $2,051,973
 Due from Sponsor Company                     --                  --                 --
 Receivable from fund shares
  sold                                       278               2,155                583
 Other assets                                 --                   1                 --
                                      ----------         -----------         ----------
 Total assets                          7,589,193          12,620,287          2,052,556
                                      ----------         -----------         ----------
LIABILITIES:
 Due to Sponsor Company                      278               2,155                583
 Payable for fund shares
  purchased                                   --                  --                 --
 Other liabilities                             1                  --                 --
                                      ----------         -----------         ----------
 Total liabilities                           279               2,155                583
                                      ----------         -----------         ----------
NET ASSETS:
 For contract liabilities             $7,588,914         $12,618,132         $2,051,973
                                      ==========         ===========         ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         2,414,681           2,502,655            836,276
 Minimum unit fair value #*            $3.097926           $4.920305          $2.394238
 Maximum unit fair value #*           $18.553309          $22.214300         $17.757908
 Contract liability                   $7,583,815         $12,617,603         $2,051,973
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             1,646                 108                 --
 Minimum unit fair value #*            $3.097926           $4.920305                 --
 Maximum unit fair value #*            $3.097926           $4.920305                 --
 Contract liability                       $5,099                $529                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP       FIDELITY(R) VIP
                                              FREEDOM 2020          FREEDOM 2030
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 39,965                 7,402
                                               ==========            ==========
  Cost                                           $436,453               $87,538
                                               ==========            ==========
  Market value                                   $501,158               $94,599
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                      17                     3
 Other assets                                          --                    --
                                               ----------            ----------
 Total assets                                     501,175                94,602
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                17                     3
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                    --
                                               ----------            ----------
 Total liabilities                                     17                     3
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                        $501,158               $94,599
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     24,246                 4,096
 Minimum unit fair value #*                    $20.669392            $23.095101
 Maximum unit fair value #*                    $20.669392            $23.095101
 Contract liability                              $501,158               $94,599
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                         --                    --
 Minimum unit fair value #*                            --                    --
 Maximum unit fair value #*                            --                    --
 Contract liability                                    --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                     FREEDOM 2015          FREEDOM 2025         FREEDOM INCOME       FUNDSMANAGER 20%
                                      PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (3)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        45,880                15,270                 2,276                   835
                                      ==========            ==========            ==========            ==========
  Cost                                  $488,102              $176,094               $24,537                $8,904
                                      ==========            ==========            ==========            ==========
  Market value                          $567,535              $197,289               $24,694                $9,456
 Due from Sponsor Company                     --                    --                    --                    --
 Receivable from fund shares
  sold                                        19                     7                     1                    --
 Other assets                                 --                    --                    --                    --
                                      ----------            ----------            ----------            ----------
 Total assets                            567,554               197,296                24,695                 9,456
                                      ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       19                     7                     1                    --
 Payable for fund shares
  purchased                                   --                    --                    --                    --
 Other liabilities                            --                    --                    --                    --
                                      ----------            ----------            ----------            ----------
 Total liabilities                            19                     7                     1                    --
                                      ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities               $567,535              $197,289               $24,694                $9,456
                                      ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            29,804                 8,932                 1,784                   708
 Minimum unit fair value #*           $19.042459            $22.086978            $13.838653            $13.353623
 Maximum unit fair value #*           $19.042459            $22.086978            $13.838653            $13.353623
 Contract liability                     $567,535              $197,289               $24,694                $9,456
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                    --                    --                    --
 Minimum unit fair value #*                   --                    --                    --                    --
 Maximum unit fair value #*                   --                    --                    --                    --
 Contract liability                           --                    --                    --                    --

                                   FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                   FUNDSMANAGER 50%      FUNDSMANAGER 70%      FUNDSMANAGER 85%
                                      PORTFOLIO             PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         2,740                 1,582                    98
                                      ==========            ==========            ==========
  Cost                                   $28,819               $16,535                  $910
                                      ==========            ==========            ==========
  Market value                           $32,822               $18,955                $1,176
 Due from Sponsor Company                     --                    --                    --
 Receivable from fund shares
  sold                                         1                     1                    --
 Other assets                                 --                    --                    --
                                      ----------            ----------            ----------
 Total assets                             32,823                18,956                 1,176
                                      ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                        1                     1                    --
 Payable for fund shares
  purchased                                   --                    --                    --
 Other liabilities                            --                    --                    --
                                      ----------            ----------            ----------
 Total liabilities                             1                     1                    --
                                      ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                $32,822               $18,955                $1,176
                                      ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             1,877                   922                    51
 Minimum unit fair value #*           $17.485844            $20.551088            $22.950151
 Maximum unit fair value #*           $17.485844            $20.551088            $22.950151
 Contract liability                      $32,822               $18,955                $1,176
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                    --                    --
 Minimum unit fair value #*                   --                    --                    --
 Maximum unit fair value #*                   --                    --                    --
 Contract liability                           --                    --                    --

(3)  Funded as of May 13, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                       FRANKLIN             HARTFORD
                                        INCOME              BALANCED
                                   SECURITIES FUND          HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        130,564             41,655,312
                                     ============       ================
  Cost                                 $2,014,497           $742,939,332
                                     ============       ================
  Market value                         $2,098,156         $1,047,240,322
 Due from Sponsor Company                      --                     --
 Receivable from fund shares
  sold                                         72                578,138
 Other assets                                  --                      7
                                     ------------       ----------------
 Total assets                           2,098,228          1,047,818,467
                                     ------------       ----------------
LIABILITIES:
 Due to Sponsor Company                        72                578,138
 Payable for fund shares
  purchased                                    --                     --
 Other liabilities                             --                     --
                                     ------------       ----------------
 Total liabilities                             72                578,138
                                     ------------       ----------------
NET ASSETS:
 For contract liabilities              $2,098,156         $1,047,240,329
                                     ============       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            138,404            243,045,702
 Minimum unit fair value #*            $15.159681              $1.297828
 Maximum unit fair value #*            $15.159681             $18.702392
 Contract liability                    $2,098,156         $1,020,763,488
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --              4,203,543
 Minimum unit fair value #*                    --              $1.428188
 Maximum unit fair value #*                    --             $14.304249
 Contract liability                            --            $26,476,841

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD         HARTFORD         HARTFORD
                                            TOTAL           CAPITAL          DIVIDEND            HARTFORD
                                         RETURN BOND      APPRECIATION      AND GROWTH        GLOBAL RESEARCH
                                           HLS FUND         HLS FUND         HLS FUND            HLS FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          37,255,742        27,317,517      27,133,790           1,321,211
                                        ==============  ================  ==============       =============
  Cost                                    $413,290,277      $904,671,576    $444,650,047         $12,855,774
                                        ==============  ================  ==============       =============
  Market value                            $422,212,210    $1,628,087,375    $733,690,549         $17,702,614
 Due from Sponsor Company                           --                --              --               4,213
 Receivable from fund shares sold              362,897           536,844         525,738                  --
 Other assets                                       10                --              13                  --
                                        --------------  ----------------  --------------       -------------
 Total assets                              422,575,117     1,628,624,219     734,216,300          17,706,827
                                        --------------  ----------------  --------------       -------------
LIABILITIES:
 Due to Sponsor Company                        362,897           536,844         525,738                  --
 Payable for fund shares purchased                  --                --              --               4,213
 Other liabilities                                  --                54              --                   2
                                        --------------  ----------------  --------------       -------------
 Total liabilities                             362,897           536,898         525,738               4,215
                                        --------------  ----------------  --------------       -------------
NET ASSETS:
 For contract liabilities                 $422,212,220    $1,628,087,321    $733,690,562         $17,702,612
                                        ==============  ================  ==============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             155,071,065       204,916,943     204,113,826           1,339,918
 Minimum unit fair value #*                  $1.384848         $1.874874       $1.702063          $12.268491
 Maximum unit fair value #*                 $15.970962        $43.273468      $19.757649          $21.012003
 Contract liability                       $416,403,983    $1,610,129,629    $725,165,130         $17,641,520
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #               1,791,193         1,440,068       1,820,520               4,607
 Minimum unit fair value #*                  $1.720504         $2.056708       $2.204009          $13.238080
 Maximum unit fair value #*                  $9.514366        $43.273468       $5.614361          $13.315611
 Contract liability                         $5,808,237       $17,957,692      $8,525,432             $61,092

                                                                                  HARTFORD
                                          HARTFORD            HARTFORD           DISCIPLINED
                                         HEALTHCARE         GLOBAL GROWTH          EQUITY
                                          HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          1,608,869           3,744,482           5,303,385
                                        =============       =============       =============
  Cost                                    $22,082,631         $59,190,521         $64,149,175
                                        =============       =============       =============
  Market value                            $41,176,681         $83,486,833         $97,256,670
 Due from Sponsor Company                          --                  --                  --
 Receivable from fund shares sold              18,366              97,485              20,406
 Other assets                                       1                  --                   4
                                        -------------       -------------       -------------
 Total assets                              41,195,048          83,584,318          97,277,080
                                        -------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        18,366              97,485              20,406
 Payable for fund shares purchased                 --                  --                  --
 Other liabilities                                 --                   7                  --
                                        -------------       -------------       -------------
 Total liabilities                             18,366              97,492              20,406
                                        -------------       -------------       -------------
NET ASSETS:
 For contract liabilities                 $41,176,682         $83,486,826         $97,256,674
                                        =============       =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             10,188,263          38,866,730          50,727,080
 Minimum unit fair value #*                 $3.468542           $1.009732           $1.274769
 Maximum unit fair value #*                $25.385924          $20.915675          $21.573998
 Contract liability                       $40,849,543         $83,093,060         $96,534,217
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 80,803             172,667             399,753
 Minimum unit fair value #*                 $3.838392           $1.117706           $1.411031
 Maximum unit fair value #*                 $4.137316           $2.682708           $2.055902
 Contract liability                          $327,139            $393,766            $722,457

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                           HARTFORD
                                            HARTFORD        GROWTH
                                             GROWTH      OPPORTUNITIES
                                            HLS FUND       HLS FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            3,008,748      2,084,922
                                          =============  =============
  Cost                                      $32,300,680    $51,341,172
                                          =============  =============
  Market value                              $52,410,002    $84,274,993
 Due from Sponsor Company                            --          7,573
 Receivable from fund shares sold                34,067             --
 Other assets                                        --              5
                                          -------------  -------------
 Total assets                                52,444,069     84,282,571
                                          -------------  -------------
LIABILITIES:
 Due to Sponsor Company                          34,067             --
 Payable for fund shares purchased                   --          7,573
 Other liabilities                                    5             --
                                          -------------  -------------
 Total liabilities                               34,072          7,573
                                          -------------  -------------
NET ASSETS:
 For contract liabilities                   $52,409,997    $84,274,998
                                          =============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               27,632,132     33,301,231
 Minimum unit fair value #*                   $1.678947      $2.136302
 Maximum unit fair value #*                  $21.373730     $23.687687
 Contract liability                         $52,045,941    $83,775,863
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  187,599        203,124
 Minimum unit fair value #*                   $1.847868      $2.351165
 Maximum unit fair value #*                   $2.005359      $2.505843
 Contract liability                            $364,056       $499,135

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          HARTFORD            HARTFORD
                                          HARTFORD        HARTFORD     INTERNATIONAL        SMALL/MID CAP
                                         HIGH YIELD        INDEX       OPPORTUNITIES           EQUITY
                                          HLS FUND        HLS FUND        HLS FUND            HLS FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         10,754,268       4,683,443      17,892,556           2,291,512
                                        =============  ==============  ==============       =============
  Cost                                    $99,180,754     $87,797,588    $198,310,403         $19,225,203
                                        =============  ==============  ==============       =============
  Market value                            $95,403,794    $180,446,141    $269,383,628         $25,838,576
 Due from Sponsor Company                     227,615              --              --                  --
 Receivable from fund shares sold                  --          56,594          70,326               9,357
 Other assets                                      --              --              --                  --
                                        -------------  --------------  --------------       -------------
 Total assets                              95,631,409     180,502,735     269,453,954          25,847,933
                                        -------------  --------------  --------------       -------------
LIABILITIES:
 Due to Sponsor Company                            --          56,594          70,326               9,357
 Payable for fund shares purchased            227,615              --              --                  --
 Other liabilities                                  4               2              26                   1
                                        -------------  --------------  --------------       -------------
 Total liabilities                            227,619          56,596          70,352               9,358
                                        -------------  --------------  --------------       -------------
NET ASSETS:
 For contract liabilities                 $95,403,790    $180,446,139    $269,383,602         $25,838,575
                                        =============  ==============  ==============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             41,934,974      38,264,448     110,377,702           1,626,207
 Minimum unit fair value #*                 $1.794843       $1.178641       $1.229793          $14.982309
 Maximum unit fair value #*                $20.454590      $20.445666      $18.177243          $26.522809
 Contract liability                       $94,530,123    $175,559,978    $266,428,395         $25,633,557
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                400,343         702,650         960,420              12,927
 Minimum unit fair value #*                 $1.986597       $1.304628       $1.340916          $15.836781
 Maximum unit fair value #*                 $2.229959       $9.715924       $3.534431          $16.112364
 Contract liability                          $873,667      $4,886,161      $2,955,207            $205,018


                                           HARTFORD        HARTFORD             HARTFORD
                                            MIDCAP       MIDCAP VALUE       ULTRASHORT BOND
                                           HLS FUND        HLS FUND             HLS FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT (4)
--------------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           4,739,106       8,292,637           12,131,797
                                        ==============  ==============       ==============
  Cost                                     $73,518,876     $86,555,186         $121,317,756
                                        ==============  ==============       ==============
  Market value                            $179,429,175    $128,470,605         $121,294,419
 Due from Sponsor Company                           --              --                   --
 Receivable from fund shares sold               62,935          94,439              386,464
 Other assets                                       --              --                   11
                                        --------------  --------------       --------------
 Total assets                              179,492,110     128,565,044          121,680,894
                                        --------------  --------------       --------------
LIABILITIES:
 Due to Sponsor Company                         62,935          94,439              386,464
 Payable for fund shares purchased                  --              --                   --
 Other liabilities                                  21               4                   --
                                        --------------  --------------       --------------
 Total liabilities                              62,956          94,443              386,464
                                        --------------  --------------       --------------
NET ASSETS:
 For contract liabilities                 $179,429,154    $128,470,601         $121,294,430
                                        ==============  ==============       ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              26,661,869      48,285,709           78,598,391
 Minimum unit fair value #*                  $2.406235       $2.319034            $0.511542
 Maximum unit fair value #*                 $23.114812      $26.807485            $9.838936
 Contract liability                       $177,367,068    $127,335,421         $120,241,516
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 312,178         417,269              552,673
 Minimum unit fair value #*                  $2.623746       $2.561229            $1.041762
 Maximum unit fair value #*                  $6.938876      $18.079276            $3.366141
 Contract liability                         $2,062,086      $1,135,180           $1,052,914

(4)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  HARTFORD                 HARTFORD
                                               SMALL COMPANY            SMALLCAP GROWTH
                                                  HLS FUND                 HLS FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  4,279,845                2,595,133
                                               ==============            =============
  Cost                                            $60,459,649              $50,966,423
                                               ==============            =============
  Market value                                   $112,459,419              $84,357,781
 Due from Sponsor Company                                  --                       --
 Receivable from fund shares sold                     128,000                   72,740
 Other assets                                               1                       --
                                               --------------            -------------
 Total assets                                     112,587,420               84,430,521
                                               --------------            -------------
LIABILITIES:
 Due to Sponsor Company                               128,000                   72,740
 Payable for fund shares purchased                         --                       --
 Other liabilities                                         --                        5
                                               --------------            -------------
 Total liabilities                                    128,000                   72,745
                                               --------------            -------------
NET ASSETS:
 For contract liabilities                        $112,459,420              $84,357,776
                                               ==============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     33,961,004               31,668,147
 Minimum unit fair value #*                         $1.331467                $2.217374
 Maximum unit fair value #*                        $23.948643               $30.343012
 Contract liability                              $111,714,045              $83,922,735
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        208,064                  169,310
 Minimum unit fair value #*                         $1.451913                $2.440417
 Maximum unit fair value #*                         $4.144359                $2.590413
 Contract liability                                  $745,375                 $435,041

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD
                                    HARTFORD         U.S. GOVERNMENT          HARTFORD         HUNTINGTON VA
                                     STOCK              SECURITIES             VALUE               INCOME
                                    HLS FUND             HLS FUND             HLS FUND          EQUITY FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   10,279,588           13,135,753            7,024,818            485,367
                                 ==============       ==============       ==============       ============
  Cost                             $340,280,056         $143,532,989          $71,601,836         $4,781,267
                                 ==============       ==============       ==============       ============
  Market value                     $596,911,169         $135,461,175         $108,099,534         $5,538,043
 Due from Sponsor Company                    --                   --                   --                 --
 Receivable from fund shares
  sold                                  393,989               25,549              109,793             25,940
 Other assets                                --                   --                    5                  1
                                 --------------       --------------       --------------       ------------
 Total assets                       597,305,158          135,486,724          108,209,332          5,563,984
                                 --------------       --------------       --------------       ------------
LIABILITIES:
 Due to Sponsor Company                 393,989               25,549              109,793             25,940
 Payable for fund shares
  purchased                                  --                   --                   --                 --
 Other liabilities                            7                    1                   --                 --
                                 --------------       --------------       --------------       ------------
 Total liabilities                      393,996               25,550              109,793             25,940
                                 --------------       --------------       --------------       ------------
NET ASSETS:
 For contract liabilities          $596,911,162         $135,461,174         $108,099,539         $5,538,044
                                 ==============       ==============       ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      122,926,345          111,212,886           56,874,286          3,269,045
 Minimum unit fair value #*           $1.144954            $1.055583            $1.659175          $1.452499
 Maximum unit fair value #*          $30.541717           $11.321412           $19.581385         $18.614451
 Contract liability                $582,894,679         $133,791,064         $106,856,332         $5,514,707
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #        1,240,486            1,188,462              644,517             14,727
 Minimum unit fair value #*           $1.248502            $1.161746            $1.832390          $1.584588
 Maximum unit fair value #*          $30.319841           $10.670977            $2.000314          $1.584588
 Contract liability                 $14,016,483           $1,670,110           $1,243,207            $23,337


                                     HUNTINGTON VA                                   HUNTINGTON VA
                                        DIVIDEND             HUNTINGTON VA              MID CORP
                                      CAPTURE FUND            GROWTH FUND             AMERICA FUND
                                    SUB-ACCOUNT (5)           SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         558,559                 252,573                 239,628
                                      ============            ============            ============
  Cost                                  $6,078,011              $2,108,369              $3,635,677
                                      ============            ============            ============
  Market value                          $7,009,919              $2,783,361              $5,475,510
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                       6,030                  13,814                   6,917
 Other assets                                   --                      --                      --
                                      ------------            ------------            ------------
 Total assets                            7,015,949               2,797,175               5,482,427
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      6,030                  13,814                   6,917
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                               1                       1                       1
                                      ------------            ------------            ------------
 Total liabilities                           6,031                  13,815                   6,918
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $7,009,918              $2,783,360              $5,475,509
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,112,050               2,363,137               1,882,461
 Minimum unit fair value #*              $1.870664               $0.992951               $2.269658
 Maximum unit fair value #*             $20.423831              $16.515650              $24.346249
 Contract liability                     $7,009,918              $2,783,360              $5,475,509
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

(5) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              HUNTINGTON VA           HUNTINGTON VA
                                                 ROTATING             INTERNATIONAL
                                               MARKETS FUND            EQUITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   65,296                  49,548
                                               ============            ============
  Cost                                             $699,962                $716,473
                                               ============            ============
  Market value                                     $908,279                $854,704
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        40                      35
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                       908,319                 854,739
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  40                      35
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                       40                      35
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $908,279                $854,704
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      448,009                 470,682
 Minimum unit fair value #*                       $1.642331               $1.627409
 Maximum unit fair value #*                      $19.662052              $17.133319
 Contract liability                                $908,279                $854,704
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HUNTINGTON VA                                       BLACKROCK                 BLACKROCK
                                        MORTGAGE             HUNTINGTON VA                 GLOBAL                  LARGE CAP
                                    SECURITIES FUND            SITUS FUND         OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          20,638                  65,000                     2,671                    3,335
                                      ============            ============              ============              ===========
  Cost                                    $232,973                $833,500                   $38,896                  $36,262
                                      ============            ============              ============              ===========
  Market value                            $236,306              $1,556,757                   $48,023                  $47,421
 Due from Sponsor Company                       --                       6                        --                       --
 Receivable from fund shares
  sold                                          10                      --                         3                        2
 Other assets                                    1                       1                        --                       --
                                      ------------            ------------              ------------              -----------
 Total assets                              236,317               1,556,764                    48,026                   47,423
                                      ------------            ------------              ------------              -----------
LIABILITIES:
 Due to Sponsor Company                         10                      --                         3                        2
 Payable for fund shares
  purchased                                     --                       6                        --                       --
 Other liabilities                              --                      --                        --                       --
                                      ------------            ------------              ------------              -----------
 Total liabilities                              10                       6                         3                        2
                                      ------------            ------------              ------------              -----------
NET ASSETS:
 For contract liabilities                 $236,307              $1,556,758                   $48,023                  $47,421
                                      ============            ============              ============              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             192,628                 696,720                     6,596                   30,433
 Minimum unit fair value #*              $1.147109               $2.046842                 $1.558655                $1.381592
 Maximum unit fair value #*             $10.699100              $26.050892                $18.494662                $1.582869
 Contract liability                       $236,307              $1,556,758                   $48,023                  $47,421
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                      --                        --                       --
 Minimum unit fair value #*                     --                      --                        --                       --
 Maximum unit fair value #*                     --                      --                        --                       --
 Contract liability                             --                      --                        --                       --

                                   UIF U.S.         INVESCO V.I.       UIF MID CAP
                                 REAL ESTATE         EQUITY AND           GROWTH
                                  PORTFOLIO         INCOME FUND         PORTFOLIO
                                 SUB-ACCOUNT      SUB-ACCOUNT (6)      SUB-ACCOUNT
-------------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     28,993             27,652             39,087
                                 ============       ============       ============
  Cost                               $507,376           $418,660           $427,723
                                 ============       ============       ============
  Market value                       $454,030           $512,119           $556,992
 Due from Sponsor Company                  --                 --                 --
 Receivable from fund shares
  sold                                    300                 18                 19
 Other assets                              --                 --                  1
                                 ------------       ------------       ------------
 Total assets                         454,330            512,137            557,012
                                 ------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                   300                 18                 19
 Payable for fund shares
  purchased                                --                 --                 --
 Other liabilities                          1                 --                 --
                                 ------------       ------------       ------------
 Total liabilities                        301                 18                 19
                                 ------------       ------------       ------------
NET ASSETS:
 For contract liabilities            $454,029           $512,119           $556,993
                                 ============       ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         36,957             33,549             32,539
 Minimum unit fair value #*        $12.285318         $15.264633         $17.117780
 Maximum unit fair value #*        $12.285318         $15.264633         $17.117780
 Contract liability                  $454,029           $512,119           $556,993
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --                 --                 --
 Minimum unit fair value #*                --                 --                 --
 Maximum unit fair value #*                --                 --                 --
 Contract liability                        --                 --                 --

(6) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                               PORTFOLIO --           PORTFOLIO --
                                          MARSICO INTERNATIONAL      MARSICO FOCUSED
                                            OPPORTUNITIES FUND        EQUITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 503,142               1,190,833
                                                ==========             ===========
  Cost                                          $6,232,400             $15,947,258
                                                ==========             ===========
  Market value                                  $9,338,321             $23,030,717
 Due from Sponsor Company                               --                      --
 Receivable from fund shares sold                      496                   2,272
 Other assets                                            1                       1
                                                ----------             -----------
 Total assets                                    9,338,818              23,032,990
                                                ----------             -----------
LIABILITIES:
 Due to Sponsor Company                                496                   2,272
 Payable for fund shares purchased                      --                      --
 Other liabilities                                      --                      --
                                                ----------             -----------
 Total liabilities                                     496                   2,272
                                                ----------             -----------
NET ASSETS:
 For contract liabilities                       $9,338,322             $23,030,718
                                                ==========             ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   4,222,027               9,069,865
 Minimum unit fair value #*                      $1.713323               $1.597460
 Maximum unit fair value #*                     $18.105563               $2.575325
 Contract liability                             $9,312,357             $22,779,127
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      11,293                  98,419
 Minimum unit fair value #*                      $2.271306               $2.519291
 Maximum unit fair value #*                      $2.321793               $2.575325
 Contract liability                                $25,965                $251,591

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE      COLUMBIA VARIABLE     COLUMBIA VARIABLE     COLUMBIA VARIABLE
                                     PORTFOLIO --          PORTFOLIO --           PORTFOLIO --          PORTFOLIO --
                                   ASSET ALLOCATION           MARSICO             MARSICO 21ST            DIVIDEND
                                         FUND               GROWTH FUND           CENTURY FUND        OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       193,521                534,878               212,127               516,660
                                      ==========            ===========            ==========            ==========
  Cost                                $2,997,715             $6,877,712            $2,102,541            $7,480,859
                                      ==========            ===========            ==========            ==========
  Market value                        $2,912,491            $16,062,395            $3,561,620            $9,382,553
 Due from Sponsor Company                     --                     --                    --                    --
 Receivable from fund shares
  sold                                       110                    627                   411                   419
 Other assets                                 --                     --                     2                    --
                                      ----------            -----------            ----------            ----------
 Total assets                          2,912,601             16,063,022             3,562,033             9,382,972
                                      ----------            -----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      110                    627                   411                   419
 Payable for fund shares
  purchased                                   --                     --                    --                    --
 Other liabilities                             1                      6                    --                     1
                                      ----------            -----------            ----------            ----------
 Total liabilities                           111                    633                   411                   420
                                      ----------            -----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $2,912,490            $16,062,389            $3,561,622            $9,382,552
                                      ==========            ===========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         1,904,239              6,535,100             2,315,349               774,444
 Minimum unit fair value #*            $1.395476              $1.559967             $1.399926            $11.837228
 Maximum unit fair value #*            $1.558248             $20.537150             $2.118600            $12.206023
 Contract liability                   $2,905,071            $15,895,593            $3,560,992            $9,356,136
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             4,761                 65,812                   403                 2,171
 Minimum unit fair value #*            $1.558248              $2.480572             $1.563100            $12.157268
 Maximum unit fair value #*            $1.558248              $2.535712             $1.563100            $12.206023
 Contract liability                       $7,419               $166,796                  $630               $26,416

                                  COLUMBIA VARIABLE     COLUMBIA VARIABLE
                                     PORTFOLIO --          PORTFOLIO --
                                        INCOME            MID CAP GROWTH         OPPENHEIMER
                                  OPPORTUNITIES FUND     OPPORTUNITY FUND      GLOBAL FUND/VA
                                  SUB-ACCOUNT (7)(8)    SUB-ACCOUNT (7)(9)    SUB-ACCOUNT (10)
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       737,366               437,400               22,553
                                      ==========            ==========            =========
  Cost                                $6,957,115            $6,553,822             $772,179
                                      ==========            ==========            =========
  Market value                        $6,422,465            $7,903,833             $912,736
 Due from Sponsor Company                     --                    --                   --
 Receivable from fund shares
  sold                                       462                   610                   31
 Other assets                                 --                    --                   --
                                      ----------            ----------            ---------
 Total assets                          6,422,927             7,904,443              912,767
                                      ----------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                      462                   610                   31
 Payable for fund shares
  purchased                                   --                    --                   --
 Other liabilities                            --                    --                   --
                                      ----------            ----------            ---------
 Total liabilities                           462                   610                   31
                                      ----------            ----------            ---------
NET ASSETS:
 For contract liabilities             $6,422,465            $7,903,833             $912,736
                                      ==========            ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           629,931               654,614               64,174
 Minimum unit fair value #*           $10.121603            $11.999138            $14.222748
 Maximum unit fair value #*           $10.212888            $12.107309            $14.222748
 Contract liability                   $6,414,102            $7,898,947             $912,736
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               820                   404                   --
 Minimum unit fair value #*           $10.200937            $12.093147                   --
 Maximum unit fair value #*           $10.212888            $12.107309                   --
 Contract liability                       $8,363                $4,886                   --

(7)  Funded as of April 26, 2013.

(8) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio Income Opportunies Fund.

(9) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio Mid Cap Growth Fund.

(10) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                       PUTNAM VT     PIMCO VIT
                                                       SMALL CAP    REAL RETURN
                                                       VALUE FUND    PORTFOLIO
                                                      SUB-ACCOUNT   SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                          21,718        94,640
                                                      ============  ============
  Cost                                                    $364,812    $1,243,375
                                                      ============  ============
  Market value                                            $452,607    $1,192,462
 Due from Sponsor Company                                       --            --
 Receivable from fund shares sold                               15           180
 Other assets                                                   --            --
                                                      ------------  ------------
 Total assets                                              452,622     1,192,642
                                                      ------------  ------------
LIABILITIES:
 Due to Sponsor Company                                         15           180
 Payable for fund shares purchased                              --            --
 Other liabilities                                              --            --
                                                      ------------  ------------
 Total liabilities                                              15           180
                                                      ------------  ------------
NET ASSETS:
 For contract liabilities                                 $452,607    $1,192,462
                                                      ============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
 Units owned by participants #                              34,092        87,365
 Minimum unit fair value #*                             $13.276071    $13.649217
 Maximum unit fair value #*                             $13.276071    $13.649217
 Contract liability                                       $452,607    $1,192,462
DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
 Units owned by participants #                                  --            --
 Minimum unit fair value #*                                     --            --
 Maximum unit fair value #*                                     --            --
 Contract liability                                             --            --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         PIONEER
                                           PIONEER       MID CAP        JENNISON 20/20
                                          FUND VCT      VALUE VCT            FOCUS                JENNISON
                                          PORTFOLIO     PORTFOLIO          PORTFOLIO              PORTFOLIO
                                         SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            546,280        10,011             6,968                 16,245
                                        =============  ============       ===========            ===========
  Cost                                    $11,522,382      $190,217           $77,297               $385,142
                                        =============  ============       ===========            ===========
  Market value                            $14,356,255      $228,143          $140,340               $590,046
 Due from Sponsor Company                          --            --                --                     --
 Receivable from fund shares sold               7,547             8                 6                     23
 Other assets                                       3            --                --                     --
                                        -------------  ------------       -----------            -----------
 Total assets                              14,363,805       228,151           140,346                590,069
                                        -------------  ------------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company                         7,547             8                 6                     23
 Payable for fund shares purchased                 --            --                --                     --
 Other liabilities                                 --            --                --                     --
                                        -------------  ------------       -----------            -----------
 Total liabilities                              7,547             8                 6                     23
                                        -------------  ------------       -----------            -----------
NET ASSETS:
 For contract liabilities                 $14,356,258      $228,143          $140,340               $590,046
                                        =============  ============       ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              9,744,699        16,317            71,904                542,322
 Minimum unit fair value #*                 $1.366869    $13.981972         $1.913229              $1.022802
 Maximum unit fair value #*                 $1.503025    $13.981972         $2.012183              $1.451390
 Contract liability                       $14,224,031      $228,143          $140,340               $587,656
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 89,983            --                --                  2,231
 Minimum unit fair value #*                 $1.466226            --                --              $1.071091
 Maximum unit fair value #*                 $1.490655            --                --              $1.071091
 Contract liability                          $132,227            --                --                 $2,390

                                                                    PRUDENTIAL
                                                                     SERIES SP
                                             PRUDENTIAL            INTERNATIONAL         ROYCE
                                                VALUE                 GROWTH           SMALL-CAP
                                              PORTFOLIO              PORTFOLIO         PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                17,692                 12,210             79,670
                                             ===========            ===========       ============
  Cost                                          $366,032                $68,548           $840,442
                                             ===========            ===========       ============
  Market value                                  $426,735                $75,826         $1,109,006
 Due from Sponsor Company                             --                     --                 --
 Receivable from fund shares sold                     19                      3                 41
 Other assets                                         --                     --                 --
                                             -----------            -----------       ------------
 Total assets                                    426,754                 75,829          1,109,047
                                             -----------            -----------       ------------
LIABILITIES:
 Due to Sponsor Company                               19                      3                 41
 Payable for fund shares purchased                    --                     --                 --
 Other liabilities                                     1                      1                 --
                                             -----------            -----------       ------------
 Total liabilities                                    20                      4                 41
                                             -----------            -----------       ------------
NET ASSETS:
 For contract liabilities                       $426,734                $75,825         $1,109,006
                                             ===========            ===========       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   256,894                 63,185             68,682
 Minimum unit fair value #*                    $1.602147              $1.140465         $16.146969
 Maximum unit fair value #*                    $1.743090              $1.240799         $16.146969
 Contract liability                             $426,734                $75,825         $1,109,006
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        --                     --                 --
 Minimum unit fair value #*                           --                     --                 --
 Maximum unit fair value #*                           --                     --                 --
 Contract liability                                   --                     --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    VICTORY
                                                                    VARIABLE
                                                LEGG MASON         INSURANCE
                                               CLEARBRIDGE        DIVERSIFIED
                                            APPRECIATION FUND      STOCK FUND
                                               SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   11,369             39,137
                                               ============       ============
  Cost                                              $85,117           $404,327
                                               ============       ============
  Market value                                     $219,989           $542,829
 Due from Sponsor Company                                --                 --
 Receivable from fund shares sold                         6                 20
 Other assets                                            --                 --
                                               ------------       ------------
 Total assets                                       219,995            542,849
                                               ------------       ------------
LIABILITIES:
 Due to Sponsor Company                                   6                 20
 Payable for fund shares purchased                       --                 --
 Other liabilities                                       --                 --
                                               ------------       ------------
 Total liabilities                                        6                 20
                                               ------------       ------------
NET ASSETS:
 For contract liabilities                          $219,989           $542,829
                                               ============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        9,564             35,065
 Minimum unit fair value #*                      $23.002067         $13.986645
 Maximum unit fair value #*                      $23.002067         $18.860398
 Contract liability                                $219,989           $540,839
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --                126
 Minimum unit fair value #*                              --         $15.770465
 Maximum unit fair value #*                              --         $15.770465
 Contract liability                                      --             $1,990

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                             WELLS FARGO            WELLS FARGO
                                                                                            ADVANTAGE VT           ADVANTAGE VT
                                             INVESCO V.I.            INVESCO V.I.            INDEX ASSET           TOTAL RETURN
                                            COMSTOCK FUND         AMERICAN FRANCHISE       ALLOCATION FUND           BOND FUND
                                           SUB-ACCOUNT (11)        SUB-ACCOUNT (12)          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 13,478                  26,881                    744                  1,078
                                             ============            ============            ===========            ===========
  Cost                                           $194,810              $1,001,483                 $9,433                $10,923
                                             ============            ============            ===========            ===========
  Market value                                   $238,299              $1,361,019                $11,792                $10,881
 Due from Sponsor Company                              --                      --                     --                     --
 Receivable from fund shares sold                       8                     144                      1                      1
 Other assets                                          --                      --                     --                     --
                                             ------------            ------------            -----------            -----------
 Total assets                                     238,307               1,361,163                 11,793                 10,882
                                             ------------            ------------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                                 8                     144                      1                      1
 Payable for fund shares purchased                     --                      --                     --                     --
 Other liabilities                                     --                       1                     --                     --
                                             ------------            ------------            -----------            -----------
 Total liabilities                                      8                     145                      1                      1
                                             ------------            ------------            -----------            -----------
NET ASSETS:
 For contract liabilities                        $238,299              $1,361,018                $11,792                $10,881
                                             ============            ============            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     15,737                  99,064                  7,287                  7,304
 Minimum unit fair value #*                    $15.142159              $13.445810              $1.618343              $1.480466
 Maximum unit fair value #*                    $15.142159              $13.669622              $1.618343              $1.522846
 Contract liability                              $238,299              $1,350,960                $11,792                $10,881
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                         --                     736                     --                     --
 Minimum unit fair value #*                            --              $13.669622                     --                     --
 Maximum unit fair value #*                            --              $13.669622                     --                     --
 Contract liability                                    --                 $10,058                     --                     --

                                             WELLS FARGO            WELLS FARGO             WELLS FARGO
                                            ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                              INTRINSIC            INTERNATIONAL             SMALL CAP
                                             VALUE FUND             EQUITY FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   122               1,396,139                 364,138
                                             ===========            ============            ============
  Cost                                            $1,771              $6,900,020              $2,549,275
                                             ===========            ============            ============
  Market value                                    $2,293              $7,651,102              $4,121,869
 Due from Sponsor Company                             --                      --                      --
 Receivable from fund shares sold                     --                   7,637                     158
 Other assets                                         --                      --                       1
                                             -----------            ------------            ------------
 Total assets                                      2,293               7,658,739               4,122,028
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               --                   7,637                     158
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                      --                      --
                                             -----------            ------------            ------------
 Total liabilities                                    --                   7,637                     158
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                         $2,293              $7,651,102              $4,121,870
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,405               4,952,994                 219,323
 Minimum unit fair value #*                    $1.631978               $1.097595               $2.395478
 Maximum unit fair value #*                    $1.631978              $15.442011              $19.252544
 Contract liability                               $2,293              $7,598,867              $4,048,379
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        --                  26,202                   3,826
 Minimum unit fair value #*                           --               $1.993529              $19.186238
 Maximum unit fair value #*                           --               $1.993529              $19.252544
 Contract liability                                   --                 $52,235                 $73,491

(11) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(12) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               WELLS FARGO
                                               ADVANTAGE VT            WELLS FARGO
                                                SMALL CAP              ADVANTAGE VT
                                                VALUE FUND           OPPORTUNITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  494,049                 191,696
                                               ============            ============
  Cost                                           $3,831,158              $3,263,147
                                               ============            ============
  Market value                                   $5,296,211              $5,005,193
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                     6,135                   8,540
 Other assets                                             2                      --
                                               ------------            ------------
 Total assets                                     5,302,348               5,013,733
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               6,135                   8,540
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                    6,135                   8,540
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $5,296,213              $5,005,193
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      372,871                 318,619
 Minimum unit fair value #*                      $13.795343              $15.068193
 Maximum unit fair value #*                      $14.428683              $15.551922
 Contract liability                              $5,287,987              $4,923,900
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                          572                   5,241
 Minimum unit fair value #*                      $14.378953              $15.443114
 Maximum unit fair value #*                      $14.378953              $15.515567
 Contract liability                                  $8,226                 $81,293

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN VPS
                                                   CAPITAL                  INTERNATIONAL
                                              APPRECIATION FUND            VALUE PORTFOLIO
                                                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                               $ --                   $23,939
                                                 ------------                 ---------
EXPENSES:
 Administrative charges                                    --                        --
 Mortality and expense risk charges                   (49,989)                   (5,062)
                                                 ------------                 ---------
  Total expenses                                      (49,989)                   (5,062)
                                                 ------------                 ---------
  Net investment income (loss)                        (49,989)                   18,877
                                                 ------------                 ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        308,841                   (24,333)
 Net realized gain on distributions                   159,446                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            634,675                    83,865
                                                 ------------                 ---------
  Net gain (loss) on investments                    1,102,962                    59,532
                                                 ------------                 ---------
  Net increase (decrease) in net assets
   resulting from operations                       $1,052,973                   $78,409
                                                 ============                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            INVESCO V.I.          INVESCO V.I.         INVESCO V.I.       ALLIANCEBERNSTEIN VPS
                                                CORE                  HIGH                 MONEY                GROWTH AND
                                            EQUITY FUND            YIELD FUND           MARKET FUND          INCOME PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (1)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $53,001               $96,714                 $796                 $20,560
                                             ----------            ----------            ---------              ----------
EXPENSES:
 Administrative charges                              --                  (822)                  --                      --
 Mortality and expense risk charges             (52,815)              (37,056)             (54,896)                (25,597)
                                             ----------            ----------            ---------              ----------
  Total expenses                                (52,815)              (37,878)             (54,896)                (25,597)
                                             ----------            ----------            ---------              ----------
  Net investment income (loss)                      186                58,836              (54,100)                 (5,037)
                                             ----------            ----------            ---------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  230,324               (10,580)                  --                     300
 Net realized gain on distributions                  --                    --                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      678,089                93,623                   --                 526,661
                                             ----------            ----------            ---------              ----------
  Net gain (loss) on investments                908,413                83,043                   --                 526,961
                                             ----------            ----------            ---------              ----------
  Net increase (decrease) in net
   assets resulting from operations            $908,599              $141,879             $(54,100)               $521,924
                                             ==========            ==========            =========              ==========

                                          ALLIANCEBERNSTEIN VPS                                STERLING
                                              INTERMEDIATE           AMERICAN FUNDS        CAPITAL STRATEGIC
                                             BOND PORTFOLIO            GROWTH FUND       ALLOCATION EQUITY VIF
                                               SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (2)
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $92,744                 $2,765                  $1,376
                                               -----------              ---------             -----------
EXPENSES:
 Administrative charges                                 --                     --                      --
 Mortality and expense risk charges                (35,634)                (3,558)                (10,804)
                                               -----------              ---------             -----------
  Total expenses                                   (35,634)                (3,558)                (10,804)
                                               -----------              ---------             -----------
  Net investment income (loss)                      57,110                   (793)                 (9,428)
                                               -----------              ---------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (10,129)                 4,834                (573,883)
 Net realized gain on distributions                 82,261                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (226,159)                67,258                 660,874
                                               -----------              ---------             -----------
  Net gain (loss) on investments                  (154,027)                72,092                  86,991
                                               -----------              ---------             -----------
  Net increase (decrease) in net
   assets resulting from operations               $(96,917)               $71,299                 $77,563
                                               ===========              =========             ===========

(1)  Funded as of July 15, 2013.

(2) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                   STERLING
                                                   CAPITAL                   STERLING
                                                EQUITY INCOME            CAPITAL SPECIAL
                                           VARIABLE INSURANCE FUND      OPPORTUNITIES VIF
                                               SUB-ACCOUNT (3)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $171,080                    $5,926
                                                 ------------              ------------
EXPENSES:
 Administrative charges                                    --                        --
 Mortality and expense risk charges                  (194,456)                 (110,189)
                                                 ------------              ------------
  Total expenses                                     (194,456)                 (110,189)
                                                 ------------              ------------
  Net investment income (loss)                        (23,376)                 (104,263)
                                                 ------------              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       (608,859)                  535,750
 Net realized gain on distributions                        --                   883,001
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          2,685,525                   403,367
                                                 ------------              ------------
  Net gain (loss) on investments                    2,076,666                 1,822,118
                                                 ------------              ------------
  Net increase (decrease) in net assets
   resulting from operations                       $2,053,290                $1,717,855
                                                 ============              ============

(3)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          COLUMBIA VARIABLE        WELLS FARGO
                                      STERLING                               PORTFOLIO --          ADVANTAGE VT
                                   CAPITAL TOTAL       CALVERT VP SRI       SMALL COMPANY             OMEGA
                                  RETURN BOND VIF    BALANCED PORTFOLIO      GROWTH FUND           GROWTH FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $84,877             $14,639                $5,536               $13,247
                                      --------            --------            ----------            ----------
EXPENSES:
 Administrative charges                     --                  --                    --                    --
 Mortality and expense risk
  charges                              (43,961)            (17,836)              (86,118)              (54,408)
                                      --------            --------            ----------            ----------
  Total expenses                       (43,961)            (17,836)              (86,118)              (54,408)
                                      --------            --------            ----------            ----------
  Net investment income (loss)          40,916              (3,197)              (80,582)              (41,161)
                                      --------            --------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (22,934)             75,329               268,287               431,388
 Net realized gain on
  distributions                         83,595             123,492                    --               274,486
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (196,561)             26,806             1,513,041               484,223
                                      --------            --------            ----------            ----------
  Net gain (loss) on
   investments                        (135,900)            225,627             1,781,328             1,190,097
                                      --------            --------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(94,984)           $222,430            $1,700,746            $1,148,936
                                      ========            ========            ==========            ==========


                                  FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                                   ASSET MANAGER            GROWTH              CONTRAFUND
                                     PORTFOLIO            PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $29,372               $19,690              $123,169
                                      --------            ----------            ----------
EXPENSES:
 Administrative charges                     --                    --                    --
 Mortality and expense risk
  charges                              (22,516)              (84,650)             (143,288)
                                      --------            ----------            ----------
  Total expenses                       (22,516)              (84,650)             (143,288)
                                      --------            ----------            ----------
  Net investment income (loss)           6,856               (64,960)              (20,119)
                                      --------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,644               562,227               751,937
 Net realized gain on
  distributions                          4,554                 4,688                 3,280
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      232,945             1,576,557             2,289,552
                                      --------            ----------            ----------
  Net gain (loss) on
   investments                         248,143             2,143,472             3,044,769
                                      --------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $254,999            $2,078,512            $3,024,650
                                      ========            ==========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP       FIDELITY(R) VIP
                                                OVERSEAS           FREEDOM 2020
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $25,595               $7,417
                                               ----------            ---------
EXPENSES:
 Administrative charges                                --                   --
 Mortality and expense risk charges               (23,362)              (4,790)
                                               ----------            ---------
  Total expenses                                  (23,362)              (4,790)
                                               ----------            ---------
  Net investment income (loss)                      2,233                2,627
                                               ----------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (8,333)               5,328
 Net realized gain on distributions                 7,016                5,075
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        487,449               38,596
                                               ----------            ---------
  Net gain (loss) on investments                  486,132               48,999
                                               ----------            ---------
  Net increase (decrease) in net assets
   resulting from operations                     $488,365              $51,626
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP      FIDELITY(R) VIP      FIDELITY(R) VIP      FIDELITY(R) VIP
                                    FREEDOM 2030        FREEDOM 2015         FREEDOM 2025         FREEDOM INCOME
                                     PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (4)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,304               $8,355               $3,016                $309
                                      --------            ---------            ---------              ------
EXPENSES:
 Administrative charges                     --                   --                   --                  --
 Mortality and expense risk
  charges                                 (599)              (5,837)              (2,401)               (193)
                                      --------            ---------            ---------              ------
  Total expenses                          (599)              (5,837)              (2,401)               (193)
                                      --------            ---------            ---------              ------
  Net investment income (loss)             705                2,518                  615                 116
                                      --------            ---------            ---------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    196                4,549                9,190                  --
 Net realized gain on
  distributions                            743                7,136                3,045                  76
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        5,982               42,669               17,981                 158
                                      --------            ---------            ---------              ------
  Net gain (loss) on
   investments                           6,921               54,354               30,216                 234
                                      --------            ---------            ---------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $7,626              $56,872              $30,831                $350
                                      ========            =========            =========              ======

                                    FIDELITY(R) VIP         FIDELITY(R) VIP         FIDELITY(R) VIP
                                    FUNDSMANAGER 20%        FUNDSMANAGER 50%        FUNDSMANAGER 60%
                                       PORTFOLIO               PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (5)
-------------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $100                     $262                      $1
                                         ------                 --------                --------
EXPENSES:
 Administrative charges                      --                       --                      --
 Mortality and expense risk
  charges                                  (180)                    (385)                    (69)
                                         ------                 --------                --------
  Total expenses                           (180)                    (385)                    (69)
                                         ------                 --------                --------
  Net investment income (loss)              (80)                    (123)                    (68)
                                         ------                 --------                --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     990                       28                   2,302
 Net realized gain on
  distributions                             222                      176                     127
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (358)                   3,756                  (1,156)
                                         ------                 --------                --------
  Net gain (loss) on
   investments                              854                    3,960                   1,273
                                         ------                 --------                --------
  Net increase (decrease) in
   net assets resulting from
   operations                              $774                   $3,837                  $1,205
                                         ======                 ========                ========

(4)  Funded as of May 13, 2013.

(5)  Not funded as of December 31, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             FIDELITY(R) VIP        FIDELITY(R) VIP
                                            FUNDSMANAGER 70%       FUNDSMANAGER 85%
                                                PORTFOLIO              PORTFOLIO
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $168                    $8
                                                 -------                 -----
EXPENSES:
 Administrative charges                               --                    --
 Mortality and expense risk charges                 (184)                  (12)
                                                 -------                 -----
  Total expenses                                    (184)                  (12)
                                                 -------                 -----
  Net investment income (loss)                       (16)                   (4)
                                                 -------                 -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       479                     2
 Net realized gain on distributions                  139                    12
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         2,024                   208
                                                 -------                 -----
  Net gain (loss) on investments                   2,642                   222
                                                 -------                 -----
  Net increase (decrease) in net assets
   resulting from operations                      $2,626                  $218
                                                 =======                 =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD            HARTFORD
                                       FRANKLIN           HARTFORD             TOTAL              CAPITAL
                                        INCOME            BALANCED          RETURN BOND         APPRECIATION
                                   SECURITIES FUND        HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $138,347          $15,122,861        $18,671,834          $13,357,631
                                      ----------       --------------       ------------       --------------
EXPENSES:
 Administrative charges                       --              (17,292)           (26,867)             (38,690)
 Mortality and expense risk
  charges                                (25,856)         (14,233,037)        (7,213,972)         (21,105,221)
                                      ----------       --------------       ------------       --------------
  Total expenses                         (25,856)         (14,250,329)        (7,240,839)         (21,143,911)
                                      ----------       --------------       ------------       --------------
  Net investment income (loss)           112,491              872,532         11,430,995           (7,786,280)
                                      ----------       --------------       ------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (5,040)          48,203,491          5,291,890          115,501,907
 Net realized gain on
  distributions                               --                   --                 --            4,110,232
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        131,473          140,351,017        (32,059,274)         377,148,478
                                      ----------       --------------       ------------       --------------
  Net gain (loss) on
   investments                           126,433          188,554,508        (26,767,384)         496,760,617
                                      ----------       --------------       ------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $238,924         $189,427,040       $(15,336,389)        $488,974,337
                                      ==========       ==============       ============       ==============

                                    HARTFORD
                                    DIVIDEND                 HARTFORD           HARTFORD
                                   AND GROWTH            GLOBAL RESEARCH       HEALTHCARE
                                    HLS FUND                 HLS FUND           HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $13,326,249                $257,282            $189,672
                                 --------------            ------------       -------------
EXPENSES:
 Administrative charges                 (31,749)                     --                  --
 Mortality and expense risk
  charges                           (10,502,299)               (259,762)           (563,311)
                                 --------------            ------------       -------------
  Total expenses                    (10,534,048)               (259,762)           (563,311)
                                 --------------            ------------       -------------
  Net investment income (loss)        2,792,201                  (2,480)           (373,639)
                                 --------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              61,624,872               1,127,180           4,120,732
 Net realized gain on
  distributions                      19,380,891                      --           2,456,063
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   106,449,394               3,067,959           9,283,242
                                 --------------            ------------       -------------
  Net gain (loss) on
   investments                      187,455,157               4,195,139          15,860,037
                                 --------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $190,247,358              $4,192,659         $15,486,398
                                 ==============            ============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                                HARTFORD         DISCIPLINED
                                              GLOBAL GROWTH        EQUITY
                                                HLS FUND          HLS FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $552,804          $828,992
                                               -----------       -----------
EXPENSES:
 Administrative charges                                 --                --
 Mortality and expense risk charges             (1,215,378)       (1,492,513)
                                               -----------       -----------
  Total expenses                                (1,215,378)       (1,492,513)
                                               -----------       -----------
  Net investment income (loss)                    (662,574)         (663,521)
                                               -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   4,678,743         8,731,322
 Net realized gain on distributions                     --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      19,925,296        19,684,785
                                               -----------       -----------
  Net gain (loss) on investments                24,604,039        28,416,107
                                               -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations                   $23,941,465       $27,752,586
                                               ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                         HARTFORD            GROWTH            HARTFORD          HARTFORD
                                          GROWTH          OPPORTUNITIES       HIGH YIELD           INDEX
                                         HLS FUND           HLS FUND           HLS FUND          HLS FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $26,924             $5,704         $8,158,029        $2,871,635
                                        -----------        -----------        -----------       -----------
EXPENSES:
 Administrative charges                          --                 --                 --                --
 Mortality and expense risk charges        (773,816)        (1,248,385)        (1,638,800)       (2,264,674)
                                        -----------        -----------        -----------       -----------
  Total expenses                           (773,816)        (1,248,385)        (1,638,800)       (2,264,674)
                                        -----------        -----------        -----------       -----------
  Net investment income (loss)             (746,892)        (1,242,681)         6,519,229           606,961
                                        -----------        -----------        -----------       -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                            4,600,157          7,769,962         (1,307,996)       16,020,314
 Net realized gain on distributions              --                 --                 --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                               10,659,872         17,164,419           (268,949)       29,489,415
                                        -----------        -----------        -----------       -----------
  Net gain (loss) on investments         15,260,029         24,934,381         (1,576,945)       45,509,729
                                        -----------        -----------        -----------       -----------
  Net increase (decrease) in net
   assets resulting from operations     $14,513,137        $23,691,700         $4,942,284       $46,116,690
                                        ===========        ===========        ===========       ===========

                                               HARTFORD                HARTFORD
                                             INTERNATIONAL          SMALL/MID CAP       HARTFORD
                                             OPPORTUNITIES              EQUITY           MIDCAP
                                               HLS FUND                HLS FUND         HLS FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,487,038               $314,804          $193,836
                                              -----------             ----------       -----------
EXPENSES:
 Administrative charges                           (10,337)                    --                --
 Mortality and expense risk charges            (3,806,373)              (364,717)       (2,154,552)
                                              -----------             ----------       -----------
  Total expenses                               (3,816,710)              (364,717)       (2,154,552)
                                              -----------             ----------       -----------
  Net investment income (loss)                  1,670,328                (49,913)       (1,960,716)
                                              -----------             ----------       -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 13,622,579              2,845,433        17,645,018
 Net realized gain on distributions                    --              1,603,510         6,504,980
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     32,994,361              2,790,128        32,130,957
                                              -----------             ----------       -----------
  Net gain (loss) on investments               46,616,940              7,239,071        56,280,955
                                              -----------             ----------       -----------
  Net increase (decrease) in net
   assets resulting from operations           $48,287,268             $7,189,158       $54,320,239
                                              ===========             ==========       ===========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD               HARTFORD
                                          MIDCAP VALUE          ULTRASHORT BOND
                                            HLS FUND               HLS FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT (6)
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,468,699                    $ --
                                          -----------             -----------
EXPENSES:
 Administrative charges                            --                  (5,947)
 Mortality and expense risk charges        (1,861,958)             (2,036,766)
                                          -----------             -----------
  Total expenses                           (1,861,958)             (2,042,713)
                                          -----------             -----------
  Net investment income (loss)               (393,259)             (2,042,713)
                                          -----------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              8,103,148                  (2,256)
 Net realized gain on distributions                --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 27,141,645                 (23,337)
                                          -----------             -----------
  Net gain (loss) on investments           35,244,793                 (25,593)
                                          -----------             -----------
  Net increase (decrease) in net assets
   resulting from operations              $34,851,534             $(2,068,306)
                                          ===========             ===========

(6)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        HARTFORD
                                       HARTFORD               HARTFORD           HARTFORD            U.S. GOVERNMENT
                                     SMALL COMPANY         SMALLCAP GROWTH        STOCK                SECURITIES
                                       HLS FUND               HLS FUND           HLS FUND               HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $78,042               $253,466        $10,656,373             $3,532,078
                                      -----------            -----------       ------------            -----------
EXPENSES:
 Administrative charges                    (2,400)                    --            (10,193)                    --
 Mortality and expense risk
  charges                              (1,475,219)            (1,247,385)        (7,609,471)            (2,338,775)
                                      -----------            -----------       ------------            -----------
  Total expenses                       (1,477,619)            (1,247,385)        (7,619,664)            (2,338,775)
                                      -----------            -----------       ------------            -----------
  Net investment income (loss)         (1,399,577)              (993,919)         3,036,709              1,193,303
                                      -----------            -----------       ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                13,001,712             11,613,443         39,706,581             (2,301,148)
 Net realized gain on
  distributions                         7,952,405              9,307,868                 --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      18,129,481              8,242,741        111,623,868             (4,154,225)
                                      -----------            -----------       ------------            -----------
  Net gain (loss) on
   investments                         39,083,598             29,164,052        151,330,449             (6,455,373)
                                      -----------            -----------       ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $37,684,021            $28,170,133       $154,367,158            $(5,262,070)
                                      ===========            ===========       ============            ===========


                                  HARTFORD            HUNTINGTON VA         HUNTINGTON VA
                                    VALUE                 INCOME               DIVIDEND
                                  HLS FUND             EQUITY FUND           CAPTURE FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (7)
-------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,693,243              $219,942              $211,261
                                 -----------            ----------            ----------
EXPENSES:
 Administrative charges                   --                    --                    --
 Mortality and expense risk
  charges                         (1,611,787)              (94,360)             (124,782)
                                 -----------            ----------            ----------
  Total expenses                  (1,611,787)              (94,360)             (124,782)
                                 -----------            ----------            ----------
  Net investment income (loss)        81,456               125,582                86,479
                                 -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            8,928,056               252,557               352,076
 Net realized gain on
  distributions                           --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                 19,337,280               818,151               905,356
                                 -----------            ----------            ----------
  Net gain (loss) on
   investments                    28,265,336             1,070,708             1,257,432
                                 -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $28,346,792            $1,196,290            $1,343,911
                                 ===========            ==========            ==========

(7) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    HUNTINGTON VA
                                             HUNTINGTON VA             MID CORP
                                              GROWTH FUND            AMERICA FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $26,788                 $42,126
                                               ----------            ------------
EXPENSES:
 Administrative charges                                --                      --
 Mortality and expense risk charges               (47,317)                (93,953)
                                               ----------            ------------
  Total expenses                                  (47,317)                (93,953)
                                               ----------            ------------
  Net investment income (loss)                    (20,529)                (51,827)
                                               ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    202,462                 858,864
 Net realized gain on distributions                    --                 319,747
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        661,182                 432,026
                                               ----------            ------------
  Net gain (loss) on investments                  863,644               1,610,637
                                               ----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $843,115              $1,558,810
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                              ROTATING           INTERNATIONAL           MORTGAGE           HUNTINGTON VA
                                            MARKETS FUND          EQUITY FUND         SECURITIES FUND         SITUS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $6,487               $11,380               $6,194                $4,649
                                             ----------            ----------            ---------            ----------
EXPENSES:
 Administrative charges                              --                    --                   --                    --
 Mortality and expense risk charges             (15,084)              (12,623)              (5,186)              (25,570)
                                             ----------            ----------            ---------            ----------
  Total expenses                                (15,084)              (12,623)              (5,186)              (25,570)
                                             ----------            ----------            ---------            ----------
  Net investment income (loss)                   (8,597)               (1,243)               1,008               (20,921)
                                             ----------            ----------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  104,309                12,200                8,730               237,582
 Net realized gain on distributions              82,863                    --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       14,515               152,981              (20,013)              199,796
                                             ----------            ----------            ---------            ----------
  Net gain (loss) on investments                201,687               165,181              (11,283)              437,378
                                             ----------            ----------            ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $193,090              $163,938             $(10,275)             $416,457
                                             ==========            ==========            =========            ==========

                                                 BLACKROCK                 BLACKROCK             UIF U.S.
                                                  GLOBAL                   LARGE CAP            REAL ESTATE
                                          OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND          PORTFOLIO
                                                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $155                      $295                $4,449
                                                 ---------                 ---------             ---------
EXPENSES:
 Administrative charges                                 --                        --                    --
 Mortality and expense risk charges                 (1,397)                   (1,603)               (6,655)
                                                 ---------                 ---------             ---------
  Total expenses                                    (1,397)                   (1,603)               (6,655)
                                                 ---------                 ---------             ---------
  Net investment income (loss)                      (1,242)                   (1,308)               (2,206)
                                                 ---------                 ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      19,906                    18,043               (18,909)
 Net realized gain on distributions                     --                     3,466                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (2,274)                    3,729                29,182
                                                 ---------                 ---------             ---------
  Net gain (loss) on investments                    17,632                    25,238                10,273
                                                 ---------                 ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations                $16,390                   $23,930                $8,067
                                                 =========                 =========             =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             INVESCO V.I.          UIF MID CAP
                                              EQUITY AND              GROWTH
                                              INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT (8)        SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $6,982                $1,057
                                               ---------            ----------
EXPENSES:
 Administrative charges                               --                    --
 Mortality and expense risk charges               (6,066)               (6,001)
                                               ---------            ----------
  Total expenses                                  (6,066)               (6,001)
                                               ---------            ----------
  Net investment income (loss)                       916                (4,944)
                                               ---------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    22,708                14,159
 Net realized gain on distributions                   --                 9,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        75,837               128,025
                                               ---------            ----------
  Net gain (loss) on investments                  98,545               152,175
                                               ---------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $99,461              $147,231
                                               =========            ==========

(8) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          COLUMBIA VARIABLE       COLUMBIA VARIABLE      COLUMBIA VARIABLE      COLUMBIA VARIABLE
                                             PORTFOLIO --            PORTFOLIO --           PORTFOLIO --           PORTFOLIO --
                                        MARSICO INTERNATIONAL      MARSICO FOCUSED        ASSET ALLOCATION           MARSICO
                                          OPPORTUNITIES FUND        EQUITIES FUND               FUND               GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $38,481                 $93,312               $67,980                 $36,548
                                             ------------            ------------            ----------            ------------
EXPENSES:
 Administrative charges                            (4,944)                 (5,341)                   --                  (3,477)
 Mortality and expense risk charges              (144,038)               (295,853)              (41,181)               (221,149)
                                             ------------            ------------            ----------            ------------
  Total expenses                                 (148,982)               (301,194)              (41,181)               (224,626)
                                             ------------            ------------            ----------            ------------
  Net investment income (loss)                   (110,501)               (207,882)               26,799                (188,078)
                                             ------------            ------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    728,453               1,388,094               (94,960)              2,016,101
 Net realized gain on distributions                    --               3,199,231                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,029,623               2,379,231               522,417               2,779,688
                                             ------------            ------------            ----------            ------------
  Net gain (loss) on investments                1,758,076               6,966,556               427,457               4,795,789
                                             ------------            ------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $1,647,575              $6,758,674              $454,256              $4,607,711
                                             ============            ============            ==========            ============

                                          COLUMBIA VARIABLE       COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                             PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                             MARSICO 21ST              DIVIDEND                 INCOME
                                             CENTURY FUND          OPPORTUNITY FUND       OPPORTUNITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (9)(10)
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $15,105                    $ --               $1,039,557
                                             ------------            ------------            -------------
EXPENSES:
 Administrative charges                            (1,424)                     --                   (2,600)
 Mortality and expense risk charges               (48,976)               (150,474)                (114,941)
                                             ------------            ------------            -------------
  Total expenses                                  (50,400)               (150,474)                (117,541)
                                             ------------            ------------            -------------
  Net investment income (loss)                    (35,295)               (150,474)                 922,016
                                             ------------            ------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    402,537                 289,372                  297,556
 Net realized gain on distributions                    --                      --                  314,038
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        814,052               1,896,760               (1,298,773)
                                             ------------            ------------            -------------
  Net gain (loss) on investments                1,216,589               2,186,132                 (687,179)
                                             ------------            ------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $1,181,294              $2,035,658                 $234,837
                                             ============            ============            =============

(9)  Funded as of April 26, 2013.

(10) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio Income Op-portunies Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            COLUMBIA VARIABLE
                                               PORTFOLIO --
                                              MID CAP GROWTH         OPPENHEIMER
                                             OPPORTUNITY FUND       GLOBAL FUND/VA
                                           SUB-ACCOUNT (9)(11)     SUB-ACCOUNT (12)
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $8,637               $8,381
                                                ----------             --------
EXPENSES:
 Administrative charges                             (2,861)                  --
 Mortality and expense risk charges               (131,671)              (9,340)
                                                ----------             --------
  Total expenses                                  (134,532)              (9,340)
                                                ----------             --------
  Net investment income (loss)                    (125,895)                (959)
                                                ----------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (776,420)               4,478
 Net realized gain on distributions              2,628,221                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         321,250              167,927
                                                ----------             --------
  Net gain (loss) on investments                 2,173,051              172,405
                                                ----------             --------
  Net increase (decrease) in net assets
   resulting from operations                    $2,047,156             $171,446
                                                ==========             ========

(9)  Funded as of April 26, 2013.

(11) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio Mid Cap Growth Fund.

(12) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                            PIONEER
                                            PUTNAM VT            PIMCO VIT             PIONEER              MID CAP
                                            SMALL CAP           REAL RETURN            FUND VCT            VALUE VCT
                                            VALUE FUND           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,767              $22,352              $146,038             $1,529
                                             --------            ---------            ----------            -------
EXPENSES:
 Administrative charges                            --                   --                    --                 --
 Mortality and expense risk charges            (4,472)             (20,034)             (221,668)            (2,491)
                                             --------            ---------            ----------            -------
  Total expenses                               (4,472)             (20,034)             (221,668)            (2,491)
                                             --------            ---------            ----------            -------
  Net investment income (loss)                 (1,705)               2,318               (75,630)              (962)
                                             --------            ---------            ----------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (676)              29,381               549,705              1,829
 Net realized gain on distributions             4,710                9,656               655,540                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    109,634             (217,739)            2,857,988             53,117
                                             --------            ---------            ----------            -------
  Net gain (loss) on investments              113,668             (178,702)            4,063,233             54,946
                                             --------            ---------            ----------            -------
  Net increase (decrease) in net
   assets resulting from operations          $111,963            $(176,384)           $3,987,603            $53,984
                                             ========            =========            ==========            =======


                                         JENNISON 20/20                            PRUDENTIAL
                                              FOCUS             JENNISON             VALUE
                                            PORTFOLIO          PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --                $ --                $ --
                                             -------            --------            --------
EXPENSES:
 Administrative charges                           --                  --                  --
 Mortality and expense risk charges           (2,707)            (11,577)             (7,749)
                                             -------            --------            --------
  Total expenses                              (2,707)            (11,577)             (7,749)
                                             -------            --------            --------
  Net investment income (loss)                (2,707)            (11,577)             (7,749)
                                             -------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                46,254             226,386              28,465
 Net realized gain on distributions               --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,901              18,976             104,676
                                             -------            --------            --------
  Net gain (loss) on investments              48,155             245,362             133,141
                                             -------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations          $45,448            $233,785            $125,392
                                             =======            ========            ========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               PRUDENTIAL
                                               SERIES SP
                                             INTERNATIONAL             ROYCE
                                                 GROWTH              SMALL-CAP
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --               $10,727
                                                --------             ---------
EXPENSES:
 Administrative charges                               --                    --
 Mortality and expense risk charges               (1,110)              (12,823)
                                                --------             ---------
  Total expenses                                  (1,110)              (12,823)
                                                --------             ---------
  Net investment income (loss)                    (1,110)               (2,096)
                                                --------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     1,520                40,286
 Net realized gain on distributions                   --                55,757
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        11,182               200,911
                                                --------             ---------
  Net gain (loss) on investments                  12,702               296,954
                                                --------             ---------
  Net increase (decrease) in net assets
   resulting from operations                     $11,592              $294,858
                                                ========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    VICTORY
                                                                   VARIABLE
                                             LEGG MASON            INSURANCE
                                            CLEARBRIDGE           DIVERSIFIED          INVESCO V.I.
                                         APPRECIATION FUND        STOCK FUND          COMSTOCK FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (13)
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,982                $3,396               $2,938
                                              --------             ---------             --------
EXPENSES:
 Administrative charges                             --                    --                   --
 Mortality and expense risk charges             (1,965)               (7,505)              (2,380)
                                              --------             ---------             --------
  Total expenses                                (1,965)               (7,505)              (2,380)
                                              --------             ---------             --------
  Net investment income (loss)                      17                (4,109)                 558
                                              --------             ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,221                29,686                6,703
 Net realized gain on distributions              8,044                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      38,839               129,259               46,912
                                              --------             ---------             --------
  Net gain (loss) on investments                48,104               158,945               53,615
                                              --------             ---------             --------
  Net increase (decrease) in net
   assets resulting from operations            $48,121              $154,836              $54,173
                                              ========             =========             ========


                                                                  WELLS FARGO
                                                                  ADVANTAGE VT
                                            INVESCO V.I.          INDEX ASSET
                                         AMERICAN FRANCHISE     ALLOCATION FUND
                                          SUB-ACCOUNT (14)        SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                       $6,093                $182
                                              ---------              ------
EXPENSES:
 Administrative charges                              --                  --
 Mortality and expense risk charges             (19,247)               (210)
                                              ---------              ------
  Total expenses                                (19,247)               (210)
                                              ---------              ------
  Net investment income (loss)                  (13,154)                (28)
                                              ---------              ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   79,101                  33
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      395,795               1,742
                                              ---------              ------
  Net gain (loss) on investments                474,896               1,775
                                              ---------              ------
  Net increase (decrease) in net
   assets resulting from operations            $461,742              $1,747
                                              =========              ======

(13) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(14) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             WELLS FARGO          WELLS FARGO
                                             ADVANTAGE VT        ADVANTAGE VT
                                             TOTAL RETURN          INTRINSIC
                                              BOND FUND           VALUE FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $246                  $22
                                               --------            ---------
EXPENSES:
 Administrative charges                              --                   --
 Mortality and expense risk charges                (389)                (453)
                                               --------            ---------
  Total expenses                                   (389)                (453)
                                               --------            ---------
  Net investment income (loss)                     (143)                (431)
                                               --------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      566               18,533
 Net realized gain on distributions                 345                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (2,211)             (13,266)
                                               --------            ---------
  Net gain (loss) on investments                 (1,300)               5,267
                                               --------            ---------
  Net increase (decrease) in net assets
   resulting from operations                    $(1,443)              $4,836
                                               ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO         WELLS FARGO        WELLS FARGO
                                             ADVANTAGE VT        ADVANTAGE VT       ADVANTAGE VT       WELLS FARGO
                                            INTERNATIONAL         SMALL CAP          SMALL CAP         ADVANTAGE VT
                                             EQUITY FUND         GROWTH FUND         VALUE FUND      OPPORTUNITY FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $187,575                $ --           $55,765             $21,421
                                              ----------          ----------          --------          ----------
EXPENSES:
 Administrative charges                               --                  --                --                  --
 Mortality and expense risk charges             (116,110)            (50,883)          (95,945)            (67,683)
                                              ----------          ----------          --------          ----------
  Total expenses                                (116,110)            (50,883)          (95,945)            (67,683)
                                              ----------          ----------          --------          ----------
  Net investment income (loss)                    71,465             (50,883)          (40,180)            (46,262)
                                              ----------          ----------          --------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    84,904             260,801           541,390             294,975
 Net realized gain on distributions              389,565             184,005                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       749,446           1,015,668           237,210             969,343
                                              ----------          ----------          --------          ----------
  Net gain (loss) on investments               1,223,915           1,460,474           778,600           1,264,318
                                              ----------          ----------          --------          ----------
  Net increase (decrease) in net assets
   resulting from operations                  $1,295,380          $1,409,591          $738,420          $1,218,056
                                              ==========          ==========          ========          ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY(R) VP     ALLIANCEBERNSTEIN VPS
                                                   CAPITAL                 INTERNATIONAL
                                              APPRECIATION FUND           VALUE PORTFOLIO
                                                 SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(49,989)                  $18,877
 Net realized gain (loss) on security
  transactions                                        308,841                   (24,333)
 Net realized gain on distributions                   159,446                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            634,675                    83,865
                                                 ------------                ----------
 Net increase (decrease) in net assets
  resulting from operations                         1,052,973                    78,409
                                                 ------------                ----------
UNIT TRANSACTIONS:
 Purchases                                             67,203                     4,698
 Net transfers                                       (216,847)                   (8,856)
 Surrenders for benefit payments and
  fees                                               (448,457)                  (17,054)
 Other transactions                                       (30)                       --
 Death benefits                                            --                        --
 Net loan activity                                         --                        --
 Net annuity transactions                                (475)                       --
                                                 ------------                ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (598,606)                  (21,212)
                                                 ------------                ----------
 Net increase (decrease) in net assets                454,367                    57,197
NET ASSETS:
 Beginning of year                                  3,921,409                   384,725
                                                 ------------                ----------
 End of year                                       $4,375,776                  $441,922
                                                 ============                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.        INVESCO V.I.         INVESCO V.I.      ALLIANCEBERNSTEIN VPS
                                        CORE                HIGH                MONEY               GROWTH AND
                                    EQUITY FUND          YIELD FUND          MARKET FUND         INCOME PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (1)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $186             $58,836              $(54,100)             $(5,037)
 Net realized gain (loss) on
  security transactions                 230,324             (10,580)                   --                  300
 Net realized gain on
  distributions                              --                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       678,089              93,623                    --              526,661
                                     ----------          ----------          ------------           ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            908,599             141,879               (54,100)             521,924
                                     ----------          ----------          ------------           ----------
UNIT TRANSACTIONS:
 Purchases                               22,430               3,027               228,244                  560
 Net transfers                          (98,844)           (630,559)           30,000,078               96,492
 Surrenders for benefit
  payments and fees                    (578,191)           (230,200)          (16,583,837)            (234,448)
 Other transactions                         154                  (6)                   11                   --
 Death benefits                         (62,011)             (8,293)           (1,527,523)             (15,509)
 Net loan activity                           --                  --                    --                   --
 Net annuity transactions                 7,631                (351)                   --                   --
                                     ----------          ----------          ------------           ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (708,831)           (866,382)           12,116,973             (152,905)
                                     ----------          ----------          ------------           ----------
 Net increase (decrease) in net
  assets                                199,768            (724,503)           12,062,873              369,019
NET ASSETS:
 Beginning of year                    3,773,246           2,739,545                    --            1,682,399
                                     ----------          ----------          ------------           ----------
 End of year                         $3,973,014          $2,015,042           $12,062,873           $2,051,418
                                     ==========          ==========          ============           ==========

                                 ALLIANCEBERNSTEIN VPS                            STERLING
                                     INTERMEDIATE         AMERICAN FUNDS      CAPITAL STRATEGIC
                                    BOND PORTFOLIO         GROWTH FUND      ALLOCATION EQUITY VIF
                                      SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (2)
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $57,110                 $(793)             $(9,428)
 Net realized gain (loss) on
  security transactions                  (10,129)                4,834             (573,883)
 Net realized gain on
  distributions                           82,261                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (226,159)               67,258              660,874
                                      ----------            ----------           ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             (96,917)               71,299               77,563
                                      ----------            ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                70,366                20,788                2,860
 Net transfers                          (131,557)               21,929           (2,451,645)
 Surrenders for benefit
  payments and fees                     (215,985)              (38,383)             (34,265)
 Other transactions                           --                    --                   (3)
 Death benefits                         (130,336)                   --                   --
 Net loan activity                            --                    --                   --
 Net annuity transactions                 (2,230)                   --                   --
                                      ----------            ----------           ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (409,742)                4,334           (2,483,053)
                                      ----------            ----------           ----------
 Net increase (decrease) in net
  assets                                (506,659)               75,633           (2,405,490)
NET ASSETS:
 Beginning of year                     2,727,040               249,610            2,405,490
                                      ----------            ----------           ----------
 End of year                          $2,220,381              $325,243                 $ --
                                      ==========            ==========           ==========

(1)  Funded as of July 15, 2013.

(2) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                        STERLING
                                         CAPITAL                 STERLING
                                      EQUITY INCOME           CAPITAL SPECIAL
                                 VARIABLE INSURANCE FUND     OPPORTUNITIES VIF
                                     SUB-ACCOUNT (3)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(23,376)               $(104,263)
 Net realized gain (loss) on
  security transactions                   (608,859)                 535,750
 Net realized gain on
  distributions                                 --                  883,001
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,685,525                  403,367
                                       -----------              -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,053,290                1,717,855
                                       -----------              -----------
UNIT TRANSACTIONS:
 Purchases                                  21,879                    5,326
 Net transfers                            (221,655)              (1,118,833)
 Surrenders for benefit
  payments and fees                     (2,139,125)                (466,989)
 Other transactions                           (147)                     126
 Death benefits                           (206,759)                 (11,886)
 Net loan activity                              --                       --
 Net annuity transactions                   10,863                   19,856
                                       -----------              -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,534,944)              (1,572,400)
                                       -----------              -----------
 Net increase (decrease) in
  net assets                              (481,654)                 145,455
NET ASSETS:
 Beginning of year                      13,869,195                7,687,177
                                       -----------              -----------
 End of year                           $13,387,541               $7,832,632
                                       ===========              ===========

(3)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             COLUMBIA VARIABLE         WELLS FARGO
                                     STERLING                                  PORTFOLIO --           ADVANTAGE VT
                                  CAPITAL TOTAL         CALVERT VP SRI         SMALL COMPANY              OMEGA
                                 RETURN BOND VIF      BALANCED PORTFOLIO        GROWTH FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $40,916               $(3,197)              $(80,582)              $(41,161)
 Net realized gain (loss) on
  security transactions                (22,934)               75,329                268,287                431,388
 Net realized gain on
  distributions                         83,595               123,492                     --                274,486
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (196,561)               26,806              1,513,041                484,223
                                    ----------            ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (94,984)              222,430              1,700,746              1,148,936
                                    ----------            ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                 8,419                  5,144                    300
 Net transfers                        (411,144)              (21,897)              (267,584)               (93,538)
 Surrenders for benefit
  payments and fees                   (350,595)             (180,452)              (937,540)              (993,305)
 Other transactions                        (11)                   (1)                   128                     (2)
 Death benefits                        (57,643)                   --               (144,904)              (139,450)
 Net loan activity                          --                    --                     --                     --
 Net annuity transactions              (34,246)               (8,010)                 6,519                 (1,685)
                                    ----------            ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (853,639)             (201,941)            (1,338,237)            (1,227,680)
                                    ----------            ----------            -----------            -----------
 Net increase (decrease) in
  net assets                          (948,623)               20,489                362,509                (78,744)
NET ASSETS:
 Beginning of year                   3,091,915             1,440,472              4,971,786              3,683,159
                                    ----------            ----------            -----------            -----------
 End of year                        $2,143,292            $1,460,961             $5,334,295             $3,604,415
                                    ==========            ==========            ===========            ===========


                                 FIDELITY(R) VIP     FIDELITY(R) VIP       FIDELITY(R) VIP
                                  ASSET MANAGER          GROWTH              CONTRAFUND
                                    PORTFOLIO           PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,856            $(64,960)              $(20,119)
 Net realized gain (loss) on
  security transactions                 10,644             562,227                751,937
 Net realized gain on
  distributions                          4,554               4,688                  3,280
 Net unrealized appreciation
  (depreciation) of
  investments during the year          232,945           1,576,557              2,289,552
                                    ----------         -----------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           254,999           2,078,512              3,024,650
                                    ----------         -----------          -------------
UNIT TRANSACTIONS:
 Purchases                               7,141              85,913                119,724
 Net transfers                            (548)           (308,588)              (126,676)
 Surrenders for benefit
  payments and fees                   (214,192)           (955,530)            (1,138,956)
 Other transactions                          3                  29                    (38)
 Death benefits                             --                  --                     --
 Net loan activity                          --                  --                     (1)
 Net annuity transactions                   --                (376)                   (35)
                                    ----------         -----------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (207,596)         (1,178,552)            (1,145,982)
                                    ----------         -----------          -------------
 Net increase (decrease) in
  net assets                            47,403             899,960              1,878,668
NET ASSETS:
 Beginning of year                   1,892,904           6,688,954             10,739,464
                                    ----------         -----------          -------------
 End of year                        $1,940,307          $7,588,914            $12,618,132
                                    ==========         ===========          =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             FIDELITY(R) VIP       FIDELITY(R) VIP
                                                OVERSEAS            FREEDOM 2020
                                                PORTFOLIO             PORTFOLIO
                                               SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $2,233               $2,627
 Net realized gain (loss) on security
  transactions                                      (8,333)               5,328
 Net realized gain on distributions                  7,016                5,075
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         487,449               38,596
                                               -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        488,365               51,626
                                               -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                          11,205                   --
 Net transfers                                       7,859              165,057
 Surrenders for benefit payments and
  fees                                            (258,299)             (22,905)
 Other transactions                                     (3)                  --
 Death benefits                                         --                   --
 Net loan activity                                      --                   --
 Net annuity transactions                               --                   --
                                               -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                (239,238)             142,152
                                               -----------            ---------
 Net increase (decrease) in net assets             249,127              193,778
NET ASSETS:
 Beginning of year                               1,802,846              307,380
                                               -----------            ---------
 End of year                                    $2,051,973             $501,158
                                               ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP      FIDELITY(R) VIP      FIDELITY(R) VIP      FIDELITY(R) VIP
                                    FREEDOM 2030        FREEDOM 2015         FREEDOM 2025        FREEDOM INCOME
                                     PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (4)
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $705               $2,518                 $615                $116
 Net realized gain (loss) on
  security transactions                    196                4,549                9,190                  --
 Net realized gain on
  distributions                            743                7,136                3,045                  76
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        5,982               42,669               17,981                 158
                                      --------            ---------            ---------             -------
 Net increase (decrease) in net
  assets resulting from
  operations                             7,626               56,872               30,831                 350
                                      --------            ---------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                   --                  --
 Net transfers                          72,376              104,914              141,281              24,345
 Surrenders for benefit
  payments and fees                        (26)             (28,685)             (67,175)                 (1)
 Other transactions                         --                   --                   --                  --
 Death benefits                             --                   --                   --                  --
 Net loan activity                          --                   --                   --                  --
 Net annuity transactions                   --                   --                   --                  --
                                      --------            ---------            ---------             -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          72,350               76,229               74,106              24,344
                                      --------            ---------            ---------             -------
 Net increase (decrease) in net
  assets                                79,976              133,101              104,937              24,694
NET ASSETS:
 Beginning of year                      14,623              434,434               92,352                  --
                                      --------            ---------            ---------             -------
 End of year                           $94,599             $567,535             $197,289             $24,694
                                      ========            =========            =========             =======

                                   FIDELITY(R) VIP        FIDELITY(R) VIP       FIDELITY(R) VIP
                                   FUNDSMANAGER 20%       FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                      PORTFOLIO              PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (5)
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(80)                 $(123)                $(68)
 Net realized gain (loss) on
  security transactions                     990                     28                2,302
 Net realized gain on
  distributions                             222                    176                  127
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (358)                 3,756               (1,156)
                                       --------               --------               ------
 Net increase (decrease) in net
  assets resulting from
  operations                                774                  3,837                1,205
                                       --------               --------               ------
UNIT TRANSACTIONS:
 Purchases                                   --                     --                   --
 Net transfers                               --                     --                   --
 Surrenders for benefit
  payments and fees                     (14,181)                    (4)              (16,289)
 Other transactions                          --                     --                   --
 Death benefits                              --                     --                   --
 Net loan activity                           --                     --                   --
 Net annuity transactions                    --                     --                   --
                                       --------               --------               ------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (14,181)                    (4)              (16,289)
                                       --------               --------               ------
 Net increase (decrease) in net
  assets                                (13,407)                 3,833               (15,084)
NET ASSETS:
 Beginning of year                       22,863                 28,989               15,084
                                       --------               --------               ------
 End of year                             $9,456                $32,822                 $ --
                                       ========               ========               ======

(4)  Funded as of May 13, 2013.

(5)  Not funded as of December 31, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              FIDELITY(R) VIP         FIDELITY(R) VIP
                                             FUNDSMANAGER 70%        FUNDSMANAGER 85%
                                                 PORTFOLIO               PORTFOLIO
                                                SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $(16)                   $(4)
 Net realized gain (loss) on security
  transactions                                         479                      2
 Net realized gain on distributions                    139                     12
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           2,024                    208
                                                 ---------                -------
 Net increase (decrease) in net assets
  resulting from operations                          2,626                    218
                                                 ---------                -------
UNIT TRANSACTIONS:
 Purchases                                             215                    215
 Net transfers                                      11,868                     --
 Surrenders for benefit payments and
  fees                                                 (10)                    (1)
 Other transactions                                     --                     --
 Death benefits                                         --                     --
 Net loan activity                                      --                     --
 Net annuity transactions                               --                     --
                                                 ---------                -------
 Net increase (decrease) in net assets
  resulting from unit transactions                  12,073                    214
                                                 ---------                -------
 Net increase (decrease) in net assets              14,699                    432
NET ASSETS:
 Beginning of year                                   4,256                    744
                                                 ---------                -------
 End of year                                       $18,955                 $1,176
                                                 =========                =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          HARTFORD               HARTFORD
                                               FRANKLIN             HARTFORD                TOTAL                CAPITAL
                                                INCOME              BALANCED             RETURN BOND           APPRECIATION
                                           SECURITIES FUND          HLS FUND              HLS FUND               HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $112,491               $872,532           $11,430,995            $(7,786,280)
 Net realized gain (loss) on security
  transactions                                     (5,040)            48,203,491             5,291,890            115,501,907
 Net realized gain on distributions                    --                     --                    --              4,110,232
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        131,473            140,351,017           (32,059,274)           377,148,478
                                             ------------       ----------------       ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from operations                       238,924            189,427,040           (15,336,389)           488,974,337
                                             ------------       ----------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                          2,861              6,114,400             2,472,593              7,552,871
 Net transfers                                    148,204             (3,689,988)          (19,727,718)           (56,829,093)
 Surrenders for benefit payments and
  fees                                           (276,530)          (162,367,752)          (98,791,334)          (230,574,614)
 Other transactions                                     1                 26,932                 7,164                  8,165
 Death benefits                                        --            (31,411,851)          (12,982,719)           (33,071,299)
 Net loan activity                                     --                     --                    (1)                    (1)
 Net annuity transactions                              --                777,855             1,251,417              2,283,234
                                             ------------       ----------------       ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (125,464)          (190,550,404)         (127,770,598)          (310,630,737)
                                             ------------       ----------------       ---------------       ----------------
 Net increase (decrease) in net assets            113,460             (1,123,364)         (143,106,987)           178,343,600
NET ASSETS:
 Beginning of year                              1,984,696          1,048,363,693           565,319,207          1,449,743,721
                                             ------------       ----------------       ---------------       ----------------
 End of year                                   $2,098,156         $1,047,240,329          $422,212,220         $1,628,087,321
                                             ============       ================       ===============       ================

                                           HARTFORD
                                           DIVIDEND                  HARTFORD            HARTFORD
                                          AND GROWTH              GLOBAL RESEARCH       HEALTHCARE
                                           HLS FUND                  HLS FUND            HLS FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $2,792,201                  $(2,480)          $(373,639)
 Net realized gain (loss) on security
  transactions                               61,624,872                1,127,180           4,120,732
 Net realized gain on distributions          19,380,891                       --           2,456,063
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  106,449,394                3,067,959           9,283,242
                                        ---------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 190,247,358                4,192,659          15,486,398
                                        ---------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    4,254,014                   43,557              53,565
 Net transfers                              (16,599,850)                (487,534)         (1,595,697)
 Surrenders for benefit payments and
  fees                                     (126,254,636)              (2,777,780)         (6,708,048)
 Other transactions                                (187)                    (313)               (227)
 Death benefits                             (18,103,496)                (380,885)           (537,340)
 Net loan activity                                   (1)                      --                  --
 Net annuity transactions                     1,678,858                    9,474              (7,091)
                                        ---------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (155,025,298)              (3,593,481)         (8,794,838)
                                        ---------------            -------------       -------------
 Net increase (decrease) in net assets       35,222,060                  599,178           6,691,560
NET ASSETS:
 Beginning of year                          698,468,502               17,103,434          34,485,122
                                        ---------------            -------------       -------------
 End of year                               $733,690,562              $17,702,612         $41,176,682
                                        ===============            =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                             HARTFORD           DISCIPLINED
                                          GLOBAL GROWTH            EQUITY
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(662,574)           $(663,521)
 Net realized gain (loss) on security
  transactions                                 4,678,743            8,731,322
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    19,925,296           19,684,785
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   23,941,465           27,752,586
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       610,314              560,593
 Net transfers                                (3,193,644)          (2,183,127)
 Surrenders for benefit payments and
  fees                                       (15,728,467)         (19,105,266)
 Other transactions                               (1,271)              (2,150)
 Death benefits                               (1,773,224)          (1,964,233)
 Net loan activity                                    --                   --
 Net annuity transactions                         69,777              109,067
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (20,016,515)         (22,585,116)
                                          --------------       --------------
 Net increase (decrease) in net assets         3,924,950            5,167,470
NET ASSETS:
 Beginning of year                            79,561,876           92,089,204
                                          --------------       --------------
 End of year                                 $83,486,826          $97,256,674
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                          HARTFORD           GROWTH            HARTFORD          HARTFORD
                                           GROWTH         OPPORTUNITIES       HIGH YIELD          INDEX
                                          HLS FUND          HLS FUND           HLS FUND          HLS FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(746,892)      $(1,242,681)        $6,519,229          $606,961
 Net realized gain (loss) on security
  transactions                             4,600,157         7,769,962         (1,307,996)       16,020,314
 Net realized gain on distributions               --                --                 --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                10,659,872        17,164,419           (268,949)       29,489,415
                                        ------------      ------------       ------------      ------------
 Net increase (decrease) in net assets
  resulting from operations               14,513,137        23,691,700          4,942,284        46,116,690
                                        ------------      ------------       ------------      ------------
UNIT TRANSACTIONS:
 Purchases                                   258,011           550,651            451,770         1,054,958
 Net transfers                            (1,537,368)       (2,714,814)        (5,911,556)       (3,076,487)
 Surrenders for benefit payments and
  fees                                    (9,301,775)      (14,976,836)       (23,449,854)      (24,657,941)
 Other transactions                             (361)             (420)               620              (951)
 Death benefits                             (976,593)       (1,614,953)        (2,820,685)       (3,655,318)
 Net loan activity                                --                --                 --                --
 Net annuity transactions                     56,232           212,003            439,302           (73,791)
                                        ------------      ------------       ------------      ------------
 Net increase (decrease) in net assets
  resulting from unit transactions       (11,501,854)      (18,544,369)       (31,290,403)      (30,409,530)
                                        ------------      ------------       ------------      ------------
 Net increase (decrease) in net assets     3,011,283         5,147,331        (26,348,119)       15,707,160
NET ASSETS:
 Beginning of year                        49,398,714        79,127,667        121,751,909       164,738,979
                                        ------------      ------------       ------------      ------------
 End of year                             $52,409,997       $84,274,998        $95,403,790      $180,446,139
                                        ============      ============       ============      ============

                                          HARTFORD               HARTFORD
                                        INTERNATIONAL         SMALL/MID CAP        HARTFORD
                                        OPPORTUNITIES             EQUITY            MIDCAP
                                          HLS FUND               HLS FUND          HLS FUND
                                         SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,670,328               $(49,913)      $(1,960,716)
 Net realized gain (loss) on security
  transactions                            13,622,579              2,845,433        17,645,018
 Net realized gain on distributions               --              1,603,510         6,504,980
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                32,994,361              2,790,128        32,130,957
                                        ------------           ------------      ------------
 Net increase (decrease) in net assets
  resulting from operations               48,287,268              7,189,158        54,320,239
                                        ------------           ------------      ------------
UNIT TRANSACTIONS:
 Purchases                                 1,402,637                211,603           353,693
 Net transfers                            (6,338,693)             3,152,787        (5,461,927)
 Surrenders for benefit payments and
  fees                                   (45,690,167)            (5,642,757)      (21,073,779)
 Other transactions                           (2,558)                   722              (948)
 Death benefits                           (5,999,344)              (335,843)       (3,660,919)
 Net loan activity                                (1)                    --                --
 Net annuity transactions                  1,044,699                155,446           238,151
                                        ------------           ------------      ------------
 Net increase (decrease) in net assets
  resulting from unit transactions       (55,583,427)            (2,458,042)      (29,605,729)
                                        ------------           ------------      ------------
 Net increase (decrease) in net assets    (7,296,159)             4,731,116        24,714,510
NET ASSETS:
 Beginning of year                       276,679,761             21,107,459       154,714,644
                                        ------------           ------------      ------------
 End of year                            $269,383,602            $25,838,575      $179,429,154
                                        ============           ============      ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD                  HARTFORD
                                           MIDCAP VALUE            ULTRASHORT BOND
                                             HLS FUND                  HLS FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT (6)
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(393,259)              $(2,042,713)
 Net realized gain (loss) on security
  transactions                                 8,103,148                    (2,256)
 Net realized gain on distributions                   --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    27,141,645                   (23,337)
                                          --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                   34,851,534                (2,068,306)
                                          --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                       752,896                 1,550,224
 Net transfers                                    29,098                40,458,038
 Surrenders for benefit payments and
  fees                                       (21,568,496)              (70,186,014)
 Other transactions                                  (77)                      716
 Death benefits                               (2,601,598)               (5,078,374)
 Net loan activity                                    --                        --
 Net annuity transactions                        644,978                    87,908
                                          --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (22,743,199)              (33,167,502)
                                          --------------            --------------
 Net increase (decrease) in net assets        12,108,335               (35,235,808)
NET ASSETS:
 Beginning of year                           116,362,266               156,530,238
                                          --------------            --------------
 End of year                                $128,470,601              $121,294,430
                                          ==============            ==============

(6)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                         HARTFORD
                                       HARTFORD               HARTFORD            HARTFORD            U.S. GOVERNMENT
                                     SMALL COMPANY         SMALLCAP GROWTH         STOCK                SECURITIES
                                       HLS FUND               HLS FUND            HLS FUND               HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,399,577)             $(993,919)         $3,036,709             $1,193,303
 Net realized gain (loss) on
  security transactions                 13,001,712             11,613,443          39,706,581             (2,301,148)
 Net realized gain on
  distributions                          7,952,405              9,307,868                  --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       18,129,481              8,242,741         111,623,868             (4,154,225)
                                     -------------          -------------      --------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                            37,684,021             28,170,133         154,367,158             (5,262,070)
                                     -------------          -------------      --------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 445,767                467,532           3,378,038              1,291,090
 Net transfers                          (3,885,044)              (715,072)        (14,057,462)            (7,016,043)
 Surrenders for benefit
  payments and fees                    (17,175,846)           (16,093,931)        (82,985,668)           (30,942,395)
 Other transactions                          7,902                 (1,349)             (5,393)                 1,411
 Death benefits                         (2,771,271)            (1,391,600)        (12,341,058)            (5,731,221)
 Net loan activity                              --                     --                  --                     --
 Net annuity transactions                  109,749                224,839            (111,451)                 1,902
                                     -------------          -------------      --------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (23,268,743)           (17,509,581)       (106,122,994)           (42,395,256)
                                     -------------          -------------      --------------          -------------
 Net increase (decrease) in net
  assets                                14,415,278             10,660,552          48,244,164            (47,657,326)
NET ASSETS:
 Beginning of year                      98,044,142             73,697,224         548,666,998            183,118,500
                                     -------------          -------------      --------------          -------------
 End of year                          $112,459,420            $84,357,776        $596,911,162           $135,461,174
                                     =============          =============      ==============          =============


                                   HARTFORD             HUNTINGTON VA          HUNTINGTON VA
                                     VALUE                 INCOME                DIVIDEND
                                   HLS FUND              EQUITY FUND           CAPTURE FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (7)
-------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $81,456               $125,582                $86,479
 Net realized gain (loss) on
  security transactions              8,928,056                252,557                352,076
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   19,337,280                818,151                905,356
                                 -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                        28,346,792              1,196,290              1,343,911
                                 -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                             686,089                 26,790                 88,272
 Net transfers                      (2,990,933)               (58,834)              (236,991)
 Surrenders for benefit
  payments and fees                (19,775,000)            (1,686,796)            (2,449,240)
 Other transactions                        (57)                   (21)                   969
 Death benefits                     (2,203,856)              (127,891)              (132,337)
 Net loan activity                          --                     --                     --
 Net annuity transactions              403,468                  8,054                 (2,127)
                                 -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                     (23,880,289)            (1,838,698)            (2,731,454)
                                 -------------          -------------          -------------
 Net increase (decrease) in net
  assets                             4,466,503               (642,408)            (1,387,543)
NET ASSETS:
 Beginning of year                 103,633,036              6,180,452              8,397,461
                                 -------------          -------------          -------------
 End of year                      $108,099,539             $5,538,044             $7,009,918
                                 =============          =============          =============

(7) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     HUNTINGTON VA
                                              HUNTINGTON VA            MID CORP
                                               GROWTH FUND           AMERICA FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(20,529)              $(51,827)
 Net realized gain (loss) on security
  transactions                                     202,462                858,864
 Net realized gain on distributions                     --                319,747
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         661,182                432,026
                                               -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                        843,115              1,558,810
                                               -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                          13,097                 50,550
 Net transfers                                    (123,549)              (182,518)
 Surrenders for benefit payments and
  fees                                          (1,208,677)            (1,717,914)
 Other transactions                                      7                     51
 Death benefits                                    (25,500)               (46,342)
 Net loan activity                                      --                     --
 Net annuity transactions                               --                     --
                                               -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,344,622)            (1,896,173)
                                               -----------            -----------
 Net increase (decrease) in net assets            (501,507)              (337,363)
NET ASSETS:
 Beginning of year                               3,284,867              5,812,872
                                               -----------            -----------
 End of year                                    $2,783,360             $5,475,509
                                               ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HUNTINGTON VA        HUNTINGTON VA        HUNTINGTON VA
                                      ROTATING           INTERNATIONAL          MORTGAGE           HUNTINGTON VA
                                    MARKETS FUND          EQUITY FUND        SECURITIES FUND         SITUS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(8,597)             $(1,243)              $1,008              $(20,921)
 Net realized gain (loss) on
  security transactions                 104,309               12,200                8,730               237,582
 Net realized gain on
  distributions                          82,863                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        14,515              152,981              (20,013)              199,796
                                      ---------            ---------            ---------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            193,090              163,938              (10,275)              416,457
                                      ---------            ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                6,707                6,437                3,450                17,505
 Net transfers                          (80,966)             (31,835)             (32,540)              (76,384)
 Surrenders for benefit
  payments and fees                    (252,460)            (148,700)            (112,941)             (370,146)
 Other transactions                          --                   (5)                   1                    24
 Death benefits                          (6,267)             (27,285)             (23,774)              (23,063)
 Net loan activity                           --                   --                   --                    --
 Net annuity transactions                    --                   --                   --                    --
                                      ---------            ---------            ---------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (332,986)            (201,388)            (165,804)             (452,064)
                                      ---------            ---------            ---------            ----------
 Net increase (decrease) in net
  assets                               (139,896)             (37,450)            (176,079)              (35,607)
NET ASSETS:
 Beginning of year                    1,048,175              892,154              412,386             1,592,365
                                      ---------            ---------            ---------            ----------
 End of year                           $908,279             $854,704             $236,307            $1,556,758
                                      =========            =========            =========            ==========

                                         BLACKROCK               BLACKROCK            UIF U.S.
                                           GLOBAL                LARGE CAP           REAL ESTATE
                                  OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND        PORTFOLIO
                                        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,242)               $(1,308)             $(2,206)
 Net realized gain (loss) on
  security transactions                      19,906                 18,043              (18,909)
 Net realized gain on
  distributions                                  --                  3,466                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (2,274)                 3,729               29,182
                                          ---------               --------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                                 16,390                 23,930                8,067
                                          ---------               --------            ---------
UNIT TRANSACTIONS:
 Purchases                                       --                     --               58,063
 Net transfers                               25,531                   (140)             (53,221)
 Surrenders for benefit
  payments and fees                         (53,261)               (62,679)            (111,240)
 Other transactions                              --                     --                   --
 Death benefits                                  --                     --                   --
 Net loan activity                               --                     --                   --
 Net annuity transactions                        --                     --                   --
                                          ---------               --------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (27,730)               (62,819)            (106,398)
                                          ---------               --------            ---------
 Net increase (decrease) in net
  assets                                    (11,340)               (38,889)             (98,331)
NET ASSETS:
 Beginning of year                           59,363                 86,310              552,360
                                          ---------               --------            ---------
 End of year                                $48,023                $47,421             $454,029
                                          =========               ========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              INVESCO V.I.           UIF MID CAP
                                               EQUITY AND               GROWTH
                                               INCOME FUND            PORTFOLIO
                                             SUB-ACCOUNT (8)         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $916               $(4,944)
 Net realized gain (loss) on security
  transactions                                      22,708                14,159
 Net realized gain on distributions                     --                 9,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          75,837               128,025
                                               -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         99,461               147,231
                                               -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                           1,045                35,028
 Net transfers                                     119,345               (20,841)
 Surrenders for benefit payments and
  fees                                            (118,261)              (66,262)
 Other transactions                                     --                    --
 Death benefits                                         --                    --
 Net loan activity                                      --                    --
 Net annuity transactions                               --                    --
                                               -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                   2,129               (52,075)
                                               -----------            ----------
 Net increase (decrease) in net assets             101,590                95,156
NET ASSETS:
 Beginning of year                                 410,529               461,837
                                               -----------            ----------
 End of year                                      $512,119              $556,993
                                               ===========            ==========

(8) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE      COLUMBIA VARIABLE   COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                      PORTFOLIO --          PORTFOLIO --         PORTFOLIO --        PORTFOLIO --
                                 MARSICO INTERNATIONAL     MARSICO FOCUSED     ASSET ALLOCATION         MARSICO
                                   OPPORTUNITIES FUND       EQUITIES FUND            FUND             GROWTH FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(110,501)             $(207,882)            $26,799            $(188,078)
 Net realized gain (loss) on
  security transactions                   728,453              1,388,094             (94,960)           2,016,101
 Net realized gain on
  distributions                                --              3,199,231                  --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,029,623              2,379,231             522,417            2,779,688
                                      -----------            -----------          ----------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            1,647,575              6,758,674             454,256            4,607,711
                                      -----------            -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                 18,795                 63,068               8,434               55,084
 Net transfers                           (394,106)              (889,722)            142,909           (1,134,419)
 Surrenders for benefit
  payments and fees                    (1,822,541)            (3,274,520)           (604,656)          (2,119,082)
 Other transactions                           157                    240                  (1)                 746
 Death benefits                          (243,338)              (643,763)           (169,186)            (482,172)
 Net loan activity                             --                     --                  --                   --
 Net annuity transactions                   9,000                105,582                 350               64,877
                                      -----------            -----------          ----------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (2,432,033)            (4,639,115)           (622,150)          (3,614,966)
                                      -----------            -----------          ----------          -----------
 Net increase (decrease) in net
  assets                                 (784,458)             2,119,559            (167,894)             992,745
NET ASSETS:
 Beginning of year                     10,122,780             20,911,159           3,080,384           15,069,644
                                      -----------            -----------          ----------          -----------
 End of year                           $9,338,322            $23,030,718          $2,912,490          $16,062,389
                                      ===========            ===========          ==========          ===========

                                  COLUMBIA VARIABLE    COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                    PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                                    MARSICO 21ST           DIVIDEND              INCOME
                                    CENTURY FUND       OPPORTUNITY FUND    OPPORTUNITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (9)(10)
-------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,295)           $(150,474)            $922,016
 Net realized gain (loss) on
  security transactions                  402,537              289,372              297,556
 Net realized gain on
  distributions                               --                   --              314,038
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        814,052            1,896,760           (1,298,773)
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                           1,181,294            2,035,658              234,837
                                     -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                13,987               13,947               18,529
 Net transfers                          (201,012)             280,541             (332,870)
 Surrenders for benefit
  payments and fees                     (639,133)          (1,590,480)          (1,285,647)
 Other transactions                          138                  (14)                 (40)
 Death benefits                          (72,066)            (310,931)            (312,279)
 Net loan activity                            --                   --                   --
 Net annuity transactions                 (3,487)              17,605                1,979
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (901,573)          (1,589,332)          (1,910,328)
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets                                 279,721              446,326           (1,675,491)
NET ASSETS:
 Beginning of year                     3,281,901            8,936,226            8,097,956
                                     -----------          -----------          -----------
 End of year                          $3,561,622           $9,382,552           $6,422,465
                                     ===========          ===========          ===========

(9)  Funded as of April 26, 2013.

(10) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio Income Opportunies Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE
                                    PORTFOLIO --
                                   MID CAP GROWTH          OPPENHEIMER
                                  OPPORTUNITY FUND       GLOBAL FUND/VA
                                 SUB-ACCOUNT (9)(11)    SUB-ACCOUNT (12)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(125,895)               $(959)
 Net realized gain (loss) on
  security transactions                 (776,420)               4,478
 Net realized gain on
  distributions                        2,628,221                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            321,250              167,927
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,047,156              171,446
                                     -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 7,487                1,071
 Net transfers                          (910,108)             113,070
 Surrenders for benefit
  payments and fees                   (1,248,093)             (27,229)
 Other transactions                          227                   --
 Death benefits                         (137,439)                  --
 Net loan activity                            --                   --
 Net annuity transactions                  4,780                   --
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,283,146)              86,912
                                     -----------            ---------
 Net increase (decrease) in
  net assets                            (235,990)             258,358
NET ASSETS:
 Beginning of year                     8,139,823              654,378
                                     -----------            ---------
 End of year                          $7,903,833             $912,736
                                     ===========            =========

(9)  Funded as of April 26, 2013.

(11) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio Mid Cap Growth Fund.

(12) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    PIONEER
                                    PUTNAM VT             PIMCO VIT          PIONEER                MID CAP
                                    SMALL CAP            REAL RETURN         FUND VCT              VALUE VCT
                                   VALUE FUND             PORTFOLIO         PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,705)                $2,318           $(75,630)               $(962)
 Net realized gain (loss) on
  security transactions                  (676)                29,381            549,705                1,829
 Net realized gain on
  distributions                         4,710                  9,656            655,540                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         109,634               (217,739)         2,857,988               53,117
                                    ---------            -----------       ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                          111,963               (176,384)         3,987,603               53,984
                                    ---------            -----------       ------------            ---------
UNIT TRANSACTIONS:
 Purchases                             42,092                  7,802             27,880                3,611
 Net transfers                        103,177               (340,810)          (514,666)              22,628
 Surrenders for benefit
  payments and fees                   (50,452)              (302,545)        (3,432,461)             (18,872)
 Other transactions                        --                     (4)               425                   --
 Death benefits                            --                     --           (494,557)                  --
 Net loan activity                         --                     --                 --                   --
 Net annuity transactions                  --                     --             50,375                   --
                                    ---------            -----------       ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    94,817               (635,557)        (4,363,004)               7,367
                                    ---------            -----------       ------------            ---------
 Net increase (decrease) in
  net assets                          206,780               (811,941)          (375,401)              61,351
NET ASSETS:
 Beginning of year                    245,827              2,004,403         14,731,659              166,792
                                    ---------            -----------       ------------            ---------
 End of year                         $452,607             $1,192,462        $14,356,258             $228,143
                                    =========            ===========       ============            =========


                                 JENNISON 20/20                              PRUDENTIAL
                                      FOCUS              JENNISON               VALUE
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,707)            $(11,577)             $(7,749)
 Net realized gain (loss) on
  security transactions                46,254              226,386               28,465
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,901               18,976              104,676
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           45,448              233,785              125,392
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                   --
 Net transfers                        (93,585)            (696,675)                  --
 Surrenders for benefit
  payments and fees                   (19,820)             (31,759)             (45,020)
 Other transactions                        --                  113                   (4)
 Death benefits                       (23,353)                  --              (96,409)
 Net loan activity                         --                   --                   --
 Net annuity transactions                  --                 (328)                  --
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (136,758)            (728,649)            (141,433)
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                          (91,310)            (494,864)             (16,041)
NET ASSETS:
 Beginning of year                    231,650            1,084,910              442,775
                                    ---------            ---------            ---------
 End of year                         $140,340             $590,046             $426,734
                                    =========            =========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              PRUDENTIAL
                                               SERIES SP
                                             INTERNATIONAL             ROYCE
                                                GROWTH               SMALL-CAP
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(1,110)                $(2,096)
 Net realized gain (loss) on security
  transactions                                     1,520                  40,286
 Net realized gain on distributions                   --                  55,757
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        11,182                 200,911
                                               ---------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       11,592                 294,858
                                               ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                            --                  40,254
 Net transfers                                       435                 (96,855)
 Surrenders for benefit payments and
  fees                                            (6,411)                (90,942)
 Other transactions                                   --                      --
 Death benefits                                  (14,791)                     --
 Net loan activity                                    --                      --
 Net annuity transactions                             --                      --
                                               ---------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (20,767)               (147,543)
                                               ---------            ------------
 Net increase (decrease) in net assets            (9,175)                147,315
NET ASSETS:
 Beginning of year                                85,000                 961,691
                                               ---------            ------------
 End of year                                     $75,825              $1,109,006
                                               =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       VICTORY
                                                                      VARIABLE
                                              LEGG MASON              INSURANCE
                                             CLEARBRIDGE             DIVERSIFIED           INVESCO V.I.
                                          APPRECIATION FUND          STOCK FUND           COMSTOCK FUND
   SET MRLNOTABLESHADING           SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (13)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $17                 $(4,109)                 $558
 Net realized gain (loss) on security
  transactions                                     1,221                  29,686                 6,703
 Net realized gain on distributions                8,044                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        38,839                 129,259                46,912
                                              ----------             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       48,121                 154,836                54,173
                                              ----------             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            --                     124                 1,796
 Net transfers                                        --                   1,590                62,533
 Surrenders for benefit payments and
  fees                                               (26)               (107,293)              (31,088)
 Other transactions                                   --                      --                    --
 Death benefits                                       --                 (26,545)                   --
 Net loan activity                                    --                      --                    --
 Net annuity transactions                             --                    (290)                   --
                                              ----------             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (26)               (132,414)               33,241
                                              ----------             -----------            ----------
 Net increase (decrease) in net assets            48,095                  22,422                87,414
NET ASSETS:
 Beginning of year                               171,894                 520,407               150,885
                                              ----------             -----------            ----------
 End of year                                    $219,989                $542,829              $238,299
                                              ==========             ===========            ==========


                                                                    WELLS FARGO
                                                                   ADVANTAGE VT
                                             INVESCO V.I.           INDEX ASSET
                                          AMERICAN FRANCHISE      ALLOCATION FUND
   SET MRLNOTABLESHADING         SUB-ACCOUNT (14)         SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(13,154)                $(28)
 Net realized gain (loss) on security
  transactions                                     79,101                   33
 Net realized gain on distributions                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        395,795                1,742
                                             ------------            ---------
 Net increase (decrease) in net assets
  resulting from operations                       461,742                1,747
                                             ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                          5,200                   --
 Net transfers                                   (460,594)                  --
 Surrenders for benefit payments and
  fees                                           (234,821)                  (8)
 Other transactions                                    --                   --
 Death benefits                                    (7,262)                  --
 Net loan activity                                     --                   --
 Net annuity transactions                          (1,186)                  --
                                             ------------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               (698,663)                  (8)
                                             ------------            ---------
 Net increase (decrease) in net assets           (236,921)               1,739
NET ASSETS:
 Beginning of year                              1,597,939               10,053
                                             ------------            ---------
 End of year                                   $1,361,018              $11,792
                                             ============            =========

(13) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(14) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              WELLS FARGO          WELLS FARGO
                                             ADVANTAGE VT         ADVANTAGE VT
                                             TOTAL RETURN           INTRINSIC
                                               BOND FUND           VALUE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(143)               $(431)
 Net realized gain (loss) on security
  transactions                                       566               18,533
 Net realized gain on distributions                  345                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (2,211)             (13,266)
                                               ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                       (1,443)               4,836
                                               ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                            --                   --
 Net transfers                                   (18,246)             (47,090)
 Surrenders for benefit payments and
  fees                                                (6)                  (4)
 Other transactions                                   (1)                  --
 Death benefits                                       --                   --
 Net loan activity                                    --                   --
 Net annuity transactions                             --                   --
                                               ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               (18,253)             (47,094)
                                               ---------            ---------
 Net increase (decrease) in net assets           (19,696)             (42,258)
NET ASSETS:
 Beginning of year                                30,577               44,551
                                               ---------            ---------
 End of year                                     $10,881               $2,293
                                               =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       WELLS FARGO             WELLS FARGO              WELLS FARGO
                                      ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT             WELLS FARGO
                                      INTERNATIONAL             SMALL CAP                SMALL CAP              ADVANTAGE VT
                                       EQUITY FUND             GROWTH FUND              VALUE FUND            OPPORTUNITY FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $71,465                $(50,883)                $(40,180)               $(46,262)
 Net realized gain (loss) on
  security transactions                      84,904                 260,801                  541,390                 294,975
 Net realized gain on
  distributions                             389,565                 184,005                       --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           749,446               1,015,668                  237,210                 969,343
                                      -------------            ------------            -------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              1,295,380               1,409,591                  738,420               1,218,056
                                      -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   19,995                  10,378                    8,864                     658
 Net transfers                             (314,249)                 68,146                 (106,921)                (46,197)
 Surrenders for benefit
  payments and fees                      (1,192,982)               (416,343)              (1,251,538)               (564,407)
 Other transactions                              12                      --                      (98)                   (396)
 Death benefits                            (280,530)               (139,253)                (173,871)               (100,838)
 Net loan activity                               --                      --                       --                      --
 Net annuity transactions                   (10,372)                 32,575                      628                  (7,510)
                                      -------------            ------------            -------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (1,778,126)               (444,497)              (1,522,936)               (718,690)
                                      -------------            ------------            -------------            ------------
 Net increase (decrease) in net
  assets                                   (482,746)                965,094                 (784,516)                499,366
NET ASSETS:
 Beginning of year                        8,133,848               3,156,776                6,080,729               4,505,827
                                      -------------            ------------            -------------            ------------
 End of year                             $7,651,102              $4,121,870               $5,296,213              $5,005,193
                                      =============            ============            =============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 STERLING                 STERLING
                                              CAPITAL SPECIAL           CAPITAL TOTAL
                                             OPPORTUNITIES VIF         RETURN BOND VIF
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(104,503)                 $42,393
 Net realized gain (loss) on security
  transactions                                       891,595                   57,647
 Net realized gain on distributions                  371,640                   97,407
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           (15,478)                 (42,988)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        1,143,254                  154,459
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            40,454                    1,330
 Net transfers                                      (977,681)                 (92,195)
 Surrenders for benefit payments and
  fees                                            (1,921,081)                (910,245)
 Other transactions                                       64                      365
 Death benefits                                      (76,153)                      --
 Net loan activity                                        --                       --
 Net annuity transactions                                 --                  (35,892)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,934,397)              (1,036,637)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,791,143)                (882,178)
NET ASSETS:
 Beginning of year                                 9,478,320                3,974,093
                                               -------------            -------------
 End of year                                      $7,687,177               $3,091,915
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       COLUMBIA VARIABLE          WELLS FARGO
                                                         PORTFOLIO --             ADVANTAGE VT          FIDELITY(R) VIP
                                CALVERT VP SRI           SMALL COMPANY               OMEGA               ASSET MANAGER
                              BALANCED PORTFOLIO          GROWTH FUND             GROWTH FUND              PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(1,404)                $(90,947)               $(57,438)                 $5,814
 Net realized gain (loss)
  on security transactions             51,208                  (93,486)                220,091                 (11,514)
 Net realized gain on
  distributions                            --                       --                 255,192                  13,934
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 86,514                  760,412                 243,424                 199,310
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     136,318                  575,979                 661,269                 207,544
                                 ------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              7,533                   55,472                  19,315                  12,093
 Net transfers                        (39,707)                (170,179)               (150,937)                  3,564
 Surrenders for benefit
  payments and fees                  (169,261)              (1,276,402)               (450,847)               (269,262)
 Other transactions                        (2)                     (61)                    110                       2
 Death benefits                            --                 (155,179)                (94,637)                     --
 Net loan activity                         --                       --                      --                      --
 Net annuity transactions              (9,228)                   8,765                  (1,644)                     --
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (210,665)              (1,537,584)               (678,640)               (253,603)
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets                       (74,347)                (961,605)                (17,371)                (46,059)
NET ASSETS:
 Beginning of year                  1,514,819                5,933,391               3,700,530               1,938,963
                                 ------------            -------------            ------------            ------------
 End of year                       $1,440,472               $4,971,786              $3,683,159              $1,892,904
                                 ============            =============            ============            ============


                            FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                GROWTH              CONTRAFUND                 OVERSEAS
                               PORTFOLIO             PORTFOLIO                PORTFOLIO
                              SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $(46,364)               $3,009                  $11,459
 Net realized gain (loss)
  on security transactions         410,023             1,020,146                  (85,065)
 Net realized gain on
  distributions                         --                    --                    5,821
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             532,480               591,569                  387,673
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                  896,139             1,614,724                  319,888
                             -------------         -------------             ------------
UNIT TRANSACTIONS:
 Purchases                          46,818                93,263                   13,787
 Net transfers                    (177,421)             (411,285)                (136,636)
 Surrenders for benefit
  payments and fees               (923,857)           (1,938,797)                (218,861)
 Other transactions                    (73)                  (42)                       3
 Death benefits                         --                    --                       --
 Net loan activity                      --                    (4)                      --
 Net annuity transactions             (738)                  (32)                      --
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (1,055,271)           (2,256,897)                (341,707)
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets                   (159,132)             (642,173)                 (21,819)
NET ASSETS:
 Beginning of year               6,848,086            11,381,637                1,824,665
                             -------------         -------------             ------------
 End of year                    $6,688,954           $10,739,464               $1,802,846
                             =============         =============             ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 STERLING                 STERLING
                                              CAPITAL SPECIAL           CAPITAL TOTAL
                                             OPPORTUNITIES VIF         RETURN BOND VIF
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(104,503)                 $42,393
 Net realized gain (loss) on security
  transactions                                       891,595                   57,647
 Net realized gain on distributions                  371,640                   97,407
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           (15,478)                 (42,988)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        1,143,254                  154,459
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            40,454                    1,330
 Net transfers                                      (977,681)                 (92,195)
 Surrenders for benefit payments and
  fees                                            (1,921,081)                (910,245)
 Other transactions                                       64                      365
 Death benefits                                      (76,153)                      --
 Net loan activity                                        --                       --
 Net annuity transactions                                 --                  (35,892)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,934,397)              (1,036,637)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,791,143)                (882,178)
NET ASSETS:
 Beginning of year                                 9,478,320                3,974,093
                                               -------------            -------------
 End of year                                      $7,687,177               $3,091,915
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       COLUMBIA VARIABLE          WELLS FARGO
                                                         PORTFOLIO --             ADVANTAGE VT          FIDELITY(R) VIP
                                CALVERT VP SRI           SMALL COMPANY               OMEGA               ASSET MANAGER
                              BALANCED PORTFOLIO          GROWTH FUND             GROWTH FUND              PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(1,404)                $(90,947)               $(57,438)                 $5,814
 Net realized gain (loss)
  on security transactions             51,208                  (93,486)                220,091                 (11,514)
 Net realized gain on
  distributions                            --                       --                 255,192                  13,934
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 86,514                  760,412                 243,424                 199,310
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     136,318                  575,979                 661,269                 207,544
                                 ------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              7,533                   55,472                  19,315                  12,093
 Net transfers                        (39,707)                (170,179)               (150,937)                  3,564
 Surrenders for benefit
  payments and fees                  (169,261)              (1,276,402)               (450,847)               (269,262)
 Other transactions                        (2)                     (61)                    110                       2
 Death benefits                            --                 (155,179)                (94,637)                     --
 Net loan activity                         --                       --                      --                      --
 Net annuity transactions              (9,228)                   8,765                  (1,644)                     --
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (210,665)              (1,537,584)               (678,640)               (253,603)
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets                       (74,347)                (961,605)                (17,371)                (46,059)
NET ASSETS:
 Beginning of year                  1,514,819                5,933,391               3,700,530               1,938,963
                                 ------------            -------------            ------------            ------------
 End of year                       $1,440,472               $4,971,786              $3,683,159              $1,892,904
                                 ============            =============            ============            ============


                            FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                GROWTH              CONTRAFUND                 OVERSEAS
                               PORTFOLIO             PORTFOLIO                PORTFOLIO
                              SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $(46,364)               $3,009                  $11,459
 Net realized gain (loss)
  on security transactions         410,023             1,020,146                  (85,065)
 Net realized gain on
  distributions                         --                    --                    5,821
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             532,480               591,569                  387,673
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                  896,139             1,614,724                  319,888
                             -------------         -------------             ------------
UNIT TRANSACTIONS:
 Purchases                          46,818                93,263                   13,787
 Net transfers                    (177,421)             (411,285)                (136,636)
 Surrenders for benefit
  payments and fees               (923,857)           (1,938,797)                (218,861)
 Other transactions                    (73)                  (42)                       3
 Death benefits                         --                    --                       --
 Net loan activity                      --                    (4)                      --
 Net annuity transactions             (738)                  (32)                      --
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (1,055,271)           (2,256,897)                (341,707)
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets                   (159,132)             (642,173)                 (21,819)
NET ASSETS:
 Beginning of year               6,848,086            11,381,637                1,824,665
                             -------------         -------------             ------------
 End of year                    $6,688,954           $10,739,464               $1,802,846
                             =============         =============             ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP       FIDELITY(R) VIP
                                              FREEDOM 2020         FREEDOM 2030
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $1,806                $(147)
 Net realized gain (loss) on security
  transactions                                        942                3,319
 Net realized gain on distributions                 3,376                  145
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         21,880                   21
                                               ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        28,004                3,338
                                               ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                             --                   --
 Net transfers                                     47,441               (7,982)
 Surrenders for benefit payments and
  fees                                               (114)                (936)
 Other transactions                                    --                   --
 Death benefits                                        --                   --
 Net loan activity                                     --                   --
 Net annuity transactions                              --                   --
                                               ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                 47,327               (8,918)
                                               ----------            ---------
 Net increase (decrease) in net assets             75,331               (5,580)
NET ASSETS:
 Beginning of year                                232,049               20,203
                                               ----------            ---------
 End of year                                     $307,380              $14,623
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                   FREEDOM 2015         FREEDOM 2025          FREEDOM INCOME         FUNDSMANAGER 20%
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (1)(2)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,631                 $280                  $(12)                     $(1)
 Net realized gain (loss) on
  security transactions                  7,332                   78                    68                       12
 Net realized gain on
  distributions                          7,976                  903                    25                       63
 Net unrealized appreciation
  (depreciation) of
  investments during the year           29,471                8,969                    --                      832
                                    ----------            ---------              --------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            46,410               10,230                    81                      906
                                    ----------            ---------              --------                ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                    --                       --
 Net transfers                         (15,115)               3,495                 4,106                       --
 Surrenders for benefit
  payments and fees                    (80,664)                 (17)               (4,187)                     (25)
 Other transactions                         --                   --                    --                       --
 Death benefits                             --                   --                    --                       --
 Net loan activity                          --                   --                    --                       --
 Net annuity transactions                   --                   --                    --                       --
                                    ----------            ---------              --------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (95,779)               3,478                   (81)                     (25)
                                    ----------            ---------              --------                ---------
 Net increase (decrease) in
  net assets                           (49,369)              13,708                    --                      881
NET ASSETS:
 Beginning of year                     483,803               78,644                    --                   21,982
                                    ----------            ---------              --------                ---------
 End of year                          $434,434              $92,352                  $ --                  $22,863
                                    ==========            =========              ========                =========

                                  FIDELITY(R) VIP         FIDELITY(R) VIP         FIDELITY(R) VIP
                                 FUNDSMANAGER 50%        FUNDSMANAGER 60%        FUNDSMANAGER 70%
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(232)                    $10                     $8
 Net realized gain (loss) on
  security transactions                  9,586                      11                      3
 Net realized gain on
  distributions                             76                      48                     12
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,438)                  1,313                    408
                                     ---------               ---------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,992                   1,382                    431
                                     ---------               ---------                -------
UNIT TRANSACTIONS:
 Purchases                                  --                      --                    143
 Net transfers                          28,389                      --                     --
 Surrenders for benefit
  payments and fees                    (70,217)                     --                     (9)
 Other transactions                         --                      --                     --
 Death benefits                             --                      --                     --
 Net loan activity                          --                      --                     --
 Net annuity transactions                   --                      --                     --
                                     ---------               ---------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (41,828)                     --                    134
                                     ---------               ---------                -------
 Net increase (decrease) in
  net assets                           (37,836)                  1,382                    565
NET ASSETS:
 Beginning of year                      66,825                  13,702                  3,691
                                     ---------               ---------                -------
 End of year                           $28,989                 $15,084                 $4,256
                                     =========               =========                =======

(1)  Funded as of January 17, 2012.

(2)  Not funded as of December 31, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             FIDELITY(R) VIP             FRANKLIN
                                             FUNDSMANAGER 85%             INCOME
                                                PORTFOLIO            SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(25)                  $91,719
 Net realized gain (loss) on security
  transactions                                        584                   (11,511)
 Net realized gain on distributions                     3                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             23                   110,706
                                                 --------              ------------
 Net increase (decrease) in net assets
  resulting from operations                           585                   190,914
                                                 --------              ------------
UNIT TRANSACTIONS:
 Purchases                                            236                     3,100
 Net transfers                                      8,213                   169,203
 Surrenders for benefit payments and
  fees                                             (8,820)                 (122,955)
 Other transactions                                    --                         1
 Death benefits                                        --                        --
 Net loan activity                                     --                        --
 Net annuity transactions                              --                        --
                                                 --------              ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (371)                   49,349
                                                 --------              ------------
 Net increase (decrease) in net assets                214                   240,263
NET ASSETS:
 Beginning of year                                    530                 1,744,433
                                                 --------              ------------
 End of year                                         $744                $1,984,696
                                                 ========              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD               HARTFORD              HARTFORD
                                   HARTFORD                TOTAL                CAPITAL               DIVIDEND
                                   BALANCED             RETURN BOND           APPRECIATION           AND GROWTH
                                   HLS FUND              HLS FUND               HLS FUND              HLS FUND
                               SUB-ACCOUNT (3)          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $16,034,886           $14,961,382               $(95,447)           $4,781,444
 Net realized gain (loss) on
  security transactions              25,560,532             7,690,839             55,538,471            41,628,982
 Net realized gain on
  distributions                              --                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        71,870,728            12,206,043            181,203,222            39,880,245
                               ----------------       ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        113,466,146            34,858,264            236,646,246            86,290,671
                               ----------------       ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            7,976,088             3,202,340              6,399,127             4,558,247
 Net transfers                      (25,396,512)           21,658,528            (70,666,610)          (29,304,242)
 Surrenders for benefit
  payments and fees                (163,595,859)         (128,071,683)          (220,119,570)         (128,325,891)
 Other transactions                      33,809                 4,862                  3,840                  (550)
 Death benefits                     (31,525,067)          (13,689,975)           (27,000,246)          (15,923,128)
 Net loan activity                           --                    (1)                   (12)                   (3)
 Net annuity transactions              (179,480)               29,309               (369,563)               91,814
                               ----------------       ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (212,687,021)         (116,866,620)          (311,753,034)         (168,903,753)
                               ----------------       ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                        (99,220,875)          (82,008,356)           (75,106,788)          (82,613,082)
NET ASSETS:
 Beginning of year                1,147,584,568           647,327,563          1,524,850,509           781,081,584
                               ----------------       ---------------       ----------------       ---------------
 End of year                     $1,048,363,693          $565,319,207         $1,449,743,721          $698,468,502
                               ================       ===============       ================       ===============


                                           HARTFORD            HARTFORD             HARTFORD
                                        GLOBAL RESEARCH       HEALTHCARE         GLOBAL GROWTH
                                           HLS FUND            HLS FUND             HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(74,465)          $(409,210)           $(858,887)
 Net realized gain (loss) on
  security transactions                        383,160           2,225,204             (640,450)
 Net realized gain on
  distributions                                     --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                2,542,402           4,657,369           18,141,154
                                         -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 2,851,097           6,473,363           16,641,817
                                         -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      41,475              57,904              540,526
 Net transfers                              (1,042,523)         (2,117,786)          (2,977,651)
 Surrenders for benefit
  payments and fees                         (2,755,708)         (5,165,366)         (15,907,128)
 Other transactions                                365                 169                   (8)
 Death benefits                               (564,683)         (1,019,670)          (1,702,570)
 Net loan activity                                  --                  --                   --
 Net annuity transactions                        4,003                (513)             (43,916)
                                         -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (4,317,071)         (8,245,262)         (20,090,747)
                                         -------------       -------------       --------------
 Net increase (decrease) in
  net assets                                (1,465,974)         (1,771,899)          (3,448,930)
NET ASSETS:
 Beginning of year                          18,569,408          36,257,021           83,010,806
                                         -------------       -------------       --------------
 End of year                               $17,103,434         $34,485,122          $79,561,876
                                         =============       =============       ==============

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             HARTFORD
                                           DISCIPLINED            HARTFORD
                                              EQUITY               GROWTH
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(191,624)           $(841,267)
 Net realized gain (loss) on security
  transactions                                 4,558,485            2,902,955
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    10,957,595            6,613,078
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   15,324,456            8,674,766
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       602,923              315,250
 Net transfers                                (4,767,910)          (2,443,468)
 Surrenders for benefit payments and
  fees                                       (22,238,176)         (11,199,179)
 Other transactions                               (1,089)               2,090
 Death benefits                               (2,198,392)          (1,049,457)
 Net loan activity                                    --                   --
 Net annuity transactions                         27,003               10,581
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (28,575,641)         (14,364,183)
                                          --------------       --------------
 Net increase (decrease) in net assets       (13,251,185)          (5,689,417)
NET ASSETS:
 Beginning of year                           105,340,389           55,088,131
                                          --------------       --------------
 End of year                                 $92,089,204          $49,398,714
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                       HARTFORD
                                   GROWTH              HARTFORD             HARTFORD          INTERNATIONAL
                               OPPORTUNITIES          HIGH YIELD             INDEX            OPPORTUNITIES
                                  HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,271,219)          $8,741,196           $1,023,154           $1,137,156
 Net realized gain (loss) on
  security transactions             4,480,997           (1,434,253)          10,282,481            5,453,230
 Net realized gain on
  distributions                            --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      15,363,550            7,500,496           11,735,671           42,466,951
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       18,573,328           14,807,439           23,041,306           49,057,337
                               --------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            533,309              457,743              984,212            1,454,769
 Net transfers                     (1,869,640)           7,006,483           (3,351,760)         (14,625,188)
 Surrenders for benefit
  payments and fees               (15,789,826)         (25,008,703)         (22,779,949)         (48,382,073)
 Other transactions                       (87)               1,705                3,277                 (631)
 Death benefits                    (1,471,034)          (2,772,706)          (3,170,548)          (5,509,915)
 Net loan activity                         --                   --                   --                   (3)
 Net annuity transactions               2,820               33,681             (249,958)            (167,972)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (18,594,458)         (20,281,797)         (28,564,726)         (67,231,013)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                          (21,130)          (5,474,358)          (5,523,420)         (18,173,676)
NET ASSETS:
 Beginning of year                 79,148,797          127,226,267          170,262,399          294,853,437
                               --------------       --------------       --------------       --------------
 End of year                      $79,127,667         $121,751,909         $164,738,979         $276,679,761
                               ==============       ==============       ==============       ==============

                                           HARTFORD
                                         SMALL/MID CAP          HARTFORD             HARTFORD
                                            EQUITY               MIDCAP            MIDCAP VALUE
                                           HLS FUND             HLS FUND             HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(237,413)           $(807,363)           $(467,319)
 Net realized gain (loss) on
  security transactions                      2,321,787           13,919,609            1,881,620
 Net realized gain on
  distributions                              3,058,248                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (2,048,953)          13,598,370           23,204,330
                                         -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 3,093,669           26,710,616           24,618,631
                                         -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                     159,710              395,106              598,648
 Net transfers                              (2,175,403)          (8,789,269)          (3,275,448)
 Surrenders for benefit
  payments and fees                         (4,901,132)         (17,558,601)         (18,675,355)
 Other transactions                              1,493               (2,110)                 734
 Death benefits                               (392,231)          (2,684,399)          (2,362,568)
 Net loan activity                                  --                   --                   --
 Net annuity transactions                       (2,290)              68,322               37,156
                                         -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (7,309,853)         (28,570,951)         (23,676,833)
                                         -------------       --------------       --------------
 Net increase (decrease) in
  net assets                                (4,216,184)          (1,860,335)             941,798
NET ASSETS:
 Beginning of year                          25,323,643          156,574,979          115,420,468
                                         -------------       --------------       --------------
 End of year                               $21,107,459         $154,714,644         $116,362,266
                                         =============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             HARTFORD                   HARTFORD
                                           MONEY MARKET              SMALL COMPANY
                                             HLS FUND                   HLS FUND
                                            SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(2,538,993)              $(1,458,735)
 Net realized gain (loss) on security
  transactions                                          7                 8,527,966
 Net realized gain on distributions                    --                     6,402
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             (6)                6,985,787
                                          ---------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                    (2,538,992)               14,061,420
                                          ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                      1,624,157                   354,654
 Net transfers                                 63,562,186                (4,465,771)
 Surrenders for benefit payments and
  fees                                       (108,209,387)              (15,070,442)
 Other transactions                                 7,861                     5,572
 Death benefits                                (6,515,473)               (1,368,015)
 Net loan activity                                     (5)                       --
 Net annuity transactions                        (361,784)                  (45,264)
                                          ---------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (49,892,445)              (20,589,266)
                                          ---------------            --------------
 Net increase (decrease) in net assets        (52,431,437)               (6,527,846)
NET ASSETS:
 Beginning of year                            208,961,675               104,571,988
                                          ---------------            --------------
 End of year                                 $156,530,238               $98,044,142
                                          ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                       HARTFORD             HARTFORD               U.S. GOVERNMENT          HARTFORD
                                   SMALLCAP GROWTH            STOCK                   SECURITIES             VALUE
                                       HLS FUND             HLS FUND                   HLS FUND             HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,291,122)           $3,809,923                $2,426,616             $640,167
 Net realized gain (loss) on
  security transactions                 11,067,901            23,677,426                (1,467,938)           5,009,487
 Net realized gain on
  distributions                                 --                    --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,692,900            45,399,429                 3,393,869           10,574,663
                                    --------------       ---------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,469,679            72,886,778                 4,352,547           16,224,317
                                    --------------       ---------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 427,754             3,287,327                   799,631              836,446
 Net transfers                          (7,158,922)          (23,748,649)                8,785,580           (5,571,491)
 Surrenders for benefit
  payments and fees                    (17,711,210)          (81,141,525)              (43,603,034)         (21,771,741)
 Other transactions                           (331)                9,778                     7,842                2,177
 Death benefits                         (1,945,028)          (12,574,149)               (5,884,889)          (2,440,661)
 Net loan activity                              --                    --                        --                   --
 Net annuity transactions                   (7,890)             (721,295)                  (25,534)              40,368
                                    --------------       ---------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (26,395,627)         (114,888,513)              (39,920,404)         (28,904,902)
                                    --------------       ---------------            --------------       --------------
 Net increase (decrease) in
  net assets                           (13,925,948)          (42,001,735)              (35,567,857)         (12,680,585)
NET ASSETS:
 Beginning of year                      87,623,172           590,668,733               218,686,357          116,313,621
                                    --------------       ---------------            --------------       --------------
 End of year                           $73,697,224          $548,666,998              $183,118,500         $103,633,036
                                    ==============       ===============            ==============       ==============


                                    HUNTINGTON VA            HUNTINGTON VA
                                       INCOME                  DIVIDEND               HUNTINGTON VA
                                     EQUITY FUND             CAPTURE FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $130,341                 $163,015                 $(45,638)
 Net realized gain (loss) on
  security transactions                   (12,156)                   5,937                   20,170
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             515,036                  718,655                  388,919
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              633,221                  887,607                  363,451
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 28,962                   40,658                   27,924
 Net transfers                           (118,894)                (272,103)                 (72,965)
 Surrenders for benefit
  payments and fees                    (1,727,831)              (2,499,669)              (1,088,109)
 Other transactions                           107                        1                      405
 Death benefits                          (115,444)                (185,787)                 (30,904)
 Net loan activity                             --                       --                       --
 Net annuity transactions                  (2,561)                      --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,935,661)              (2,916,900)              (1,163,649)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (1,302,440)              (2,029,293)                (800,198)
NET ASSETS:
 Beginning of year                      7,482,892                9,985,394                4,085,065
                                    -------------            -------------            -------------
 End of year                           $6,180,452               $7,956,101               $3,284,867
                                    =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HUNTINGTON VA           HUNTINGTON VA
                                                 MID CORP                ROTATING
                                               AMERICA FUND            MARKETS FUND
                                             SUB-ACCOUNT (4)           SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(88,450)                $(3,828)
 Net realized gain (loss) on security
  transactions                                      915,669                 151,780
 Net realized gain on distributions                 302,561                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (203,083)                (58,772)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         926,697                  89,180
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           51,748                   1,111
 Net transfers                                     (341,205)               (160,908)
 Surrenders for benefit payments and
  fees                                           (1,633,280)               (440,031)
 Other transactions                                     112                      --
 Death benefits                                    (132,496)                (38,782)
 Net loan activity                                       --                      --
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (2,055,121)               (638,610)
                                               ------------            ------------
 Net increase (decrease) in net assets           (1,128,424)               (549,430)
NET ASSETS:
 Beginning of year                                6,941,296               1,597,605
                                               ------------            ------------
 End of year                                     $5,812,872              $1,048,175
                                               ============            ============

(4) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA                                  HUNTINGTON VA
                                INTERNATIONAL           HUNTINGTON VA            MORTGAGE             HUNTINGTON VA
                                 EQUITY FUND           MACRO 100 FUND         SECURITIES FUND           SITUS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(6,531)               $(5,479)                $2,591                $(27,173)
 Net realized gain (loss)
  on security transactions            (37,711)               (22,551)                17,350                 191,380
 Net realized gain on
  distributions                            --                     --                     --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                174,543                 78,099                (11,273)                170,207
                                 ------------            -----------            -----------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     130,301                 50,069                  8,668                 334,414
                                 ------------            -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             13,888                    360                  1,400                   5,177
 Net transfers                        (95,550)                (1,237)                56,764                 (47,574)
 Surrenders for benefit
  payments and fees                  (468,150)              (239,723)              (195,000)               (572,541)
 Other transactions                       157                     (1)                    --                     113
 Death benefits                       (27,774)                  (349)                    --                  (7,850)
 Net loan activity                         --                     --                     --                      --
 Net annuity transactions                  --                     --                     --                      --
                                 ------------            -----------            -----------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (577,429)              (240,950)              (136,836)               (622,675)
                                 ------------            -----------            -----------            ------------
 Net increase (decrease)
  in net assets                      (447,128)              (190,881)              (128,168)               (288,261)
NET ASSETS:
 Beginning of year                  1,339,282                632,241                540,554               1,880,626
                                 ------------            -----------            -----------            ------------
 End of year                         $892,154               $441,360               $412,386              $1,592,365
                                 ============            ===========            ===========            ============

                                    BLACKROCK                BLACKROCK              UIF U.S.
                                     GLOBAL                  LARGE CAP             REAL ESTATE
                             OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND           PORTFOLIO
                                   SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $(880)                  $(1,193)               $(3,809)
 Net realized gain (loss)
  on security transactions             10,705                    15,526                (71,097)
 Net realized gain on
  distributions                            --                     6,305                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   (413)                     (530)               150,769
                                    ---------               -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                       9,412                    20,108                 75,863
                                    ---------               -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 --                        --                  2,213
 Net transfers                        (31,655)                  (30,781)               106,777
 Surrenders for benefit
  payments and fees                    (6,209)                  (73,031)              (112,411)
 Other transactions                        --                        (1)                    --
 Death benefits                            --                        --                     --
 Net loan activity                         --                        --                     --
 Net annuity transactions                  --                        --                     --
                                    ---------               -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (37,864)                 (103,813)                (3,421)
                                    ---------               -----------            -----------
 Net increase (decrease)
  in net assets                       (28,452)                  (83,705)                72,442
NET ASSETS:
 Beginning of year                     87,815                   170,015                479,918
                                    ---------               -----------            -----------
 End of year                          $59,363                   $86,310               $552,360
                                    =========               ===========            ===========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                INVESCO
                                            VAN KAMPEN V.I.          UIF MID CAP
                                               EQUITY AND              GROWTH
                                              INCOME FUND             PORTFOLIO
                                              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2,131                $(7,749)
 Net realized gain (loss) on security
  transactions                                     (2,989)                32,498
 Net realized gain on distributions                    --                 74,599
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         41,932                (37,680)
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                        41,074                 61,668
                                               ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                          2,471                  2,617
 Net transfers                                      1,133               (254,309)
 Surrenders for benefit payments and
  fees                                            (26,431)              (227,232)
 Other transactions                                    --                     (1)
 Death benefits                                        --                     --
 Net loan activity                                     --                     --
 Net annuity transactions                              --                     --
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (22,827)              (478,925)
                                               ----------            -----------
 Net increase (decrease) in net assets             18,247               (417,257)
NET ASSETS:
 Beginning of year                                392,282                879,094
                                               ----------            -----------
 End of year                                     $410,529               $461,837
                                               ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             COLUMBIA VARIABLE                                 COLUMBIA VARIABLE
                                  WILMINGTON MANAGED           PORTFOLIO --           COLUMBIA VARIABLE          PORTFOLIO --
                                  ALLOCATION FUND --       MARSICO INTERNATIONAL        PORTFOLIO --            MARSICO FOCUSED
                                  MODERATE GROWTH II        OPPORTUNITIES FUND        HIGH INCOME FUND           EQUITIES FUND
                                  SUB-ACCOUNT (2)(5)            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(7,799)                 $(64,189)                $413,289                $(239,443)
 Net realized gain (loss) on
  security transactions                   (349,275)                  460,198                  181,619                1,459,225
 Net realized gain on
  distributions                                 --                        --                       --                2,269,286
 Net unrealized appreciation
  (depreciation) of
  investments during the year              390,557                 1,187,827                  471,489               (1,139,438)
                                     -------------             -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                33,483                 1,583,836                1,066,397                2,349,630
                                     -------------             -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     472                    85,508                    9,507                  165,973
 Net transfers                          (1,696,766)                 (154,422)                 129,484                 (351,913)
 Surrenders for benefit
  payments and fees                       (343,821)               (2,173,110)              (1,941,044)              (3,385,570)
 Other transactions                             15                      (260)                    (129)                   2,817
 Death benefits                             (7,492)                 (251,664)                (357,944)                (676,460)
 Net loan activity                              --                        --                       --                       --
 Net annuity transactions                       --                     8,717                     (821)                  13,643
                                     -------------             -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,047,592)               (2,485,231)              (2,160,947)              (4,231,510)
                                     -------------             -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (2,014,109)                 (901,395)              (1,094,550)              (1,881,880)
NET ASSETS:
 Beginning of year                       2,014,109                11,024,175                9,192,506               22,793,039
                                     -------------             -------------            -------------            -------------
 End of year                                  $ --               $10,122,780               $8,097,956              $20,911,159
                                     =============             =============            =============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                  ASSET ALLOCATION             MARSICO               MARSICO 21ST
                                        FUND                 GROWTH FUND             CENTURY FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $24,856                $(130,566)                $(52,545)
 Net realized gain (loss) on
  security transactions                 (222,481)               2,263,286                  224,857
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            532,554                 (300,703)                 198,327
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             334,929                1,832,017                  370,639
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 5,554                   41,189                    5,936
 Net transfers                           115,857                 (326,731)                (288,373)
 Surrenders for benefit
  payments and fees                     (349,571)              (3,357,102)                (617,478)
 Other transactions                            6                      890                       43
 Death benefits                         (242,258)                (709,829)                (105,761)
 Net loan activity                            --                       --                       --
 Net annuity transactions                   (698)                 (78,434)                     (64)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (471,110)              (4,430,017)              (1,005,697)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (136,181)              (2,598,000)                (635,058)
NET ASSETS:
 Beginning of year                     3,216,565               17,667,644                3,916,959
                                    ------------            -------------            -------------
 End of year                          $3,080,384              $15,069,644               $3,281,901
                                    ============            =============            =============

(2)  Not funded as of December 31, 2012.

(5) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                               PORTFOLIO --             PORTFOLIO --
                                                  MID CAP                 DIVIDEND
                                                GROWTH FUND           OPPORTUNITY FUND
                                                SUB-ACCOUNT            SUB-ACCOUNT (6)
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(151,024)               $(152,327)
 Net realized gain (loss) on security
  transactions                                       508,004                 (113,767)
 Net realized gain on distributions                  164,568                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           384,222                1,397,552
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                          905,770                1,131,458
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            83,187                   46,025
 Net transfers                                       (67,899)                (238,626)
 Surrenders for benefit payments and
  fees                                            (1,959,087)              (1,595,091)
 Other transactions                                     (440)                    (234)
 Death benefits                                     (214,713)                (217,588)
 Net loan activity                                        --                       --
 Net annuity transactions                                 --                     (543)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,158,952)              (2,006,057)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,253,182)                (874,599)
NET ASSETS:
 Beginning of year                                 9,393,005                9,810,825
                                               -------------            -------------
 End of year                                      $8,139,823               $8,936,226
                                               =============            =============

(6) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER             PUTNAM VT              PIMCO VIT            PIONEER
                                GLOBAL SECURITIES          SMALL CAP             REAL RETURN          FUND VCT
                                     FUND/VA              VALUE FUND              PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,946                $(1,956)                $(3,233)           $(48,005)
 Net realized gain (loss) on
  security transactions                (19,103)               (20,368)                 76,346             (23,374)
 Net realized gain on
  distributions                             --                     --                 110,012             551,163
 Net unrealized appreciation
  (depreciation) of
  investments during the year          127,226                 66,335                 (40,835)            899,140
                                    ----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           113,069                 44,011                 142,290           1,378,924
                                    ----------            -----------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               3,096                  2,475                   7,621              42,043
 Net transfers                          16,990                (42,651)                465,832            (618,729)
 Surrenders for benefit
  payments and fees                    (92,871)               (77,874)               (433,325)         (3,178,437)
 Other transactions                          1                     --                     141                (269)
 Death benefits                             --                     --                      --            (810,686)
 Net loan activity                          --                     --                      --                  --
 Net annuity transactions                   --                     --                      --              52,312
                                    ----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (72,784)              (118,050)                 40,269          (4,513,766)
                                    ----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets                            40,285                (74,039)                182,559          (3,134,842)
NET ASSETS:
 Beginning of year                     614,093                319,866               1,821,844          17,866,501
                                    ----------            -----------            ------------       -------------
 End of year                          $654,378               $245,827              $2,004,403         $14,731,659
                                    ==========            ===========            ============       =============

                                     PIONEER
                                     MID CAP            JENNISON 20/20
                                    VALUE VCT                FOCUS                 JENNISON
                                    PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(697)               $(4,010)               $(15,004)
 Net realized gain (loss) on
  security transactions                 (8,385)                28,840                  24,952
 Net realized gain on
  distributions                             --                 10,336                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,342                 (8,534)                133,380
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            17,260                 26,632                 143,328
                                    ----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               3,182                     --                      --
 Net transfers                           9,697                (24,949)                 (4,659)
 Surrenders for benefit
  payments and fees                    (60,596)               (40,340)                (28,699)
 Other transactions                          1                     (1)                     (2)
 Death benefits                             --                (34,765)                (30,870)
 Net loan activity                          --                     --                      --
 Net annuity transactions                   --                     --                    (300)
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (47,716)              (100,055)                (64,530)
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets                           (30,456)               (73,423)                 78,798
NET ASSETS:
 Beginning of year                     197,248                305,073               1,006,112
                                    ----------            -----------            ------------
 End of year                          $166,792               $231,650              $1,084,910
                                    ==========            ===========            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                      PRUDENTIAL
                                                                      SERIES SP
                                               PRUDENTIAL           INTERNATIONAL
                                                  VALUE                 GROWTH
                                                PORTFOLIO             PORTFOLIO
                                               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(5,501)              $(1,435)
 Net realized gain (loss) on security
  transactions                                     (33,566)               (3,041)
 Net realized gain on distributions                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          96,266                21,452
                                               -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         57,199                16,976
                                               -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                              --                    --
 Net transfers                                          --                (7,351)
 Surrenders for benefit payments and
  fees                                             (88,874)              (16,791)
 Other transactions                                     (1)                   --
 Death benefits                                   (135,853)              (10,021)
 Net loan activity                                      --                    --
 Net annuity transactions                               --                    --
                                               -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (224,728)              (34,163)
                                               -----------            ----------
 Net increase (decrease) in net assets            (167,529)              (17,187)
NET ASSETS:
 Beginning of year                                 610,304               102,187
                                               -----------            ----------
 End of year                                      $442,775               $85,000
                                               ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          VICTORY
                                                                                                         VARIABLE
                                    ROYCE                 LEGG MASON            WESTERN ASSET            INSURANCE
                                  SMALL-CAP              CLEARBRIDGE                MONEY               DIVERSIFIED
                                  PORTFOLIO           APPRECIATION FUND          MARKET FUND            STOCK FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (2)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(12,903)                  $628                   $(763)               $(2,419)
 Net realized gain (loss)
  on security transactions             26,453                    934                      --                 (7,157)
 Net realized gain on
  distributions                        25,889                    506                      --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 80,453                 19,478                      --                 88,234
                                 ------------             ----------             -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                     119,892                 21,546                    (763)                78,658
                                 ------------             ----------             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                              4,874                     --                      --                    110
 Net transfers                         20,418                     --                      --                 (3,586)
 Surrenders for benefit
  payments and fees                  (415,170)                   (24)               (163,293)              (101,959)
 Other transactions                        --                     (1)                     --                     (5)
 Death benefits                            --                     --                 (24,926)               (37,484)
 Net loan activity                         --                     --                      --                     --
 Net annuity transactions                  --                     --                      --                   (254)
                                 ------------             ----------             -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (389,878)                   (25)               (188,219)              (143,178)
                                 ------------             ----------             -----------            -----------
 Net increase (decrease)
  in net assets                      (269,986)                21,521                (188,982)               (64,520)
NET ASSETS:
 Beginning of year                  1,231,677                150,373                 188,982                584,927
                                 ------------             ----------             -----------            -----------
 End of year                         $961,691               $171,894                    $ --               $520,407
                                 ============             ==========             ===========            ===========


                                                          INVESCO                WELLS FARGO
                                  INVESCO             VAN KAMPEN V.I.           ADVANTAGE VT
                              VAN KAMPEN V.I.             AMERICAN               INDEX ASSET
                               COMSTOCK FUND           FRANCHISE FUND          ALLOCATION FUND
                                SUB-ACCOUNT        SUB-ACCOUNT (7)(8)(9)         SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $407                 $(26,616)                  $(425)
 Net realized gain (loss)
  on security transactions           (1,320)                  73,450                   8,611
 Net realized gain on
  distributions                          --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               23,993                  109,487                   3,347
                                 ----------             ------------             -----------
 Net increase (decrease)
  in net assets resulting
  from operations                    23,080                  156,321                  11,533
                                 ----------             ------------             -----------
UNIT TRANSACTIONS:
 Purchases                            1,331                    5,557                      --
 Net transfers                       10,175                  197,821                  (1,502)
 Surrenders for benefit
  payments and fees                 (17,286)                (248,366)               (244,161)
 Other transactions                      --                        1                      --
 Death benefits                          --                  (26,213)                     --
 Net loan activity                       --                       --                      --
 Net annuity transactions                --                     (992)                     --
                                 ----------             ------------             -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (5,780)                 (72,192)               (245,663)
                                 ----------             ------------             -----------
 Net increase (decrease)
  in net assets                      17,300                   84,129                (234,130)
NET ASSETS:
 Beginning of year                  133,585                1,513,810                 244,183
                                 ----------             ------------             -----------
 End of year                       $150,885               $1,597,939                 $10,053
                                 ==========             ============             ===========

(2)  Not funded as of December 31, 2012.

(7)  Funded as of April 27, 2012.

(8) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              WELLS FARGO          WELLS FARGO
                                             ADVANTAGE VT         ADVANTAGE VT
                                             TOTAL RETURN           INTRINSIC
                                               BOND FUND           VALUE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(167)               $(233)
 Net realized gain (loss) on security
  transactions                                     2,058                  702
 Net realized gain on distributions                  537                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (624)               6,261
                                               ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        1,804                6,730
                                               ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                            --                   --
 Net transfers                                       981               (1,895)
 Surrenders for benefit payments and
  fees                                           (25,279)                  (3)
 Other transactions                                    2                   --
 Death benefits                                       --                   --
 Net loan activity                                    --                   --
 Net annuity transactions                             --                   --
                                               ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               (24,296)              (1,898)
                                               ---------            ---------
 Net increase (decrease) in net assets           (22,492)               4,832
NET ASSETS:
 Beginning of year                                53,069               39,719
                                               ---------            ---------
 End of year                                     $30,577              $44,551
                                               =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO           WELLS FARGO            WELLS FARGO
                                            ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT            WELLS FARGO
                                            INTERNATIONAL           SMALL CAP              SMALL CAP            ADVANTAGE VT
                                             EQUITY FUND           GROWTH FUND            VALUE FUND          OPPORTUNITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $9,128              $(50,700)              $(34,371)              $(40,333)
 Net realized gain (loss) on security
  transactions                                    (87,285)              247,663                514,250                154,965
 Net realized gain on distributions               551,764               170,070                     --                  1,656
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        488,873              (103,438)               381,382                526,736
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                       962,480               263,595                861,261                643,024
                                            -------------          ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                         10,656                27,727                 17,237                 25,202
 Net transfers                                     44,979               (59,290)              (616,221)              (216,508)
 Surrenders for benefit payments and
  fees                                         (1,536,828)             (534,183)            (1,800,671)              (718,857)
 Other transactions                                 1,181                   317                     78                    489
 Death benefits                                  (184,042)             (163,852)              (105,799)              (144,146)
 Net loan activity                                     --                    --                     --                     --
 Net annuity transactions                          18,936               (18,133)                (1,144)                25,579
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,645,118)             (747,414)            (2,506,520)            (1,028,241)
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets           (682,638)             (483,819)            (1,645,259)              (385,217)
NET ASSETS:
 Beginning of year                              8,816,486             3,640,595              7,725,988              4,891,044
                                            -------------          ------------          -------------          -------------
 End of year                                   $8,133,848            $3,156,776             $6,080,729             $4,505,827
                                            =============          ============          =============          =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century(R) VP Capital Appreciation Fund, AllianceBernstein VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. Money Market Fund, AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS Intermediate Bond Portfolio, American Funds Growth Fund, Sterling Capital Strategic Allocation Equity VIF++, Sterling Capital Equity Income Variable Insurance Fund (formerly Sterling Capital Select Equity VIF), Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio -- Small Company Growth Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Asset Manager Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund Portfolio, Fidelity(R) VIP Overseas Portfolio, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015 Portfolio, Fidelity(R) VIP Freedom 2025 Portfolio, Fidelity(R) VIP Freedom Income Portfolio, Fidelity(R) VIP FundsManager 20% Portfolio, Fidelity(R) VIP FundsManager 50% Portfolio, Fidelity(R) VIP FundsManager 60% Portfolio*, Fidelity(R) VIP FundsManager 70% Portfolio, Fidelity(R) VIP FundsManager 85% Portfolio, Franklin Income Securities Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund (merged with Huntington VA Macro 100 Fund), Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, UIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund (formerly Invesco Van Kampen V.I. Equity and Income Fund), UIF Mid Cap Growth Portfolio, Columbia Variable Portfolio -- Marsico International Opportunities Fund, Columbia Variable Portfolio -- Marsico Focused Equities Fund, Columbia Variable Portfolio -- Asset Allocation Fund, Columbia Variable Portfolio -- Marsico Growth Fund, Columbia Variable Portfolio -- Marsico 21st Century Fund, Columbia Variable Portfolio -- Dividend Opportunity Fund, Columbia Variable Portfolio -- Income Opportunities Fund (merged with Columbia Variable Portfolio -- High Income Fund), Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund (merged with Columbia Variable Portfolio -- Mid Cap Growth Fund), Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series SP International Growth Portfolio, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund, Victory Variable Insurance Diversified Stock Fund, Invesco V.I. Comstock Fund (formerly Invesco Van Kampen V.I. Comstock Fund), Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

++ During 2013, the following Sub-Account was liquidated: Sterling Capital Strategic Allocation Equity VIF.
* This fund was not funded as of December 31, 2013, and as a result, is not presented in the statements of assets and liabilities.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

-------------------------------------------------------------------------------

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub- Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE AND CONTRACT FEES -- An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation Fund        $542,228      $1,031,379
AllianceBernstein VPS International Value
 Portfolio                                                46,839          49,174
Invesco V.I. Core Equity Fund                            402,008       1,110,656
Invesco V.I. High Yield Fund                           2,352,624       3,160,172
Invesco V.I. Money Market Fund                        31,738,211      19,675,337
AllianceBernstein VPS Growth and Income
 Portfolio                                               172,943         330,884
AllianceBernstein VPS Intermediate Bond
 Portfolio                                               398,798         669,170
American Funds Growth Fund                                56,243          52,701
Sterling Capital Strategic Allocation Equity
 VIF*                                                     41,282       2,533,764
Sterling Capital Equity Income Variable Insurance
 Fund*                                                   905,165       3,463,487
Sterling Capital Special Opportunities VIF             1,232,812       2,026,472
Sterling Capital Total Return Bond VIF                   309,530       1,038,659
Calvert VP SRI Balanced Portfolio                        182,278         263,924
Columbia Variable Portfolio -- Small Company
 Growth Fund                                             406,190       1,825,003
Wells Fargo Advantage VT Omega Growth Fund               601,170       1,595,526
Fidelity(R) VIP Asset Manager Portfolio                   66,951         263,138

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio                        $461,162      $1,699,986
Fidelity(R) VIP Contrafund Portfolio                     433,712       1,596,532
Fidelity(R) VIP Overseas Portfolio                       333,770         563,759
Fidelity(R) VIP Freedom 2020 Portfolio                   195,463          45,608
Fidelity(R) VIP Freedom 2030 Portfolio                    81,931           8,133
Fidelity(R) VIP Freedom 2015 Portfolio                   120,222          34,339
Fidelity(R) VIP Freedom 2025 Portfolio                   172,232          94,466
Fidelity(R) VIP Freedom Income Portfolio                  24,732             195
Fidelity(R) VIP FundsManager 20% Portfolio                   322          14,361
Fidelity(R) VIP FundsManager 50% Portfolio                   437             389
Fidelity(R) VIP FundsManager 60% Portfolio*                  128          16,358
Fidelity(R) VIP FundsManager 70% Portfolio                15,769           3,573
Fidelity(R) VIP FundsManager 85% Portfolio                   234              13
Franklin Income Securities Fund                          321,448         334,419
Hartford Balanced HLS Fund                            43,608,047     233,285,804
Hartford Total Return Bond HLS Fund                   46,373,158     162,712,790
Hartford Capital Appreciation HLS Fund                51,669,872     365,976,623
Hartford Dividend and Growth HLS Fund                 58,605,494     191,457,715
Hartford Global Research HLS Fund                      2,192,778       5,788,740
Hartford Healthcare HLS Fund                           4,002,884      10,715,300
Hartford Global Growth HLS Fund                        6,315,436      26,994,513
Hartford Disciplined Equity HLS Fund                   9,663,851      32,912,496
Hartford Growth HLS Fund                               4,588,250      16,836,991
Hartford Growth Opportunities HLS Fund                 7,791,236      27,578,298
Hartford High Yield HLS Fund                          22,380,826      47,152,011
Hartford Index HLS Fund                                8,844,915      38,647,479
Hartford International Opportunities HLS Fund         20,522,752      74,435,828
Hartford Small/Mid Cap Equity HLS Fund                12,551,207      13,455,651
Hartford MidCap HLS Fund                               7,508,545      32,569,994
Hartford MidCap Value HLS Fund                        14,148,729      37,285,181
Hartford Ultrashort Bond HLS Fund*                    71,830,949     107,041,183
Hartford Small Company HLS Fund                       16,258,939      32,974,855
Hartford SmallCap Growth HLS Fund                     20,687,586      29,883,213
Hartford Stock HLS Fund                               22,110,363     125,196,653
Hartford U.S. Government Securities HLS Fund          13,583,098      54,785,090
Hartford Value HLS Fund                                8,301,590      32,100,426
Huntington VA Income Equity Fund                         787,456       2,500,573
Huntington VA Dividend Capture Fund*                   1,248,619       3,893,593
Huntington VA Growth Fund                                282,363       1,647,515
Huntington VA Mid Corp America Fund                      739,323       2,367,575
Huntington VA Rotating Markets Fund                      135,226         393,946
Huntington VA International Equity Fund                   53,975         256,609
Huntington VA Mortgage Securities Fund                    28,349         193,147
Huntington VA Situs Fund                                  88,518         561,505
BlackRock Global Opportunities V.I. Fund                  25,684          54,656
BlackRock Large Cap Growth V.I. Fund                       3,762          64,424
UIF U.S. Real Estate Portfolio                           115,901         224,505

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund*                    $143,907        $140,862
UIF Mid Cap Growth Portfolio                             107,390         154,419
Columbia Variable Portfolio -- Marsico
 International Opportunities Fund                        742,643       3,285,180
Columbia Variable Portfolio -- Marsico Focused
 Equities Fund                                         3,636,924       5,284,694
Columbia Variable Portfolio -- Asset Allocation
 Fund                                                    250,773         846,122
Columbia Variable Portfolio -- Marsico Growth
 Fund                                                    294,110       4,097,145
Columbia Variable Portfolio -- Marsico 21st
 Century Fund                                            295,947       1,232,816
Columbia Variable Portfolio -- Dividend
 Opportunity Fund                                        799,449       2,539,256
Columbia Variable Portfolio -- Income
 Opportunities Fund*                                   9,434,011      10,108,283
Columbia Variable Portfolio -- Mid Cap Growth
 Opportunity Fund*                                    10,907,374      10,688,194
Oppenheimer Global Fund/VA*                              179,615          93,662
Putnam VT Small Cap Value Fund                           173,693          75,871
PIMCO VIT Real Return Portfolio                          223,647         847,231
Pioneer Fund VCT Portfolio                             1,004,621       4,787,718
Pioneer Mid Cap Value VCT Portfolio                       33,780          27,375
Jennison 20/20 Focus Portfolio                                --         139,466
Jennison Portfolio                                         6,696         746,922
Prudential Value Portfolio                                   107         149,289
Prudential Series SP International Growth
 Portfolio                                                 1,825          23,702
Royce Small-Cap Portfolio                                132,069         225,951
Legg Mason ClearBridge Appreciation Fund                  10,026           1,990
Victory Variable Insurance Diversified Stock
 Fund                                                     14,964         151,487
Invesco V.I. Comstock Fund*                               96,560          62,762
Invesco V.I. American Franchise*                          39,375         751,191
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                        183             218
Wells Fargo Advantage VT Total Return Bond Fund            4,063          22,114
Wells Fargo Advantage VT Intrinsic Value Fund                 22          47,547
Wells Fargo Advantage VT International Equity
 Fund                                                    835,808       2,152,904
Wells Fargo Advantage VT Small Cap Growth Fund           659,895         971,268
Wells Fargo Advantage VT Small Cap Value Fund            547,259       2,110,375
Wells Fargo Advantage VT Opportunity Fund                417,880       1,182,833

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP Capital
 Appreciation Fund                     132,186       372,186       (240,000)
AllianceBernstein VPS
 International Value Portfolio           3,285         6,182         (2,897)
Invesco V.I. Core Equity Fund           97,503       651,379       (553,876)
Invesco V.I. High Yield Fund           333,909       476,177       (142,268)
Invesco V.I. Money Market Fund       3,192,489     1,976,439      1,216,050
AllianceBernstein VPS Growth and
 Income Portfolio                       98,868       203,504       (104,636)
AllianceBernstein VPS
 Intermediate Bond Portfolio            18,322        51,541        (33,219)
American Funds Growth Fund               4,300         3,992            308
Sterling Capital Strategic
 Allocation Equity VIF*                 38,706     2,359,802     (2,321,096)
Sterling Capital Equity Income
 Variable Insurance Fund*              501,660     2,135,535     (1,633,875)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Sterling Capital Special
 Opportunities VIF                     172,200       871,347       (699,147)
Sterling Capital Total Return
 Bond VIF                              105,877       752,081       (646,204)
Calvert VP SRI Balanced
 Portfolio                              12,420        66,171        (53,751)
Columbia Variable Portfolio --
 Small Company Growth Fund             268,275     1,124,237       (855,962)
Wells Fargo Advantage VT Omega
 Growth Fund                           278,024     1,285,980     (1,007,956)
Fidelity(R) VIP Asset Manager
 Portfolio                              12,883        92,728        (79,845)
Fidelity(R) VIP Growth Portfolio       162,428       617,339       (454,911)
Fidelity(R) VIP Contrafund
 Portfolio                              65,056       337,363       (272,307)
Fidelity(R) VIP Overseas
 Portfolio                             144,396       259,486       (115,090)
Fidelity(R) VIP Freedom 2020
 Portfolio                               9,418         2,155          7,263
Fidelity(R) VIP Freedom 2030
 Portfolio                               3,702           365          3,337
Fidelity(R) VIP Freedom 2015
 Portfolio                               5,690         1,594          4,096
Fidelity(R) VIP Freedom 2025
 Portfolio                               8,358         4,369          3,989
Fidelity(R) VIP Freedom Income
 Portfolio                               1,784            --          1,784
Fidelity(R) VIP FundsManager 20%
 Portfolio                                  --         1,075         (1,075)
Fidelity(R) VIP FundsManager 50%
 Portfolio                                  --            --             --
Fidelity(R) VIP FundsManager 60%
 Portfolio*                                 --           919           (919)
Fidelity(R) VIP FundsManager 70%
 Portfolio                                 840           167            673
Fidelity(R) VIP FundsManager 85%
 Portfolio                                  10            --             10
Franklin Income Securities Fund         12,997        21,911         (8,914)
Hartford Balanced HLS Fund          17,837,277    71,545,283    (53,708,006)
Hartford Total Return Bond HLS
 Fund                               12,394,410    63,377,772    (50,983,362)
Hartford Capital Appreciation
 HLS Fund                           11,928,743    65,958,176    (54,029,433)
Hartford Dividend and Growth HLS
 Fund                               12,913,135    65,563,786    (52,650,651)
Hartford Global Research HLS
 Fund                                  160,376       476,868       (316,492)
Hartford Healthcare HLS Fund           398,911     3,053,439     (2,654,528)
Hartford Global Growth HLS Fund      2,868,064    15,486,184    (12,618,120)
Hartford Disciplined Equity HLS
 Fund                                4,196,268    19,818,073    (15,621,805)
Hartford Growth HLS Fund             2,879,425    10,112,046     (7,232,621)
Hartford Growth Opportunities
 HLS Fund                            3,190,081    12,271,146     (9,081,065)
Hartford High Yield HLS Fund         6,218,445    21,357,000    (15,138,555)
Hartford Index HLS Fund              3,119,456    10,701,736     (7,582,280)
Hartford International
 Opportunities HLS Fund              8,496,023    37,096,513    (28,600,490)
Hartford Small/Mid Cap Equity
 HLS Fund                              780,159       965,146       (184,987)
Hartford MidCap HLS Fund               293,336     5,495,258     (5,201,922)
Hartford MidCap Value HLS Fund       5,649,046    15,743,918    (10,094,872)
Hartford Ultrashort Bond HLS
 Fund*                              52,226,890    75,367,777    (23,140,887)
Hartford Small Company HLS Fund      3,805,239    12,822,604     (9,017,365)
Hartford SmallCap Growth HLS
 Fund                                4,630,636    13,082,266     (8,451,630)
Hartford Stock HLS Fund              7,246,608    39,637,550    (32,390,942)
Hartford U.S. Government
 Securities HLS Fund                 9,082,001    44,278,251    (35,196,250)
Hartford Value HLS Fund              4,507,704    18,589,582    (14,081,878)
Huntington VA Income Equity Fund       223,550     1,535,342     (1,311,792)
Huntington VA Dividend Capture
 Fund*                                 428,363     1,985,042     (1,556,679)
Huntington VA Growth Fund               80,846     1,471,759     (1,390,913)
Huntington VA Mid Corp America
 Fund                                  111,281       960,130       (848,849)
Huntington VA Rotating Markets
 Fund                                   18,212       237,593       (219,381)
Huntington VA International
 Equity Fund                            27,323       157,648       (130,325)
Huntington VA Mortgage
 Securities Fund                        17,654       151,800       (134,146)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Situs Fund                36,261       278,860       (242,599)
BlackRock Global Opportunities
 V.I. Fund                               1,591        29,238        (27,647)
BlackRock Large Cap Growth V.I.
 Fund                                       --        41,795        (41,795)
UIF U.S. Real Estate Portfolio           8,917        17,141         (8,224)
Invesco V.I. Equity and Income
 Fund*                                   9,700         9,321            379
UIF Mid Cap Growth Portfolio             6,690        10,784         (4,094)
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                    205,531     1,413,881     (1,208,350)
Columbia Variable Portfolio --
 Marsico Focused Equities Fund         260,931     2,337,835     (2,076,904)
Columbia Variable Portfolio --
 Asset Allocation Fund                 131,575       577,436       (445,861)
Columbia Variable Portfolio --
 Marsico Growth Fund                   193,686     1,780,391     (1,586,705)
Columbia Variable Portfolio --
 Marsico 21st Century Fund             242,459       892,801       (650,342)
Columbia Variable Portfolio --
 Dividend Opportunity Fund              73,776       219,606       (145,830)
Columbia Variable Portfolio --
 Income Opportunities Fund*            855,907     3,945,994     (3,090,087)
Columbia Variable Portfolio --
 Mid Cap Growth Opportunity
 Fund*                                 901,803     7,433,197     (6,531,394)
Oppenheimer Global Fund/VA*             13,381         6,909          6,472
Putnam VT Small Cap Value Fund          15,584         7,021          8,563
PIMCO VIT Real Return Portfolio         13,267        57,560        (44,293)
Pioneer Fund VCT Portfolio             197,237     3,588,572     (3,391,335)
Pioneer Mid Cap Value VCT
 Portfolio                               2,739         2,061            678
Jennison 20/20 Focus Portfolio              --        77,515        (77,515)
Jennison Portfolio                       7,702       838,189       (830,487)
Prudential Value Portfolio                  79        89,768        (89,689)
Prudential Series SP
 International Growth Portfolio          1,720        21,191        (19,471)
Royce Small-Cap Portfolio                5,089        15,668        (10,579)
Legg Mason ClearBridge
 Appreciation Fund                          --             1             (1)
Victory Variable Insurance
 Diversified Stock Fund                  1,012        10,453         (9,441)
Invesco V.I. Comstock Fund*              6,939         4,552          2,387
Invesco V.I. American Franchise*         3,357        65,721        (62,364)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                      --             4             (4)
Wells Fargo Advantage VT Total
 Return Bond Fund                        2,267        14,701        (12,434)
Wells Fargo Advantage VT
 Intrinsic Value Fund                       --        34,459        (34,459)
Wells Fargo Advantage VT
 International Equity Fund             213,332     1,591,903     (1,378,571)
Wells Fargo Advantage VT Small
 Cap Growth Fund                        34,666        66,729        (32,063)
Wells Fargo Advantage VT Small
 Cap Value Fund                         36,682       148,268       (111,586)
Wells Fargo Advantage VT
 Opportunity Fund                       30,452        83,095        (52,643)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP Capital
 Appreciation Fund                     304,195       591,863       (287,668)
AllianceBernstein VPS
 International Value Portfolio           1,464        31,770        (30,306)
Invesco V.I. Core Equity Fund          312,620       952,017       (639,397)
Invesco V.I. High Yield Fund           684,182       726,852        (42,670)
AllianceBernstein VPS Growth and
 Income Portfolio                      174,692       413,626       (238,934)
AllianceBernstein VPS
 Intermediate Bond Portfolio            23,592        46,911        (23,319)
American Funds Growth Fund              13,840        26,748        (12,908)
Sterling Capital Strategic
 Allocation Equity VIF                  45,466       771,180       (725,714)

-------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Sterling Capital Select Equity
 VIF                                   171,206     3,863,188     (3,691,982)
Sterling Capital Special
 Opportunities VIF                     249,597     1,785,293     (1,535,696)
Sterling Capital Total Return
 Bond VIF                              230,309     1,004,760       (774,451)
Calvert VP SRI Balanced
 Portfolio                               6,241        68,790        (62,549)
Columbia Variable Portfolio --
 Small Company Growth Fund             406,220     1,614,680     (1,208,460)
Wells Fargo Advantage VT Omega
 Growth Fund                           337,153       995,959       (658,806)
Fidelity(R) VIP Asset Manager
 Portfolio                              16,308       126,865       (110,557)
Fidelity(R) VIP Growth Portfolio       133,415       606,990       (473,575)
Fidelity(R) VIP Contrafund
 Portfolio                             104,888       767,686       (662,798)
Fidelity(R) VIP Overseas
 Portfolio                              20,889       234,670       (213,781)
Fidelity(R) VIP Freedom 2020
 Portfolio                               3,780         1,113          2,667
Fidelity(R) VIP Freedom 2030
 Portfolio                               1,657         2,091           (434)
Fidelity(R) VIP Freedom 2015
 Portfolio                                 350         6,282         (5,932)
Fidelity(R) VIP Freedom 2025
 Portfolio                                 560           390            170
Fidelity(R) VIP Freedom Income
 Portfolio                                 321           321             --
Fidelity(R) VIP FundsManager 20%
 Portfolio                                  --             2             (2)
Fidelity(R) VIP FundsManager 50%
 Portfolio                               1,877         4,706         (2,829)
Fidelity(R) VIP FundsManager 60%
 Portfolio                                  --            --             --
Fidelity(R) VIP FundsManager 70%
 Portfolio                                  10             1              9
Fidelity(R) VIP FundsManager 85%
 Portfolio                                 508           500              8
Franklin Income Securities Fund         16,989        13,727          3,262
Hartford Balanced HLS Fund           9,815,842    84,109,744    (74,293,902)
Hartford Total Return Bond HLS
 Fund                               16,877,186    67,396,069    (50,518,883)
Hartford Capital Appreciation
 HLS Fund                            8,587,274    79,407,567    (70,820,293)
Hartford Dividend and Growth HLS
 Fund                                9,122,502    79,952,315    (70,829,813)
Hartford Global Research HLS
 Fund                                  160,443       603,548       (443,105)
Hartford Healthcare HLS Fund           201,922     3,436,679     (3,234,757)
Hartford Global Growth HLS Fund      3,378,116    17,902,911    (14,524,795)
Hartford Disciplined Equity HLS
 Fund                                4,073,263    26,532,943    (22,459,680)
Hartford Growth HLS Fund             2,531,125    13,120,432    (10,589,307)
Hartford Growth Opportunities
 HLS Fund                            4,387,558    15,342,482    (10,954,924)
Hartford High Yield HLS Fund         9,067,490    19,656,180    (10,588,690)
Hartford Index HLS Fund              2,646,535    13,757,039    (11,110,504)
Hartford International
 Opportunities HLS Fund              6,820,227    46,722,661    (39,902,434)
Hartford Small/Mid Cap Equity
 HLS Fund                              292,210       964,104       (671,894)
Hartford MidCap HLS Fund               124,064     6,398,870     (6,274,806)
Hartford MidCap Value HLS Fund       3,794,155    16,830,208    (13,036,053)
Hartford Money Market HLS Fund      60,480,594    94,965,619    (34,485,025)
Hartford Small Company HLS Fund      2,901,470    12,801,599     (9,900,129)
Hartford SmallCap Growth HLS
 Fund                                3,948,263    19,457,482    (15,509,219)
Hartford Stock HLS Fund              4,408,161    48,918,212    (44,510,051)
Hartford U.S. Government
 Securities HLS Fund                19,153,077    52,272,211    (33,119,134)
Hartford Value HLS Fund              3,307,850    24,513,062    (21,205,212)
Huntington VA Income Equity Fund       234,280     1,795,107     (1,560,827)
Huntington VA Dividend Capture
 Fund                                  235,288     1,998,824     (1,763,536)
Huntington VA Growth Fund              107,471     1,458,953     (1,351,482)
Huntington VA Mid Corp America
 Fund                                  963,628     2,423,762     (1,460,134)
Huntington VA Rotating Markets
 Fund                                   16,494       439,080       (422,586)
Huntington VA International
 Equity Fund                            74,234       500,216       (425,982)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP
 CAPITAL APPRECIATION FUND
 2013                               1,431,048       $3.047479      to       $3.219143          $4,375,776
 2012                               1,671,048        2.356970      to        2.476084           3,921,409
 2011                               1,958,716        2.057397      to        2.149508           3,960,459
 2010                               2,304,243        2.160732      to        2.315253           5,040,013
 2009                               2,401,231        1.666424      to        1.775830           4,045,241
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                                  52,513        8.415534      to        8.415534             441,922
 2012                                  55,410        6.943189      to        6.943189             384,725
 2011                                  85,716        6.156597      to        6.156597             527,721
 2010                                 109,554        7.738140      to        7.738140             847,741
 2009                                 136,100        7.512547      to        7.512547           1,022,457
INVESCO V.I. CORE EQUITY FUND
 2013                               2,556,005        1.473423      to       18.708955           3,973,014
 2012                               3,109,881        1.154307      to       14.818902           3,773,246
 2011                               3,749,278        0.957423      to        1.026335           3,796,161
 2010                               4,343,895        1.039914      to        1.146200           4,477,161
 2009                               5,395,406        0.908332      to        0.961151           5,145,229
INVESCO V.I. HIGH YIELD FUND
 2013                               1,258,810        1.440762      to        1.608761           2,015,042
 2012                               1,401,078        1.522315      to       19.734908           2,739,545
 2011                               1,443,748        1.199545      to        1.315536           1,909,270
 2010                               1,531,805        1.213947      to        1.319386           2,051,264
 2009                               2,584,632        1.095364      to        1.176320           2,980,643
INVESCO V.I. MONEY MARKET
 FUND
 2013                               1,216,050        9.855772      to        9.987257          12,062,873
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2013                               1,146,182        1.633262      to        1.866400           2,051,418
 2012                               1,250,818        1.240443      to        1.402732           1,682,399
 2011                               1,489,752        1.102085      to        1.210252           1,731,671
 2010                               1,681,068        1.060000      to        1.154196           1,877,135
 2009                               1,908,139        0.958707      to        1.035072           1,915,562
ALLIANCEBERNSTEIN VPS
 INTERMEDIATE BOND PORTFOLIO
 2013                                 181,142       11.824421      to       12.421058           2,220,381
 2012                                 214,361       12.351891      to       12.865299           2,727,040
 2011                                 237,680       11.911178      to       12.301286           2,898,028
 2010                                 268,397       11.359139      to       11.697057           3,119,767
 2009                                 237,306       10.669784      to       10.862750           2,565,932

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP
 CAPITAL APPRECIATION FUND
 2013                           0.70%     to          1.25%      --      to         --       29.30%     to       30.01%
 2012                           0.70%     to          1.25%      --      to         --       14.56%     to       15.19%
 2011                           0.70%     to          1.25%      --      to         --       (7.67)%    to       (7.16)%
 2010                           0.70%     to          1.25%      --      to         --       29.66%     to       30.38%
 2009                           0.70%     to          1.25%    0.84%     to       0.99%      35.37%     to       36.12%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                           1.25%     to          1.25%    5.91%     to       5.91%      21.21%     to       21.21%
 2012                           1.25%     to          1.25%    1.22%     to       1.22%      12.78%     to       12.78%
 2011                           1.25%     to          1.25%    3.60%     to       3.60%     (20.44)%    to      (20.44)%
 2010                           1.25%     to          1.25%    2.57%     to       2.57%       3.00%     to        3.00%
 2009                           1.25%     to          1.25%    1.21%     to       1.21%      32.69%     to       32.69%
INVESCO V.I. CORE EQUITY FUND
 2013                           1.25%     to          2.35%    1.34%     to       1.36%      26.25%     to       27.65%
 2012                           1.25%     to          2.35%      --      to       0.94%      11.24%     to       12.47%
 2011                           1.25%     to          1.90%    0.93%     to       0.98%      (1.94)%    to       (1.31)%
 2010                           1.25%     to          2.15%    0.94%     to       0.99%       7.23%     to        8.20%
 2009                           1.25%     to          1.90%    1.21%     to       1.74%      25.88%     to       26.71%
INVESCO V.I. HIGH YIELD FUND
 2013                           1.25%     to          2.15%    4.99%     to       7.06%       4.73%     to        5.68%
 2012                           1.25%     to          2.35%      --      to       5.01%      14.45%     to       15.72%
 2011                           1.25%     to          2.15%    6.88%     to       7.22%      (1.19)%    to       (0.29)%
 2010                           1.25%     to          2.15%    9.81%     to       9.81%      11.16%     to       12.16%
 2009                           1.25%     to          2.10%    8.36%     to      25.02%      49.62%     to       50.89%
INVESCO V.I. MONEY MARKET
 FUND
 2013                           0.25%     to          2.50%      --      to         --       (1.44)%    to       (0.13)%
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2013                           1.15%     to          2.20%    1.14%     to       1.52%      31.67%     to       33.05%
 2012                           1.15%     to          2.20%    1.25%     to       1.36%      14.69%     to       15.90%
 2011                           1.15%     to          2.00%    0.78%     to       1.08%       3.97%     to        4.86%
 2010                           1.15%     to          2.00%      --      to         --       10.57%     to       11.51%
 2009                           1.15%     to          2.00%    3.52%     to       3.59%      17.97%     to       18.97%
ALLIANCEBERNSTEIN VPS
 INTERMEDIATE BOND PORTFOLIO
 2013                           1.15%     to          2.00%    3.33%     to       3.38%      (4.27)%    to       (3.45)%
 2012                           1.15%     to          2.00%    4.23%     to       4.24%       3.70%     to        4.58%
 2011                           1.15%     to          2.00%    4.47%     to       4.70%       4.28%     to        5.17%
 2010                           1.15%     to          2.20%    1.44%     to       5.19%       6.56%     to        7.68%
 2009                           1.15%     to          2.15%    3.42%     to       3.45%      15.69%     to       16.85%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2013                                  22,150      $14.683555      to      $14.683555            $325,243
 2012                                  21,842       11.428093      to       11.428093             249,610
 2011                                  34,750        9.815665      to        9.815665             341,091
 2010                                  41,541       10.383301      to       10.383301             431,336
 2009                                  38,463        8.858909      to        8.858909             340,742
STERLING CAPITAL EQUITY
 INCOME VARIABLE INSURANCE
 FUND+
 2013                               8,069,954        1.492882      TO        1.714255          13,387,541
 2012                               9,703,829        1.296074      TO        1.472729          13,869,195
 2011                              13,395,811        1.159333      TO        1.303596          16,972,484
 2010                              17,004,354        1.234953      TO        1.374117          22,764,911
 2009                              21,419,681        1.127882      TO        1.241859          25,998,991
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                               3,164,350        2.536345      to       22.006902           7,832,632
 2012                               3,863,497        2.023186      to       17.783835           7,687,177
 2011                               5,399,193        1.655702      to        1.790016           9,478,320
 2010                               6,738,130        1.754526      to        1.877039          12,436,613
 2009                               6,674,138        1.543013      to        1.633517          10,750,428
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                               1,628,102        1.250389      to        1.380512           2,143,292
 2012                               2,274,306        1.298563      to        1.418723           3,091,915
 2011                               3,048,757        1.250987      to        1.352480           3,974,093
 2010                               3,121,445        1.205159      to        1.289323           3,932,955
 2009                               3,395,653        1.143444      to        1.210523           4,041,830
CALVERT VP SRI BALANCED
 PORTFOLIO
 2013                                 356,092        4.067299      to        4.430348           1,460,961
 2012                                 409,843        3.490099      to        3.780789           1,440,472
 2011                                 472,392        3.197855      to        3.445215           1,514,819
 2010                                 562,937        3.096720      to        3.317954           1,748,304
 2009                                 650,537        2.797239      to        2.980662           1,825,488
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2013                               2,974,871        1.881439      to       22.391701           5,334,295
 2012                               3,830,833        1.356207      to       16.327115           4,971,786
 2011                               5,039,293        1.226089      to       14.931246           5,933,391
 2010                               7,159,960        1.314410      to       16.192109           9,021,250
 2009                               8,469,289        0.930713      to        1.036734           8,470,981
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                               2,407,444        1.778660      to       25.935506           3,604,415
 2012                               3,415,400       14.029736      to       18.964235           3,683,159
 2011                               4,074,206       11.788274      to       16.101752           3,700,530
 2010                               4,930,483        1.148873      to       17.443913           4,806,186
 2009                               5,604,855        0.694738      to        0.970138           4,555,951
FIDELITY(R) VIP ASSET MANAGER
 PORTFOLIO
 2013                                 691,792        2.760213      to        3.006613           1,940,307
 2012                                 771,637        2.415527      to        2.616734           1,892,904
 2011                                 882,194        2.174480      to        2.342693           1,938,963
 2010                               1,174,458        2.259706      to        2.421155           2,675,013
 2009                               1,323,941        2.002466      to        2.133781           2,671,009

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2013                           1.25%     to          1.25%    0.97%     to       0.97%      28.49%     to       28.49%
 2012                           1.25%     to          1.25%    0.68%     to       0.68%      16.43%     to       16.43%
 2011                           1.25%     to          1.25%    0.57%     to       0.57%      (5.47)%    to       (5.47)%
 2010                           1.25%     to          1.25%    0.76%     to       0.76%      17.21%     to       17.21%
 2009                           1.25%     to          1.25%    0.69%     to       0.69%      37.68%     to       37.68%
STERLING CAPITAL EQUITY
 INCOME VARIABLE INSURANCE
 FUND+
 2013                           1.15%     TO          2.20%    1.23%     TO       1.43%      15.18%     TO       16.40%
 2012                           1.15%     TO          2.20%    0.96%     TO       1.01%      11.79%     TO       12.97%
 2011                           1.15%     TO          2.20%    1.07%     TO       1.14%      (6.12)%    TO       (5.13)%
 2010                           1.15%     TO          2.20%    1.25%     TO       1.27%       9.49%     TO       10.65%
 2009                           1.15%     TO          2.20%    0.99%     TO       0.99%      15.92%     TO       17.14%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                           1.15%     to          2.45%    0.04%     to       0.08%      23.75%     to       25.36%
 2012                           1.15%     to          2.45%    0.22%     to       0.29%      11.57%     to       13.03%
 2011                           1.15%     to          2.20%      --      to         --       (5.63)%    to       (4.64)%
 2010                           1.15%     to          2.20%    0.06%     to       0.06%      13.71%     to       14.91%
 2009                           1.15%     to          2.20%      --      to         --       40.41%     to       41.89%
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                           1.15%     to          2.20%    3.19%     to       3.20%      (3.71)%    to       (2.69)%
 2012                           1.15%     to          2.20%    2.85%     to       2.85%       3.80%     to        4.90%
 2011                           1.15%     to          2.20%    3.59%     to       3.63%       3.80%     to        4.90%
 2010                           1.15%     to          2.20%    3.86%     to       3.88%       5.40%     to        6.51%
 2009                           1.15%     to          2.20%    0.74%     to       3.99%       6.22%     to        7.34%
CALVERT VP SRI BALANCED
 PORTFOLIO
 2013                           0.70%     to          1.25%    0.99%     to       1.07%      16.54%     to       17.18%
 2012                           0.70%     to          1.25%    1.07%     to       1.25%       9.14%     to        9.74%
 2011                           0.70%     to          1.25%    1.24%     to       1.28%       3.27%     to        3.84%
 2010                           0.70%     to          1.25%    1.37%     to       1.39%      10.71%     to       11.32%
 2009                           0.70%     to          1.25%    2.06%     to       2.21%      23.74%     to       24.42%
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2013                           1.25%     to          2.40%    0.10%     to       0.11%      37.14%     to       38.73%
 2012                           1.25%     to          2.40%      --      to         --        9.35%     to       10.61%
 2011                           1.25%     to          2.40%      --      to         --       (7.79)%    to       (6.72)%
 2010                           1.25%     to          2.40%      --      to         --       25.33%     to       26.78%
 2009                           1.25%     to          2.25%      --      to         --       22.86%     to       24.10%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.15%     to          2.50%    0.40%     to       0.40%      36.76%     to       38.61%
 2012                           1.15%     to          2.50%      --      to         --       17.78%     to       19.01%
 2011                           1.15%     to          2.50%      --      to         --       (7.69)%    to       (6.44)%
 2010                           1.15%     to          2.50%    0.83%     to       0.83%      16.84%     to       18.42%
 2009                           1.15%     to          2.25%    1.19%     to       1.50%      40.77%     to       42.32%
FIDELITY(R) VIP ASSET MANAGER
 PORTFOLIO
 2013                           0.70%     to          1.25%    1.54%     to       1.55%      14.27%     to       14.90%
 2012                           0.70%     to          1.25%    1.37%     to       1.56%      11.09%     to       11.70%
 2011                           0.70%     to          1.25%    1.67%     to       1.99%      (3.77)%    to       (3.24)%
 2010                           0.70%     to          1.25%    1.55%     to       1.68%      12.85%     to       13.47%
 2009                           0.70%     to          1.25%    2.18%     to       2.52%      27.51%     to       28.21%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                               2,416,327       $3.097926      to       $3.374125          $7,588,914
 2012                               2,871,238        2.300838      to        2.492242           6,688,954
 2011                               3,344,813        2.031385      to        2.188302           6,848,086
 2010                               4,093,999        2.052797      to        2.199230           8,454,240
 2009                               4,546,470        1.673942      to        1.783534           7,646,852
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                               2,502,763        4.920305      to        5.359097          12,618,132
 2012                               2,775,070        3.794878      to        4.110646          10,739,464
 2011                               3,437,868        3.300735      to        3.555782          11,381,637
 2010                               4,210,525        3.428888      to        3.673565          14,472,520
 2009                               4,866,992        2.962010      to        3.155987          14,445,620
FIDELITY(R) VIP OVERSEAS
 PORTFOLIO
 2013                                 836,276        2.394238      to        2.608100           2,051,973
 2012                                 951,366        1.858632      to        2.013555           1,802,846
 2011                               1,165,147        1.558707      to        1.679380           1,824,665
 2010                               1,554,675        1.905388      to        2.041614           2,972,544
 2009                               1,854,489        1.705638      to        1.817586           3,171,677
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2013                                  24,246       20.669392      to       20.669392             501,158
 2012                                  16,983       18.099513      to       18.099513             307,380
 2011                                  14,316       16.208519      to       16.208519             232,049
 2010                                  10,826       16.618873      to       16.618873             179,923
 2009                                   7,615       14.718770      to       14.718770             112,088
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2013                                   4,096       23.095101      to       23.095101              94,599
 2012                                     759       19.261850      to       19.261850              14,623
 2011                                   1,193       16.933280      to       16.933280              20,203
 2010                                   2,513       17.645669      to       17.645669              44,351
 2009                                     377       15.417578      to       15.417578               5,808
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO
 2013                                  29,804       19.042459      to       19.042459             567,535
 2012                                  25,708       16.898529      to       16.898529             434,434
 2011                                  31,640       15.290849      to       15.290849             483,803
 2010                                  34,409       15.563664      to       15.563664             535,531
 2009                                  16,270       13.972674      to       13.972674             227,335
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO
 2013                                   8,932       22.086978      to       22.086978             197,289
 2012                                   4,943       18.681616      to       18.681616              92,352
 2011                                   4,773       16.478192      to       16.478192              78,644
 2010                                     375       17.086596      to       17.086596               6,414
 2009                                     376       14.983454      to       14.983454               5,630
FIDELITY(R) VIP FREEDOM
 INCOME PORTFOLIO
 2013                                   1,784       13.838653      to       13.838653              24,694
FIDELITY(R) VIP FUNDSMANAGER
 20% PORTFOLIO
 2013                                     708       13.353623      to       13.353623               9,456
 2012                                   1,783       12.821972      to       12.821972              22,863
 2011                                   1,785       12.314612      to       12.314612              21,982
 2010                                     709       12.201631      to       12.201631               8,656

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                           0.70%     to          1.25%    0.28%     to       0.37%      34.64%     to       35.39%
 2012                           0.70%     to          1.25%    0.56%     to       0.77%      13.26%     to       13.89%
 2011                           0.70%     to          1.25%    0.33%     to       0.34%      (1.04)%    to       (0.50)%
 2010                           0.70%     to          1.25%    0.28%     to       0.28%      22.63%     to       23.31%
 2009                           0.70%     to          1.25%    0.45%     to       0.46%      26.69%     to       27.39%
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                           0.70%     to          1.25%    1.02%     to       1.05%      29.66%     to       30.37%
 2012                           0.70%     to          1.25%    0.94%     to       1.15%      14.97%     to       15.60%
 2011                           0.70%     to          1.25%    0.93%     to       0.98%      (3.74)%    to       (3.21)%
 2010                           0.70%     to          1.25%    1.20%     to       1.29%      15.76%     to       16.40%
 2009                           0.70%     to          1.25%    1.34%     to       1.40%      34.02%     to       34.76%
FIDELITY(R) VIP OVERSEAS
 PORTFOLIO
 2013                           0.70%     to          1.25%    0.60%     to       1.36%      28.82%     to       29.53%
 2012                           0.70%     to          1.25%    1.40%     to       1.84%      19.24%     to       19.90%
 2011                           0.70%     to          1.25%    1.18%     to       1.40%     (18.19)%    to      (17.74)%
 2010                           0.70%     to          1.25%    1.33%     to       1.44%      11.71%     to       12.33%
 2009                           0.70%     to          1.25%    2.00%     to       2.24%      24.96%     to       25.65%
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2013                           1.25%     to          1.25%    1.94%     to       1.94%      14.20%     to       14.20%
 2012                           1.25%     to          1.25%    1.87%     to       1.87%      11.67%     to       11.67%
 2011                           1.25%     to          1.25%    2.37%     to       2.37%      (2.47)%    to       (2.47)%
 2010                           1.25%     to          1.25%    2.58%     to       2.58%      12.91%     to       12.91%
 2009                           1.25%     to          1.25%    3.54%     to       3.54%      26.95%     to       26.95%
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2013                           1.25%     to          1.25%    2.72%     to       2.72%      19.90%     to       19.90%
 2012                           1.25%     to          1.25%    0.81%     to       0.81%      13.75%     to       13.75%
 2011                           1.25%     to          1.25%    1.10%     to       1.10%      (4.04)%    to       (4.04)%
 2010                           1.25%     to          1.25%    2.44%     to       2.44%      14.45%     to       14.45%
 2009                           1.25%     to          1.25%    1.80%     to       1.80%      29.55%     to       29.55%
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO
 2013                           1.25%     to          1.25%    1.79%     to       1.79%      12.69%     to       12.69%
 2012                           1.25%     to          1.25%    1.60%     to       1.60%      10.51%     to       10.51%
 2011                           1.25%     to          1.25%    1.66%     to       1.66%      (1.75)%    to       (1.75)%
 2010                           1.25%     to          1.25%    3.32%     to       3.32%      11.39%     to       11.39%
 2009                           1.25%     to          1.25%    4.68%     to       4.68%      23.47%     to       23.47%
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO
 2013                           1.25%     to          1.25%    1.57%     to       1.57%      18.23%     to       18.23%
 2012                           1.25%     to          1.25%    1.58%     to       1.58%      13.37%     to       13.37%
 2011                           1.25%     to          1.25%    2.26%     to       2.26%      (3.56)%    to       (3.56)%
 2010                           1.25%     to          1.25%    2.06%     to       2.06%      14.04%     to       14.04%
 2009                           1.25%     to          1.25%    2.73%     to       2.73%      28.18%     to       28.18%
FIDELITY(R) VIP FREEDOM
 INCOME PORTFOLIO
 2013                           1.25%     to          1.25%    1.27%     to       1.27%       3.90%     to        3.90%
FIDELITY(R) VIP FUNDSMANAGER
 20% PORTFOLIO
 2013                           1.25%     to          1.25%    0.69%     to       0.69%       4.15%     to        4.15%
 2012                           1.25%     to          1.25%    1.24%     to       1.24%       4.12%     to        4.12%
 2011                           1.25%     to          1.25%    2.29%     to       2.29%       0.93%     to        0.93%
 2010                           1.25%     to          1.25%    1.47%     to       1.47%       5.91%     to        5.91%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER
 50% PORTFOLIO
 2013                                   1,877      $17.485844      to      $17.485844             $32,822
 2012                                   1,877       15.441853      to       15.441853              28,989
 2011                                   4,706       14.198506      to       14.198506              66,825
 2010                                   4,707       14.475529      to       14.475529              68,137
 2009                                   4,708       13.116203      to       13.116203              61,747
FIDELITY(R) VIP FUNDSMANAGER
 70% PORTFOLIO
 2013                                     922       20.551088      to       20.551088              18,955
 2012                                     249       17.122147      to       17.122147               4,256
 2011                                     240       15.345699      to       15.345699               3,691
FIDELITY(R) VIP FUNDSMANAGER
 85% PORTFOLIO
 2013                                      51       22.950151      to       22.950151               1,176
 2012                                      41       18.220310      to       18.220310                 744
 2011                                      33       16.182261      to       16.182261                 530
 2010                                      33       17.329010      to       17.329010                 568
 2009                                      33       15.126318      to       15.126318                 497
FRANKLIN INCOME SECURITIES
 FUND
 2013                                 138,404       15.159681      to       15.159681           2,098,156
 2012                                 147,318       13.472150      to       13.472150           1,984,696
 2011                                 144,056       12.109397      to       12.109397           1,744,433
 2010                                 169,354       11.976273      to       11.976273           2,028,229
 2009                                 132,143       10.762886      to       10.762886           1,422,236
HARTFORD BALANCED HLS FUND
 2013                              247,249,245      14.304249      to       18.418724       1,047,240,329
 2012                              300,957,251      11.820994      to       15.590722       1,048,363,693
 2011                              375,251,153      10.568236      to       14.276884       1,147,584,568
 2010                              475,313,273      10.391242      to       14.303752       1,395,280,194
 2009                              548,530,592       9.280589      to       13.124984       1,461,253,153
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              156,862,258      10.103003      to       12.502215         422,212,220
 2012                              207,845,620      10.258086      to       13.041067         565,319,207
 2011                              258,364,503       9.553434      to       12.471357         647,327,563
 2010                              334,368,693       8.942568      to       11.987378         771,067,628
 2009                              387,275,807       8.330162      to       11.497285         825,474,117
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                              206,357,011      22.741479      to       43.273468       1,628,087,321
 2012                              260,386,444      16.773521      to       31.161179       1,449,743,721
 2011                              331,206,737      14.540101      to       26.371763       1,524,850,509
 2010                              432,865,916      16.748456      to       29.811396       2,157,817,381
 2009                              524,865,632      14.824672      to       25.627460       2,235,091,018
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              205,934,346       6.844185      to       19.504567         733,690,562
 2012                              258,584,997       5.200999      to       15.166408         698,468,502
 2011                              329,414,810       4.590095      to       13.696281         781,081,584
 2010                              416,986,518       4.541745      to       13.796476         964,487,510
 2009                              488,271,363       4.021968      to       12.538410       1,014,619,128

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER
 50% PORTFOLIO
 2013                           1.25%     to          1.25%    0.85%     to       0.85%      13.24%     to       13.24%
 2012                           1.25%     to          1.25%    0.51%     to       0.51%       8.76%     to        8.76%
 2011                           1.25%     to          1.25%    1.67%     to       1.67%      (1.91)%    to       (1.91)%
 2010                           1.25%     to          1.25%    1.49%     to       1.49%      10.36%     to       10.36%
 2009                           1.25%     to          1.25%    1.55%     to       1.55%      17.28%     to       17.28%
FIDELITY(R) VIP FUNDSMANAGER
 70% PORTFOLIO
 2013                           1.25%     to          1.25%    1.14%     to       1.14%      20.03%     to       20.03%
 2012                           1.25%     to          1.25%    1.46%     to       1.46%      11.58%     to       11.58%
 2011                           1.25%     to          1.25%    0.12%     to       0.12%      (4.15)%    to       (4.15)%
FIDELITY(R) VIP FUNDSMANAGER
 85% PORTFOLIO
 2013                           1.25%     to          1.25%    0.86%     to       0.86%      25.96%     to       25.96%
 2012                           1.25%     to          1.25%    0.32%     to       0.32%      12.59%     to       12.59%
 2011                           1.25%     to          1.25%    1.07%     to       1.07%      (6.62)%    to       (6.62)%
 2010                           1.25%     to          1.25%    1.05%     to       1.05%      14.56%     to       14.56%
 2009                           1.25%     to          1.25%    1.12%     to       1.12%      26.78%     to       26.78%
FRANKLIN INCOME SECURITIES
 FUND
 2013                           1.25%     to          1.25%    6.69%     to       6.69%      12.53%     to       12.53%
 2012                           1.25%     to          1.25%    6.38%     to       6.38%      11.25%     to       11.25%
 2011                           1.25%     to          1.25%    5.86%     to       5.86%       1.11%     to        1.11%
 2010                           1.25%     to          1.25%    6.80%     to       6.80%      11.27%     to       11.27%
 2009                           1.25%     to          1.25%    8.25%     to       8.25%      33.91%     to       33.91%
HARTFORD BALANCED HLS FUND
 2013                           0.15%     to          2.55%    1.61%     to       1.62%      18.14%     to       21.01%
 2012                           0.15%     to          2.55%    2.90%     to       3.01%       9.20%     to       11.85%
 2011                           0.15%     to          2.55%    1.46%     to       1.65%      (0.95)%    to        1.70%
 2010                           0.15%     to          2.55%    1.17%     to       1.46%       9.04%     to       11.97%
 2009                           0.15%     to          2.50%    2.23%     to       4.01%      26.76%     to       30.09%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.15%     to          2.55%    3.68%     to       3.88%      (4.13)%    to       (1.51)%
 2012                           0.15%     to          2.55%    3.89%     to       4.09%       4.57%     to        7.38%
 2011                           0.15%     to          2.55%    0.22%     to       0.22%       4.04%     to        6.83%
 2010                           0.15%     to          2.55%    3.55%     to       4.00%       4.55%     to        7.35%
 2009                           0.15%     to          2.55%    3.65%     to       3.67%      12.12%     to       14.84%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.15%     to          2.55%    0.19%     to       0.91%      35.58%     to       38.87%
 2012                           0.15%     to          2.55%    1.45%     to       2.03%      15.36%     to       18.16%
 2011                           0.15%     to          2.55%    0.53%     to       0.75%     (13.85)%    to      (11.54)%
 2010                           0.15%     to          2.55%    0.51%     to       0.76%      13.29%     to       16.33%
 2009                           0.15%     to          2.55%    0.80%     to       0.92%      42.00%     to       45.45%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.25%     to          2.55%    0.38%     to       2.24%      28.60%     to       31.59%
 2012                           0.25%     to          2.55%    1.82%     to       2.09%      10.73%     to       13.31%
 2011                           0.25%     to          2.55%    1.83%     to       2.01%      (1.48)%    to        1.06%
 2010                           0.25%     to          2.55%    1.48%     to       1.98%      10.09%     to       12.92%
 2009                           0.25%     to          2.50%    1.67%     to       2.33%      21.29%     to       24.37%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                               1,344,525      $13.590510      to      $20.798975         $17,702,612
 2012                               1,661,017       10.619379      to       16.618655          17,103,434
 2011                               2,104,122        9.041656      to       14.428269          18,569,408
 2010                               2,617,542       10.660617      to       16.349055          25,793,084
 2009                               3,053,503        9.212282      to       14.484824          26,311,928
HARTFORD HEALTHCARE HLS FUND
 2013                              10,269,066        4.671807      to       24.937357          41,176,682
 2012                              12,923,594        3.084440      to       16.919866          34,485,122
 2011                              16,158,351        2.563448      to       14.417758          36,257,021
 2010                              20,911,424        2.367723      to       13.654187          43,679,064
 2009                              26,352,948        2.216191      to       13.103619          51,964,873
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                              39,039,397        3.007662      to       20.545960          83,486,826
 2012                              51,657,517        2.212255      to       15.540082          79,561,876
 2011                              66,182,312        1.797149      to       12.943305          83,010,806
 2010                              83,540,425        2.092177      to       15.450266         121,653,104
 2009                              98,923,754        1.835816      to       13.899895         126,082,865
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                              51,126,833        2.402636      to       21.029577          97,256,674
 2012                              66,748,638        1.773440      to       16.047298          92,089,204
 2011                              89,208,318        1.511537      to       13.909021         105,340,389
 2010                              115,370,693       1.498044      to       14.134040         133,951,585
 2009                              138,239,769       1.316839      to       12.738558         140,160,075
HARTFORD GROWTH HLS FUND
 2013                              27,819,731        2.188806      to       21.432562          52,409,997
 2012                              35,052,352        1.619578      to       16.227455          49,398,714
 2011                              45,641,659        1.371106      to       13.968764          55,088,131
 2010                              61,049,509        1.509678      to       15.770873          82,222,559
 2009                              57,140,203        1.215481      to       13.579916          65,389,552
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                              33,504,355        2.783319      to       22.189472          84,274,998
 2012                              42,585,420        2.055557      to       16.768515          79,127,667
 2011                              53,540,344        1.624412      to       13.476717          79,148,797
 2010                              68,445,932        1.787043      to       15.201521         111,356,277
 2009                              84,688,999        1.523862      to       13.290003         117,243,633
HARTFORD HIGH YIELD HLS FUND
 2013                              42,335,317        2.597293      to       20.093255          95,403,790
 2012                              57,473,872        2.446482      to       19.414004         121,751,909
 2011                              68,062,562        2.145549      to       17.465364         127,226,267
 2010                              87,951,297        2.054464      to       17.155398         157,790,830
 2009                              99,630,161        1.773247      to       15.230562         152,159,680
HARTFORD INDEX HLS FUND
 2013                              38,967,098        9.715924      to       19.935710         180,446,139
 2012                              46,549,378        7.374637      to       15.531288         164,738,979
 2011                              57,659,882        6.387413      to       13.806364         170,262,399
 2010                              72,541,404        6.283196      to       13.932959         204,944,630
 2009                              87,687,225        5.484554      to       12.481611         215,661,403

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.80%     to          2.55%      --      to       1.03%      25.41%     to       27.98%
 2012                           0.80%     to          2.50%    0.86%     to       1.18%      15.18%     to       17.45%
 2011                           0.80%     to          2.50%    0.01%     to       0.02%     (11.75)%    to      (10.01)%
 2010                           0.25%     to          2.50%    0.97%     to       1.27%      12.87%     to       15.72%
 2009                           0.25%     to          2.50%    1.20%     to       2.89%      38.29%     to       41.77%
HARTFORD HEALTHCARE HLS FUND
 2013                           0.25%     to          2.55%      --      to       0.53%      47.69%     to       51.46%
 2012                           0.25%     to          2.50%    0.12%     to       0.39%      17.35%     to       20.32%
 2011                           0.25%     to          2.50%      --      to       0.05%       5.59%     to        8.27%
 2010                           0.25%     to          2.50%    0.03%     to       0.18%       4.20%     to        6.84%
 2009                           0.25%     to          2.50%    0.49%     to       0.61%      19.39%     to       22.41%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.25%     to          2.55%      --      to       0.77%      32.48%     to       35.95%
 2012                           0.25%     to          2.50%    0.25%     to       0.56%      20.06%     to       23.10%
 2011                           0.25%     to          2.50%      --      to       0.04%     (16.23)%    to      (14.10)%
 2010                           0.25%     to          2.50%    0.03%     to       0.28%      11.15%     to       13.96%
 2009                           0.25%     to          2.50%    0.85%     to       0.85%      31.96%     to       35.30%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.25%     to          2.50%    0.75%     to       1.72%      32.13%     to       35.48%
 2012                           0.25%     to          2.55%    1.30%     to       1.57%      14.66%     to       17.33%
 2011                           0.25%     to          2.50%    1.20%     to       1.22%      (1.59)%    to        0.90%
 2010                           0.25%     to          2.50%    1.38%     to       1.73%      10.96%     to       13.76%
 2009                           0.25%     to          2.50%    1.44%     to       2.33%      22.24%     to       25.33%
HARTFORD GROWTH HLS FUND
 2013                           0.25%     to          2.55%    0.07%     to       0.09%      32.08%     to       35.15%
 2012                           0.25%     to          2.55%      --      to         --       15.44%     to       18.12%
 2011                           0.25%     to          2.50%      --      to       0.34%     (11.43)%    to       (9.18)%
 2010                           0.25%     to          2.50%    0.03%     to       0.03%      16.13%     to       19.07%
 2009                           0.80%     to          2.50%    0.13%     to       0.46%      30.59%     to       33.17%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.25%     to          2.55%      --      to       0.01%      32.33%     to       35.40%
 2012                           0.25%     to          2.55%      --      to         --       23.67%     to       26.54%
 2011                           0.25%     to          2.50%      --      to         --      (11.35)%    to       (9.10)%
 2010                           0.25%     to          2.50%    0.02%     to       0.02%      14.38%     to       17.27%
 2009                           0.25%     to          2.50%    0.59%     to       0.59%      26.10%     to       29.28%
HARTFORD HIGH YIELD HLS FUND
 2013                           0.25%     to          2.55%    0.79%     to       7.74%       3.50%     to        6.16%
 2012                           0.25%     to          2.55%    8.58%     to       8.85%      11.16%     to       14.03%
 2011                           0.25%     to          2.55%    8.17%     to       8.74%       1.81%     to        4.43%
 2010                           0.25%     to          2.55%    0.68%     to       0.68%      12.95%     to       15.86%
 2009                           0.25%     to          2.55%    7.97%     to      13.55%      46.68%     to       50.08%
HARTFORD INDEX HLS FUND
 2013                           0.15%     to          2.50%    1.70%     to       2.12%      28.36%     to       31.75%
 2012                           0.15%     to          2.50%    0.86%     to       1.99%      12.49%     to       15.46%
 2011                           0.15%     to          2.50%    1.68%     to       2.51%      (0.91)%    to        1.66%
 2010                           0.15%     to          2.50%    1.77%     to       3.25%      11.63%     to       14.56%
 2009                           0.15%     to          2.50%    2.07%     to       6.39%      22.71%     to       25.96%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                              111,338,122      $4.317809      to      $17.855902        $269,383,602
 2012                              139,938,612       3.557593      to       15.103260         276,679,761
 2011                              179,841,046       2.964282      to       12.922294         294,853,437
 2010                              223,888,156       3.450860      to       15.448155         427,082,036
 2009                              173,975,592       3.018745      to       13.883810         301,595,219
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                               1,639,134       16.258339      to       26.253881          25,838,575
 2012                               1,824,121       11.918226      to       19.686458          21,107,459
 2011                               2,496,015       10.368228      to       17.463407          25,323,643
 2010                               3,284,144       10.398463      to       10.571584          34,230,347
 2009                               3,579,635        8.468816      to        8.476532          30,108,038
HARTFORD MIDCAP HLS FUND
 2013                              26,974,047        8.177076      to       22.938841         179,429,154
 2012                              32,175,969        5.863032      to       16.839398         154,714,644
 2011                              38,450,775        4.921014      to       14.470014         156,574,979
 2010                              46,230,384        5.357417      to       16.130946         206,435,192
 2009                              55,017,985        1.395456      to        4.350726         200,510,150
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                              48,702,978        3.075452      to       26.807485         128,470,601
 2012                              58,797,850        2.288749      to       20.413988         116,362,266
 2011                              71,833,903        1.836277      to       16.759168         115,420,468
 2010                              92,918,633        2.013173      to       18.703612         165,192,705
 2009                              103,018,022       1.618860      to       15.436721         148,871,244
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                              79,151,064        3.990668      to        8.791539         121,294,430
 2012                              102,291,951       3.996574      to        9.018619         156,530,238
 2011                              136,776,976       4.002492      to        9.251565         208,961,675
 2010                              166,865,072       4.008393      to        9.496584         254,209,775
 2009                              232,504,508       4.014294      to        9.737008         355,233,991
HARTFORD SMALL COMPANY HLS
 FUND
 2013                              34,169,068        4.931545      to       23.525408         112,459,420
 2012                              43,186,433        3.424249      to       16.762227          98,044,142
 2011                              53,086,562        2.968555      to       14.906962         104,571,988
 2010                              67,137,130        3.079503      to       15.867552         135,329,064
 2009                              80,327,837        2.487056      to       13.151205         131,958,614
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                              31,837,457        2.877227      to       29.882823          84,357,776
 2012                              40,289,087        1.991050      to       21.159468          73,697,224
 2011                              55,798,306        1.700254      to       18.375232          87,623,172
 2010                              72,632,455        1.680612      to       18.622386         111,974,612
 2009                              89,824,904        1.233781      to       14.017675         100,851,421
HARTFORD STOCK HLS FUND
 2013                              124,166,831      21.882569      to       26.531164         596,911,162
 2012                              156,557,773      17.147153      to       20.092090         548,666,998
 2011                              201,067,824      15.283010      to       17.591760         590,668,733
 2010                              255,732,724      15.883309      to       17.812973         730,992,320
 2009                              305,033,803      14.221064      to       15.539793         767,863,665

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.15%     to          2.55%    1.83%     to       2.13%      18.23%     to       21.37%
 2012                           0.15%     to          2.55%    1.60%     to       1.87%      16.88%     to       20.02%
 2011                           0.15%     to          2.55%    0.05%     to       0.05%     (16.35)%    to      (14.10)%
 2010                           0.15%     to          2.55%    0.77%     to       1.26%      11.33%     to       14.31%
 2009                           0.15%     to          2.50%    2.08%     to       3.45%      29.84%     to       33.26%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.80%     to          2.55%      --      to       1.36%      33.63%     to       36.42%
 2012                           0.80%     to          2.50%    0.28%     to       0.62%      12.73%     to       14.95%
 2011                           0.80%     to          2.50%      --      to         --       (3.80)%    to       (1.92)%
 2010                           0.80%     to          2.30%    0.49%     to       0.67%      22.67%     to       24.83%
 2009                           0.80%     to          2.30%    0.17%     to       0.95%      44.16%     to       46.69%
HARTFORD MIDCAP HLS FUND
 2013                           0.25%     to          2.35%    0.01%     to       0.13%      36.22%     to       39.47%
 2012                           0.25%     to          2.35%    0.57%     to       0.84%      16.37%     to       19.14%
 2011                           0.25%     to          2.35%    0.19%     to       0.68%     (10.30)%    to       (8.15)%
 2010                           0.25%     to          2.35%    0.06%     to       0.25%      20.29%     to       23.14%
 2009                           0.25%     to          2.15%    0.29%     to       0.55%      27.84%     to       30.63%
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                           0.25%     to          2.55%    0.98%     to       1.24%      31.32%     to       34.37%
 2012                           0.25%     to          2.55%    0.90%     to       1.18%      21.81%     to       24.64%
 2011                           0.25%     to          2.55%    0.01%     to       0.01%     (11.09)%    to       (8.79)%
 2010                           0.25%     to          2.55%    0.16%     to       0.61%      21.23%     to       24.36%
 2009                           0.25%     to          2.50%    0.78%     to       0.84%      40.28%     to       43.83%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                           0.15%     to          2.55%      --      to         --       (2.52)%    to       (0.15)%
 2012                           0.15%     to          2.55%      --      to         --       (2.52)%    to       (0.15)%
 2011                           0.15%     to          2.55%      --      to         --       (2.52)%    to       (0.15)%
 2010                           0.15%     to          2.50%      --      to         --        0.15%     to        2.47%
 2009                           0.15%     to          2.50%    0.07%     to       0.07%      (2.42)%    to       (0.09)%
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.25%     to          2.55%      --      to       0.06%      40.35%     to       44.02%
 2012                           0.25%     to          2.55%      --      to         --       12.45%     to       15.35%
 2011                           0.25%     to          2.55%      --      to         --       (6.05)%    to       (3.60)%
 2010                           0.25%     to          2.55%      --      to         --       20.72%     to       23.82%
 2009                           0.25%     to          2.50%    0.01%     to       0.01%      25.83%     to       28.97%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.25%     to          2.55%    0.37%     to       0.40%      41.23%     to       44.51%
 2012                           0.25%     to          2.55%      --      to         --       14.44%     to       17.10%
 2011                           0.25%     to          2.50%      --      to         --       (1.33)%    to        1.17%
 2010                           0.25%     to          2.50%      --      to         --       32.85%     to       36.22%
 2009                           0.25%     to          2.50%    0.09%     to       0.09%      31.72%     to       35.05%
HARTFORD STOCK HLS FUND
 2013                           0.15%     to          2.50%    1.87%     to       1.92%      28.67%     to       32.05%
 2012                           0.15%     to          2.55%    2.05%     to       2.10%      11.51%     to       14.21%
 2011                           0.15%     to          2.50%    1.33%     to       1.45%      (3.78)%    to       (1.24)%
 2010                           0.15%     to          2.50%    1.19%     to       2.09%      11.69%     to       14.63%
 2009                           0.15%     to          2.50%    1.62%     to       1.62%      37.70%     to       41.32%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                              112,401,348      $9.991997      to      $11.321412        $135,461,174
 2012                              147,597,598      10.456247      to       11.532398         183,118,500
 2011                              180,716,732      10.369954      to       11.138062         218,686,357
 2010                              227,243,250      10.168674      to       10.636278         266,608,919
 2009                              264,892,621      10.080796      to       10.263004         303,463,535
HARTFORD VALUE HLS FUND
 2013                              57,518,803        2.199698      to       19.581385         108,099,539
 2012                              71,600,681        1.671361      to       15.224093         103,633,036
 2011                              92,805,893        1.432253      to       13.349502         116,313,621
 2010                              122,778,847       1.464480      to       13.909147         158,987,832
 2009                              53,134,828        1.280333      to       12.467757          60,765,251
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                               3,283,772        1.601582      to       18.567137           5,538,044
 2012                               4,595,564        1.308538      to       15.360426           6,180,452
 2011                               6,156,391        1.195401      to       14.208793           7,482,892
 2010                               8,269,323        1.129447      to       11.348153           9,454,463
 2009                              10,906,215        1.022001      to       10.376957          11,274,340
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                               3,112,050        2.061925      to       20.371930           7,009,918
 2012                               4,240,330        1.738670      to       17.394035           7,956,101
 2011                               6,003,866        1.577853      to       15.983621           9,985,394
 2010                               7,711,606        1.490689      to       13.878935          12,000,047
 2009                              10,393,762        1.309854      to       12.323949          14,368,548
HUNTINGTON VA GROWTH FUND
 2013                               2,363,137        1.091811      to       16.473656           2,783,360
 2012                               3,754,050        0.825778      to       12.616075           3,284,867
 2011                               5,105,532        0.756296      to       11.699909           4,085,065
 2010                               7,013,159        0.789108      to       10.373694           5,892,529
 2009                               9,038,390        0.726565      to        9.652298           7,159,346
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                               1,882,461        2.491711      to       22.545644           5,475,509
 2012                               2,731,310        1.904597      to       17.449698           5,812,872
 2011                               2,868,911        1.681355      to       15.598042           5,240,356
 2010                               3,951,218        1.749259      to       17.051615           7,357,477
 2009                               5,278,042        1.440935      to       14.194290           8,139,317
HUNTINGTON VA ROTATING
MARKETS FUND
 2013                                 448,009        1.803048      to       19.007840             908,279
 2012                                 667,390        1.465721      to       15.614615           1,048,175
 2011                               1,089,976        1.386464      to       14.926136           1,597,605
 2010                               1,489,191        1.312717      to       14.281300           2,030,793
 2009                               2,048,181        1.237100      to       13.600659           2,788,061
HUNTINGTON VA INTERNATIONAL
EQUITY FUND
 2013                                 470,682        1.798136      to       17.089766             854,704
 2012                                 601,007        1.479935      to       14.242353             892,154
 2011                               1,026,989        1.312791      to       12.792578           1,339,282
 2010                               1,441,908        1.402347      to        1.501412           2,116,461
 2009                               1,615,885        1.316594      to        1.391064           2,206,981

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.15%     to          2.55%    2.05%     to       2.39%      (4.44)%    to       (1.83)%
 2012                           0.15%     to          2.55%    2.57%     to       2.97%       0.83%     to        3.54%
 2011                           0.15%     to          2.55%    2.37%     to       2.65%       1.98%     to        4.72%
 2010                           0.15%     to          2.55%    4.35%     to       4.35%       0.93%     to        3.64%
 2009                           0.15%     to          2.50%    0.03%     to       0.05%       0.58%     to        3.23%
HARTFORD VALUE HLS FUND
 2013                           0.25%     to          2.55%    0.37%     to       1.71%      28.62%     to       31.61%
 2012                           0.25%     to          2.55%    2.40%     to       3.10%      14.04%     to       16.69%
 2011                           0.25%     to          2.55%    1.75%     to       1.76%      (4.43)%    to       (2.20)%
 2010                           0.25%     to          2.50%    1.29%     to       1.92%      11.56%     to       14.38%
 2009                           0.25%     to          2.50%    1.98%     to       3.14%      21.00%     to       24.06%
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                           1.15%     to          2.40%    3.67%     to       4.33%      20.88%     to       22.39%
 2012                           1.15%     to          2.40%    3.69%     to       3.95%       8.11%     to        9.46%
 2011                           1.15%     to          2.40%    2.59%     to       2.82%       4.52%     to        5.84%
 2010                           1.15%     to          2.20%    2.56%     to       2.74%       9.36%     to       10.51%
 2009                           1.15%     to          2.20%      --      to         --       18.97%     to       20.23%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                           1.15%     to          2.40%    2.61%     to       3.10%      17.12%     to       18.59%
 2012                           1.15%     to          2.40%    3.49%     to       3.92%       8.82%     to       10.19%
 2011                           1.15%     to          2.40%    3.61%     to       3.67%       4.53%     to        5.85%
 2010                           1.15%     to          2.20%    4.28%     to       4.36%      12.62%     to       13.81%
 2009                           1.15%     to          2.20%      --      to         --       22.39%     to       23.68%
HUNTINGTON VA GROWTH FUND
 2013                           1.15%     to          2.40%    0.98%     to       1.06%      30.58%     to       32.22%
 2012                           1.15%     to          2.40%    0.30%     to       0.36%       7.83%     to        9.19%
 2011                           1.15%     to          2.40%    0.16%     to       0.18%      (5.35)%    to       (4.16)%
 2010                           1.15%     to          2.20%    0.10%     to       0.15%       7.47%     to        8.61%
 2009                           1.15%     to          2.20%      --      to         --       13.44%     to       14.64%
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                           1.15%     to          2.40%    0.72%     to       0.83%      29.20%     to       30.83%
 2012                           1.15%     to          2.40%    0.26%     to       0.26%      11.87%     to       13.28%
 2011                           1.15%     to          2.40%    0.39%     to       0.46%      (5.08)%    to       (3.88)%
 2010                           1.15%     to          2.20%    0.66%     to       0.91%      20.13%     to       21.40%
 2009                           1.15%     to          2.20%      --      to         --       31.31%     to       32.70%
HUNTINGTON VA ROTATING
MARKETS FUND
 2013                           1.15%     to          2.20%    0.76%     to       0.77%      21.73%     to       23.01%
 2012                           1.15%     to          2.20%    1.37%     to       1.56%       4.61%     to        5.72%
 2011                           1.15%     to          2.20%    0.30%     to       0.33%       4.52%     to        5.62%
 2010                           1.15%     to          2.20%    1.14%     to       1.30%       5.00%     to        6.11%
 2009                           1.15%     to          2.20%      --      to         --       30.48%     to       31.85%
HUNTINGTON VA INTERNATIONAL
EQUITY FUND
 2013                           1.15%     to          2.40%    1.36%     to       1.47%      19.99%     to       21.50%
 2012                           1.15%     to          2.40%    1.12%     to       1.24%      11.33%     to       12.73%
 2011                           1.15%     to          2.40%    1.04%     to       1.21%     (13.65)%    to      (12.56)%
 2010                           1.15%     to          2.20%    1.24%     to       1.24%       6.81%     to        7.93%
 2009                           1.15%     to          2.15%    0.05%     to       0.07%      30.63%     to       31.94%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                                 192,628       $1.267456      to      $10.699100            $236,307
 2012                                 326,774        1.304153      to       11.147382             412,386
 2011                                 437,122        1.276423      to       11.047599             540,554
 2010                                 825,431        1.145312      to        1.226229             984,409
 2009                                 884,376        1.122372      to        1.182617           1,017,797
HUNTINGTON VA SITUS FUND
 2013                                 696,720        2.261524      to       25.984712           1,556,758
 2012                                 939,319        1.734112      to       20.175038           1,592,365
 2011                               1,343,334        1.430484      to       16.851724           1,880,626
 2010                               1,775,956        1.363957      to        1.460334           2,520,794
 2009                               2,143,108        1.075758      to        1.139746           2,381,261
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                                   6,596        1.558655      to       18.494662              48,023
 2012                                  34,243        1.216142      to       14.568218              59,363
 2011                                  68,985        1.074414      to        1.297491              87,815
 2010                                  76,265        1.241823      to        1.507935             111,992
 2009                                  84,693        1.130493      to        1.380316             112,764
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                                  30,433        1.381592      to        1.582869              47,421
 2012                                  72,228        1.044631      to        1.203418              86,310
 2011                                 171,693        0.918020      to        1.063394             170,015
 2010                                 125,964        0.907311      to        1.056789             125,692
 2009                                 151,854        0.791532      to        0.927014             130,386
UIF U.S. REAL ESTATE
 PORTFOLIO
 2013                                  36,957       12.285318      to       12.285318             454,029
 2012                                  45,181       12.225565      to       12.225565             552,360
 2011                                  44,824       10.706707      to       10.706707             479,918
 2010                                  58,848       10.260478      to       10.260478             603,812
 2009                                  42,694        8.021187      to        8.021187             342,460
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                                  33,549       15.264633      to       15.264633             512,119
 2012                                  33,170       12.376498      to       12.376498             410,529
 2011                                  35,180       11.150757      to       11.150757             392,282
 2010                                  35,370       11.439720      to       11.439720             404,618
 2009                                  41,685       10.339649      to       10.339649             431,004
UIF MID CAP GROWTH PORTFOLIO
 2013                                  32,539       17.117780      to       17.117780             556,993
 2012                                  36,633       12.607167      to       12.607167             461,837
 2011                                  74,710       11.766695      to       11.766695             879,094
 2010                                  70,208       12.835637      to       12.835637             901,163
 2009                                  52,800        9.826160      to        9.826160             518,824
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2013                               4,233,320        2.321793      to       18.013642           9,338,322
 2012                               5,441,670        1.952720      to       15.325265          10,122,780
 2011                               6,909,284        1.681051      to       13.345665          11,024,175
 2010                               8,797,050        2.030891      to       16.309610          16,937,420
 2009                              11,408,129        1.388748      to        1.808164          19,602,279

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                           1.15%     to          2.40%    1.98%     to       2.57%      (4.02)%    to       (2.81)%
 2012                           1.15%     to          2.40%    2.42%     to       2.56%       0.90%     to        2.17%
 2011                           1.15%     to          2.40%    1.40%     to       2.00%       2.80%     to        4.09%
 2010                           1.15%     to          2.20%    2.85%     to       2.85%       2.60%     to        3.69%
 2009                           1.15%     to          2.10%      --      to         --        3.27%     to        4.26%
HUNTINGTON VA SITUS FUND
 2013                           1.15%     to          2.40%    0.28%     to       0.34%      28.80%     to       30.41%
 2012                           1.15%     to          2.40%      --      to         --       19.72%     to       21.23%
 2011                           1.15%     to          2.40%    0.02%     to       0.02%      (3.26)%    to       (2.04)%
 2010                           1.15%     to          2.20%    0.42%     to       0.58%      26.79%     to       28.13%
 2009                           1.15%     to          2.20%      --      to         --       30.06%     to       31.43%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                           1.25%     to          2.20%    0.37%     to       0.50%      26.95%     to       28.16%
 2012                           1.25%     to          2.20%    1.06%     to       1.12%      12.12%     to       13.19%
 2011                           1.25%     to          1.80%    0.59%     to       1.12%     (13.96)%    to      (13.48)%
 2010                           1.25%     to          1.80%    3.09%     to       3.15%       9.25%     to        9.85%
 2009                           1.25%     to          1.80%    0.15%     to       0.16%      30.34%     to       31.06%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                           1.25%     to          1.80%    0.31%     to       0.71%      31.53%     to       32.26%
 2012                           1.25%     to          1.80%    1.09%     to       1.42%      13.17%     to       13.79%
 2011                           1.25%     to          1.80%    0.11%     to       1.01%       0.63%     to        1.18%
 2010                           1.25%     to          1.80%    1.10%     to       1.14%      13.43%     to       14.05%
 2009                           1.25%     to          1.80%    0.01%     to       0.01%      23.93%     to       24.61%
UIF U.S. REAL ESTATE
 PORTFOLIO
 2013                           1.25%     to          1.25%    0.84%     to       0.84%       0.49%     to        0.49%
 2012                           1.25%     to          1.25%    0.62%     to       0.62%      14.19%     to       14.19%
 2011                           1.25%     to          1.25%    0.56%     to       0.56%       4.35%     to        4.35%
 2010                           1.25%     to          1.25%    1.97%     to       1.97%      27.92%     to       27.92%
 2009                           1.25%     to          1.25%    2.76%     to       2.76%      26.90%     to       26.90%
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                           1.25%     to          1.25%    1.44%     to       1.44%      23.34%     to       23.34%
 2012                           1.25%     to          1.25%    1.77%     to       1.77%      10.99%     to       10.99%
 2011                           1.25%     to          1.25%    1.77%     to       1.77%      (2.53)%    to       (2.53)%
 2010                           1.25%     to          1.25%    2.05%     to       2.05%      10.64%     to       10.64%
 2009                           1.25%     to          1.25%    2.91%     to       2.91%      20.97%     to       20.97%
UIF MID CAP GROWTH PORTFOLIO
 2013                           1.25%     to          1.25%    0.22%     to       0.22%      35.78%     to       35.78%
 2012                           1.25%     to          1.25%      --      to         --        7.14%     to        7.14%
 2011                           1.25%     to          1.25%    0.25%     to       0.25%      (8.33)%    to       (8.33)%
 2010                           1.25%     to          1.25%      --      to         --       30.63%     to       30.63%
 2009                           1.25%     to          1.25%      --      to         --       55.41%     to       55.41%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2013                           1.25%     to          2.40%    0.41%     to       0.43%      17.54%     to       18.90%
 2012                           1.25%     to          2.40%    0.94%     to       1.08%      14.83%     to       16.16%
 2011                           1.25%     to          2.40%    0.79%     to       0.79%     (18.17)%    to      (17.23)%
 2010                           1.25%     to          2.40%    0.66%     to       0.69%      11.03%     to       12.32%
 2009                           1.25%     to          2.25%    1.75%     to       1.95%      34.88%     to       36.23%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2013                               9,168,284       $1.597460      to       $2.575325         $23,030,718
 2012                              11,245,188        1.888275      to       15.470623          20,911,159
 2011                              13,758,585        1.079942      to        1.706579          22,793,039
 2010                              17,752,301        1.134097      to        1.774331          30,576,574
 2009                              21,882,297        0.977000      to        1.513350          32,219,477
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2013                               1,909,000        1.395476      to        1.558248           2,912,490
 2012                               2,354,861        1.206558      to        1.335237           3,080,384
 2011                               2,737,227        1.090673      to        1.196179           3,216,565
 2010                               3,347,965        1.123909      to        1.221589           4,007,006
 2009                               3,978,317        1.012378      to        1.090513           4,262,728
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2013                               6,600,912        2.535712      to       20.484947          16,062,389
 2012                               8,187,617        1.892900      to       15.468473          15,069,644
 2011                              10,834,808        1.707725      to       14.116639          17,667,644
 2010                              13,647,825        1.776096      to       14.851559          22,974,186
 2009                              16,807,611        0.947371      to        1.479611          23,673,766
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2013                               2,315,752        1.563100      to        2.018970           3,561,622
 2012                               2,966,094        1.111214      to        1.449693           3,281,901
 2011                               3,896,200        1.010204      to        1.331140           3,916,959
 2010                               4,756,868        1.161491      to        1.545873           5,520,303
 2009                               6,014,283        1.001683      to        1.346555           6,048,076
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY FUND
 2013                                 776,615       11.837228      to       12.206023           9,382,552
 2012                                 922,445        9.560641      to        9.745925           8,936,226
 2011                               1,137,097        8.582358      to        8.648685           9,810,825
COLUMBIA VARIABLE PORTFOLIO
-- INCOME OPPORTUNITIES FUND+
 2013                                 630,751       10.121603      to       10.212888           6,422,465
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH
 OPPORTUNITY FUND+
 2013                                 655,018       11.999138      to       12.107309           7,903,833
OPPENHEIMER GLOBAL FUND/ VA+
 2013                                  64,174       14.222748      to       14.222748             912,736
 2012                                  57,702       11.340551      to       11.340551             654,378
 2011                                  64,682        9.494036      to        9.494036             614,093
 2010                                  79,672       10.509576      to       10.509576             837,319
 2009                                  74,507        9.197528      to        9.197528             685,285
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                                  34,092       13.276071      to       13.276071             452,607
 2012                                  25,529        9.629143      to        9.629143             245,827
 2011                                  38,543        8.298939      to        8.298939             319,866
 2010                                  42,163        8.820300      to        8.820300             371,887
 2009                                  29,229        7.089139      to        7.089139             207,211
PIMCO VIT REAL RETURN
 PORTFOLIO
 2013                                  87,365       13.649217      to       13.649217           1,192,462
 2012                                 131,658       15.224338      to       15.224338           2,004,403
 2011                                 128,535       14.173838      to       14.173838           1,821,844
 2010                                 143,115       12.851145      to       12.851145           1,839,193
 2009                                 138,791       12.035212      to       12.035212           1,670,385

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2013                           1.25%     to          2.25%    0.43%     to       0.44%      35.03%     to       36.39%
 2012                           1.25%     to          2.35%      --      to       0.36%       9.44%     to       10.65%
 2011                           1.25%     to          2.25%    0.42%     to       0.43%      (4.78)%    to       (3.82)%
 2010                           1.25%     to          2.25%    0.44%     to       0.44%      16.08%     to       17.25%
 2009                           1.25%     to          2.25%    0.63%     to       0.69%      25.81%     to       27.08%
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2013                           1.25%     to          2.15%    2.38%     to       2.43%      15.66%     to       16.70%
 2012                           1.25%     to          2.15%    2.15%     to       2.28%      10.63%     to       11.63%
 2011                           1.25%     to          2.15%    2.58%     to       2.63%      (2.96)%    to       (2.08)%
 2010                           1.25%     to          2.15%    2.63%     to       3.07%      11.02%     to       12.02%
 2009                           1.25%     to          2.18%    1.64%     to       4.00%      21.36%     to       22.46%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2013                           1.25%     to          2.40%    0.23%     to       0.24%      32.43%     to       33.96%
 2012                           1.25%     to          2.40%    0.68%     to       0.81%       9.58%     to       10.84%
 2011                           1.25%     to          2.40%    0.30%     to       0.30%      (4.95)%    to       (3.85)%
 2010                           1.25%     to          2.40%    0.05%     to       0.12%      18.67%     to       20.04%
 2009                           1.25%     to          2.25%    0.74%     to       0.78%      23.85%     to       25.09%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2013                           1.25%     to          2.25%    0.43%     to       0.44%      39.27%     to       40.67%
 2012                           1.25%     to          2.25%      --      to         --        8.91%     to       10.00%
 2011                           1.25%     to          2.25%      --      to         --      (13.89)%    to      (13.03)%
 2010                           1.25%     to          2.25%      --      to         --       14.80%     to       15.95%
 2009                           1.25%     to          2.25%    0.12%     to       0.13%      24.24%     to       25.49%
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY FUND
 2013                           1.25%     to          2.40%      --      to         --       23.81%     to       25.24%
 2012                           1.25%     to          2.40%      --      to         --       11.40%     to       12.69%
 2011                           1.25%     to          2.40%      --      to         --      (14.18)%    to      (13.51)%
COLUMBIA VARIABLE PORTFOLIO
-- INCOME OPPORTUNITIES FUND+
 2013                           1.25%     to          2.40%    6.08%     to       6.50%       1.22%     to        2.13%
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH
 OPPORTUNITY FUND+
 2013                           1.25%     to          2.40%      --      to         --       19.99%     to       21.07%
OPPENHEIMER GLOBAL FUND/ VA+
 2013                           1.25%     to          1.25%    1.12%     to       1.12%      25.41%     to       25.41%
 2012                           1.25%     to          1.25%    2.02%     to       2.02%      19.45%     to       19.45%
 2011                           1.25%     to          1.25%    1.08%     to       1.08%      (9.66)%    to       (9.66)%
 2010                           1.25%     to          1.25%    1.20%     to       1.20%      14.27%     to       14.27%
 2009                           1.25%     to          1.25%    1.81%     to       1.81%      37.63%     to       37.63%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           1.25%     to          1.25%    0.77%     to       0.77%      37.87%     to       37.87%
 2012                           1.25%     to          1.25%    0.53%     to       0.53%      16.03%     to       16.03%
 2011                           1.25%     to          1.25%    0.51%     to       0.51%      (5.91)%    to       (5.91)%
 2010                           1.25%     to          1.25%    0.28%     to       0.28%      24.42%     to       24.42%
 2009                           1.25%     to          1.25%    1.33%     to       1.33%      29.90%     to       29.90%
PIMCO VIT REAL RETURN
 PORTFOLIO
 2013                           1.25%     to          1.25%    1.39%     to       1.39%     (10.35)%    to      (10.35)%
 2012                           1.25%     to          1.25%    1.09%     to       1.09%       7.41%     to        7.41%
 2011                           1.25%     to          1.25%    2.11%     to       2.11%      10.29%     to       10.29%
 2010                           1.25%     to          1.25%    1.42%     to       1.42%       6.78%     to        6.78%
 2009                           1.25%     to          1.25%    3.12%     to       3.12%      16.91%     to       16.91%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2013                               9,834,682       $1.366869      to       $1.503025         $14,356,258
 2012                              13,226,017        1.051745      to        1.143296          14,731,659
 2011                              17,394,786        0.978817      to        1.051851          17,866,501
 2010                              21,485,887        1.049341      to        1.114727          23,467,594
 2009                              29,785,441        0.974389      to       12.378607          28,578,866
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2013                                  16,317       13.981972      to       13.981972             228,143
 2012                                  15,639       10.664780      to       10.664780             166,792
 2011                                  20,243        9.744016      to        9.744016             197,248
 2010                                  27,998       10.478749      to       10.478749             293,387
 2009                                  33,904        9.000113      to        9.000113             305,140
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                                  71,904        1.913229      to        2.012183             140,340
 2012                                 149,419        1.505915      to        1.575130             231,650
 2011                                 215,097        1.386114      to        1.441875             305,073
 2010                                 284,997        1.477902      to        1.528914             429,862
 2009                                 332,465        1.401550      to        1.441969             472,771
JENNISON PORTFOLIO
 2013                                 544,553        1.071091      to        1.423730             590,046
 2012                               1,375,040        0.791008      to        1.057224           1,084,910
 2011                               1,445,167        0.692103      to        0.930130           1,006,112
 2010                               1,653,119        0.701417      to        0.947846           1,166,602
 2009                               1,724,656        0.637286      to        0.865928           1,110,762
PRUDENTIAL VALUE PORTFOLIO
 2013                                 256,894        1.602147      to        1.743090             426,734
 2012                                 346,583        1.232676      to        1.331782             442,775
 2011                                 535,472        1.101274      to        1.181513             610,304
 2010                                 582,375        1.193215      to        1.271226             716,649
 2009                                 547,794        1.073058      to        1.135240             605,291
PRUDENTIAL SERIES SP
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                  63,185        1.140465      to        1.240799              75,825
 2012                                  82,656        0.981260      to        1.060146              85,000
 2011                                 119,313        0.821071      to        0.880903             102,187
 2010                                 138,574        0.988689      to        1.053318             141,625
 2009                                 144,780        0.885824      to        0.937144             131,136
ROYCE SMALL-CAP PORTFOLIO
 2013                                  68,682       16.146969      to       16.146969           1,109,006
 2012                                  79,261       12.133238      to       12.133238             961,691
 2011                                 112,783       10.920746      to       10.920746           1,231,677
 2010                                 128,099       11.433593      to       11.433593           1,464,636
 2009                                 114,114        9.605984      to        9.605984           1,096,175
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2013                                   9,564       23.002067      to       23.002067             219,989
 2012                                   9,565       17.970774      to       17.970774             171,894
 2011                                   9,567       15.718498      to       15.718498             150,373
 2010                                   9,568       15.544199      to       15.544199             148,729
 2009                                   9,570       13.958545      to       13.958545             133,582

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2013                           1.15%     to          2.30%    1.01%     to       1.03%      29.96%     to       31.46%
 2012                           1.15%     to          2.30%    1.25%     to       1.27%       7.45%     to        8.69%
 2011                           1.15%     to          2.30%    1.11%     to       1.24%      (6.72)%    to       (5.64)%
 2010                           1.15%     to          2.30%    1.11%     to       1.11%      13.10%     to       14.40%
 2009                           1.15%     to          2.40%    1.54%     to       2.01%      21.95%     to       23.48%
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2013                           1.25%     to          1.25%    0.77%     to       0.77%      31.10%     to       31.10%
 2012                           1.25%     to          1.25%    0.87%     to       0.87%       9.45%     to        9.45%
 2011                           1.25%     to          1.25%    0.62%     to       0.62%      (7.01)%    to       (7.01)%
 2010                           1.25%     to          1.25%    0.89%     to       0.89%      16.43%     to       16.43%
 2009                           1.25%     to          1.25%    1.37%     to       1.37%      23.71%     to       23.71%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                           1.25%     to          1.80%      --      to         --       27.05%     to       27.75%
 2012                           1.25%     to          1.80%      --      to         --        8.64%     to        9.24%
 2011                           1.25%     to          1.80%      --      to         --       (6.21)%    to       (5.69)%
 2010                           1.25%     to          1.80%      --      to         --        5.45%     to        6.03%
 2009                           1.25%     to          1.80%      --      to         --       54.60%     to       55.45%
JENNISON PORTFOLIO
 2013                           1.25%     to          1.80%      --      to         --       34.67%     to       35.41%
 2012                           1.25%     to          1.80%      --      to         --       13.66%     to       14.29%
 2011                           1.25%     to          1.80%      --      to         --       (1.87)%    to       (1.33)%
 2010                           1.25%     to          1.80%    0.02%     to       0.02%       9.46%     to       10.06%
 2009                           1.25%     to          1.80%    0.28%     to       0.28%      40.04%     to       40.81%
PRUDENTIAL VALUE PORTFOLIO
 2013                           1.25%     to          1.95%      --      to         --       29.97%     to       30.88%
 2012                           1.25%     to          1.95%    0.55%     to       0.55%      11.93%     to       12.72%
 2011                           1.25%     to          1.95%    0.52%     to       0.52%      (7.71)%    to       (7.06)%
 2010                           1.25%     to          1.95%    0.33%     to       0.33%      11.20%     to       11.98%
 2009                           1.25%     to          1.95%    1.65%     to       1.68%      38.66%     to       39.63%
PRUDENTIAL SERIES SP
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           1.25%     to          1.95%      --      to         --       16.22%     to       17.04%
 2012                           1.25%     to          1.95%      --      to         --       19.51%     to       20.35%
 2011                           1.25%     to          1.95%    0.44%     to       0.45%     (16.95)%    to      (16.37)%
 2010                           1.25%     to          1.95%    1.11%     to       1.18%      11.61%     to       12.40%
 2009                           1.25%     to          1.95%    1.29%     to       1.91%      33.80%     to       34.75%
ROYCE SMALL-CAP PORTFOLIO
 2013                           1.25%     to          1.25%    1.05%     to       1.05%      33.08%     to       33.08%
 2012                           1.25%     to          1.25%    0.10%     to       0.10%      11.10%     to       11.10%
 2011                           1.25%     to          1.25%    0.32%     to       0.32%      (4.49)%    to       (4.49)%
 2010                           1.25%     to          1.25%    0.13%     to       0.13%      19.03%     to       19.03%
 2009                           1.25%     to          1.25%      --      to         --       33.52%     to       33.52%
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2013                           1.00%     to          1.00%    1.01%     to       1.01%      28.00%     to       28.00%
 2012                           1.00%     to          1.00%    1.38%     to       1.38%      14.33%     to       14.33%
 2011                           1.00%     to          1.00%    1.30%     to       1.30%       1.12%     to        1.12%
 2010                           1.00%     to          1.00%    1.51%     to       1.51%      11.36%     to       11.36%
 2009                           1.00%     to          1.00%    1.75%     to       1.75%      20.22%     to       20.22%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2013                                  35,191      $15.770465      to      $18.860398            $542,829
 2012                                  44,632       11.923243      to       14.366565             520,407
 2011                                  58,078        9.853555      to       10.382932             584,927
 2010                                  78,480       10.007586      to       10.642307             863,545
 2009                                 101,988        9.011900      to        9.645963           1,016,929
INVESCO V.I. COMSTOCK FUND+
 2013                                  15,737       15.142159      to       15.142159             238,299
 2012                                  13,350       11.302669      to       11.302669             150,885
 2011                                  13,881        9.623546      to        9.623546             133,585
 2010                                  16,165        9.954431      to        9.954431             160,916
 2009                                  18,860        8.712216      to        8.712216             164,308
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                                  99,800       13.445810      to       13.669622           1,361,018
 2012                                 162,164        9.786561      to        9.876982           1,597,939
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                                   7,287        1.618343      to        1.618343              11,792
 2012                                   7,291        1.378700      to        1.378700              10,053
 2011                                 192,654        1.243111      to        1.272404             244,183
 2010                                 192,776        1.189793      to        1.214792             233,368
 2009                                 263,929        1.070377      to        1.090126             286,975
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                                   7,304        1.480466      to        1.522846              10,881
 2012                                  19,738        1.546485      to        1.586793              30,577
 2011                                  35,697        1.485466      to        1.520377              53,069
 2010                                  63,028        1.397635      to        1.426914              88,582
 2009                                  66,102        1.330576      to        1.355062              88,378
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                                   1,405        1.631978      to        1.631978               2,293
 2012                                  35,864        1.240846      to        1.273268              44,551
 2011                                  37,484        1.058539      to        1.083489              39,719
 2010                                  92,939        1.102598      to        1.125767             102,950
 2009                                  91,464        0.987249      to        1.005475              90,690
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                               4,979,196        2.014936      to       15.363555           7,651,102
 2012                               6,357,767       11.788898      to       13.127174           8,133,848
 2011                               7,946,179       10.508483      to       11.833521           8,816,486
 2010                              19,516,356        0.987492      to        1.753967          25,252,556
 2009                                 307,168        0.959837      to        1.016688             300,054
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 223,149       18.376160      to       19.252544           4,121,870
 2012                                 255,212       12.513990      to       12.935392           3,156,776
 2011                                 312,406       11.867818      to       12.103026           3,640,595
 2010                                 828,696        1.750561      to       12.720756          10,218,590
 2009                                  56,784        1.318649      to        1.396830              76,252
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                 373,443       13.795343      to       14.428683           5,296,213
 2012                                 485,029       12.290051      to       12.688341           6,080,729
 2011                                 693,097       11.015731      to       11.225910           7,725,988
 2010                               1,917,504       12.157026      to       12.217855          23,376,378

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2013                           1.25%     to          2.00%    0.62%     to       0.62%      31.28%     to       32.27%
 2012                           1.25%     to          2.00%    0.91%     to       0.97%      13.98%     to       14.84%
 2011                           1.25%     to          1.75%    0.64%     to       0.69%      (8.44)%    to       (7.98)%
 2010                           1.25%     to          1.90%    0.83%     to       0.84%      10.23%     to       10.95%
 2009                           1.25%     to          1.90%    0.67%     to       0.72%      24.56%     to       25.37%
INVESCO V.I. COMSTOCK FUND+
 2013                           1.25%     to          1.25%    1.54%     to       1.54%      33.97%     to       33.97%
 2012                           1.25%     to          1.25%    1.52%     to       1.52%      17.45%     to       17.45%
 2011                           1.25%     to          1.25%    1.34%     to       1.34%      (3.32)%    to       (3.32)%
 2010                           1.25%     to          1.25%    0.14%     to       0.14%      14.26%     to       14.26%
 2009                           1.25%     to          1.25%    4.17%     to       4.17%      26.81%     to       26.81%
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                           1.25%     to          2.15%    0.44%     to       0.45%      37.16%     to       38.40%
 2012                           1.25%     to          2.35%      --      to         --       (2.13)%    to       (1.23)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                           1.90%     to          1.90%    1.65%     to       1.65%      17.38%     to       17.38%
 2012                           1.90%     to          1.90%    1.42%     to       1.42%      10.91%     to       10.91%
 2011                           1.65%     to          1.90%    3.14%     to       3.15%       4.48%     to        4.74%
 2010                           1.65%     to          1.90%    1.71%     to       1.75%      11.16%     to       11.44%
 2009                           1.65%     to          1.90%    2.02%     to       2.06%      13.28%     to       13.57%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                           1.65%     to          1.90%    1.18%     to       1.25%      (4.27)%    to       (4.03)%
 2012                           1.65%     to          1.90%    1.44%     to       1.49%       4.11%     to        4.37%
 2011                           1.65%     to          1.90%    2.73%     to       2.87%       6.28%     to        6.55%
 2010                           1.65%     to          1.90%    3.38%     to       3.38%       5.04%     to        5.30%
 2009                           1.65%     to          1.90%    4.41%     to       4.53%       9.91%     to       10.19%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.65%     to          1.65%    1.03%     to       1.03%      28.17%     to       28.17%
 2012                           1.65%     to          1.90%    1.35%     to       1.36%      17.22%     to       17.52%
 2011                           1.65%     to          1.90%    0.35%     to       0.73%      (4.00)%    to       (3.76)%
 2010                           1.65%     to          1.90%    0.86%     to       0.87%      11.68%     to       11.96%
 2009                           1.65%     to          1.90%    2.08%     to       2.34%      14.66%     to       14.95%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.15%     to          2.45%    2.44%     to       2.48%      17.04%     to       18.57%
 2012                           1.15%     to          2.45%    1.68%     to       1.68%      10.93%     to       12.18%
 2011                           1.15%     to          2.45%    0.62%     to       0.62%     (14.90)%    to      (13.79)%
 2010                           0.47%     to          0.86%      --      to         --       13.48%     to       14.00%
 2009                           1.15%     to          1.90%    2.97%     to       3.14%      10.54%     to       11.37%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           1.15%     to          2.50%      --      to         --       46.84%     to       48.84%
 2012                           1.15%     to          2.50%      --      to         --        5.44%     to        6.88%
 2011                           1.15%     to          2.50%      --      to         --       (6.71)%    to       (5.44)%
 2010                           1.15%     to          2.50%      --      to         --       25.32%     to       27.21%
 2009                           1.15%     to          1.90%      --      to         --       49.78%     to       50.90%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           1.15%     to          2.45%    0.97%     to       0.99%      12.25%     to       13.72%
 2012                           1.15%     to          2.45%    1.13%     to       1.15%      11.57%     to       13.03%
 2011                           1.15%     to          2.45%    0.88%     to       0.89%      (9.31)%    to       (8.12)%
 2010                           1.15%     to          2.25%      --      to         --       21.57%     to       22.18%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                 323,860      $15.068193      to      $15.551922          $5,005,193
 2012                                 376,503       11.793976      to       12.009593           4,505,827
 2011                                 466,652       10.442168      to       10.490576           4,891,044

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           1.15%     to          2.50%    0.44%     to       0.53%      27.76%     to       29.50%
 2012                           1.15%     to          2.50%    0.57%     to       0.59%      12.95%     to       14.48%
 2011                           1.15%     to          2.50%      --      to         --        4.42%     to        4.91%

    *  This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the
       Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  ***  This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;
       inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

       Principal First Charge maximum of 0.75%

       Principal First Preferred Charge maximum of 0.20%

       MAV/EPB Death Benefit Charge maximum of 0.30%

       MAV 70 Death Benefit Charge maximum of 0.20%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2013and 2012, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2013. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 28, 2014 (except for Note 20, as to which the date is April 25, 2014)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
Fee income and other                   $1,462         $2,956         $3,183
Earned premiums                           184             93            244
Net investment income (loss):
 Securities available-for-sale and
  other                                 1,681          2,535          2,572
 Equity securities, trading                 2              1             --
                                     --------       --------       --------
Total net investment income             1,683          2,536          2,572
Net realized capital gains
 (losses):
 Total other-than-temporary
  impairment ("OTTI") losses              (54)          (293)          (196)
 OTTI losses recognized in other
  comprehensive income                      9             38             71
                                     --------       --------       --------
 Net OTTI losses recognized in
  earnings                                (45)          (255)          (125)
 Net realized capital gains on
  business dispositions                 1,561             --             --
 Net realized capital gains
  (losses), excluding net OTTI
  losses recognized in earnings        (1,190)        (1,226)            48
                                     --------       --------       --------
Total net realized capital gains
 (losses)                                 326         (1,481)           (77)
                                     --------       --------       --------
                     TOTAL REVENUES     3,655          4,104          5,922
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment
 expenses                               1,758          2,900          3,108
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            324            427
Insurance operating costs and other
 expenses                                (401)           268          2,507
Reinsurance loss on disposition,
 including reduction in goodwill of
 $250 and $61,
 respectively                           1,491             61             --
Dividends to policyholders                 18             20             17
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,094          3,573          6,059
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       561            531           (137)
Income tax expense (benefit)               49             36           (323)
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       512            495            186
Income (loss) from discontinued
 operations, net of tax                   (41)            61             58
                                     --------       --------       --------
                         NET INCOME       471            556            244
Net income attributable to the
 noncontrolling interest                    6              2             --
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $465           $554           $244
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                  DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
Net income                               $471           $556           $244
                                     --------       --------       --------
Other comprehensive income (loss):
 Change in net unrealized gain/loss
  on securities                        (1,257)         1,120          1,174
 Change in net gain/loss on
  cash-flow hedging instruments          (179)          (110)           103
 Change in foreign currency
  translation adjustments                  23             24             (2)
                                     --------       --------       --------
 Total other comprehensive
  income/(loss)                        (1,413)         1,034          1,275
                                     --------       --------       --------
  Total comprehensive income/(loss)      (942)         1,590          1,519
  Less: Comprehensive income
   attributable to noncontrolling
   interest                                 6              2             --
                                     --------       --------       --------
  TOTAL COMPREHENSIVE INCOME/(LOSS)
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY     $(948)        $1,588         $1,519
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2013              2012
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair          $28,163           $49,404
 value (amortized cost of $27,188 and $45,753)
 (includes variable interest entity assets, at
 fair value, of $12 and $89)
Fixed maturities, at fair value using the fair             791             1,010
 value option (includes variable interest entity
 assets, at fair value, of $131 and $132)
Equity securities, trading, at fair value (cost             12             1,847
 of $10 and $1,614)
Equity securities, available for sale, at fair             372               400
 value (cost of $362 and $408)
Mortgage loans (net of allowances for loan losses        3,470             4,935
 of $12 and $14)
Policy loans, at outstanding balance                     1,416             1,951
Limited partnership and other alternative                1,329             1,372
 investments (includes variable interest entity
 assets of $4 and $6)
Other investments                                          270               582
Short-term investments (includes variable                1,952             2,354
 interest entity assets, at fair value, of $3 as
 of December 31, 2013)
                                                   -----------       -----------
Total investments                                       37,775            63,855
Cash                                                       446             1,342
Premiums receivable and agents' balances                    33                58
Reinsurance recoverables                                19,794             2,893
Deferred policy acquisition costs and present              689             3,072
 value of future profits
Deferred income taxes, net                               2,110             1,557
Goodwill                                                    --               250
Other assets                                               994             1,306
Separate account assets                                140,874           141,558
                                                   -----------       -----------
                                     TOTAL ASSETS     $202,715          $215,891
                                                   -----------       -----------
LIABILITIES
Reserve for future policy benefits and unpaid          $12,874           $11,916
 losses and loss adjustment expenses
Other policyholder funds and benefits payable           36,856            40,501
Other policyholder funds and benefits payable --            --             1,837
 international unit-linked bonds and pension
 products
Consumer notes                                              84               161
Other liabilities (includes variable interest            3,788             9,535
 entity liabilities of $35 and $111)
Separate account liabilities                           140,874           141,558
                                                   -----------       -----------
                                TOTAL LIABILITIES      194,476           205,508
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock -- 1,000 shares authorized, issued              6                 6
 and outstanding, par value $5,690
Additional paid-in capital                               6,959             8,155
Accumulated other comprehensive income, net of             574             1,987
 tax
Retained earnings                                          700               235
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        8,239            10,383
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $202,715          $215,891
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                ACCUMULATED
                                                           ADDITIONAL              OTHER
                                          COMMON             PAID-IN           COMPREHENSIVE
                                           STOCK             CAPITAL           INCOME (LOSS)
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 6              $ 8,155              $ 1,987
Capital contributions to parent              --               (1,196)
Dividends declared                           --
Net income                                   --
Change in noncontrolling interest
ownership                                    --
Total other comprehensive income             --                                    (1,413)
                                            ---                                   -------
            BALANCE, DECEMBER 31, 2013       $6               $6,959                 $574
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2011                  $ 6              $ 8,271                $ 953
Capital contributions to parent              --                 (116)                  --
Net income                                   --                   --                   --
Change in noncontrolling interest            --                   --                   --
 ownership
Total other comprehensive income             --                   --                1,034
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2012       $6               $8,155               $1,987
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2010                  $ 6              $ 8,265               $ (322)
Capital contributions from parent            --                    6                   --
Dividends declared                           --                   --                   --
Net income                                   --                   --                   --
Total other comprehensive income             --                   --                1,275
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2011       $6               $8,271                 $953
                                            ---              -------              -------


                                          RETAINED                                         TOTAL
                                          EARNINGS            NON-CONTROLLING          STOCKHOLDER'S
                                          (DEFICIT)              INTEREST                  EQUITY
                                                                (IN MILLIONS)
--------------------------------------  --------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 235                   $ --                  $ 10,383
Capital contributions to parent                                                            (1,196)
Dividends declared                             --                                              --
Net income                                    465                      6                      471
Change in noncontrolling interest
ownership                                                             (6)                      (6)
Total other comprehensive income                                                           (1,413)
                                                                                          -------
            BALANCE, DECEMBER 31, 2013       $700                   $ --                   $8,239
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2011                  $ (319)                 $ --                  $ 8,911
Capital contributions to parent                --                     --                     (116)
Net income                                    554                      2                      556
Change in noncontrolling interest              --                     (2)                      (2)
 ownership
Total other comprehensive income               --                     --                    1,034
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2012       $235                   $ --                  $10,383
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2010                  $ (562)                 $ --                  $ 7,387
Capital contributions from parent              --                     --                        6
Dividends declared                             (1)                    --                       (1)
Net income                                    244                     --                      244
Total other comprehensive income               --                     --                    1,275
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2011      $(319)                  $ --                   $8,911
                                            -----                  -----                  -------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                471           $556           $244
ADJUSTMENTS TO RECONCILE NET
 INCOME(LOSS) TO NET CASH PROVIDED
 BY OPERATING ACTIVITIES
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            359            474
Additions to deferred policy
 acquisition costs and present
 value of future profits                  (16)          (329)          (381)
Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     230            (44)           252
 Reinsurance recoverables                (795)           (47)            57
 Receivables and other assets             (80)           158              9
 Payables and accruals                 (1,532)        (1,035)         2,402
 Accrued and deferred income taxes        589            392           (125)
Net realized capital (gains) losses      (678)         1,413              1
Net receipts (disbursements) from
 investment contracts related to
 policyholder funds --
 international unit-linked bonds
 and pension products                  (1,833)           (92)          (323)
Net (increase) decrease in equity
 securities, trading                    1,835            120            312
Goodwill Impairment                        --            149             --
Reinsurance loss on disposition         1,491             61             --
Depreciation and amortization              53            164            194
Other, net                               (328)           202           (108)
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES      (365)         2,027          3,008
INVESTING ACTIVITIES
Proceeds from the
 sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                   19,206         23,759         19,801
 Fixed maturities, fair value
  option                                  322            283             37
 Equity securities,
  available-for-sale                       81            133            147
 Mortgage loans                           355            306            332
 Partnerships                             127            110            128
Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (14,532)       (23,949)       (20,517)
 Fixed maturities, fair value
  option                                 (134)          (182)          (661)
 Equity securities,
  available-for-sale                      (79)           (97)          (230)
 Mortgage loans                          (177)        (1,056)        (1,246)
 Partnerships                             (99)          (417)          (436)
Proceeds from business sold               745             58             --
Change in derivatives, net             (1,900)        (2,275)           938
Change in policy loans, net                (7)             1            176
Change in short-term investments,
 net                                      363          1,404           (598)
Change in all other, net                  (20)            --              1
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     4,251         (1,922)        (2,128)
FINANCING ACTIVITIES
Deposits and other additions to
 investment and universal life-type
 contracts                              5,943         10,004         12,124
Withdrawals and other deductions
 from investment and universal
 life-type contracts                  (24,473)       (24,608)       (22,720)
Net transfers from (to) separate
 accounts related to investment and
 universal life-type contracts         16,978         13,196         10,439
Net (decrease) increase in
 securities loaned or sold under
 agreements to repurchase              (1,615)         1,615             --
Capital contributions (to) from
 parent                                (1,200)            --             --
Fee to recapture affiliate
 reinsurance                             (347)            --             --
Net repayments at maturity or
 settlement of consumer notes             (77)          (153)           (68)
                                     --------       --------       --------
    NET CASH (USED FOR) PROVIDED BY
               FINANCING ACTIVITIES    (4,791)            54           (225)
Foreign exchange rate effect on
 cash                                       9             --             (3)
Net increase (decrease) in cash          (896)           159            652
Cash -- beginning of year               1,342          1,183            531
                                     --------       --------       --------
CASH -- END OF YEAR                      $446         $1,342         $1,183
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
Net cash paid (received) during the
 year for income taxes                   (181)          (395)          (105)
Noncash return of capital                  (4)          (126)            --
SUPPLEMENTAL DISCLOSURE OF NON-CASH
 INVESTING ACTIVITY
Conversion of fixed maturities,
 available-for-sale to equity
 securities, available-for-sale            --             43             --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). On December 12, 2013, the Company completed the sale of the U.K variable annuity business of Hartford Life International Limited ("HLIL"), an indirect wholly-owned subsidiary. As a result of this transaction, the operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements. For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill , Note 13 -- Transactions with Affiliates, and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 12). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses following the sale of the Retirement Plans and Individual Life businesses in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see
Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 5% and 2% of the total life insurance policies as of December 31, 2013, 2012, and 2011, respectively. Dividends to policyholders were $18, $20 and $17 for the years ended December 31, 2013, 2012, and 2011, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"); fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; certain limited partnerships and other alternative investments; separate account assets and certain other liabilities. For further discussion of fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. The equity investments associated with the variable annuity products are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. Recognition of income related to limited partnerships and other alternative investment is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2013, 2012 and 2011 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, available-for-sale, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2013, 2012 and 2011.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivatives, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in
Note 4 -- Investments and Derivative Instruments. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions and Note 5 -- Reinsurance of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset, which includes the present value of future profits, related to most universal life-type contracts (primarily variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with universal life-type contracts and investment contracts.

The Company has classified its fixed and variable annuities and universal life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2.  BUSINESS DISPOSITIONS

SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations. For further information regarding discontinued operations, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 in the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The Company will continue to sell retirement plans during a transition period of 18-24 months and MassMutual will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Retirement Plans total revenue was $706 and $766, respectively and net income (loss) was $(39) and $3, respectively.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition consisting of a reinsurance loss partially offset by realized capital gains. In 2012, the Company recognized a reinsurance loss on business disposition of $61, pre-tax, which included a goodwill impairment of the same amount. For further information regarding the goodwill impairment, see
Note 7 -- Goodwill of Notes to Consolidated Financial Statements. Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax.

Upon closing, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company will continue to sell life insurance products and riders during a transition period of 18-24 months and Prudential will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Individual Life total revenue was $1,303 and $1,300, respectively and net income was $21 and $85, respectively.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                           AS OF DECEMBER 31,
                                                  2012
                                             CARRYING VALUE
--------------------------------------------------------------
Total fixed maturities, AFS, at fair
 value (amortized
 cost of $13,596) (1)                           $15,015
Equity securities, AFS, at fair value
 (cost of $27) (2)                                   28
Fixed maturities, at fair value using
 the FVO (3)                                         16
Mortgage loans (net of allowances for
 loan losses of $1)                               1,288
Policy loans, at outstanding balance                542
                                                -------
       TOTAL INVESTED ASSETS TRANSFERRED        $16,889
                                                -------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements for the sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days; as well as, derivative instruments.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. For the year ended December 31, 2013, transfers from Level 1 to Level 2 were $287, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                              DECEMBER 31, 2013
                                                                  QUOTED PRICES              SIGNIFICANT           SIGNIFICANT
                                                                IN ACTIVE MARKETS            OBSERVABLE            UNOBSERVABLE
                                                               FOR IDENTICAL ASSETS            INPUTS                 INPUTS
                                                TOTAL               (LEVEL 1)                 (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                              $1,129                  $ --                   $1,021                  $108
 CDOs                                              1,448                    --                    1,020                   428
 CMBS                                              2,347                    --                    1,987                   360
 Corporate                                        16,917                    --                   16,127                   790
 Foreign government/government agencies            1,177                    --                    1,139                    38
 States, municipalities and political
  subdivisions ("Municipal")                         965                    --                      916                    49
 RMBS                                              2,431                    --                    1,633                   798
 U.S. Treasuries                                   1,749                 1,077                      672                    --
                                             -----------           -----------                ---------              --------
Total fixed maturities                            28,163                 1,077                   24,515                 2,571
Fixed maturities, FVO                                791                    --                      613                   178
Equity securities, trading                            12                    12                       --                    --
Equity securities, AFS                               372                   207                      114                    51
Derivative assets
 Credit derivatives                                    9                    --                       11                    (2)
 Foreign exchange derivatives                         14                    --                       14                    --
 Interest rate derivatives                           (57)                   --                      (57)                   --
 U.S. guaranteed minimum withdrawal benefit
  ("GMWB") hedging instruments                        26                    --                      (42)                   68
 U.S. macro hedge program                            109                    --                       --                   109
 International program hedging instruments           171                    --                      173                    (2)
                                             -----------           -----------                ---------              --------
Total derivative assets (1)                          272                    --                       99                   173
Short-term investments                             1,952                   228                    1,724                    --
Limited partnerships and other alternative
 investments (2)                                     468                    --                      414                    54
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                         (398)                   --                       67                  (465)
Separate account assets (3)                      138,482                99,917                   37,828                   737
                                             -----------           -----------                ---------              --------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                          A RECURRING BASIS     $170,114              $101,441                  $65,374                $3,299
                                             -----------           -----------                ---------              --------
PERCENTAGE OF LEVEL TO TOTAL                         100%                   60%                      38%                    2%
                                             -----------           -----------                ---------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
 A RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                        $(576)                 $ --                     $ --                 $(576)
 Equity linked notes                                 (18)                   --                       --                   (18)
                                             -----------           -----------                ---------              --------
Total other policyholder funds and benefits
 payable                                            (594)                   --                       --                  (594)
Derivative liabilities
 Credit derivatives                                   11                    --                        7                     4
 Equity derivatives                                   18                    --                       16                     2
 Foreign exchange derivatives                       (382)                   --                     (382)                   --
 Interest rate derivatives                          (319)                   --                     (295)                  (24)
 U.S. GMWB hedging instruments                        15                    --                      (63)                   78
 U.S. macro hedge program                             30                    --                       --                    30
 International program hedging instruments          (198)                   --                     (139)                  (59)
                                             -----------           -----------                ---------              --------
Total derivative liabilities (4)                    (825)                   --                     (856)                   31
Consumer notes (5)                                    (2)                   --                       --                    (2)
                                             -----------           -----------                ---------              --------
    TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                 VALUE ON A RECURRING BASIS      $(1,421)                 $ --                    $(856)                $(565)
                                             -----------           -----------                ---------              --------

                                                                   DECEMBER 31, 2012
                                                        QUOTED PRICES               SIGNIFICANT              SIGNIFICANT
                                                      IN ACTIVE MARKETS              OBSERVABLE              UNOBSERVABLE
                                                     FOR IDENTICAL ASSETS              INPUTS                   INPUTS
                                     TOTAL                (LEVEL 1)                  (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                   $ --                    $1,435                     $238
 CDOs                                   2,160                     --                     1,437                      723
 CMBS                                   3,912                     --                     3,380                      532
 Corporate                             30,979                     --                    29,639                    1,340
 Foreign
  government/government
  agencies                              1,460                     --                     1,426                       34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                     --                     1,829                      169
 RMBS                                   4,671                     --                     3,538                    1,133
 U.S. Treasuries                        2,551                     78                     2,473                       --
                                   ----------             ----------                  --------                 --------
Total fixed maturities                 49,404                     78                    45,157                    4,169
Fixed maturities, FVO                   1,010                      6                       805                      199
Equity securities, trading              1,847                  1,847                        --                       --
Equity securities, AFS                    400                    203                       142                       55
Derivative assets
 Credit derivatives                       (10)                    --                        --                      (10)
 Equity derivatives                        30                     --                        --                       30
 Foreign exchange
  derivatives                             104                     --                       104                       --
 Interest rate derivatives                108                     --                       144                      (36)
 U.S. GMWB hedging
  instruments                              36                     --                       (53)                      89
 U.S. macro hedge program                 186                     --                        --                      186
 International program
  hedging instruments                     127                     --                       142                      (15)
                                   ----------             ----------                  --------                 --------
Total derivative assets (1)               581                     --                       337                      244
 Short-term investments                 2,354                    242                     2,112                       --
 Limited partnerships and
  other alternative
  investments                             414                     --                       264                      150
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB                         1,081                     --                        --                    1,081
Separate account assets (3)           138,497                 97,976                    39,938                      583
                                   ----------             ----------                  --------                 --------
  TOTAL ASSETS ACCOUNTED FOR
          AT FAIR VALUE ON A
             RECURRING BASIS         $195,588               $100,352                   $88,755                   $6,481
                                   ----------             ----------                  --------                 --------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING
 BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                  $ --                      $ --                  $(3,119)
 Equity linked notes                       (8)                    --                        --                       (8)
                                   ----------             ----------                  --------                 --------
Total other policyholder
 funds and benefits payable            (3,127)                    --                        --                   (3,127)
Derivative liabilities
 Credit derivatives                        (6)                    --                       (20)                      14
 Equity derivatives                        15                     --                        --                       15
 Foreign exchange
  derivatives                             (17)                    --                       (17)                      --
 Interest rate derivatives               (359)                    --                      (338)                     (21)
 U.S. GMWB hedging
  instruments                             536                     --                       106                      430
 U.S. macro hedge program                 100                     --                        --                      100
 International program
  hedging instruments                    (231)                    --                      (171)                     (60)
                                   ----------             ----------                  --------                 --------
Total derivative liabilities
 (4)                                       38                     --                      (440)                     478
Other liabilities                          --                     --                        --                       --
Consumer notes (5)                         (2)                    --                        --                       (2)
                                   ----------             ----------                  --------                 --------
 TOTAL LIABILITIES ACCOUNTED
      FOR AT FAIR VALUE ON A
             RECURRING BASIS          $(3,091)                  $ --                     $(440)                 $(2,651)
                                   ----------             ----------                  --------                 --------

(1) Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2013 and December 31, 2012, $120 and $92, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value.

(3) As of December 31, 2013 and 2012, excludes approximately $2.4 billion and $3.1 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.

AFS SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2013 and December 31, 2012, 97% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives as well as for any existing deals with a market value greater than $10 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities.

Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice periods vary and may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others have been classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets; as well as, certain limited partnerships and other alternative investments and derivative instruments.

          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

          - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

          - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

          - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

          - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

          - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

          - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3, are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            AS OF DECEMBER 31, 2013

                                             PREDOMINANT              SIGNIFICANT
                                              VALUATION              UNOBSERVABLE
SECURITIES                  FAIR VALUE          METHOD                   INPUT
-----------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           $360          Discounted cash          Spread (encompasses)
                                                       flows                  prepayment,
                                                                    default risk and loss
                                                                                 severity
Corporate (3)                   398          Discounted cash            Spread
                                                       flows
Municipal (3)                    29          Discounted cash            Spread
                                                       flows
RMBS                            798          Discounted cash            Spread
                                                       flows
                                                               Constant prepayment rate
                                                                 Constant default rate
                                                                     Loss severity

                                                UNOBSERVABLE INPUTS
                                                                                                IMPACT OF
                                                                              WEIGHTED      INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM               AVERAGE (1)     ON FAIR VALUE (2)
------------------------  ------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                            99bps                 2,511bps                 446bps            Decrease

Corporate (3)                  119bps                 5,594bps                 332bps            Decrease

Municipal (3)                  184bps                   184bps                 184bps            Decrease

RMBS                            62bps                 1,748bps                 245bps            Decrease

                                   --%                      10%                     3%           Decrease   (4)
                                    1%                      22%                     8%           Decrease
                                   --%                     100%                    80%           Decrease

                            AS OF DECEMBER 31, 2012

                                               PREDOMINANT              SIGNIFICANT
                                                VALUATION              UNOBSERVABLE
SECURITIES                   FAIR VALUE           METHOD                   INPUT
-------------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                             $532          Discounted cash          Spread (encompasses)
                                                         flows                  prepayment,
                                                                      default risk and loss
                                                                                   severity
Corporate (3)                     888          Discounted cash            Spread
                                                         flows
Municipal                         169          Discounted cash            Spread
                                                         flows
RMBS                            1,133          Discounted cash            Spread
                                                         flows
                                                                 Constant prepayment rate
                                                                   Constant default rate
                                                                       Loss severity

                                                                                                  IMPACT OF
                                                 UNOBSERVABLE INPUTS           WEIGHTED       INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM                AVERAGE (1)      ON FAIR VALUE (2)
------------------------  --------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           320bps                 3,615bps                 1,013bps            Decrease

Corporate (3)                  145bps                   900bps                   333bps            Decrease

Municipal                      227bps                   344bps                   254bps            Decrease

RMBS                            54bps                 1,689bps                   379bps            Decrease

                                   --%                      12%                       2%           Decrease   (4)
                                    1%                      24%                       8%           Decrease
                                   --%                     100%                      80%           Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            AS OF DECEMBER 31, 2013

                                            PREDOMINANT
                                             VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES   FAIR VALUE          METHOD                 INPUT
-------------------------------------------------------------------------------------
Interest rate derivative
                                          Discounted cash       Swap curve beyond 30
 Interest rate swaps           (24)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 72          Option model           Equity volatility
                                          Discounted cash
 Customized swaps               74             flows               Equity volatility
U.S. macro hedge program
 Equity options                139          Option model           Equity volatility
International hedging
 program (2)
 Equity options                (66)         Option model           Equity volatility
 Short interest rate
  swaptions                    (12)         Option model     Interest rate volatility
 Long interest rate
  swaptions                     48          Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM             MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Interest rate derivative

 Interest rate swaps             4%                  4%           Increase
U.S. GMWB hedging
 instruments
 Equity options                 21%                 29%           Increase

 Customized swaps               10%                 50%           Increase
U.S. macro hedge program
 Equity options                 24%                 31%           Increase
International hedging
 program (2)
 Equity options                 29%                 37%           Increase
 Short interest rate
  swaptions                     --%                  1%           Decrease
 Long interest rate
  swaptions                      1%                  1%           Increase

                            AS OF DECEMBER 31, 2012

                                             PREDOMINANT
                                              VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES    FAIR VALUE          METHOD                 INPUT
--------------------------------------------------------------------------------------
Equity derivatives
 Equity options                  45          Option model           Equity volatility
Interest rate derivative
                                           Discounted cash       Swap curve beyond 30
 Interest rate swaps            (57)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 281          Option model           Equity volatility
                                           Discounted cash
 Customized swaps               238             flows               Equity volatility
U.S. macro hedge program
 Equity options                 286          Option model           Equity volatility
International hedging
 program
 Equity options                  44          Option model           Equity volatility
 Long interest rate            (119)         Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                  IMPACT OF
                                                              INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM              MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Equity derivatives
 Equity options                13.0%                 24%           Increase
Interest rate derivative

 Interest rate swaps            2.8%                2.8%           Increase
U.S. GMWB hedging
 instruments
 Equity options                  10%                 31%           Increase

 Customized swaps                10%                 50%           Increase
U.S. macro hedge program
 Equity options                  24%                 43%           Increase
International hedging
 program
 Equity options                  22%                 33%           Increase
 Long interest rate              --%                  1%           Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

(2) Level 3 international program hedging instruments excludes those for which the Company bases fair value on broker quotations.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2013, no significant adjustments were made by the Company to broker prices received.

As of December 31, 2013 and December 31, 2012, excluded from the tables above are limited partnerships and other alternative investments which total $54 and $150, respectively, of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with GMWB riders in the U.S. The Company has also assumed, through reinsurance from HLIKK, GMIB, GMWB and GMAB riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2013, 2012 and 2011, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $492, $499 and $(156), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $28, $76 and $13 for the years ended December 31, 2013, 2012 and 2011. As of December 31, 2013 and 2012 the behavior risk margin was $32 and $77, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $11, $29 and $(18) for the years ended December 31, 2013, 2012 and 2011, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                      UNOBSERVABLE INPUTS
                                                                                       IMPACT OF INCREASE IN INPUT
                                                                                              ON FAIR VALUE
                                              MINIMUM              MAXIMUM                   MEASUREMENT (1)
---------------------------------------------------------------------------------------------------------------------
SIGNIFICANT UNOBSERVABLE INPUT
Withdrawal Utilization (2)                       20%                  100%                        Increase
Withdrawal Rates (2)                              0%                    8%                        Increase
Annuitization utilization (3)                     0%                  100%                        Increase
Lapse Rates (4)                                   0%                   75%                        Decrease
Reset Elections (5)                              20%                   75%                        Increase
Equity Volatility (6)                            10%                   50%                        Increase
                                                ---                  ----                       ----------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2013 and 2012, for the financial instruments classified as Level 3.

                                                      FIXED MATURITIES, AFS

                                  ABS           CDOS               CMBS             CORPORATE
------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2013                             $238           $723               $532              $1,340
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)    (12)            18                (14)                  6
 Included in OCI (3)                32            110                 53                  (4)
Purchases                           25             37                 37                  75
Settlements                         (6)          (113)               (89)               (112)
Sales                             (127)          (341)              (152)               (333)
Transfers into Level 3 (4)           3             23                 36                  99
Transfers out of Level 3 (4)       (45)           (29)               (43)               (281)
                                 -----          -----              -----              ------
  FAIR VALUE AS OF DECEMBER 31,
                           2013   $108           $428               $360                $790
                                 -----          -----              -----              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)         $(7)          $ --                $(2)                $(7)
                                 -----          -----              -----              ------

                                        FIXED MATURITIES, AFS
                                       FOREIGN
                                     GOVT./GOVT.
                                       AGENCIES          MUNICIPAL
-------------------------------  -----------------------------------
ASSETS
Fair value as of January 1,
 2013                                     $34               $169
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)            (1)                --
 Included in OCI (3)                       (3)               (10)
Purchases                                  27                 --
Settlements                                (4)                --
Sales                                     (13)              (110)
Transfers into Level 3 (4)                 --                 --
Transfers out of Level 3 (4)               (2)                --
                                         ----              -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013           $38                $49
                                         ----              -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)               $ --               $ --
                                         ----              -----

                                      FIXED MATURITIES, AFS
                                                   TOTAL FIXED        FIXED
                                                   MATURITIES,     MATURITIES,
                                      RMBS             AFS             FVO
-------------------------------  ----------------------------------------------
ASSETS
Fair value as of January 1,
 2013                                $1,133           $4,169           $199
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)          39               36             61
 Included in OCI (3)                     42              220             --
Purchases                                74              275             14
Settlements                            (134)            (458)            (2)
Sales                                  (355)          (1,431)           (94)
Transfers into Level 3 (4)               --              161              3
Transfers out of Level 3 (4)             (1)            (401)            (3)
                                     ------          -------          -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013        $798           $2,571           $178
                                     ------          -------          -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)              $(1)            $(17)           $44
                                     ------          -------          -----

                                                                FREESTANDING DERIVATIVES (5)

                                           EQUITY
                                        SECURITIES,                                         INTEREST
                                            AFS         CREDIT             EQUITY             RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013             $55           $4                $45               $(57)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)              (10)          (1)               (26)                 7
 Included in OCI (3)                           6           --                 --                 --
Purchases                                      7           --                  1                 --
Settlements                                   --           (1)                (7)                --
Sales                                         (2)          --                 --                 --
Transfers into Level 3 (4)                    --           --                 --                 --
Transfers out of Level 3 (4)                  (5)          --                (11)                26
                                            ----          ---               ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013       $51           $2                 $2               $(24)
                                            ----          ---               ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                   $(9)         $(1)              $(15)                $2
                                            ----          ---               ----              -----

                                                     FREESTANDING DERIVATIVES (5)
                                                                   U.S.
                                                U.S.               MACRO              INTL.
                                                GMWB               HEDGE             PROGRAM
                                               HEDGING            PROGRAM            HEDGING
--------------------------------------  -------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                 $519               $286               $(75)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                  (372)              (191)                24
 Included in OCI (3)                               --                 --                 --
Purchases                                          --                 44                (25)
Settlements                                        (4)                --                 (9)
Sales                                              --                 --                 --
Transfers into Level 3 (4)                         --                 --                 (8)
Transfers out of Level 3 (4)                        3                 --                 32
                                                -----              -----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013           $146               $139               $(61)
                                                -----              -----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $(390)             $(187)             $(170)
                                                -----              -----              -----

                                           FREESTANDING DERIVATIVES (5)

                                               OTHER           TOTAL FREE-
                                              CONTRACT          STANDING
                                            DERIVATIVES        DERIVATIVES
--------------------------------------  -----------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                $ --               $722
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   --               (559)
 Included in OCI (3)                              --                 --
Purchases                                         --                 20
Settlements                                       --                (21)
Sales                                                                --
Transfers into Level 3 (4)                       (20)               (28)
Transfers out of Level 3 (4)                      20                 70
                                                ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013          $ --               $204
                                                ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $ --              $(761)
                                                ----              -----

                                                                       REINSURANCE
                                                                  RECOVERABLE FOR U.S.
                                                                          GMWB
                                           LIMITED PARTNERSHIPS         AND JAPAN
                                          AND OTHER ALTERNATIVE        GMWB, GMIB,          SEPARATE
                                               INVESTMENTS            AND GMAB (6)          ACCOUNTS
--------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2013                     $150                 $1,081               $583
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                        (5)                (1,856)                23
 Included in OCI (3)                                   --                     --                 --
Purchases                                              64                     --                250
Settlements                                            --                    310                 (2)
Sales                                                  (9)                    --                (88)
Transfers into Level 3 (4)                             --                     --                 45
Transfers out of Level 3 (4)                         (146)                    --                (74)
                                                ---------                -------              -----
      FAIR VALUE AS OF DECEMBER 31, 2013              $54                  $(465)              $737
                                                ---------                -------              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                            $(5)               $(1,856)               $21
                                                ---------                -------              -----

                                                   OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                             GUARANTEED                                   TOTAL OTHER
                                               LIVING            EQUITY LINKED         POLICYHOLDER FUNDS      CONSUMER
                                            BENEFITS (7)             NOTES             AND BENEFITS PAYAB        NOTES
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1, 2013               $(3,119)                $(8)                  $(3,127)              $(2)
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                 2,653                  (10)                   2,643                 --
 Included in OCI (3)                               --                   --                       --                 --
Settlements (8)                                  (110)                  --                     (110)                --
      FAIR VALUE AS OF DECEMBER 31, 2013        $(576)                $(18)                   $(594)               $(2)
                                               ------                 ----                   ------              -----
Changes in unrealized gains (losses)
 included in net income related
 to financial instruments still held at
 December 31, 2013 (2),(7)                     $2,653                 $(10)                  $2,643               $ --
                                               ------                 ----                   ------              -----

The tables below provide a fair value roll forward for the year ended December 31, 2012 for the financial instruments classified as Level 3.

                                                                     FIXED MATURITIES, AFS

                                                                                                                 FOREIGN
                                ABS             CDOS                  CMBS                CORPORATE            GOVT./GOVT.
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                           $317             $328                  $348                 $1,497                  $37
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                         (2)             (19)                  (41)                     2                   --
 Included in OCI (3)              45              134                    89                    (38)                   1
Purchases                         18               --                    18                    169                    9
Settlements                      (58)             (36)                 (111)                   (98)                  (4)
Sales                            (34)              (1)                 (109)                   (74)                 (11)
Transfers into Level 3 (4)        12              317                   422                    538                    2
Transfers out of Level 3 (4)     (60)              --                   (84)                  (656)                  --
                               -----            -----                 -----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012   $238             $723                  $532                 $1,340                  $34
                               -----            -----                 -----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)       $(1)            $(11)                 $(17)                   $(7)                $ --
                               -----            -----                 -----                 ------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                                $382              $933             $3,842             $484
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                              (5)              (68)              (133)             106
 Included in OCI (3)                   34               298                563               --
Purchases                             174               289                677                1
Settlements                            --              (125)              (432)              (1)
Sales                                 (91)             (173)              (493)            (391)
Transfers into Level 3 (4)             --                 2              1,293               --
Transfers out of Level 3 (4)         (325)              (23)            (1,148)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $169            $1,133             $4,169             $199
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)            $(5)             $(11)              $(52)             $(7)
                                    -----            ------            -------            -----

                                                                     FREESTANDING DERIVATIVES (5)

                                        EQUITY
                                     SECURITIES,                                                  INTEREST
                                         AFS            CREDIT                EQUITY                RATE
------------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                     $56            $(489)                 $36                 $(91)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   3              155                  (32)                   2
 Included in OCI (3)                       (3)              --                   --                   --
Purchases                                  11               --                   57                    1
Settlements                                --              338                  (16)                  --
Sales                                     (12)              --                   --                   --
Transfers out of Level 3 (4)               --               --                   --                   31
                                         ----            -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012             $55               $4                  $45                 $(57)
                                         ----            -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)                 $2             $126                  $(8)                 $(1)
                                         ----            -----                 ----                 ----

                                                          FREESTANDING DERIVATIVES (5)
                                                          U.S.
                                    U.S.                  MACRO                INTL.               TOTAL FREE-
                                    GMWB                  HEDGE               PROGRAM               STANDING
                                   HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                $883                  $357                 $(35)                  $661
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (431)                 (323)                 (83)                  (712)
 Included in OCI (3)                   --                    --                   --                     --
Purchases                              56                   252                  (60)                   306
Settlements                           (12)                   --                   95                    405
Sales                                  --                    --                   --                     --
Transfers out of Level 3 (4)           23                    --                    8                     62
                                    -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $519                  $286                 $(75)                  $722
                                    -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)          $(425)                $(322)                $(85)                 $(715)
                                    -----                 -----                 ----                  -----

                                                                        REINSURANCE
                                                                   RECOVERABLE FOR U.S.
                                                                           GMWB
                                           LIMITED PARTNERSHIPS          AND JAPAN
                                           AND OTHER ALTERNATIVE        GMWB, GMIB,           SEPARATE
                                                INVESTMENTS          AND GMAB (6),(9)         ACCOUNTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                    $ --                   $3,073              $1,031
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                      (11)                  (2,373)                 37
 Included in OCI (3)                                  --                       --                  --
Purchases                                             26                       --                 252
Settlements                                           --                      381                  (1)
Sales                                                 --                       --                (476)
Transfers into Level 3 (4)                           135                       --                 443
Transfers out of Level 3 (4)                          --                       --                (703)
                                                   -----                  -------              ------
      FAIR VALUE AS OF DECEMBER 31, 2012            $150                   $1,081                $583
                                                   -----                  -------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(11)                 $(2,373)                $28
                                                   -----                  -------              ------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                      TOTAL OTHER
                                    LIVING              EQUITY LINKED         POLICYHOLDER FUNDS        OTHER         CONSUMER
                               BENEFITS (7),(9)             NOTES            AND BENEFITS PAYABLE    LIABILITIES        NOTES
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2012                               $(5,776)                 $(9)                   $(5,785)              $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,920                    1                      2,921               (34)             2
 Included in OCI (3)                     --                   --                         --                --             --
Settlements (8)                        (263)                  --                       (263)               43             --
                                   --------                  ---                    -------              ----            ---
   FAIR VALUE AS OF DECEMBER
                    31, 2012        $(3,119)                 $(8)                   $(3,127)             $ --            $(2)
                                   --------                  ---                    -------              ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,920                   $1                     $2,921              $ --             $2
                                   --------                  ---                    -------              ----            ---

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $495 and $900 as of December 31, 2013 and 2012, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

(9) In 2012, ($231) and $264 were inappropriately presented as Included in OCI within the Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB and Guaranteed Living Benefits, respectively. Amounts have been rescheduled to Included in Net Income. This change in presentation of this disclosure had no impact on the Company's net income or OCI.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities for which the FVO was elected in order to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company also elected the fair value option for certain consolidated VIE investment funds. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with accounting requirement for investment companies. The investment funds primarily hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                    2013              2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                           $(12)              $9
  CRE CDOs                                              14               64
  CMBS                                                  --               (2)
  Foreign government                                  (112)             (88)
  RMBS                                                  --                5
OTHER LIABILITIES
 Credit-linked notes                                    --              (34)
                                                   -------            -----
            TOTAL REALIZED CAPITAL GAINS (LOSSES)    $(110)            $(46)
                                                   -------            -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          DECEMBER 31,          DECEMBER 31,
                                              2013                  2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                            $3                   $ --
  Corporate                                      84                    108
  CRE CDOs                                      167                    193
  CMBS                                            8                      4
  Foreign government                            494                    699
  Municipals                                      1                      1
  RMBS                                            9                      3
  U.S. government                                25                      2
                                             ------               --------
         TOTAL FIXED MATURITIES, FVO           $791                 $1,010
                                             ------               --------

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2013 and December 31, 2012 were as follows:

                                                                           DECEMBER 31, 2013              DECEMBER 31, 2012
                                                     FAIR VALUE
                                                     HIERARCHY           CARRYING            FAIR       CARRYING            FAIR
                                                       LEVEL              AMOUNT            VALUE        AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                          Level 3             1,416             1,476        1,951             2,112
 Mortgage loans                                        Level 3             3,470             3,519        4,935             5,109
                                                      --------            ------            ------       ------            ------
LIABILITIES
 Other policyholder funds and benefits payable
  (1)                                                  Level 3             8,955             9,153        9,318             9,668
 Consumer notes (2)                                    Level 3                82                82          159               159
                                                      --------            ------            ------       ------            ------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2013 or December 31, 2012.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Fixed maturities (1)                        $1,253              $1,953              $1,927
Equity securities, AFS                           8                  11                  10
Mortgage loans                                 172                 248                 206
Policy loans                                    82                 116                 128
Limited partnerships and other                 119                  85                 143
 alternative investments
Other investments (2)                          123                 199                 231
Investment expenses                            (76)                (77)                (73)
                                          --------            --------            --------
          TOTAL SECURITIES AFS AND OTHER     1,681               2,535               2,572
Equity securities, trading                       2                   1                  --
                                          --------            --------            --------
             TOTAL NET INVESTMENT INCOME    $1,683              $2,536              $2,572
                                          --------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

The net unrealized gain on equity securities, trading, included in net investment income during the years ended December 31, 2013, 2012 and 2011, was $1, $0 and $1, respectively. These amounts were not included in net unrealized gains (losses) in the accompanying Consolidated Balance Sheets.

NET REALIZED CAPITAL GAINS (LOSSES)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
----------------------------------------------------------------------------------------------
Gross gains on sales (1)                    $2,196                 $478              $400
Gross losses on sales                         (700)                (278)             (200)
Net OTTI losses recognized in earnings         (45)                (255)             (125)
 (2)
Valuation allowances on mortgage loans          (1)                   4                25
Japanese fixed annuity contract hedges,          6                  (36)                3
 net (3)
Periodic net coupon settlements on              (3)                  (8)               --
 credit derivatives/Japan
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                    262                  519              (397)
 U.S. macro hedge program                     (234)                (340)             (216)
                                          --------            ---------            ------
 Total U.S. program                             28                  179              (613)
International Program (4)                     (963)              (1,145)              639
                                          --------            ---------            ------
Total results of variable annuity hedge       (935)                (966)               26
 program
GMIB/GMAB/GMWB reinsurance                   1,107                1,233              (326)
Coinsurance and modified coinsurance        (1,405)              (1,901)              375
 reinsurance contracts
Other, net (5)                                 106                  248              (255)
                                          --------            ---------            ------
    NET REALIZED CAPITAL GAINS (LOSSES),      $326              $(1,481)             $(77)
                              BEFORE-TAX
                                          --------            ---------            ------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

(2) Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

(3) Includes for the years ended December 31, 2013, 2012 and 2011, transactional foreign currency re-valuation related to the Japan fixed annuity product of $324, $245, and $(129) , respectively, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $(318), $(281), and $132, respectively.

(4) Includes $(55), $(66), and $0 of transactional foreign currency re-valuation for the years ended December 31, 2013, 2012 and 2011, respectively.

(5) For the years ended December 31, 2013 , 2012 and 2011, other, net gains and losses includes $295, $205 and $(119), respectively, of transactional foreign currency re-valuation primarily associated with the internal reinsurance of the Japan variable annuity business, of which a portion is offset within realized gains and losses by the change in value of the associated hedging derivatives. Also includes $71 and $110 of gains relating to Retirement Plans and Individual Life businesses sold for the years ended December 31, 2013 and 2012, respectively, as well as changes in value of non-qualifying derivatives.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $ 1.4 billion, $(55) and $75 for the years ended December 31, 2013 , 2012 and 2011, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2013           2012           2011
-------------------------------------------------------------------------------------
Fixed maturities, AFS
  Sale proceeds                            $19,190        $23,555        $19,861
  Gross gains (1)                            1,867            521            354
  Gross losses                                (421)          (270)          (205)
Equity securities, AFS
  Sale proceeds                                $81           $133           $147
  Gross gains                                  254             15             50
  Gross losses                                (263)            (5)            --

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.

Sales of AFS securities in 2013 were primarily as a result of management of duration and liquidity as well as progress towards sector allocation objectives.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2013 , 2012 and 2011.

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                               2012
                                           2013            (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Balance, beginning of period                $(813)            $(1,319)             $(1,598)
Additions for credit impairments
 recognized on (1):
 Securities not previously impaired           (14)                (27)                 (41)
 Securities previously impaired                (4)                (15)                 (47)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were sold
  during the period                           403                 543                  358
 Securities due to an increase in
  expected cash flows                          17                   5                    9
 Securities the Company made the
  decision to sell or more likely than
  not will be required to sell                  1                  --                 $ --
                                          -------            --------            ---------
                  BALANCE, END OF PERIOD    $(410)              $(813)             $(1,319)
                                          -------            --------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                          DECEMBER 31, 2013
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
---------------------------------------------------------------------------------------------------------------------------------
ABS                                      $1,172                 $13               $(56)              $1,129               $(2)
CDOs (2)                                  1,392                  98                (41)               1,448                --
CMBS                                      2,275                 106                (34)               2,347                (3)
Corporate                                15,913               1,196               (192)              16,917                (6)
Foreign govt./ govt.agencies              1,267                  27               (117)               1,177                --
Municipal                                   988                  26                (49)                 965                --
RMBS                                      2,419                  60                (48)               2,431                (3)
U.S. Treasuries                           1,762                   1                (14)               1,749                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       27,188               1,527               (551)              28,163               (14)
Equity securities, AFS                      362                  35                (25)                 372                --
          TOTAL AFS SECURITIES (3)      $27,550              $1,562              $(576)             $28,535              $(14)
                                        -------              ------              -----              -------              ----

                                                                          DECEMBER 31, 2012
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
----------------------------------  ---------------------------------------------------------------------------------------------
ABS                                      $1,807                 $38              $(172)              $1,673               $(4)
CDOs (2)                                  2,236                  61               (117)               2,160                (4)
CMBS                                      3,757                 262               (107)               3,912                (7)
Corporate                                27,774               3,426               (221)              30,979               (19)
Foreign govt./ govt.agencies              1,369                 120                (29)               1,460                --
Municipal                                 1,808                 204                (14)               1,998                --
RMBS                                      4,590                 196               (115)               4,671               (28)
U.S. Treasuries                           2,412                 151                (12)               2,551                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)              49,404               (62)
Equity securities, AFS                      408                  28                (36)                 400                --
          TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)             $49,804              $(62)
                                        -------              ------              -----              -------              ----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) As of December 31, 2012 Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2013
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
CONTRACTUAL MATURITY
One year or less                          $1,615                     $1,639
Over one year through five
 years                                     5,328                      5,535
Over five years through ten
 years                                     4,319                      4,481
Over ten years                             8,668                      9,153
                                       ---------                  ---------
Subtotal                                  19,930                     20,808
Mortgage-backed and
 asset-backed securities                   7,258                      7,355
                                       ---------                  ---------
    TOTAL FIXED MATURITIES, AFS          $27,188                    $28,163
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies, was the Government of Japan which represents $853 or 10% of stockholders' equity, and 2% of total invested assets as of December 31, 2013 . As of December 31, 2012, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2013, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, JPMorgan Chase & Co. and Goldman Sachs Group Inc. which each comprised less than 3% of total invested assets. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2013 were utilities, financial services, and commercial real estate which comprised approximately 9%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                DECEMBER 31, 2013
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
----------------------------------------------------------------------------------
ABS                                   $288              $286              $(2)
CDOs (1)                                64                63               (1)
CMBS                                   437               423              (14)
Corporate                            2,449             2,360              (89)
Foreign govt./govt.agencies            542               501              (41)
Municipal                              508               475              (33)
RMBS                                   922               909              (13)
U.S. Treasuries                      1,456             1,442              (14)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        6,666             6,459             (207)
Equity securities, AFS                  77                73               (4)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION       $6,743            $6,532            $(211)
                                    ------            ------            -----

                                                  DECEMBER 31, 2013
                                                     12 MONTHS OR MORE
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
-----------------------------  --------------------------------------------------------
ABS                                        $418              $364             $(54)
CDOs (1)                                  1,185             1,144              (40)
CMBS                                        392               372              (20)
Corporate                                   799               696             (103)
Foreign govt./govt.agencies                 303               227              (76)
Municipal                                    99                83              (16)
RMBS                                        475               440              (35)
U.S. Treasuries                              --                --               --
                                         ------            ------            -----
  TOTAL FIXED MATURITIES, AFS             3,671             3,326             (344)
Equity securities, AFS                      135               114              (21)
                                         ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $3,806            $3,440            $(365)
                                         ------            ------            -----

                                                   DECEMBER 31, 2013
                                                           TOTAL
                                        AMORTIZED            FAIR          UNREALIZED
                                          COST              VALUE            LOSSES
-----------------------------  ---------------------------------------------------------
ABS                                         $706              $650             $(56)
CDOs (1)                                   1,249             1,207              (41)
CMBS                                         829               795              (34)
Corporate                                  3,248             3,056             (192)
Foreign govt./govt.agencies                  845               728             (117)
Municipal                                    607               558              (49)
RMBS                                       1,397             1,349              (48)
U.S. Treasuries                            1,456             1,442              (14)
                                         -------            ------            -----
  TOTAL FIXED MATURITIES, AFS             10,337             9,785             (551)
Equity securities, AFS                       212               187              (25)
                                         -------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $10,549            $9,972            $(576)
                                         -------            ------            -----

                                                    DECEMBER 31, 2012
                                                   LESS THAN 12 MONTHS
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
--------------------------------------------------------------------------------------
ABS                                         $77               $76             $(1)
CDOs (1)                                      5                 5              --
CMBS                                        192               179             (13)
Corporate (1)                               614               578             (36)
Foreign govt./govt.agencies                 318               290             (28)
Municipal                                    65                62              (3)
RMBS                                        322               321              (1)
U.S. Treasuries                             384               372             (12)
                                         ------            ------            ----
       TOTAL FIXED MATURITIES, AFS        1,977             1,883             (94)
Equity securities, AFS                        9                 9              --
                                         ------            ------            ----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION       $1,986            $1,892            $(94)
                                         ------            ------            ----

                                                       DECEMBER 31, 2012
                                                          12 MONTHS OR MORE
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $787              $616            $(171)
CDOs (1)                                       1,640             1,515             (117)
CMBS                                             795               701              (94)
Corporate (1)                                  1,339             1,154             (185)
Foreign govt./govt.agencies                        7                 6               (1)
Municipal                                         98                87              (11)
RMBS                                             750               636             (114)
U.S. Treasuries                                   --                --               --
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             5,416             4,715             (693)
Equity securities, AFS                           172               136              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $5,588            $4,851            $(729)
                                              ------            ------            -----

                                                       DECEMBER 31, 2012
                                                                TOTAL
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $864              $692            $(172)
CDOs (1)                                       1,645             1,520             (117)
CMBS                                             987               880             (107)
Corporate (1)                                  1,953             1,732             (221)
Foreign govt./govt.agencies                      325               296              (29)
Municipal                                        163               149              (14)
RMBS                                           1,072               957             (115)
U.S. Treasuries                                  384               372              (12)
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             7,393             6,598             (787)
Equity securities, AFS                           181               145              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $7,574            $6,743            $(823)
                                              ------            ------            -----

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2013, AFS securities in an unrealized loss position, comprised of 1,007 securities, primarily related to corporate securities and foreign government and government agencies, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 89% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2013 was primarily attributable to realized capital losses as a result of portfolio management activity, partially offset by an increase in interest rates.

Most of the securities depressed for twelve months or more relate to certain floating rate corporate securities with greater than 10 years to maturity concentrated in the financial services sector, foreign government and government agencies, as well as structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the economic and market uncertainties regarding future performance of certain commercial and residential real estate backed securities. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                               DECEMBER 31, 2013
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
-------------------------------------------------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $3,482                  $(12)                 $3,470
                                             -------                 -----                 -------

                                                               DECEMBER 31, 2012
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
--------------------------------------  ---------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $4,949                  $(14)                 $4,935
                                             -------                 -----                 -------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) As of December 31, 2012 includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

As of December 31, 2013 and 2012, the carrying value of mortgage loans associated with the valuation allowance was $86 and $189, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $53 and $3, respectively, as of December 31, 2013 and $47 and $3, respectively, as of December 31, 2012. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2013, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                              FOR THE YEARS ENDED
                                                                 DECEMBER 31,
                                               2013                  2012                  2011
-----------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (14)                $ (23)                $ (62)
(Additions)/Reversals                             (2)                    4                    25
Deductions                                         4                     5                    14
                                               -----                 -----                 -----
BALANCE AS OF DECEMBER 31                       $(12)                 $(14)                 $(23)
                                               -----                 -----                 -----

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 57% as of December 31, 2013, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.23x as of December 31, 2013. As of December 31, 2013, the Company held no delinquent commercial mortgage loans past due by 90 days or more. The Company held only one delinquent commercial mortgage loan past due by 90 days or more as of December 31, 2012. The carrying value and valuation allowance of this loan totaled $32 and $0, respectively, and was not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2013                                DECEMBER 31, 2012
                                      CARRYING                                         CARRYING
                                       VALUE                AVG. DEBT-SERVICE           VALUE                AVG. DEBT-SERVICE
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                           $35                     1.15x                   $137                     0.89x
65% - 80%                                  777                     1.94x                  1,717                     2.27x
Less than 65%                            2,658                     2.34x                  3,081                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $3,470                     2.23X                 $4,935                     2.34X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
East North Central                        $79                   2.3%                $97                   2.0%
Middle Atlantic                           255                   7.3%                370                   7.5%
Mountain                                   40                   1.2%                 62                   1.3%
New England                               163                   4.7%                231                   4.7%
Pacific                                 1,019                  29.4%              1,504                  30.5%
South Atlantic                            548                  15.8%              1,012                  20.5%
West North Central                         17                   0.5%                 16                   0.3%
West South Central                        144                   4.1%                234                   4.7%
Other (1)                               1,205                  34.7%              1,409                  28.5%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                             $93                   2.7%               $109                   2.2%
 Industrial                             1,182                  34.1%              1,519                  30.8%
 Lodging                                   27                   0.8%                 81                   1.6%
 Multifamily                              576                  16.6%                869                  17.6%
 Office                                   723                  20.8%              1,120                  22.7%
 Retail                                   745                  21.5%              1,047                  21.2%
 Other                                    124                   3.5%                190                   3.9%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities, as well as a means of accessing capital through a contingent capital facility. For further information on the facility, see Note 10 -- Debt of Notes to Consolidated Financial Statements.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                                     DECEMBER 31, 2013
                                                                                 MAXIMUM
                                    TOTAL                  TOTAL               EXPOSURE TO
                                    ASSETS            LIABILITIES (1)            LOSS (2)
---------------------------------------------------------------------------------------------
CDOs (3)                               $12                   $13                    $ --
Investment funds (4)                   134                    20                     119
Limited partnerships                     4                     2                       2
                                    ------                  ----                  ------
                        TOTAL         $150                   $35                    $121
                                    ------                  ----                  ------

                                                      DECEMBER 31, 2012
                                                                                   MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDOs (3)                               $89                     $88                      $7
Investment funds (4)                   132                      20                     110
Limited partnerships                     6                       3                       3
                                    ------                  ------                  ------
                        TOTAL         $227                    $111                    $120
                                    ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company' s investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2013 and 2012. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

REPURCHASE AND DOLLAR ROLL AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to set off claims and apply securities held by them in respect of their obligations in the event of a default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the Company reported financial collateral pledged relating to repurchase agreements of $923 in fixed maturities, AFS on the Consolidated Balance sheets. The Company reported a corresponding obligation to repurchase these securities of $923 in other liabilities on the Consolidated Balance sheets. With respect to dollar roll transactions, the Company reported financial collateral pledged with a fair value of $692 in fixed maturities, AFS with a corresponding obligation to repurchase $692 reported in other liabilities, as of December 31, 2012.

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2013 and 2012 the fair value of securities on deposit was approximately $13 and $14, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2013 is limited to the total carrying value of $0.9 billion. In addition, the Company has outstanding commitments totaling approximately $223, to fund limited partnership and other alternative investments as of December 31, 2013. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2013, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $77.2 billion and $75.3 billion as of December 31, 2013 and 2012, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $10.7 billion and $9.6 billion as of December 31, 2013 and 2012, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.8 billion, $0.9 billion and $1.2 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $7.1 billion, $6.5 billion, and $8.1 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. As of, and for the period ended, December 31, 2013, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities, or liabilities, denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company may use interest rate swaps, swaptions, caps, floors and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2013 and 2012 the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $5.1 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

The Company formerly offered certain variable annuity products with a guaranteed minimum income benefit ("GMIB") rider through a wholly-owned Japanese subsidiary. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company formerly offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company has entered into equity index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivatives") that has a notional value equal to the guaranteed remaining balance ("GRB"). The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives ("U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,         DECEMBER 31,               DECEMBER 31,
                                           2013                      2012                 2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,839                    $7,787                $74                       $238
Equity swaps, options, and futures           4,237                     5,130                 44                        267
Interest rate swaps and futures              6,615                     5,705                (77)                        67
                                         ---------                 ---------              -----                     ------
                             TOTAL         $18,691                   $18,622                $41                       $572
                                         ---------                 ---------              -----                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                     DECEMBER 31,               DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                         2013                       2012                  2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Equity options and swaps                  9,934                      7,442                  139                        286
                                       --------                   --------               ------                     ------
                          TOTAL          $9,934                     $7,442                 $139                       $286
                                       --------                   --------               ------                     ------

INTERNATIONAL PROGRAM

The Hartford formerly offered certain variable annuity products in Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company has reinsured certain of these GMWB and GMAB riders from an affiliate. See Note 13 -- Transactions with Affiliates for further discussion.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. During 2013, the Company expanded its hedging program to substantially reduce equity and foreign currency exchange risk. The program is primarily focused on the risks that have been reinsured to the Company's U.S. legal entities although certain hedges, predominantly options, are also held directly in HLIKK. The hedging derivatives collectively held in these entities are comprised of equity futures, options, swaps and currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan.

The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                    NOTIONAL AMOUNT                                   FAIR VALUE
                                         DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                             2013                      2012                 2013                     2012
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                              350                        350                 5                         28
Currency forwards (1)                         8,778                      9,327                24                        (87)
Currency options                              8,408                      9,710               (58)                       (49)
Equity futures                                  999                      1,206                --                         --
Equity options                                1,022                      2,621               (63)                      (105)
Equity swaps                                  3,830                      2,683               (95)                       (12)
Customized swaps                                 --                        899                --                        (11)
Interest rate futures                           566                        634                --                         --
Interest rate swaps and swaptions            33,072                     21,018               160                        131
                                           --------                  ---------              ----                    -------
                              TOTAL         $57,025                    $48,448              $(27)                     $(105)
                                           --------                  ---------              ----                    -------

(1) As of December 31, 2013 and 2012 net notional amounts are $(1.6) billion and $0.1 billion, respectively, which include $3.6 billion and $4.7 billion, respectively, related to long positions and $5.2 billion and $4.6 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

As a reinsurer, the Company assumes the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

As of December 31, 2013 the Company had approximately $1.3 billion of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business structured as a reinsurance transaction. The assets are held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amounts of the reinsurance contracts are the invested assets supporting the reinsured reserves and are carried at fair value.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The fair value amounts presented below do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. In addition, the tables below exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       Dec31,          Dec31,         Dec31,        Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE      2013            2012           2013          2012
------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                     $3,215          $3,863           $16          $167
 Foreign currency swaps                     143             163            (5)          (17)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      3,358           4,026            11           150
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,261             753           (24)          (55)
 Foreign currency swaps                      --              40            --            16
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES      1,261             793           (24)          (39)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              4,633          13,432          (368)         (363)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 118             182            (4)           (9)
  Japan 3Win foreign currency swaps       1,571           1,816          (354)         (127)
  Japanese fixed annuity hedging
   instruments                            1,436           1,652            (6)          224
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                        243           1,539            (4)           (5)
  Credit derivatives that assume
   credit risk (1)                        1,507           1,981            27            (8)
  Credit derivatives in offsetting
   positions                              3,501           5,341            (3)          (22)
 EQUITY CONTRACTS
  Equity index swaps and options            131             791            (2)           35
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       21,512          28,868           (36)       (1,249)
  U.S. GMWB reinsurance contracts         4,508           5,773            29           191
  U.S. GMWB hedging instruments          18,691          18,622            41           572
  U.S. macro hedge program                9,934           7,442           139           286
  International program product
   derivatives (2)                           --           1,876            --           (42)
  International program hedging
   instruments                           57,025          48,448           (27)         (105)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             11,999          18,287          (540)       (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts     29,423          44,985          (427)          890
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    166,232         201,035        (1,535)       (1,559)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $196            $416           $(1)         $(20)
 Other investments                       40,564          37,809           272           581
 Other liabilities                       62,590          67,765          (825)           38
 Consumer notes                               9              26            (2)           (2)
 Reinsurance recoverable                 33,931          47,430          (398)        1,081
 Other policyholder funds and
  benefits payable                       33,561          52,408          (594)       (3,126)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------

                                                 ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                    FAIR VALUE                                FAIR VALUE
                                          Dec 31,                Dec 31,            Dec31,                  Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE          2013                   2012              2013                    2012
------------------------------------  ----------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                          $49                   $167               $(33)                   $ --
 Foreign currency swaps                         2                      3                 (7)                    (20)
                                           ------                 ------            -------                 -------
              TOTAL CASH FLOW HEDGES           51                    170                (40)                    (20)
                                           ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                            2                     --                (26)                    (55)
 Foreign currency swaps                        --                     16                 --                      --
                                           ------                 ------            -------                 -------
             TOTAL FAIR VALUE HEDGES            2                     16                (26)                    (55)
                                           ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  123                    436               (491)                   (799)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     6                      5                (10)                    (14)
  Japan 3Win foreign currency swaps            --                     --               (354)                   (127)
  Japanese fixed annuity hedging
   instruments                                 88                    228                (94)                     (4)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                           --                      3                 (4)                     (8)
  Credit derivatives that assume
   credit risk (1)                             28                     17                 (1)                    (25)
  Credit derivatives in offsetting
   positions                                   35                     56                (38)                    (78)
 EQUITY CONTRACTS
  Equity index swaps and options               18                     45                (20)                    (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --                (36)                 (1,249)
  U.S. GMWB reinsurance contracts              29                    191                 --                      --
  U.S. GMWB hedging instruments               333                    743               (292)                   (171)
  U.S. macro hedge program                    178                    356                (39)                    (70)
  International program product
   derivatives (2)                             --                     --                 --                     (42)
  International program hedging
   instruments                                649                    657               (676)                   (762)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --               (540)                 (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts          383                  1,566               (810)                   (676)
                                           ------                 ------            -------                 -------
     TOTAL NON-QUALIFYING STRATEGIES        1,870                  4,303             (3,405)                 (5,862)
                                           ------                 ------            -------                 -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --                $(1)                   $(20)
 Other investments                            721                  1,049               (449)                   (468)
 Other liabilities                            789                  1,683             (1,614)                 (1,645)
 Consumer notes                                --                     --                 (2)                     (2)
 Reinsurance recoverable                      413                  1,757               (811)                   (676)
 Other policyholder funds and
  benefits payable                             --                     --               (594)                 (3,126)
                                           ------                 ------            -------                 -------
                   TOTAL DERIVATIVES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2012 was primarily due to the following:

- The decrease in notional amount of non-qualifying interest rate contracts primarily resulted from the termination of interest rate swaptions purchased during the third quarter of 2012 designed to hedge the interest rate risk of the securities being transferred related to the sale of the Retirement Plan business segment.

- The decrease in notional amount related to the U.S. GMWB product derivatives was primarily driven by product lapses and partial withdrawals.

- The decrease in notional amount related to the international program product derivatives was due to the GWMB embedded derivative disposed of as part of the sale of HLIL. For additional information on the sale agreement, refer to
    Note 2 -- Business Dispositions of Notes to Consolidated Financial
    Statements.

- The decrease in notional amount of coinsurance and modified coinsurance reinsurance contracts primarily resulted from policyholder surrender activity and the termination of embedded derivatives as part of Individual Life and Retirement Plans business dispositions. For additional information on the sale agreement, refer to Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

- The decrease in notional amount of GMAB, GMWB, and GMIB reinsurance contracts was primarily driven by policyholder surrender activity.

- The increase in notional amount related to the international program hedging instruments resulted from the Company expanding its hedging program related to international product program guarantees from the business reinsured from HLIKK in the first quarter of 2013.

CHANGE IN FAIR VALUE

The net decrease in the total fair value of derivative instruments since December 31, 2012 was primarily related to the following:

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The fair value related to the cash flow hedging interest rate swaps decreased primarily due to an increase in U.S. interest rates.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates, and volatility. For a discussion related to the reinsurance agreement refer to Note 13 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contracts as well as policyholder surrender activity. For a discussion related to the reinsurance agreement refer to
    Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The fair value associated with the international program hedging instruments decreased primarily due to an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The increase in fair value related to the combined U.S. GMWB hedging program, which includes the U.S. GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described above. Also included in the tables are financial collateral receivables and payables, which is contractually permitted to be offset upon an event of default, although is disallowed for offsetting under U.S. GAAP.

                            AS OF DECEMBER 31, 2013

                                         (I)                     (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
--------------------------------------------------------------------------------
DESCRIPTION
 Other investments                      $1,510                  $1,290
                                       -------                 -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $272                    $(52)
                                      ----                    ----

                                                 (IV)
                                  COLLATERAL DISALLOWED FOR OFFSET IN
                                  THE STATEMENT OF FINANCIAL POSITION   (V) = (III) - (IV)

                                         FINANCIAL COLLATERAL
                                             RECEIVED (4)                   NET AMOUNT
-------------------------------  ---------------------------------------------------------
DESCRIPTION
 Other investments                               $121                          $99
                                                 ----                          ---

                                         GROSS AMOUNTS OF         GROSS AMOUNTS
                                            RECOGNIZED      OFFSET IN THE STATEMENT OF     DERIVATIVE
                                           LIABILITIES          FINANCIAL POSITION      LIABILITIES (3)
--------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,063)                $(1,308)                $(825)
                                             --------                --------                ------

                                         ACCRUED INTEREST AND
                                           CASH COLLATERAL       FINANCIAL COLLATERAL
                                             PLEDGED (3)             PLEDGED (4)         NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                               $70                    $(826)               $71
                                                 ---                    -----                ---

                            AS OF DECEMBER 31, 2012

                                        (I)                      (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
---------------------------------------------------------------------------------
DESCRIPTION
 Other investments                     $2,732                   $2,238
                                       ------                  -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $581                    $(87)
                                      ----                    ----

                                                (IV)
                                 COLLATERAL DISALLOWED FOR OFFSET IN
                                 THE STATEMENT OF FINANCIAL POSITION  (V) = (III) - (IV)

                                        FINANCIAL COLLATERAL
                                            RECEIVED (4)                  NET AMOUNT
-------------------------------  -------------------------------------------------------
DESCRIPTION
 Other investments                              $490                          $4
                                                ----                         ---

                                         GROSS AMOUNTS OF           GROSS AMOUNTS
                                            RECOGNIZED        OFFSET IN THE STATEMENT OF      DERIVATIVE
                                            LIABILITIES           FINANCIAL POSITION        LIABILITIES (3)
------------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,113)                 $(1,759)                   $38
                                              -------                   ------                   ----

                                        ACCRUED INTEREST AND
                                           CASH COLLATERAL      FINANCIAL COLLATERAL
                                             PLEDGED (3)            PLEDGED (4)          NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                              $(392)                 $(300)               $(54)
                                                -----                  -----                ----

(1)  Included in other investments in the Company's Consolidated Balance Sheets.

(2) Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

(3) Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

(4) Excludes collateral associated with exchange-traded derivatives instruments.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2013              2012              2011
--------------------------------------------------------------------------
Interest rate swaps          $(158)             $26              $245
Foreign currency swaps          12              (18)               (5)
                           -------            -----            ------
                    TOTAL    $(146)              $8              $240
                           -------            -----            ------

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                           RECOGNIZED IN INCOME ON
                                       DERIVATIVE (INEFFECTIVE PORTION)
                                2013                 2012                 2011
-------------------------  --------------------------------------------------------
Interest rate swaps              $(2)                $ --                  $(2)
Foreign currency swaps            --                   --                   --
                                ----                 ----                 ----
                    TOTAL        $(2)                $ --                  $(2)
                                ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                                          2013         2012             2011
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                                  Net realized capital gains (losses)    $70          $85              $6
Interest rate swaps                                         Net investment income (loss)     57           97              77
Foreign currency swaps                               Net realized capital gains (losses)      4           (4)             (1)
                                                                                         ------       ------            ----
                                                                                  TOTAL    $131         $178             $82
                                                                                         ------       ------            ----

As of December 31, 2013, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $ 46. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows.

During the year ended December 31, 2013 , the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2012 , the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $ 91 which primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual Life and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2. For the year ended December 31, 2011, the Company had no net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                       2013                                       2012
                                                                HEDGED                                      HEDGED
                                         DERIVATIVE              ITEM               DERIVATIVE               ITEM
---------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)         $27                  $(24)                  $(3)                 $(3)
Foreign currency swaps
 Net realized capital gains (losses)           1                    (1)                   (7)                   7
 Benefits, losses and loss adjustment
  expenses                                    (2)                    2                    (6)                   6
                                             ---                 -----                 -----                 ----
                                 TOTAL       $26                  $(23)                 $(16)                 $10
                                             ---                 -----                 -----                 ----

                                        GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011
                                                                  HEDGED
                                          DERIVATIVE               ITEM
--------------------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(58)                 $54
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22
                                             -----                 ----
                                 TOTAL        $(81)                 $77
                                             -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                            DECEMBER 31,
                                                 2013            2012           2011
------------------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                           $(5)            $26          $20
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards                   4              10            1
 Japan 3Win foreign currency swaps (1)              (268)           (300)          31
 Japanese fixed annuity hedging instruments
  (2)                                               (207)           (178)         109
CREDIT CONTRACTS
 Credit derivatives that purchase credit
  protection                                         (20)            (19)          (8)
 Credit derivatives that assume credit risk           46             204         (141)
EQUITY CONTRACTS
 Equity index swaps and options                      (22)            (31)         (67)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives                     1,306           1,430         (780)
 U.S. GMWB reinsurance contracts                    (192)           (280)         131
 U.S. GMWB hedging instruments                      (852)           (631)         252
 U.S. macro hedge program                           (234)           (340)        (216)
 International program hedging instruments          (963)         (1,145)         639
OTHER
 GMAB, GMWB, and GMIB reinsurance contracts        1,107           1,233         (326)
 Coinsurance and modified coinsurance
  reinsurance contracts                           (1,405)         (1,901)         375
                                               ---------       ---------       ------
                                    TOTAL (3)    $(1,705)        $(1,922)         $20
                                               ---------       ---------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $250, $189 and $(100) for the years ended December 31, 2013, 2012 and 2011, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $324, $245 and $(129) for the years ended December 31, 2013, 2012, and 2011, respectively.

(3) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japanese fixed annuity hedging instruments and the Japan 3Win foreign currency swaps was primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net loss on the U.S. macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates and a decline in equity volatility.

For the year ended December 31, 2012 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

Refer to Note 12 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2013 and 2012.

                            AS OF DECEMBER 31, 2013

                                                             WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR             YEARS TO
                        AMOUNT (2)          VALUE            MATURITY
--------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade
  risk exposure             $735               $6             2 years
 Below investment
  grade risk
  exposure                    24               --              1 year
Basket credit
 default swaps (4)
 Investment grade
  risk exposure            1,912               25             3 years
 Below investment
  grade risk
  exposure                    87                8             5 years
 Investment grade
  risk exposure              235               (5)            3 years
 Below investment
  grade risk
  exposure                   115              (18)            3 years
Embedded credit
 derivatives
 Investment grade
  risk exposure              150              145             3 years
                          ------            -----            --------
          TOTAL (5)       $3,258             $161
                          ------            -----


                               UNDERLYING REFERENCEDVERAGE          OFFSETTING
                              CREDIT OBLIGATION(S) (1)EDIT           NOTIONAL         OFFSETTING
                            TYPE                    RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade      Corporate Credit/
  risk exposure             Foreign Gov.                 A              $592              $(4)
 Below investment
  grade risk
  exposure              Corporate Credit               CCC                25               --
Basket credit
 default swaps (4)
 Investment grade
  risk exposure         Corporate Credit              BBB+               784              (10)
 Below investment
  grade risk
  exposure              Corporate Credit               BB-                --               --
 Investment grade
  risk exposure              CMBS Credit                 A               235                5
 Below investment
  grade risk
  exposure                   CMBS Credit                B-               115               18
Embedded credit
 derivatives
 Investment grade
  risk exposure         Corporate Credit              BBB+                --               --
                     -------------------            ------            ------             ----
          TOTAL (5)                                                   $1,751               $9
                                                                      ------             ----

                            AS OF DECEMBER 31, 2012

                                                                            UNDERLYING REFERENCED
                                                                           CREDIT OBLIGATION(S) (1)
                                                            WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR            YEARS TO
                        AMOUNT (2)          VALUE           MATURITY              TYPE
---------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade         $1,787               $8            3 years         Corporate Credit/
  risk exposure                                                                   Foreign Gov.
 Below investment            114               (1)            1 year          Corporate Credit
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade          2,074               11            2 years          Corporate Credit
  risk exposure
 Investment grade            237              (12)           4 years               CMBS Credit
  risk exposure
 Below investment            115              (27)           4 years               CMBS Credit
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade            325              296            4 years          Corporate Credit
  risk exposure
                          ------            -----            -------       -------------------
          TOTAL (5)       $4,652             $275
                          ------            -----

                     UNDERLYING REFERENCED
                   CREDIT OBLIGATION(S) (1)

                         AVERAGE          OFFSETTING
                          CREDIT           NOTIONAL         OFFSETTING
                          RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ----------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade              A              $878             $(19)
  risk exposure
 Below investment             B+               114               (3)
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade           BBB+             1,326               (6)
  risk exposure
 Investment grade              A               238               12
  risk exposure
 Below investment             B+               115               27
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade           BBB-                --               --
  risk exposure
                          ------            ------             ----
          TOTAL (5)                         $2,671              $11
                                            ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.3 billion and $2.4 billion as of December 31, 2013 and 2012, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

(5) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, the Company pledged securities collateral associated with derivative instruments with a fair value of $865 and $370, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a fair value of $290 and $179, respectively, as of December 31, 2013 and 2012 which have been included in short-term investments on the Consolidated Balance Sheets.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a fair value of $171 and $607, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $121 and $490, respectively, of which the Company has the ability to sell or repledge $117 and $348, respectively. As of December 31, 2013 and 2012, the fair value of repledged securities totaled $39 and $0, respectively, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

5.  REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company entered into two reinsurance transactions in connection with the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to the Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $915, $302, and $252 for the years ended

December 31, 2013, 2012, and 2011, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $71, $94, and $106 in December 31, 2013, 2012, and 2011, respectively. The Company ceded accident and health premiums to HLA of $152, $177, and $191, respectively.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $31, $58, and $61 in December 31, 2013, 2012, and 2011. For further information regarding the WRR reinsurance agreement, see Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

REINSURANCE RECOVERABLES

Life insurance product reinsurance recoverables represent loss and loss adjustment expense recoverable from a number of reinsurers. The Company's reinsurance recoverables are summarized as follows:

                                                              DECEMBER, 31
--------------------------------------------------------------------------------
REINSURANCE RECOVERABLES                                  2013            2012
                                                        ---------       --------
Future policy benefits and unpaid loss and loss
 adjustment expenses:
 Sold businesses (MassMutual and Prudential)              $18,969           $ --
 Other reinsurers                                             825          2,893
                                                        ---------       --------
                          NET REINSURANCE RECOVERABLES    $19,794         $2,893
                                                        ---------       --------

As of December 31, 2013, the Company has reinsurance recoverables of $9.5 billion each from MassMutual and Prudential. These reinsurance recoverables are secured by invested assets held in trust for the benefit of the Company in the event of a default by the reinsurers. As of December 31, 2013, the fair value of assets held in trust securing the reinsurance recoverables from MassMutual and Prudential were $9.5 billion and $7.1 billion, respectively. As of December 31, 2013, the net reinsurance recoverables from Prudential represents approximately 29% of the Company's consolidated stockholders' equity. As of December 31, 2013, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

INSURANCE REVENUES

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                       2013           2012           2011
                                     --------       --------       --------
Gross fee income, earned premiums
 and other                             $3,502         $3,739         $4,147
Reinsurance assumed                        13              8             13
Reinsurance ceded                      (1,869)          (698)          (733)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $1,646         $3,049         $3,427
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                       2013                  2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                                            $ 3,072             $ 3,448                  $ 3,694
Deferred costs                                                               16                 329                      381
Amortization -- DAC                                                        (124)               (280)                    (290)
Amortization -- Unlock benefit (charge), pre-tax                           (104)                (44)                    (137)
Amortization -- DAC from discontinued operations                             --                 (35)                     (47)
Amortization -- DAC related to business dispositions (1),(2)             (2,229)                 --                       --
Adjustments to unrealized gains and losses on securities
 available-for-sale and other (3)                                            58                (346)                    (154)
Effect of currency translation                                               --                  --                        1
                                                                       --------            --------                 --------
                                               BALANCE, END OF PERIOD      $689              $3,072                   $3,448
                                                                       --------            --------                 --------

(1) Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

(2) Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.

(3) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products.

As of December 31, 2013, estimated future net amortization expense of present value of future profits for the succeeding five years is $5, $4, $4, $3 and $3 in 2014, 2015, 2016, 2017 and 2018 respectively.

7. GOODWILL

The reporting units of the Company for which goodwill was allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2013

During the first quarter of 2013, the Company completed the sale of its Retirement Plans business to Mass Mutual and its Individual Life business to Prudential. Accordingly, the carrying value of each reporting unit's goodwill of $87 and $163, respectively, was reduced and is included in reinsurance loss on disposition in the Company's Consolidated Statement of Operations. For further information on the disposition of the Retirement Plans and Individual Life businesses, see Note 2 --Business Dispositions of Notes to Consolidated Financial Statements.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter; however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 as of December 31, 2012.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                               UL SECONDARY
                                                GMDB            GUARANTEES
------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2013         $ 944               $ 363
Incurred                                          183                 294
Paid                                             (135)                 --
Unlock                                           (116)                  2
Impact of reinsurance transaction                  --               1,143
Currency translation adjustment                   (27)                 --
                                               ------            --------
LIABILITY BALANCE AS OF DECEMBER 31,
 2013                                            $849              $1,802
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2013                                $ 608                $ 21
Incurred                                          104                 296
Paid                                              (98)                 --
Unlock                                            (81)                 --
Impact of reinsurance transaction                  --               1,485
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2013                               $533              $1,802
                                               ------            --------

                                                            UL SECONDARY
                                            GMDB             GUARANTEES
---------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012    $ 1,158              $ 228
Incurred                                       228                113
Paid                                          (258)                --
Unlock                                        (181)                22
Currency translation adjustment                 (3)                --
                                          --------             ------
LIABILITY BALANCE AS OF DECEMBER 31,
 2012                                         $944               $363
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2012                             $ 724               $ 22
Incurred                                       121                 (1)
Paid                                          (121)                --
Unlock                                        (116)                --
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2012                            $608                $21
                                          --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2013:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                  RETAINED
                                             ACCOUNT         NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE           AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)       ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                      $19,638          $2,914               $178                   69
 With 5% rollup (2)                              1,610             232                 16                   69
 With Earnings Protection Benefit Rider          4,862             629                 19                   67
  ("EPB") (3)
 With 5% rollup & EPB                              588             119                  5                   70
                                           -----------        --------             ------                  ---
 Total MAV                                      26,698           3,894                218
Asset Protection Benefit (APB) (4)              18,579             277                 55                   68
Lifetime Income Benefit (LIB) -- Death             773               9                  2                   66
 Benefit (5)
Reset (6) (5-7 years)                            3,286              74                 34                   69
Return of Premium (7) /Other                    12,476              71                 17                   67
                                           -----------        --------             ------                  ---
                      SUBTOTAL U.S. GMDB      $ 61,812         $ 4,325              $ 326                   68
 Less: General Account Value with U.S.           4,349
  GMBD
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES        57,463
                               WITH GMDB
    Separate Account Liabilities without        83,411
                               U.S. GMDB
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $140,874
                                           -----------
JAPAN GMDB (10),(11)                          $ 12,659           $ 167               $ --                   69
JAPAN GMIB (10),(11)                           $12,456            $102               $ --                   69
                                           -----------        --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The GRB related to the Japan GMIB was $11.7 billion as of December 31, 2013. The GRB related to the Japan GMAB and GMWB was $304 as of December 31, 2013. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2013, 100% of NAR is reinsured to an affiliate. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

For a description of the Company's guaranteed living benefits that are accounted for at fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                DECEMBER 31, 2013          DECEMBER 31, 2012
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $52,858                    $58,208
 (including mutual funds)
Cash and cash equivalents               4,605                      6,940
                                    ---------                  ---------
                     TOTAL            $57,463                    $65,148
                                    ---------                  ---------

As of December 31, 2013 and December 31, 2012, approximately 17% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 84%, respectively, were invested in equity securities through these funds.

9.  SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
-------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD               $ 118        $ 186        $ 197
Sales inducements deferred                    --            4            6
Amortization -- Unlock                        (3)         (59)          (4)
Amortization charged to income                (8)         (13)         (13)
Amortization related to business             (71)          --           --
 dispositions (1)
                                          ------       ------       ------
BALANCE, END OF PERIOD                       $36         $118         $186
                                          ------       ------       ------

(1) Includes $22 and $49, related to sale of the Company's Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

10.  DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2014. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2013 and 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2013, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2013 rates, either consumer price index plus 102 to 247 basis points, or indexed to the S&P 500, Dow Jones Industrials, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $14 in 2014, $32 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2013, 2012 and 2011, interest credited to holders of consumer notes was $6, $10 and $15, respectively.

11.  INCOME TAX

Income (loss) from continuing operations before income taxes for the years ended December 31, 2013, 2012 and 2011 included income (loss) from domestic operations of $561, $531 and $(137) , respectively. There was no income (loss) from foreign operations for the years ended December 31, 2013, 2012 and 2011.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                          2013           2012          2011
----------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                     $(208)         $139         $(206)
                                          -------       -------       -------
Deferred -- U.S. Federal Excluding NOL        405           (94)           46
 Carryforward
 U.S. Net Operating Loss Carryforward        (148)           (9)         (163)
                                          -------       -------       -------
                          TOTAL DEFERRED      257          (103)         (117)
                                          -------       -------       -------
            INCOME TAX EXPENSE (BENEFIT)      $49           $36         $(323)
                                          -------       -------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                             AS OF DECEMBER 31,
                                            2013            2012
------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition          $163            $424
 costs
Investment-related items                      1,516           1,244
Insurance product derivatives                   742           1,092
NOL Carryover                                   377             225
Minimum tax credit                              327             355
Foreign tax credit carryover                     44              33
Capital loss carryover                           --               5
Other                                            71              65
                                          ---------       ---------
               TOTAL DEFERRED TAX ASSETS      3,240           3,443
 Valuation Allowance                             --             (53)
                                          ---------       ---------
                 NET DEFERRED TAX ASSETS      3,240           3,390
                                          ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy            (650)           (356)
 acquisition costs and reserves
Net unrealized gain on investments             (403)         (1,432)
Employee benefits                               (52)            (45)
Depreciable and amortizable assets              (25)             --
                                          ---------       ---------
          TOTAL DEFERRED TAX LIABILITIES     (1,130)         (1,833)
                                          ---------       ---------
                TOTAL DEFERRED TAX ASSET     $2,110          $1,557
                                          ---------       ---------

As of December 31, 2013 and 2012, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $0 and $221, which have no expiration. The Company had a current income tax recoverable of $80 as of December 31, 2013 and a current income tax payable of $192 as of December 31, 2012.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $18 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $0 relating mostly to U.S. net operating losses, as of December 31, 2013 and $53, relating mostly to foreign net operating losses, as of December 31, 2012. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. In addition, in 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
--------------------------------------------------------------------------------
Tax provision (benefit) at the U.S.
 federal statutory rate                     $196         $186          $(48)
Dividends-received deduction                (135)        (140)         (201)
Foreign related investments                   (7)          (9)          (15)
Valuation Allowance                           --           --           (56)
Other                                         (5)          (1)           (3)
                                          ------       ------       -------
 INCOME TAX EXPENSE (BENEFIT)                $49          $36         $(323)
                                          ------       ------       -------

12. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third- party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $2, $17 and $19 for the years ended December 31, 2013, 2012 and 2011, respectively. Future minimum lease commitments as of December 31, 2013 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2013, the Company has outstanding commitments totaling $253, of which $223 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2013 and 2012, the liability balance was $21 and $42, respectively. As of December 31, 2013 and 2012, $27 and $27, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2013, was $844. Of this $844 the legal entities have posted collateral of $945 in the normal course of business. In addition, the Company has posted collateral of $44 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2013, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $5 to be posted as collateral. Based on derivative market values as of December 31, 2013, a downgrade of two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

13.  TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2013 and 2012, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2013, 2012, and 2011, the Company recorded earned premiums of $8, $28, and $12 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012 in connection with HLA's reorganization of its Mutual Funds business. The Company no longer has any significant continuing involvement in HLI's Mutual Funds business.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2013 and 2012, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

HLAI assumed from HLIKK GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006 and GMIB riders issued on or after April 1, 2005. HLAI assumed certain in-force and prospective GMAB, GMIB and GMDB riders issued on or after February 5, 2007 by HLIKK. HLAI assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008 by HLIKK. HLAI assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK.

The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserve which is not reported at fair value. The liability for the assumed GMDB reinsurance was $0 and $22 and the net amount at risk for the assumed GMDB reinsurance was $0.2 billion and $2.7 billion at December 31, 2013 and 2012, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $0.5 billion and $1.8 billion at December 31, 2013 and 2012, respectively.

As of December 31, 2012, HLAI had a reinsurance agreement with Hartford Life Limited, ("HLL"), a wholly owned UK subsidiary of HLAI, that assumed 100% of the risks associated with GMDB and GMWB written by and in-force with HLL as of November 1, 2010. The liability for the assumed GMDB reinsurance was $4 and the net amount at risk for the assumed GMDB reinsurance was $42, as of December 31, 2012. On December 12, 2013, the Company completed the sale of HLIL in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company. For further information concerning this transaction, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

While the form of the agreements between HLAI and HLIKK for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $4 and $0 at December 31, 2013 and 2012, respectively.

REINSURANCE CEDED TO AFFILIATES

HLAI has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with WRR. HLAI cedes to WRR variable annuity contracts, associated riders, and payout annuities written by HLAI; annuity contracts and associated riders assumed by HLAI under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by HLAI from HLIKK; and, up until the sale of HLL on December 12, 2013, GMDB and GMWB riders assumed by HLAI from HLL.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                       FOR THE YEARS ENDED DECEMBER 31,
                                      2013            2012           2011
--------------------------------------------------------------------------------
Earned premiums                          $(31)           $(58)         $(61)
Net realized gains (losses) (1)        (1,665)         (2,130)          483
                                    ---------       ---------       -------
                    TOTAL REVENUES     (1,696)         (2,188)          422
Benefits, losses and loss
 adjustment expenses                       (8)            (55)          (50)
Insurance operating costs and
 other expenses                        (1,158)         (1,442)          836
                                    ---------       ---------       -------
                    TOTAL EXPENSES     (1,166)         (1,497)          786
LOSS BEFORE INCOME TAXES                 (530)           (691)         (364)
Income tax benefit                       (185)           (242)         (127)
                                    ---------       ---------       -------
                          NET LOSS      $(345)          $(449)        $(237)
                                    ---------       ---------       -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance recoverable, deposit liability and net reinsurance recoverable were $129, $638, $495, respectively, at December 31, 2013 and $1.3 billion, $527,
$900, respectively, at December 31, 2012.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.

14.  STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                         2013          2012          2011
--------------------------------------------------------------------------------
Combined statutory net income (loss)     $1,290          $927         $(669)
Statutory capital and surplus            $5,005        $5,016        $5,920
                                        -------       -------       -------

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital and surplus, referred to collectively as capital, appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. In aggregate, the Company and its domestic life insurance subsidiaries maintain an RBC ratio for the group in excess of 400% of Company Action Level as of December 31, 2013 and 2012. The reporting of RBC ratios is not intended for the purpose of ranking any company or for use in connection with any marketing, advertising of promotional activities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $1 billion in dividends in 2014 without prior approval from the applicable insurance commissioner. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $919 in 2014. However, because the Company's earned surplus is negative as of December 31, 2013, the Company will not be permitted to pay any dividends to its parent in 2014 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(1), $(3) and $45 for the years ended December 31, 2013, 2012 and 2011, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Hartford's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6.0% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of contributions, with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total, for the Investment and Savings Plan and Excess Savings Plan combined, of $1 annually.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary. In 2012, employees who had earnings of less than $110 thousand also received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110 thousand received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $7, $10 and $9 for the years ended December 31, 2013, 2012 and 2011, respectively.

16. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $11, $32 and $14 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $4, $11 and $5 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company did not capitalize the cost of stock-based compensation.

17. DISCONTINUED OPERATIONS

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

The Company does not expect these transactions to have a material impact on the Company's future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                            2013         2012         2011
--------------------------------------------------------------------------------
REVENUES
Earned Premiums                              $(23)        $ --         $ --
Fee income and other                           14          563          609
Net investment income (loss)
 Securities available-for-sale and other       (3)          10            8
 Equity securities, trading                   139          201          (14)
                                           ------       ------       ------
Total net investment income (loss)            136          211           (6)
Net realized capital gains (losses)           (14)          68           78
                                           ------       ------       ------
 TOTAL REVENUES                               113          842          681
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment
 expenses                                       2           --           (1)
Benefits, losses and loss adjustment
 expenses -- returns credited on
 international variable annuity               139          201          (14)
Amortization of DAC                            --           35           47
Insurance operating costs and other
 expenses                                     (33)         410          541
Goodwill impairment                            --          149           --
                                           ------       ------       ------
 TOTAL BENEFITS, LOSSES AND EXPENSES          108          795          573
 INCOME (LOSS) BEFORE INCOME TAXES              5           47          108
Income tax expense (benefit)                   (5)         (14)          50
                                           ------       ------       ------
 INCOME (LOSS) FROM OPERATIONS OF
  DISCONTINUED OPERATIONS, NET OF TAX          10           61           58
Net realized capital losses on disposal,
 net of tax                                   (51)          --           --
                                           ------       ------       ------
 INCOME (LOSS) FROM DISCONTINUED
  OPERATIONS, NET OF TAX                     $(41)         $61          $58
                                           ------       ------       ------

18. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 24 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2013, and asset impairment charges, if any, will be expensed as appropriate.

In 2013, The Hartford initiated a plan to consolidate its real estate operations in Connecticut, including the intention to exit certain facilities and relocate employees. The consolidation of real estate in Connecticut is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.

Restructuring and other costs are expected to approximate $147, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                     2013                      2012
-------------------------------------------------------------------------------------
Severance benefits and related costs                         $7                  $93
Professional fees                                            15                   23
Asset impairment charges                                      5                    4
                                                           ----               ------
              TOTAL RESTRUCTURING AND OTHER COSTS           $27                 $120
                                                           ----               ------

There were no restructuring and other costs incurred by the Company in 2011.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                               FOR THE YEAR ENDED DECEMBER 31, 2013
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD           $31                     $ --                      $ --                           $31
Accruals/provisions                      7                       15                         5                            27
Payments/write-offs                    (37)                     (15)                       (5)                          (57)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                  $1                     $ --                      $ --                            $1
                                     -----                    -----                      ----                         -----

                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD          $ --                     $ --                      $ --                          $ --
Accruals/provisions                     93                       23                         4                           120
Payments/write-offs                    (62)                     (23)                       (4)                          (89)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                 $31                     $ --                      $ --                           $31
                                     -----                    -----                      ----                         -----

19. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax and DAC, by component consist of the following:

For the year ended December 31, 2013

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                       $1,752                 $258                $(23)              $1,987
 OCI before reclassifications                             (352)                 (94)                 23                 (423)
 Amounts reclassified from AOCI                           (905)                 (85)                 --                 (990)
                                                      --------               ------               -----             --------
Net OCI                                                 (1,257)                (179)                 23               (1,413)
                                                      --------               ------               -----             --------
                                ENDING BALANCE            $495                  $79                $ --                 $574
                                                      --------               ------               -----             --------

For the year ended December 31, 2012

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $632                 $368                $(47)                 953
 OCI before reclassifications                            1,084                    6                  24                1,114
 Amounts reclassified from AOCI                             36                 (116)                 --                  (80)
                                                      --------               ------               -----             --------
Net OCI                                                  1,120                 (110)                 24                1,034
                                                      --------               ------               -----             --------
                                ENDING BALANCE          $1,752                 $258                $(23)              $1,987
                                                      --------               ------               -----             --------

For the year ended December 31, 2011

                                                                         NET GAIN (LOSS)          FOREIGN
                                                    NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                        GAIN ON              HEDGING            TRANSLATION
                                                      SECURITIES           INSTRUMENTS          ADJUSTMENTS        TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $(542)                $265                $(45)               (322)
 OCI before reclassifications                             1,223                  156                  (2)              1,377
 Amounts reclassified from AOCI                             (49)                 (53)                 --                (102)
                                                        -------               ------               -----             -------
Net OCI                                                   1,174                  103                  (2)              1,275
                                                        -------               ------               -----             -------
                                  ENDING BALANCE           $632                 $368                $(47)               $953
                                                        -------               ------               -----             -------

Reclassifications from AOCI consist of the following:

                                                    AMOUNT RECLASSIFIED FROM AOCI                          AFFECTED LINE ITEM IN
                                  FOR THE YEAR               FOR THE YEAR               FOR THE YEAR                THE
                                     ENDED                      ENDED                      ENDED               CONSOLIDATED
                                  DECEMBER 31,               DECEMBER 31,               DECEMBER 31,           STATEMENT OF
            AOCI                      2013                       2012                       2011                OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON
 SECURITIES
Available-for-sale                                                                                           Net realized capital)
 securities (1)                       $1,392                      $(55)                       $75                   gains (losses
                                    --------                    ------                     ------         -----------------------
                                       1,392                       (55)                        75         TOTAL BEFORE TAX
                                         487                       (19)                        26         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                        $905                      $(36)                       $49         NET INCOME
                                    --------                    ------                     ------         -----------------------
NET GAINS ON CASH-FLOW
 HEDGING INSTRUMENTS
                                                                                                             Net realized capital)
Interest rate swaps (2)                  $70                       $85                         $6                   gains (losses
Interest rate swaps                       57                        97                         77         Net investment income
                                                                                                             Net realized capital)
Foreign currency swaps                     4                        (4)                        (1)                  gains (losses
                                    --------                    ------                     ------         -----------------------
                                         131                       178                         82         TOTAL BEFORE TAX
                                          46                        62                         29         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                         $85                      $116                        $53         NET INCOME
                                    --------                    ------                     ------         -----------------------
  TOTAL AMOUNTS RECLASSIFIED
                   FROM AOCI            $990                       $80                       $102         NET INCOME
                                    --------                    ------                     ------         -----------------------

(1) Includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

(2) Includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.

20.  SUBSEQUENT EVENTS

Effective April 1, 2014, HLAI terminated its reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. As a result, the Company will reclassify $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company expects to recognize a gain of approximately $215 resulting from the termination of derivatives associated with the reinsurance transaction. In addition, the Company expects to receive a capital contribution of approximately $1 billion from The Hartford in support of this transaction as the economics related to HLAI's business are no longer reinsured to WRR. This capital contribution will be funded by WRR paying off the $655 surplus note and returning approximately $345 in capital to The Hartford.

Effective March 3, 2014 The Hartford made HLA the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to Hartford Life, Inc.

21.  QUARTERLY RESULTS (UNAUDITED)

                                                                     THREE MONTHS ENDED
                                  MARCH 31,                  JUNE 30,               SEPTEMBER 30,              DECEMBER 31,
                              2013         2012         2013         2012         2013         2012         2013         2012
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                $2,267         $198         $229       $2,110         $804       $1,170         $335         $626
Total benefits, losses and
 expenses                      1,754          (60)         271        2,014          550          948          519          671
Income (loss) from
 continuing operations, net
 of tax                          367          202           11           93          202          173          (68)          27
Income (loss) from
 discontinued operations,
 net of tax                       19           86          (46)          (6)          (1)          30          (13)         (49)
Net income (loss)                386          288          (35)          87          201          203          (81)         (22)
Less: Net income (loss)
 attributable to the
 noncontrolling interest           6           (1)          --           --           --           --           --            3
Net income (loss)
 attributable to Hartford
 Life Insurance Company         $380         $289         $(35)         $87         $201         $203         $(81)        $(25)

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(4)
              (b) Amended and Restated Bylaws of Hartford.(8)
       (7)    Form of Reinsurance Agreement.(6)
       (8)    Form of Fund Participation Agreement.(7)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement filed on April 12, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, filed on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-70153, filed on August 25, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Eric Brandt (1)                     Senior Vice President
Kathleen M. Bromage (1)             Senior Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Robert A. Cornell                   Actuary, Vice President
Richard C. Costello                 Assistant General Counsel, Senior Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary Senior Vice President
Tamara L. Fagely (2)                Vice President
Csabor Gabor                        Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Penelope A. Hrib (3)                Actuary, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (4)              Vice President
Vernon Meyer                        Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa Proch                          Vice President
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Robert R. Siracusa                  Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(4)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

* Denotes Board of Directors

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement File No. 333-148564, filed on February 19, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2014, there are 127,080 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                                POSITIONS AND OFFICES
NAME                                                              WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Diana Benken                         Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)            AML Compliance Officer and Chief Compliance Officer
Christopher J. Dagnault (2)          President, Chief Executive Officer
Aidan Kidney                         Senior Vice President
Kathleen E. Jorens (3)               Vice President, Assistant Treasurer
Robert W. Paiano (3)                 Senior Vice President, Treasurer
Cathleen Shine                       Secretary
Diane E. Tatelman                    Vice President
Jane Wolak                           Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 25, 2014.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
(Registrant)

By:    Beth Bombara                         *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara,                               Lisa Proch
       Chairman of the Board, President,           Attorney-in-Fact
       Chief Executive Officer*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth Bombara
       -----------------------------------
       Beth Bombara,
       Chairman of the Board, President,
       Chief Executive Officer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*              *By:     /s/ Lisa Proch
                                                                       ------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                    Lisa Proch
 Director* Attorney-in-Fact                                            Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President, Chief             Date:    April 25, 2014
 Accounting Officer, Chief Financial Officer

333-69489

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.